SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 55.2%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd., 2.250%, 12/19/19 ±	USD	500,000	$500,222
National Australia Bank Ltd., 2.250%, 1/10/20	USD	1,000,000	1,000,635

			1,500,857

Canada — 5.6%
Bank of Montreal MTN, 2.100%, 6/15/20	USD	9,500,000	9,508,594
Bank of Montreal MTN, 3.100%, 7/13/20	USD	5,600,000	5,649,142
Royal Bank of Canada GMTN, 2.656%, 4/30/21	USD	8,000,000	8,028,393
Toronto-Dominion Bank (The) MTN, 3.000%, 6/11/20	USD	11,263,000	11,343,411

			34,529,540

Japan — 0.3%
Mizuho Bank Ltd., 2.400%, 3/26/20 ±	USD	1,000,000	1,001,395
MUFG Bank Ltd., 2.300%, 3/05/20 ±	USD	1,000,000	1,000,786

			2,002,181

Liberia — 0.2%
Royal Caribbean Cruises Ltd., 2.650%, 11/28/20	USD	1,000,000	1,004,306

Netherlands — 1.8%
LyondellBasell Industries NV, 6.000%, 11/15/21	USD	1,500,000	1,599,969
Mylan NV, 3.150%, 6/15/21	USD	3,000,000	3,038,858
Shell International Finance BV, 2.125%, 5/11/20	USD	6,365,000	6,381,341

			11,020,168

United Kingdom — 0.5%
BAT International Finance PLC, 2.750%, 6/15/20 ±	USD	3,000,000	3,009,293

United States — 46.5%
Allergan, Inc., 3.375%, 9/15/20		1,000,000	1,011,186
Amgen, Inc., 2.200%, 5/11/20		4,704,000	4,703,345
Anthem, Inc., 4.350%, 8/15/20		1,000,000	1,019,864
Apple, Inc., 2.409%, 2/07/20		3,400,000	3,402,336
Apple, Inc., 2.476%, 5/06/20		1,500,000	1,501,633
Bank of America Corp. MTN, 2.625%, 10/19/20		4,500,000	4,529,329
Berkshire Hathaway Finance Corp., 2.658%, 1/10/20		5,880,000	5,886,582
Biogen, Inc., 2.900%, 9/15/20		4,250,000	4,281,372
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 1/15/20		2,500,000	2,500,020
Chevron Corp., 1.991%, 3/03/20		4,750,000	4,750,938
Chevron Corp., 2.348%, 3/03/20		4,300,000	4,303,239
Chevron Corp., 2.568%, 11/15/19		1,618,000	1,619,040
Chevron Corp., 2.688%, 11/15/21		7,645,000	7,705,646
Cisco Systems, Inc., 4.450%, 1/15/20		5,000,000	5,033,192
Citigroup, Inc., 2.400%, 2/18/20		2,500,000	2,502,417
Federal Farm Credit Banks, 2.073%, 4/16/21		28,350,000	28,332,048

	FACE AMOUNT	VALUE†
General Dynamics Corp., 2.875%, 5/11/20	$3,000,000	$3,015,981
General Electric Co. GMTN, 5.500%, 1/08/20	2,000,000	2,015,660
Gilead Sciences, Inc., 2.350%, 2/01/20	3,505,000	3,509,314
Gilead Sciences, Inc., 2.550%, 9/01/20	1,910,000	1,919,525
Goldman Sachs Group, Inc. (The), 2.625%, 4/25/21	1,000,000	1,006,077
Goldman Sachs Group, Inc. (The) GMTN, 5.375%, 3/15/20	500,000	507,257
HSBC USA, Inc., 2.750%, 8/07/20	1,685,000	1,695,023
IBM Credit LLC, 2.538%, 1/20/21	6,000,000	6,007,239
JM Smucker Co. (The), 2.500%, 3/15/20	1,225,000	1,226,345
John Deere Capital Corp. MTN, 2.050%, 3/10/20	2,260,000	2,260,934
Keurig Dr Pepper, Inc., 2.000%, 1/15/20	5,000,000	4,997,304
KeyCorp MTN, 2.900%, 9/15/20	3,780,000	3,810,699
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	2,881,000	2,883,257
Merck & Co., Inc., 1.850%, 2/10/20	5,633,000	5,629,607
Merck & Co., Inc., 2.556%, 2/10/20	9,795,000	9,808,366
Morgan Stanley, 2.800%, 6/16/20	4,645,000	4,669,052
NextEra Energy Capital Holdings, Inc., 3.342%, 9/01/20	3,000,000	3,034,295
Novartis Capital Corp., 1.800%, 2/14/20	1,493,000	1,492,036
Packaging Corp. of America, 2.450%, 12/15/20	1,987,000	1,991,592
Philip Morris International, Inc., 2.000%, 2/21/20	3,715,000	3,713,414
Philip Morris International, Inc., 4.500%, 3/26/20	1,500,000	1,515,897
QUALCOMM, Inc., 2.250%, 5/20/20	1,000,000	1,000,539
Quest Diagnostics, Inc., 4.750%, 1/30/20	1,000,000	1,007,658
SVB Financial Group, 5.375%, 9/15/20	3,000,000	3,090,122
Total System Services, Inc., 3.800%, 4/01/21	1,000,000	1,021,286
Toyota Motor Credit Corp. GMTN, 2.200%, 1/10/20	2,000,000	2,001,283
Toyota Motor Credit Corp. MTN, 2.150%, 3/12/20	3,831,000	3,835,258
Toyota Motor Credit Corp. MTN, 2.600%, 1/11/22	1,662,000	1,688,878
Unilever Capital Corp., 1.800%, 5/05/20	500,000	499,507
United States Treasury Floating Rate Note, 1.894%, 10/31/20	37,000,000	36,945,714
United States Treasury Floating Rate Note, 1.964%, 1/31/21	1,000,000	998,798
United States Treasury Floating Rate Note, 1.988%, 4/30/21	60,000,000	59,915,949
Wal-Mart Stores, Inc., 1.750%, 10/09/19	7,377,000	7,376,284
Walmart, Inc., 2.199%, 6/23/20	3,444,000	3,444,672

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
UNITED STATES (Continued)
Walmart, Inc., 2.389%, 6/23/21	$7,512,000	$7,536,859
Wells Fargo & Co., 2.150%, 1/30/20	1,938,000	1,937,509
Wells Fargo & Co. GMTN, 2.600%, 7/22/20	3,000,000	3,014,641

		285,106,018

TOTAL BONDS AND NOTES (Identified Cost $337,189,483)		338,172,363

SHORT-TERM INVESTMENTS — 44.6%
Bonds and Notes — 27.9%
United States — 27.9%
Federal Home Loan Bank Discount Notes, 0.000%, 10/01/19 #	10,000,000	10,000,000
Federal Home Loan Bank Discount Notes, 0.000%, 10/02/19 #	20,000,000	19,998,961
Federal Home Loan Bank Discount Notes, 0.000%, 10/04/19 #	5,000,000	4,999,221
Federal Home Loan Bank Discount Notes, 0.000%, 10/08/19 #	10,000,000	9,996,364
Federal Home Loan Bank Discount Notes, 0.000%, 10/09/19 #	20,000,000	19,991,689
Federal Home Loan Bank Discount Notes, 0.000%, 11/04/19 #	30,000,000	29,947,017
Federal Home Loan Bank Discount Notes, 0.000%, 11/20/19 #	10,000,000	9,974,028
Federal Home Loan Bank Discount Notes, 0.000%, 11/27/19 #	20,000,000	19,940,783
Federal Home Loan Bank Discount Notes, 0.000%, 12/27/19 #	16,000,000	15,928,080
United States Treasury Bill, 2.05%, 10/01/19 ††	30,000,000	30,000,000

		170,776,143

Commercial Papers — 16.5%
United States — 16.5%
Apple, Inc., 1.900%, 10/21/19	12,000,000	11,987,333
Exxon Mobil Corp., 2.000%, 10/08/19	11,439,000	11,434,552
Exxon Mobil Corp., 2.000%, 10/22/19	6,000,000	5,993,000
Massachusetts Mut Life Ins Co., 0.010%, 10/22/19	5,000,000	4,993,963
Nederlandse Wtrschbnk, 2.250%, 10/15/19	7,000,000	6,993,875
Nestle Cap Corp., 1.900%, 10/02/19	1,975,000	1,974,896
NRW. Bank, 2.150%, 10/07/19	5,000,000	4,998,208

	FACE AMOUNT	VALUE†
Oesterreichische, 0.010%, 11/06/19	$5,000,000	$4,989,700
Pfizer, Inc., 2.030%, 1/23/20	12,000,000	12,000,000
Pfizer, Inc., 2.060%, 11/12/19	5,000,000	4,987,983
PSP Capital, Inc., 2.040%, 12/20/19	8,000,000	8,000,000
Roche Holding, Inc., 1.900%, 10/07/19	12,000,000	11,996,200
Roche Holding, Inc., 2.010%, 10/25/19	5,000,000	4,993,300
Toronto Dominion Bank, 2.020%, 10/29/19	6,000,000	5,990,573

		101,333,583

	SHARES
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund, 1.880%	1,285,416	1,285,416

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $273,275,319)		273,395,142

Total Investments — 99.8% (Identified Cost $610,464,802)		611,567,505
Cash and Other Assets, Less Liabilities — 0.2%		1,349,530

Net Assets — 100.0%		$612,917,035

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2019 amounted to $5,511,696 or 0.90% of the net assets of the Fund.

#	Zero coupon bond

Key to abbreviations:

GMTN — Global Medium Term Note

MTN — Medium Term Note

USD — U.S. Dollar

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2019 (As a percentage of investments) (Unaudited)

Sector	Percentage
Government	58.3%
Financial	13.9%
Consumer, Non-cyclical	11.1%
Consumer, Cyclical	5.3%
Energy	4.9%
Technology	2.8%
Industrial	1.8%
Communications	1.0%
Utilities	0.6%
Basic Materials	0.3%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 91.4%
Australia — 1.0%
Commonwealth Bank of Australia, 0.500%, 7/11/22	EUR	500,000	$555,177
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,482,413
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	1,500,000	1,674,760
Toyota Finance Australia Ltd., 0.500%, 4/06/23	EUR	1,400,000	1,557,526
Westpac Banking Corp., 0.250%, 1/17/22	EUR	1,000,000	1,100,439

			8,370,315

Austria — 0.2%
Republic of Austria Government Bond, 0.250%, 10/18/19 ±	EUR	1,000,000	1,090,298
Republic of Austria Government International Bond, 0.000%, 6/04/20	EUR	667,000	729,794

			1,820,092

Belgium — 2.4%
Kingdom of Belgium Government Bond, 0.200%, 10/22/23 ±	EUR	17,000,000	19,173,251

Canada — 21.3%
Bank of Montreal, 0.087%, 9/28/21	EUR	1,777,000	1,950,690
Bank of Montreal, 0.250%, 11/17/21	EUR	300,000	329,668
Bank of Montreal, 1.880%, 3/31/21	CAD	2,500,000	1,882,043
Bank of Montreal, 2.763%, 4/13/21	USD	1,000,000	1,004,120
Bank of Nova Scotia (The), 0.375%, 4/06/22	EUR	2,500,000	2,755,563
Bank of Nova Scotia (The), 1.750%, 12/23/22	GBP	1,000,000	1,264,305
Bank of Nova Scotia (The), 2.130%, 6/15/20	CAD	20,000,000	15,116,126
Bank of Nova Scotia (The), 2.718%, 4/20/21	USD	3,250,000	3,263,224
Canadian Imperial Bank of Commerce, 0.750%, 3/22/23	EUR	300,000	336,448
Canadian Imperial Bank of Commerce, 1.850%, 7/14/20	CAD	4,500,000	3,393,248
Canadian Imperial Bank of Commerce, 2.599%, 10/05/20	USD	757,000	758,501
Province of Alberta Canada, 4.000%, 12/01/19	CAD	16,000,000	12,121,282
Province of British Columbia Canada, 3.250%, 12/18/21	CAD	7,500,000	5,846,247
Province of British Columbia Canada, 4.100%, 12/18/19	CAD	16,000,000	12,137,465
Province of Manitoba Canada, 1.500%, 12/15/22	GBP	825,000	1,035,887
Province of Manitoba Canada MTN, 4.750%, 2/11/20	CAD	10,000,000	7,628,411
Province of Ontario Canada, 1.350%, 3/08/22	CAD	2,000,000	1,495,430
Province of Ontario Canada, 4.000%, 12/03/19	EUR	2,770,000	3,042,579

	FACE AMOUNT		VALUE†
Province of Ontario Canada, 4.000%, 6/02/21	CAD	18,922,000	$14,811,248
Province of Quebec Canada, 2.375%, 1/22/24	EUR	5,321,000	6,507,226
Province of Quebec Canada, 4.250%, 12/01/21	CAD	2,500,000	1,986,866
Province of Quebec Canada, 4.500%, 12/01/19	CAD	15,000,000	11,372,533
Royal Bank of Canada, 0.231%, 1/19/21	EUR	2,100,000	2,304,334
Royal Bank of Canada, 1.583%, 9/13/21	CAD	22,500,000	16,822,905
Royal Bank of Canada, 2.030%, 3/15/21	CAD	4,000,000	3,017,519
Royal Bank of Canada GMTN, 2.656%, 4/30/21	USD	320,000	321,136
Toronto-Dominion Bank (The), 0.039%, 9/08/20	EUR	289,000	316,294
Toronto-Dominion Bank (The), 0.136%, 7/13/20	EUR	250,000	273,562
Toronto-Dominion Bank (The), 0.625%, 3/08/21	EUR	2,330,000	2,570,654
Toronto-Dominion Bank (The), 0.625%, 7/20/23	EUR	7,463,000	8,364,158
Toronto-Dominion Bank (The), 1.693%, 4/02/20	CAD	7,000,000	5,277,382
Toronto-Dominion Bank (The), 2.563%, 6/24/20	CAD	3,000,000	2,274,575
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	5,000,000	3,889,082
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,253,309
Total Capital Canada Ltd., 1.875%, 7/09/20	EUR	1,000,000	1,108,408
Toyota Credit Canada, Inc. MTN, 1.800%, 2/19/20	CAD	11,000,000	8,295,105
Toyota Credit Canada, Inc. MTN, 2.200%, 2/25/21	CAD	2,452,000	1,853,441

			168,980,974

Denmark — 3.6%
Denmark Government Bond, 1.500%, 11/15/23	DKK	130,000,000	20,823,799
Denmark Government Bond, 4.000%, 11/15/19	DKK	5,000,000	734,080
Kommunekredit, 0.125%, 8/28/23	EUR	5,000,000	5,584,508
Kommunekredit, 0.250%, 3/29/23	EUR	1,000,000	1,119,516
Kommunekredit, 0.250%, 5/15/23	EUR	350,000	392,112

			28,654,015

Finland — 0.4%
OP Corporate Bank PLC, 0.750%, 3/03/22	EUR	900,000	1,003,699
OP Corporate Bank PLC, 2.500%, 5/20/22	GBP	1,642,000	2,096,437

			3,100,136

France — 11.0%
Agence Francaise de Developpement, 0.500%, 10/25/22	EUR	300,000	336,410

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
FRANCE (Continued)
Agence Francaise de Developpement, 3.125%, 1/04/24	EUR	10,000,000	$12,566,659
Caisse d’Amortissement de la Dette Sociale, 0.125%, 11/25/22	EUR	10,800,000	12,031,307
Caisse d’Amortissement de la Dette Sociale, 0.125%, 10/25/23	EUR	1,500,000	1,678,317
Caisse d’Amortissement de la Dette Sociale, 0.500%, 5/25/23	EUR	6,200,000	7,019,742
Caisse des Depots et Consignations, 2.175%, 10/02/20	USD	2,400,000	2,400,104
Dexia Credit Local SA, 0.040%, 12/11/19	EUR	50,000	54,549
Dexia Credit Local SA, 0.250%, 3/19/20	EUR	2,650,000	2,897,686
Dexia Credit Local SA, 0.250%, 6/02/22	EUR	5,850,000	6,495,164
Dexia Credit Local SA, 0.750%, 1/25/23	EUR	1,200,000	1,359,804
Dexia Credit Local SA, 0.875%, 9/07/21	GBP	3,000,000	3,695,612
Dexia Credit Local SA, 1.125%, 6/15/22	GBP	4,900,000	6,088,211
Sanofi, 0.000%, 1/13/20	EUR	800,000	872,775
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	15,808,633
Sanofi, 1.125%, 3/10/22	EUR	500,000	561,840
SNCF Reseau, 6.000%, 10/12/20	EUR	1,142,000	1,328,077
Total Capital International SA, 0.000%, 3/19/20	EUR	500,000	545,893
Total Capital International SA, 0.250%, 7/12/23	EUR	2,700,000	2,989,275
Total Capital International SA, 2.125%, 3/15/23	EUR	1,200,000	1,412,309
UNEDIC ASSEO, 0.125%, 3/05/20	EUR	2,000,000	2,185,403
UNEDIC ASSEO, 0.125%, 5/25/22	EUR	2,000,000	2,215,464
UNEDIC ASSEO, 0.875%, 10/25/22	EUR	2,500,000	2,840,356

			87,383,590

Germany — 9.2%
Deutsche Bahn Finance GMBH, 2.750%, 6/20/22	GBP	1,780,000	2,302,275
FMS Wertmanagement, 1.000%, 9/07/22	GBP	600,000	746,295
KFW, 0.875%, 3/15/22	GBP	1,000,000	1,238,954
Kreditanstalt fuer Wiederaufbau, 0.125%, 6/07/23	EUR	5,550,000	6,211,398
Kreditanstalt fuer Wiederaufbau, 0.125%, 2/24/23	EUR	400,000	446,880
Kreditanstalt fuer Wiederaufbau, 0.125%, 1/15/24	EUR	2,500,000	2,807,341
Kreditanstalt fuer Wiederaufbau, 1.000%, 10/12/21	NOK	5,000,000	543,175

	FACE AMOUNT		VALUE†
Kreditanstalt fuer Wiederaufbau, 1.125%, 12/23/19	GBP	1,000,000	$1,230,614
Land Baden-Wuerttemberg, 0.343%, 7/19/21	EUR	520,000	575,296
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.125%, 5/17/21	GBP	510,000	630,656
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.220%, 9/27/21	USD	10,000,000	10,011,500
Landwirtschaftliche Rentenbank, 0.050%, 6/12/23	EUR	3,500,000	3,905,787
Landwirtschaftliche Rentenbank, 0.375%, 1/22/24	EUR	5,000,000	5,675,777
Landwirtschaftliche Rentenbank, 1.500%, 12/23/19	GBP	500,000	615,846
NRW Bank, 0.000%, 8/10/22	EUR	900,000	997,084
NRW Bank, 0.125%, 3/10/23	EUR	4,900,000	5,466,814
NRW Bank, 0.125%, 7/07/23	EUR	6,300,000	7,034,667
NRW Bank, 0.250%, 2/02/24	EUR	2,000,000	2,253,479
NRW Bank, 2.227%, 2/08/21	USD	1,000,000	999,500
State of North Rhine-Westphalia Germany, 0.200%, 4/17/23	EUR	8,500,000	9,504,440
State of North Rhine-Westphalia Germany, 0.375%, 2/16/23	EUR	900,000	1,011,217
State of North Rhine-Westphalia Germany, 0.838%, 10/29/21	GBP	5,000,000	6,145,235
State of North Rhine-Westphalia Germany, 0.875%, 12/16/19	EUR	1,920,000	2,098,629
State of North Rhine-Westphalia Germany, 1.250%, 3/13/20	EUR	1,000,000	1,098,377

			73,551,236

Luxembourg — 6.0%
European Financial Stability Facility, 0.000%, 11/17/22 ††	EUR	6,500,000	7,207,781
European Financial Stability Facility, 0.125%, 10/17/23	EUR	4,000,000	4,477,773
European Financial Stability Facility, 0.200%, 1/17/24	EUR	2,000,000	2,247,981
European Financial Stability Facility, 0.500%, 1/20/23	EUR	6,200,000	6,994,428
European Financial Stability Facility, 1.500%, 1/22/20	EUR	657,000	720,605
Nestle Finance International Ltd., 0.750%, 5/16/23	EUR	3,000,000	3,381,429
Novartis Finance SA, 0.125%, 9/20/23	EUR	3,500,000	3,866,297
Novartis Finance SA, 0.500%, 8/14/23	EUR	15,460,000	17,284,845
Novartis Finance SA, 0.750%, 11/09/21	EUR	1,217,000	1,356,255

			47,537,394

Netherlands — 5.9%
Bank Nederlandse Gemeenten NV, 0.250%, 2/22/23	EUR	2,000,000	2,241,010
Bank Nederlandse Gemeenten NV, 1.000%, 3/15/22	GBP	500,000	619,685
BNG Bank NV, 0.050%, 7/11/23	EUR	12,000,000	13,380,165
BNG Bank NV, 0.250%, 1/10/24	EUR	3,000,000	3,381,359
BNG Bank NV, 1.500%, 4/15/20	EUR	1,856,000	2,044,808

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
NETHERLANDS (Continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.750%, 6/06/22	EUR	5,370,000	$6,634,228
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 4.000%, 1/11/22	EUR	1,000,000	1,195,023
Nederlandse Waterschapsbank NV, 0.125%, 9/25/23	EUR	3,000,000	3,358,640
Nederlandse Waterschapsbank NV, 1.000%, 12/09/19	GBP	1,250,000	1,537,555
Shell International Finance BV, 1.625%, 3/24/21	EUR	3,788,000	4,248,576
Shell International Finance BV, 2.000%, 12/20/19	GBP	5,973,000	7,360,697
Toyota Motor Finance Netherlands BV, 0.250%, 1/10/22	EUR	912,000	1,003,073

			47,004,819

New Zealand — 0.2%
ANZ New Zealand Int’l Ltd., 0.400%, 3/01/22	EUR	355,000	391,709
ASB Finance Ltd., 0.500%, 6/10/22	EUR	800,000	885,999

			1,277,708

Norway — 0.5%
Equinor ASA, 0.875%, 2/17/23	EUR	500,000	562,778
Equinor ASA, 2.000%, 9/10/20	EUR	2,222,000	2,474,311
Norway Government Bond, 2.000%, 5/24/23 ±	NOK	10,864,000	1,224,364

			4,261,453

Supranational — 10.5%
African Development Bank, 0.250%, 1/24/24	EUR	7,977,000	8,998,777
Asian Development Bank, 0.971%, 2/01/22	GBP	1,000,000	1,230,767
Asian Development Bank GMTN, 0.200%, 5/25/23	EUR	7,626,000	8,554,026
EUROFIMA, 2.238%, 3/11/22	USD	300,000	301,176
EUROFIMA, 2.248%, 11/15/21	USD	5,000,000	5,000,400
European Investment Bank, 0.000%, 10/16/23 ††	EUR	11,500,000	12,832,748
European Investment Bank, 0.050%, 12/15/23	EUR	2,500,000	2,800,082
European Investment Bank, 0.835%, 2/18/22	GBP	500,000	615,454
European Investment Bank, 0.990%, 1/10/22	GBP	750,000	923,983
European Investment Bank, 1.500%, 5/12/22	NOK	15,000,000	1,647,656
European Investment Bank, 1.625%, 3/15/23	EUR	600,000	704,500
European Investment Bank, 2.125%, 1/15/24	EUR	3,000,000	3,653,310
European Stability Mechanism, 0.100%, 7/31/23	EUR	7,430,000	8,297,177
European Stability Mechanism, 0.875%, 10/15/19	EUR	1,200,000	1,308,593

	FACE AMOUNT		VALUE†
Inter-American Development Bank GMTN, 1.125%, 12/17/19	GBP	500,000	$615,296
Inter-American Investment Corp., 2.430%, 10/12/21	USD	3,900,000	3,900,000
International Bank for Reconstruction & Development, 1.000%, 12/19/22	GBP	10,000,000	12,457,452
International Bank for Reconstruction & Development, 1.125%, 3/11/20	CAD	9,000,000	6,774,541
International Finance Corp., 0.961%, 1/18/22	GBP	1,000,000	1,230,653
Nordic Investment Bank GMTN, 1.375%, 7/15/20	NOK	13,420,000	1,471,395

			83,317,986

Sweden — 3.4%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	113,000,000	11,620,028
Kommuninvest I Sverige AB, 0.750%, 2/16/20	SEK	10,000,000	1,019,266
Kommuninvest I Sverige AB, 0.750%, 2/22/23	SEK	65,000,000	6,791,897
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	30,000,000	3,182,413
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,011,881
Svensk Exportkredit AB, 2.247%, 12/13/21	USD	1,000,000	1,000,882
Svenska Handelsbanken AB, 0.250%, 2/28/22	EUR	250,000	275,309
Svenska Handelsbanken AB, 1.125%, 12/14/22	EUR	1,633,000	1,850,677

			26,752,353

United States — 15.8%
3M Co., 0.000%, 5/15/20 ††	EUR	500,000	546,210
3M Co., 0.950%, 5/15/23	EUR	3,120,000	3,545,672
Apple, Inc., 3.278%, 2/23/21	USD	500,000	507,076
Berkshire Hathaway, Inc., 0.625%, 1/17/23	EUR	1,767,000	1,969,359
Berkshire Hathaway, Inc., 0.750%, 3/16/23	EUR	400,000	446,901
Berkshire Hathaway, Inc., 1.300%, 3/15/24	EUR	560,000	643,811
Chevron Corp., 2.498%, 3/03/22	USD	1,336,000	1,356,423
Coca-Cola Co. (The), 0.750%, 3/09/23	EUR	3,220,000	3,606,204
Johnson & Johnson, 4.750%, 11/06/19	EUR	2,000,000	2,190,855
Merck & Co., Inc., 1.125%, 10/15/21	EUR	1,000,000	1,117,853
Oracle Corp., 1.900%, 9/15/21	USD	3,082,000	3,079,307
Oracle Corp., 2.250%, 1/10/21	EUR	1,378,000	1,551,777
Pfizer, Inc., 0.250%, 3/06/22	EUR	4,075,000	4,492,150
Pfizer, Inc., 1.950%, 6/03/21	USD	1,020,000	1,021,561
Pfizer, Inc., 2.200%, 12/15/21	USD	6,570,000	6,608,447
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	2,000,000	2,289,177
Procter & Gamble Co. (The), 2.000%, 8/16/22	EUR	1,600,000	1,854,781

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
UNITED STATES (Continued)
Procter & Gamble Co. (The), 2.523%, 11/01/19 @	USD	335,000	$335,118
Toyota Motor Credit Corp., 0.000%, 7/21/21	EUR	400,000	437,336
Toyota Motor Credit Corp., 0.750%, 7/21/22	EUR	2,500,000	2,794,556
Toyota Motor Credit Corp., 1.800%, 7/23/20	EUR	500,000	554,162
Toyota Motor Credit Corp. MTN, 2.461%, 10/09/20	USD	2,000,000	2,001,486
Toyota Motor Credit Corp. MTN, 2.600%, 1/11/22	USD	865,000	878,989
United States Treasury Floating Rate Note, 1.988%, 4/30/21	USD	40,000,000	39,943,966
United States Treasury Floating Rate Note, 2.069%, 7/31/21	USD	42,000,000	41,970,889

			125,744,066

TOTAL BONDS AND NOTES (Identified Cost $745,893,106)			726,929,388

SHORT-TERM INVESTMENTS — 7.0%
Sovereign — 6.7%
European Stability Mechanism Treasury Bill, 0.000%, 10/24/19 #	EUR	1,190,323	1,297,794
European Stability Mechanism Treasury Bill, 0.000%, 11/07/19 #	EUR	2,500,000	2,726,775
European Stability Mechanism Treasury Bill, 0.000%, 12/05/19 #	EUR	7,550,000	8,236,735
European Stability Mechanism Treasury Bill, 0.000%, 1/23/20 #	EUR	1,000,000	1,091,849
France Treasury Bill BTF, 0.000%, 10/02/19 #	EUR	11,000,000	11,989,454
France Treasury Bill BTF, 0.000%, 10/30/19 #	EUR	1,500,000	1,635,688
France Treasury Bill BTF, 0.000%, 12/11/19 #	EUR	1,100,000	1,200,432
France Treasury Bill BTF, 0.000%, 12/18/19 #	EUR	1,500,000	1,637,133
United Kingdom Treasury Bill, 0.000%, 10/28/19 #	GBP	500,000	614,441
United Kingdom Treasury Bill, 0.000%, 11/04/19 #	GBP	3,500,000	4,300,461
United Kingdom Treasury Bill, 0.000%, 11/11/19 #	GBP	500,000	614,262
United Kingdom Treasury Bill, 0.000%, 11/18/19 #	GBP	500,000	614,172
United Kingdom Treasury Bill, 0.000%, 11/25/19 #	GBP	500,000	614,083

	FACE AMOUNT		VALUE†
United Kingdom Treasury Bill, 0.000%, 12/09/19 #	GBP	13,500,000	$16,575,393

			53,148,672

		SHARES
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 1.880%		1,771,697	1,771,697

Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.070%		343,375	343,375

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $56,062,563)			55,263,744

Total Investments — 98.4% (Identified Cost $801,955,669)			782,193,132
Cash and Other Assets, Less Liabilities — 1.6%			12,632,386

Net Assets — 100.0%			$794,825,518

†	See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2019 amounted to $21,487,913 or 2.70% of the net assets of the Fund.

#	Zero coupon bond
@	A portion or all of the security were held on loan. As of September30, 2019, the market value of the securities on loan was $336,490.

Key to abbreviations:

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

GMTN — Global Medium Term Note

MTN — Medium Term Note

NOK — Norwegian Krone

SEK — Swedish Krona

USD — U.S. Dollar

The accompany notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of September 30, 2019
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/02/19	USD	1,859,554	EUR	1,686,894	Bank of America N.A.	$1,838,631	$20,923	$—
10/02/19	USD	139,257,129	EUR	125,578,299	Morgan Stanley & Co., Inc.	136,874,109	2,383,020	—
10/02/19	USD	3,353,878	EUR	3,025,206	State Street Bank and Trust Co.	3,297,324	56,554	—
10/02/19	USD	4,270,277	GBP	3,509,291	Bank of America N.A.	4,314,847	—	(44,570)
10/02/19	USD	60,228,062	GBP	49,598,507	Citibank N.A.	60,983,820	—	(755,758)
10/02/19	USD	2,159,121	GBP	1,773,465	Morgan Stanley & Co., Inc.	2,180,563	—	(21,442)
10/02/19	USD	9,415,321	GBP	7,560,094	State Street Bank and Trust Co.	9,295,510	119,811
10/02/19	USD	517,424	GBP	420,857	State Street Bank and Trust Co.	517,465	—	(41)
10/11/19	USD	2,412,544	EUR	2,180,473	HSBC Bank USA	2,378,229	34,315	—
10/11/19	USD	134,487,224	EUR	119,966,967	State Street Bank and Trust Co.	130,847,236	3,639,988	—
10/16/19	USD	138,096,780	CAD	182,143,991	Bank of America N.A.	137,516,980	579,800	—
10/28/19	USD	22,995,630	SEK	222,959,024	Morgan Stanley & Co., Inc.	22,687,613	308,017	—
10/30/19	USD	131,572,444	EUR	118,540,194	Citibank N.A.	129,475,535	2,096,909	—
10/30/19	USD	2,289,891	EUR	2,096,091	State Street Bank and Trust Co.	2,289,456	435	—
10/30/19	USD	15,504,716	NOK	138,494,661	State Street Bank and Trust Co.	15,230,797	273,919	—
11/20/19	USD	21,984,929	DKK	148,231,457	Morgan Stanley & Co., Inc.	21,723,160	261,769	—
12/30/19	USD	133,278,681	EUR	121,530,786	Bank of America N.A.	133,399,936	—	(121,255)
12/30/19	USD	77,601,305	GBP	62,888,925	State Street Bank and Trust Co.	77,617,667	—	(16,362)

							$9,775,460	$(959,428)

Forward Foreign Currency Exchange Contracts purchased outstanding as of September 30, 2019
Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
10/02/19	EUR	130,055,257	USD	130,055,257	Bank of America N.A.	$130,080,359	$25,102	$—
10/02/19	EUR	6,773,316	USD	6,773,316	Citibank N.A.	6,627,311	—	(146,005)
10/02/19	EUR	5,367,921	USD	5,367,921	State Street Bank and Trust Co.	5,302,394	—	(65,527)
10/02/19	GBP	77,321,152	USD	77,321,152	State Street Bank and Trust Co.	77,292,205	—	(28,947)
10/11/19	EUR	2,146,063	USD	2,146,063	State Street Bank and Trust Co.	2,115,216	—	(30,847)
10/30/19	NOK	1,655,827	USD	1,655,827	Citibank N.A.	1,649,663	—	(6,164)
10/30/19	NOK	1,674,479	USD	1,674,479	HSBC Bank USA	1,657,085	—	(17,394)
10/30/19	NOK	7,030,658	USD	7,030,658	State Street Bank and Trust Co.	7,006,318	—	(24,340)

							$25,102	$(319,224)

Total							$9,800,562	$(1,278,652)

The accompany notes are an integral part of these portfolio of investments.

Country Weightings as of September 30, 2019

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Canada	23.3%
United States	17.3%
France	12.0%
Supranational	11.5%
Germany	10.1%
Luxembourg	6.5%
Netherlands	6.5%
Denmark	3.9%
Sweden	3.7%
Other	5.2%

100.0%

Top largest long-term industry holdings as of September 30, 2019

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Government	49.2%
Financial	26.8%
Consumer, Non-cyclical	8.4%
Energy	3.1%
Consumer, Cyclical	2.4%
Industrial	1.0%
Technology	0.7%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 2.9%
Aerojet Rocketdyne Holdings, Inc. *	2,690	$135,872
Arconic, Inc.	8,728	226,928
Axon Enterprise, Inc. *	500	28,390
Boeing Co. (The)	13,295	5,058,349
BWX Technologies, Inc.	4,263	243,886
Curtiss-Wright Corp.	1,160	150,069
General Dynamics Corp.	6,570	1,200,536
HEICO Corp.	1,321	164,966
HEICO Corp., Class A	2,393	232,863
HEXCEL Corp.	3,100	254,603
Huntington Ingalls Industries, Inc.	1,972	417,650
L3Harris Technologies, Inc.	5,957	1,242,868
Lockheed Martin Corp.	8,754	3,414,585
Mercury Systems, Inc. *	613	49,757
Moog, Inc., Class A	977	79,254
Northrop Grumman Corp.	4,997	1,872,826
Raytheon Co.	8,584	1,684,095
Spirit Aerosystems Holdings, Inc., Class A	4,119	338,747
Teledyne Technologies, Inc. *	749	241,170
Textron, Inc.	4,852	237,554
TransDigm Group, Inc.	1,195	622,201
United Technologies Corp.	14,634	1,997,834

		19,895,003

Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	5,050	428,139
Expeditors International of Washington, Inc.	5,723	425,162
FedEx Corp.	6,437	937,034
United Parcel Service, Inc., Class B	26,052	3,121,550
XPO Logistics, Inc. *@	2,858	204,547

		5,116,432

Airlines — 0.5%
Alaska Air Group, Inc.	3,201	207,777
American Airlines Group, Inc.	11,010	296,940
Copa Holdings SA, Class A	999	98,651
Delta Air Lines, Inc.	18,192	1,047,859
JetBlue Airways Corp. *	6,352	106,396
Skywest, Inc.	1,469	84,321
Southwest Airlines Co.	16,395	885,494
Spirit Airlines, Inc. *	2,600	94,380
United Continental Holdings, Inc. *	7,978	705,335

		3,527,153

Auto Components — 0.3%
Aptiv PLC	8,649	756,096
Autoliv, Inc. @	2,200	173,536
BorgWarner, Inc.	5,449	199,869
Fox Factory Holding Corp. *	977	60,809
Gentex Corp.	8,291	228,293
Goodyear Tire & Rubber Co. (The)	7,653	110,241
Lear Corp.	1,767	208,329

		1,737,173

Automobiles — 0.5%
Ford Motor Co.	105,001	961,809
General Motors Co.	39,947	1,497,214
Harley-Davidson, Inc.	6,616	237,977
Tesla, Inc. *@	1,590	382,983
Thor Industries, Inc.	1,179	66,779

		3,146,762

Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A *@	261	95,025
Brown-Forman Corp., Class A	1,902	113,645

	SHARES	VALUE†
Brown-Forman Corp., Class B	12,275	$770,624
Coca-Cola Co. (The)	126,286	6,875,010
Coca-Cola Consolidated, Inc.	97	29,475
Constellation Brands, Inc., Class A	2,870	594,894
Keurig Dr Pepper, Inc. @	8,222	224,625
Molson Coors Brewing Co., Class B	1,400	80,500
Monster Beverage Corp. *	11,491	667,167
PepsiCo, Inc.	52,159	7,150,999

		16,601,964

Biotechnology — 2.3%
AbbVie, Inc.	36,893	2,793,538
Alexion Pharmaceuticals, Inc. *	1,876	183,735
Alkermes PLC *	1,579	30,806
Alnylam Pharmaceuticals, Inc. *	1,281	103,018
Amgen, Inc.	22,372	4,329,206
Biogen, Inc. *	5,734	1,334,990
BioMarin Pharmaceutical, Inc. *	1,433	96,584
Bluebird Bio, Inc. *@	593	54,449
Blueprint Medicines Corp. *	517	37,984
Celgene Corp. *	27,905	2,770,967
Exact Sciences Corp. *@	2,356	212,912
Exelixis, Inc. *	10,395	183,836
FibroGen, Inc. *	232	8,579
Gilead Sciences, Inc.	31,756	2,012,695
Incyte Corp. *	1,173	87,072
Ionis Pharmaceuticals, Inc. *@	1,498	89,745
Neurocrine Biosciences, Inc. *	1,024	92,273
Regeneron Pharmaceuticals, Inc. *	1,558	432,189
Sage Therapeutics, Inc. *@	386	54,152
Sarepta Therapeutics, Inc. *	770	57,996
Seattle Genetics, Inc. *	1,165	99,491
Ultragenyx Pharmaceutical, Inc. *@	352	15,059
United Therapeutics Corp. *	1,397	111,411
Vertex Pharmaceuticals, Inc. *	2,363	400,339

		15,593,026

Building Products — 0.4%
A.O. Smith Corp.	3,947	188,311
AAON, Inc.	600	27,564
Allegion PLC	4,161	431,288
Armstrong World Industries, Inc.	1,690	163,423
Fortune Brands Home & Security, Inc.	4,718	258,075
Johnson Controls International PLC	12,050	528,874
Lennox International, Inc.	1,236	300,311
Masco Corp.	8,930	372,202
Owens Corning	3,497	221,010
Simpson Manufacturing Co., Inc.	1,080	74,920
Trex Co., Inc. *@	2,000	181,860

		2,747,838

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	1,196	99,687
Ameriprise Financial, Inc.	4,253	625,616
Ares Management Corp., Class A	2,300	61,663
Bank of New York Mellon Corp. (The)	8,449	381,979
BGC Partners, Inc., Class A	8,437	46,404
BlackRock, Inc.	1,671	744,664
Blackstone Group, Inc. (The), Class A @	4,405	215,140
CBOE Holdings, Inc.	2,123	243,954
Charles Schwab Corp. (The)	26,568	1,111,340
CME Group, Inc.	3,716	785,339
Cohen & Steers, Inc.	785	43,120
E*Trade Financial Corp.	5,476	239,246
Eaton Vance Corp.	4,868	218,719
Evercore, Inc., Class A	1,680	134,568

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

SHARES	VALUE†

COMMON STOCKS (Continued)
Capital Markets (Continued)
FactSet Research Systems, Inc.	1,698	$412,563
Federated Investors, Inc., Class B	3,536	114,602
Franklin Resources, Inc.	4,676	134,949
Goldman Sachs Group, Inc. (The)	4,054	840,110
Hamilton Lane, Inc. Class A	723	41,182
Houlihan Lokey, Inc.	1,466	66,117
Interactive Brokers Group, Inc., Class A	2,083	112,024
Intercontinental Exchange, Inc.	7,466	688,888
Invesco Ltd.	7,462	126,406
Janus Henderson Group PLC	3,343	75,084
Lazard Ltd., Class A	3,196	111,860
Legg Mason, Inc.	1,900	72,561
LPL Financial Holdings, Inc.	3,418	279,934
MarketAxess Holdings, Inc.	992	324,880
Moody’s Corp.	5,423	1,110,793
Morgan Stanley	23,701	1,011,322
Morningstar, Inc.	700	102,298
MSCI, Inc., Class A	2,248	489,502
Nasdaq, Inc.	2,219	220,458
Northern Trust Corp.	3,808	355,363
Raymond James Financial, Inc.	2,130	175,640
S&P Global, Inc.	9,188	2,250,876
SEI Investments Co.	4,110	243,538
State Street Corp.	3,828	226,579
Stifel Financial Corp.	1,686	96,743
T. Rowe Price Group, Inc.	6,360	726,630
TD Ameritrade Holding Corp.	6,510	304,017

		15,666,358

Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,849	853,939
Albemarle Corp. @	1,733	120,478
Ashland Global Holdings, Inc.	670	51,624
Axalta Coating Systems Ltd. *	6,803	205,110
Balchem Corp.	893	88,577
Celanese Corp., Series A	4,185	511,784
CF Industries Holdings, Inc.	4,724	232,421
Corteva, Inc. *	6,894	193,032
Dow, Inc. *	11,749	559,840
DuPont de Nemours, Inc.	6,894	491,611
Eastman Chemical Co.	4,256	314,221
Ecolab, Inc.	6,576	1,302,311
FMC Corp.	2,554	223,935
Huntsman Corp.	8,447	196,477
Ingevity Corp. *	1,630	138,289
International Flavors & Fragrances, Inc. @	1,158	142,075
Linde PLC	5,114	990,684
LyondellBasell Industries NV, Class A	8,843	791,183
Mosaic Co. (The)	4,472	91,676
NewMarket Corp.	462	218,106
Olin Corp. @	3,768	70,537
PPG Industries, Inc.	7,911	937,533
Quaker Chemical Corp.	100	15,814
RPM International, Inc.	4,215	290,034
Scotts Miracle-Gro Co. (The)	1,264	128,700
Sensient Technologies Corp.	1,000	68,650
Sherwin Williams Co. (The)	2,581	1,419,214
Valvoline, Inc.	6,562	144,561
W.R. Grace & Co.	2,716	181,320

	SHARES	VALUE†
Westlake Chemical Corp.	1,143	$74,889

		11,048,625

Commercial Banks — 3.6%
Associated Banc-Corp.	2,802	56,741
Atlantic Union Bankshares Corp.	723	26,928
BancorpSouth Bank	2,260	66,919
Bank of America Corp.	110,143	3,212,871
Bank of Hawaii Corp.	900	77,337
Bank OZK	3,146	85,791
BankUnited, Inc.	2,500	84,050
BB&T Corp.	7,160	382,129
BOK Financial Corp.	536	42,424
Cathay General Bancorp	2,395	83,190
CenterState Bank Corp.	2,400	57,564
CIT Group, Inc.	2,584	117,081
Citigroup, Inc.	21,608	1,492,681
Citizens Financial Group, Inc.	4,226	149,474
Columbia Banking System, Inc.	2,122	78,302
Comerica, Inc.	2,162	142,670
Commerce Bancshares, Inc. @	1,962	118,995
Community Bank System, Inc.	1,414	87,230
Cullen/Frost Bankers, Inc.	998	88,373
CVB Financial Corp.	2,712	56,599
East West Bancorp, Inc.	3,283	145,404
Fifth Third Bancorp	9,854	269,803
First Citizens Bancshares, Inc., Class A	212	99,969
First Financial Bankshares, Inc. @	3,094	103,123
First Hawaiian, Inc.	2,089	55,776
First Horizon National Corp.	6,040	97,848
First Interstate Bancsystem, Inc., Class A	976	39,274
First Republic Bank	1,536	148,531
FNB Corp.	6,315	72,812
Fulton Financial Corp.	5,467	88,456
Glacier Bancorp, Inc.	1,416	57,291
Hancock Whiteny Corp.	2,048	78,428
Hilltop Holdings, Inc.	2,327	55,592
Home Bancshares, Inc.	2,811	52,833
Huntington Bancshares, Inc.	17,719	252,850
Iberiabank Corp.	966	72,972
Independent Bank Corp.	523	39,042
Investors Bancorp, Inc.	5,282	60,004
JPMorgan Chase & Co.	59,551	7,008,557
KeyCorp	17,893	319,211
M&T Bank Corp.	2,341	369,808
Old National Bancorp	2,800	48,174
PacWest Bancorp	1,422	51,676
People’s United Financial, Inc.	6,502	101,659
Pinnacle Financial Partners, Inc.	1,595	90,516
PNC Financial Services Group, Inc. (The)	4,208	589,793
Popular, Inc.	2,182	118,003
Prosperity Bancshares, Inc. @	1,226	86,592
Regions Financial Corp.	8,968	141,874
Signature Bank	645	76,897
South State Corp.	799	60,165
Sterling Bancorp	4,073	81,704
SunTrust Banks, Inc.	5,672	390,234
SVB Financial Group *	1,071	223,785
Synovus Financial Corp.	3,294	117,793
TCF Financial Corp.	4,333	164,957
Texas Capital Bancshares, Inc. *	1,332	72,794
UMB Financial Corp.	900	58,122

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Umpqua Holdings Corp.	4,700	$77,362
United Bankshares, Inc.	2,162	81,875
US Bancorp	28,313	1,566,841
Valley National Bancorp	5,707	62,035
Webster Financial Corp.	1,771	83,007
Wells Fargo & Co.	78,077	3,938,204
Western Alliance Bancorp	2,242	103,311
Wintrust Financial Corp.	1,447	93,520
Zions Bancorp NA	4,331	192,816

		24,668,642

Commercial Services & Supplies — 0.7%
ABM Industries, Inc.	1,200	43,584
Brady Corp., Class A	700	37,135
Brink’s Co. (The)	1,830	151,799
Cimpress NV *@	1,180	155,571
Cintas Corp.	2,711	726,819
Clean Harbors, Inc. *	1,735	133,942
Copart, Inc. *	6,410	514,916
Iaa, Inc. *	5,425	226,385
KAR Auction Services, Inc. @	5,425	133,184
MSA Safety, Inc.	764	83,360
Republic Services, Inc.	6,575	569,066
Rollins, Inc.	5,072	172,803
Stericycle, Inc. *@	1,544	78,636
Tetra Tech, Inc.	1,092	94,742
UniFirst Corp.	477	93,072
Waste Management, Inc.	16,568	1,905,320

		5,120,334

Communications Equipment — 1.1%
Arista Networks, Inc. *	339	80,994
Ciena Corp. *	2,569	100,782
Cisco Systems, Inc.	122,164	6,036,123
EchoStar Corp., Class A *	1,040	41,205
F5 Networks, Inc. *	1,495	209,928
Juniper Networks, Inc.	3,011	74,522
Lumentum Holdings, Inc. *@	1,528	81,840
Motorola Solutions, Inc.	4,755	810,300
Ubiquiti, Inc. *@	932	110,218
Viasat, Inc. *	1,131	85,187
Viavi Solutions, Inc. *	5,100	71,425

		7,702,524

Computers & Peripherals — 4.3%
Apple, Inc.	119,977	26,871,249
Dell Technologies, Inc., Class C *	3,966	205,677
Hewlett Packard Enterprise Co.	23,303	353,506
HP, Inc.	37,777	714,741
NCR Corp. *	4,927	155,496
NetApp, Inc.	7,606	399,391
Pure Storage, Inc., Class A *	3,981	67,438
Seagate Technology PLC	10,030	539,514
Western Digital Corp.	5,725	341,439
Xerox Holdings Corp. *	4,155	124,276

		29,772,727

Construction & Engineering — 0.1%
AECOM *	2,700	101,412
EMCOR Group, Inc.	1,700	146,404
Fluor Corp.	2,483	47,500
Jacobs Engineering Group, Inc.	1,857	169,916
MasTec, Inc. *@	2,200	142,846
Quanta Services, Inc.	3,524	133,207

	SHARES	VALUE†
Valmont Industries, Inc.	432	$59,806

		801,091

Construction Materials — 0.1%
Eagle Materials, Inc.	1,080	97,211
Martin Marietta Materials, Inc.	1,092	299,317
Vulcan Materials Co.	2,310	349,364

		745,892

Consumer Finance — 0.8%
Ally Financial, Inc.	8,357	277,118
American Express Co.	22,429	2,652,902
Capital One Financial Corp.	8,641	786,158
Credit Acceptance Corp. *	384	177,143
Discover Financial Services	8,688	704,510
FirstCash, Inc.	1,400	128,338
Navient Corp.	4,553	58,278
Nelnet, Inc., Class A	156	9,922
OneMain Holdings, Inc.	2,157	79,119
Santander Consumer USA Holdings, Inc.	3,992	101,836
SLM Corp.	9,696	85,567
Synchrony Financial	17,052	581,303

		5,642,194

Containers & Packaging — 0.5%
Amcor Plc *	12,061	117,595
AptarGroup, Inc.	2,021	239,387
Avery Dennison Corp.	3,141	356,723
Ball Corp.	7,723	562,312
Berry Plastics Group, Inc. *	4,752	186,611
Crown Holdings, Inc. *	6,068	400,852
Graphic Packaging Holding Co.	13,226	195,084
International Paper Co.	12,268	513,048
Packaging Corp. of America	3,512	372,623
Sealed Air Corp.	5,167	214,482
Silgan Holdings, Inc.	3,936	118,218
Sonoco Products Co.	3,106	180,800
WestRock Co.	3,963	144,451

		3,602,186

Distributors — 0.2%
Genuine Parts Co.	4,195	417,780
LKQ Corp. *	7,445	234,145
Pool Corp.	1,885	380,205

		1,032,130

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	1,729	263,672
Chegg, Inc. *	1,910	57,205
Frontdoor, Inc. *	491	23,848
Graham Holdings Co., Class B	100	66,345
Grand Canyon Education, Inc. *	834	81,899
H&R Block, Inc.	5,446	128,635
Service Corp. International	6,125	292,836
ServiceMaster Global Holdings, Inc. *	4,109	229,693

		1,144,133

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B *	22,583	4,697,716
Jefferies Financial Group, Inc.	2,673	49,183
Voya Financial, Inc.	2,076	113,017

		4,859,916

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	181,727	6,876,550
CenturyLink, Inc.	21,894	273,237
Cogent Communications Holdings, Inc.	1,228	67,663
GCI Liberty, Inc., Class A *	1,244	77,215
Intelsat SA *	1,988	45,326

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
Iridium Communications, Inc. *	3,043	$64,755
Verizon Communications, Inc.	157,681	9,517,625
Vonage Holdings Corp. *	4,909	55,472
Zayo Group Holdings, Inc. *	7,662	259,742

		17,237,585

Electric Utilities — 2.0%
Allete, Inc.	1,153	100,784
Alliant Energy Corp.	5,592	301,577
American Electric Power Co., Inc.	11,151	1,044,737
Avangrid, Inc.	1,433	74,874
Duke Energy Corp.	16,577	1,589,071
Edison International	8,634	651,176
El Paso Electric Co.	1,200	80,496
Entergy Corp.	4,510	529,294
Evergy, Inc.	4,970	330,803
Eversource Energy	7,165	612,393
Exelon Corp.	23,906	1,154,899
FirstEnergy Corp.	12,570	606,251
Hawaiian Electric Industries, Inc.	2,245	102,394
IDACORP, Inc.	1,054	118,754
MGE Energy, Inc.	1,340	107,026
NextEra Energy, Inc.	10,877	2,534,232
OGE Energy Corp.	3,314	150,389
Pinnacle West Capital Corp.	2,769	268,787
PNM Resources, Inc.	2,600	135,408
Portland General Electric Co.	2,100	118,377
PPL Corp.	19,020	598,940
Southern Co. (The)	25,224	1,558,087
Xcel Energy, Inc.	11,715	760,186

		13,528,935

Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,000	134,790
AMETEK, Inc.	5,356	491,788
Eaton Corp. PLC	7,736	643,249
Emerson Electric Co.	10,326	690,396
EnerSys	1,200	79,128
Generac Holdings, Inc. *	2,200	172,348
GrafTech International Ltd. @	2,123	27,174
Hubbell, Inc.	1,588	208,663
nVent Electric PLC	3,472	76,523
Regal Beloit Corp.	967	70,446
Rockwell Automation, Inc.	4,339	715,067
Sensata Technologies Holding PLC *	4,745	237,535

		3,547,107

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	10,021	967,027
Arrow Electronics, Inc. *	1,783	132,976
Avnet, Inc.	1,880	83,632
CDW Corp.	5,809	715,901
Cognex Corp.	2,453	120,516
Coherent, Inc. *	580	89,158
Corning, Inc.	15,028	428,599
Dolby Laboratories, Inc., Class A	938	60,632
Flex Ltd. *	17,583	184,006
FLIR Systems, Inc.	3,073	161,609
IPG Photonics Corp. *	990	134,244
Jabil, Inc.	5,400	193,158
Keysight Technologies, Inc. *	3,985	387,541

	SHARES	VALUE†
Littelfuse, Inc.	580	$102,840
National Instruments Corp.	1,675	70,333
Novanta, Inc. *	1,061	86,705
Rogers Corp. *	300	41,013
SYNNEX Corp.	1,139	128,593
TE Connectivity Ltd.	9,119	849,708
Tech Data Corp. *	763	79,535
Trimble, Inc. *	3,146	122,096
Zebra Technologies Corp., Class A *	2,014	415,629

		5,555,451

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co.	4,748	110,153
Halliburton Co.	11,581	218,302
Helmerich & Payne, Inc.	1,381	55,337
National Oilwell Varco, Inc.	4,552	96,502
Schlumberger Ltd.	12,216	417,421
TechnipFMC PLC	5,163	124,635
Transocean Ltd. *@	8,229	36,784

		1,059,134

Entertainment — 1.1%
Activision Blizzard, Inc.	12,571	665,257
Cinemark Holdings, Inc. @	3,424	132,303
Electronic Arts, Inc. *	5,965	583,496
Liberty Media Corp-Liberty Formula One, Class A *	315	12,471
Liberty Media Corp-Liberty Formula One, Class C *	3,425	142,446
Live Nation Entertainment, Inc. *	4,850	321,749
Madison Square Garden Co. (The), Class A *	314	82,745
Netflix, Inc. *	8,167	2,185,653
Take-Two Interactive Software, Inc. *	1,964	246,168
Viacom, Inc., Class A @	294	7,721
Viacom, Inc., Class B	9,454	227,180
Walt Disney Co. (The)	22,560	2,940,019
World Wrestling Entertainment, Inc., Class A @	1,295	92,139
Zynga, Inc., Class A *	18,104	105,365

		7,744,712

Food & Staples Retailing — 1.8%
BJ’s Wholesale Club Holdings, Inc. *	2,341	60,562
Casey’s General Stores, Inc.	1,341	216,115
Costco Wholesale Corp.	13,672	3,939,040
Kroger Co. (The)	27,060	697,607
Performance Food Group Co. *	2,733	125,745
Sysco Corp.	19,655	1,560,607
US Foods Holding Corp. *	5,611	230,612
Walgreens Boots Alliance, Inc.	17,494	967,593
Walmart, Inc.	37,347	4,432,342

		12,230,223

Food Products — 1.1%
Archer-Daniels-Midland Co.	5,638	231,553
Bunge Ltd.	2,539	143,758
Campbell Soup Co. @	6,657	312,346
Conagra Brands, Inc.	5,086	156,038
Darling Ingredients, Inc. *	4,810	92,015
Flowers Foods, Inc.	3,652	84,471
General Mills, Inc.	15,879	875,251
Hershey Co. (The)	5,965	924,515
Hormel Foods Corp. @	6,202	271,213

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Ingredion, Inc.	1,990	$162,663
J&J Snack Foods Corp.	160	30,720
J.M. Smucker Co. (The)	1,955	215,089
Kellogg Co.	8,546	549,935
Kraft Heinz Co. (The)	6,163	172,163
Lamb Weston Holdings, Inc.	4,433	322,368
Lancaster Colony Corp.	722	100,105
McCormick & Co., Inc.	3,658	571,745
Mondelez International, Inc., Class A	16,383	906,308
Pilgrim’s Pride Corp. *	1,700	54,477
Post Holdings, Inc. *	1,937	205,012
Sanderson Farms, Inc.	839	126,966
TreeHouse Foods, Inc. *	916	50,792
Tyson Foods, Inc., Class A	7,468	643,294

		7,202,797

Gas Utilities — 0.2%
Atmos Energy Corp.	2,360	268,780
National Fuel Gas Co.	2,513	117,910
New Jersey Resources Corp.	2,300	104,006
ONE Gas, Inc.	1,574	151,277
South Jersey Industries, Inc. @	1,600	52,656
Southwest Gas Corp.	1,343	122,267
Spire, Inc.	1,429	124,666
UGI Corp.	5,299	266,381

		1,207,943

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	25,889	2,166,133
ABIOMED, Inc. *	957	170,241
Align Technology, Inc. *	2,300	416,116
Baxter International, Inc.	9,285	812,159
Becton Dickinson & Co.	3,584	906,609
Boston Scientific Corp. *	24,678	1,004,148
Cantel Medical Corp.	1,074	80,335
CONMED Corp.	586	56,344
Cooper Companies, Inc. (The)	939	278,883
Danaher Corp.	6,940	1,002,344
Dentsply Sirona, Inc.	2,313	123,306
DexCom, Inc. *	783	116,855
Edwards Lifesciences Corp. *	4,100	901,631
Globus Medical, Inc., Class A *	1,500	76,680
Haemonetics Corp. *	1,000	126,140
Hill-Rom Holdings, Inc.	1,695	178,365
Hologic, Inc. *	8,088	408,363
ICU Medical, Inc. *	148	23,621
Idexx Laboratories, Inc. *	2,754	748,895
Insulet Corp. *	901	148,602
Integer Holdings Corp. *	694	52,439
Integra LifeSciences Holdings Corp. *	1,168	70,162
Intuitive Surgical, Inc. *	1,828	986,992
LivaNova PLC *	1,115	82,276
Masimo Corp. *	1,500	223,185
Medtronic PLC	17,586	1,910,191
Neogen Corp. *	417	28,402
Novocure Ltd. *	596	44,569
NuVasive, Inc. *	1,369	86,767
Penumbra, Inc. *@	389	52,316
ResMed, Inc.	4,096	553,410
STERIS PLC	1,118	161,540
Stryker Corp.	6,713	1,452,022
Teleflex, Inc.	364	123,669
Varian Medical Systems, Inc. *	2,725	324,520
West Pharmaceutical Services, Inc.	1,311	185,926

	SHARES	VALUE†
Wright Medical Group NV *	1,712	$35,318
Zimmer Biomet Holdings, Inc.	2,095	287,581

		16,407,055

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. *@	2,540	78,943
Amedisys, Inc. *	980	128,390
AmerisourceBergen Corp.	5,124	421,859
AMN Healthcare Services, Inc. *	2,000	115,120
Anthem, Inc.	4,651	1,116,705
Cardinal Health, Inc.	9,239	435,988
Centene Corp. *	3,642	157,553
Chemed Corp.	623	260,146
CIGNA Corp. *	9,391	1,425,460
CVS Health Corp.	16,070	1,013,535
DaVita, Inc. *	3,579	204,254
Encompass Health Corp.	3,299	208,761
Ensign Group, Inc. (The)	1,740	82,528
HCA Holdings, Inc.	6,784	816,929
HealthEquity, Inc. *	1,189	67,945
Henry Schein, Inc. *	3,682	233,807
Humana, Inc.	3,624	926,548
Laboratory Corp. of America Holdings *	1,916	321,888
LHC Group, Inc. *	200	22,712
McKesson Corp.	5,326	727,851
Molina Healthcare, Inc. *	1,312	143,953
Premier, Inc., Class A *	1,155	33,403
Quest Diagnostics, Inc.	2,847	304,714
UnitedHealth Group, Inc.	23,569	5,122,015
Universal Health Services, Inc., Class B	2,301	342,274
WellCare Health Plans, Inc. *	936	242,583

		14,955,864

Health Care Technology — 0.2%
Cerner Corp.	9,214	628,118
HMS Holdings Corp. *	1,220	42,047
Medidata Solutions, Inc. *	618	56,547
Omnicell, Inc. *	700	50,589
Teladoc Health, Inc. *@	659	44,628
Veeva Systems, Inc., Class A *	1,900	290,111

		1,112,040

Hotels, Restaurants & Leisure — 2.2%
Aramark	7,024	306,106
Caesars Entertainment Corp. *	6,077	70,858
Carnival Corp.	8,022	350,642
Chipotle Mexican Grill, Inc. *	475	399,223
Choice Hotels International, Inc.	1,000	88,960
Churchill Downs, Inc.	450	55,555
Cracker Barrel Old Country Store, Inc. @	814	132,397
Darden Restaurants, Inc.	3,965	468,742
Domino’s Pizza, Inc.	1,095	267,826
Dunkin’ Brands Group, Inc.	2,456	194,908
Eldorado Resorts, Inc. *@	1,074	42,820
Extended Stay America, Inc.	4,450	65,148
Hilton Worldwide Holdings, Inc.	7,293	679,051
Hyatt Hotels Corp., Class A	420	30,941
International Game Technology PLC @	1,437	20,420
Las Vegas Sands Corp.	13,565	783,514
Marriott International, Inc., Class A	10,444	1,298,920
Marriott Vacations Worldwide Corp.	1,225	126,922
McDonald’s Corp.	18,888	4,055,443
MGM Resorts International	7,904	219,099
Norwegian Cruise Line Holdings Ltd. *	4,996	258,643
Planet Fitness, Inc. Class A *	2,043	118,228
Royal Caribbean Cruises Ltd.	3,090	334,740
Six Flags Entertainment Corp.	2,452	124,537

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Starbucks Corp.	30,117	$2,662,945
Texas Roadhouse, Inc.	1,857	97,530
Vail Resorts, Inc.	1,150	261,694
Wendy’s Co. (The)	7,777	155,385
Wingstop, Inc.	588	51,321
Wyndham Hotels & Resorts, Inc.	3,674	190,093
Wyndham Worldwide Corp.	2,756	126,831
Wynn Resorts Ltd.	2,638	286,803
Yum! Brands, Inc.	7,968	903,810

		15,230,055

Household Durables — 0.4%
DR Horton, Inc.	7,540	397,433
Garmin Ltd.	2,389	202,324
Helen of Troy Ltd. *	818	128,966
Leggett & Platt, Inc.	4,900	200,606
Lennar Corp., Class A	3,817	213,179
Lennar Corp.,B Shares	72	3,195
Meritage Homes Corp. *	900	63,315
Mohawk Industries, Inc. *	1,266	157,073
Newell Brands, Inc.	3,579	66,999
NVR, Inc. *	116	431,213
PulteGroup, Inc.	5,849	213,781
Tempur Sealy International, Inc. *	1,941	149,845
Toll Brothers, Inc.	2,101	86,246
Whirlpool Corp.	1,555	246,250

		2,560,425

Household Products — 1.7%
Church & Dwight Co., Inc.	7,263	546,468
Clorox Co. (The)	4,691	712,422
Colgate-Palmolive Co.	20,388	1,498,722
Kimberly-Clark Corp.	9,226	1,310,554
Procter & Gamble Co. (The)	59,661	7,420,635
Spectrum Brands Holdings, Inc.	1,459	76,909
WD-40 Co. @	204	37,442

		11,603,152

Independent Power Producers & Energy Traders — 0.1%
AES Corp.	21,747	355,346
Clearway Energy, Inc., Class A	475	8,236
Clearway Energy, Inc., Class C	2,875	52,469
NRG Energy, Inc.	7,740	306,504
Ormat Technologies, Inc.	741	55,049
Vistra Energy Corp.	6,082	162,572

		940,176

Industrial Conglomerates — 1.2%
3M Co.	21,461	3,528,189
Carlisle Cos., Inc.	1,544	224,714
General Electric Co.	82,761	739,883
Honeywell International, Inc.	19,032	3,220,214
Roper Technologies, Inc.	1,844	657,570

		8,370,570

Insurance — 1.9%
Aflac, Inc.	7,771	406,579
Alleghany Corp. *	225	179,496
Allstate Corp. (The)	3,557	386,575
American Financial Group, Inc.	705	76,034
American International Group, Inc.	8,541	475,734
American National Insurance Co.	117	14,476
Aon PLC	7,676	1,485,843

	SHARES	VALUE†
Arch Capital Group Ltd. *	3,648	$153,143
Arthur J. Gallagher & Co.	3,602	322,631
Assurant, Inc.	1,143	143,812
Assured Guaranty Ltd.	1,936	86,075
Athene Holding Ltd., Class A *	2,509	105,529
Axis Capital Holdings Ltd.	1,600	106,752
Brighthouse Financial, Inc. *	1,815	73,453
Brown & Brown, Inc.	4,399	158,628
Chubb Ltd.	4,128	666,424
Cincinnati Financial Corp.	1,256	146,538
CNO Financial Group, Inc.	5,300	83,899
Enstar Group Ltd. *	300	56,976
Erie Indemnity Co., Class A	830	154,090
Everest Re Group Ltd.	406	108,033
Fidelity National Financial, Inc.	3,562	158,188
First American Financial Corp.	2,790	164,638
Genworth Financial, Inc., Class A *	12,668	55,739
Globe Life, Inc. *	1,112	106,485
Hanover Insurance Group, Inc. (The)	1,146	155,329
Hartford Financial Services Group, Inc.	8,847	536,217
Kemper Corp.	1,200	93,540
Lincoln National Corp.	2,007	121,062
Loews Corp.	2,266	116,654
Markel Corp. *	100	118,190
Marsh & McLennan Cos., Inc.	12,722	1,272,836
MBIA, Inc. *	3,900	35,997
Mercury General Corp.	800	44,704
MetLife, Inc.	7,921	373,554
National General Holdings Corp.	1,173	27,002
Old Republic International Corp.	4,650	109,601
Primerica, Inc.	1,400	178,122
Principal Financial Group, Inc.	4,115	235,131
Progressive Corp. (The)	14,182	1,095,559
Prudential Financial, Inc.	3,976	357,641
Reinsurance Group of America, Inc.	777	124,227
RenaissanceRe Holdings Ltd.	883	170,816
RLI Corp.	700	65,037
Selective Insurance Group, Inc.	1,695	127,447
Travelers Companies, Inc. (The)	7,029	1,045,142
Unum Group	2,795	83,067
White Mountains Insurance Group Ltd.	84	90,720
Willis Towers Watson PLC	1,133	218,635
WR Berkley Corp.	2,425	175,158

		12,847,158

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A *	5,587	6,822,509
Alphabet, Inc., Class C *	5,831	7,107,989
Cargurus, Inc. *@	251	7,768
Facebook, Inc., Class A *	59,831	10,654,705
IAC/InterActiveCorp *	1,298	282,925
Match Group, Inc.	1,404	100,302
Snap, Inc., Class A *@	3,870	61,146
TripAdvisor, Inc. *	2,215	85,676
Twitter, Inc. *	5,842	240,690
Yelp, Inc. *	1,443	50,144
Zillow Group, Inc., Class A *@	436	12,882
Zillow Group, Inc., Class C *@	1,985	59,193

		25,485,929

Internet & Catalog Retail — 4.3%
Amazon.com, Inc. *	14,215	24,675,961
Booking Holdings, Inc. *	1,550	3,042,045

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued)
eBay, Inc.	27,692	$1,079,434
Etsy, Inc. *	1,722	97,293
Expedia Group, Inc.	2,994	402,424
GrubHub, Inc. *@	1,212	68,127
Qurate Retail, Inc. *	13,550	139,768
Wayfair, Inc., Class A *@	1,168	130,956

		29,636,008

IT Services — 6.4%
Accenture PLC, Class A	19,807	3,809,876
Akamai Technologies, Inc. *	2,706	247,274
Alliance Data Systems Corp.	1,947	249,469
Amdocs Ltd.	2,698	178,365
Automatic Data Processing, Inc.	16,363	2,641,315
Black Knight, Inc. *	2,949	180,066
Booz Allen Hamilton Holding Corp.	6,462	458,931
Broadridge Financial Solutions, Inc.	4,418	549,732
CACI International, Inc., Class A *	756	174,833
Cognizant Technology Solutions Corp., Class A	15,277	920,668
CoreLogic, Inc. *	2,907	134,507
DXC Technology Co.	6,204	183,018
EPAM Systems, Inc. *	1,205	219,696
Euronet Worldwide, Inc. *	1,435	209,940
Fidelity National Information Services, Inc.	7,652	1,015,880
Fiserv, Inc. *	7,200	745,848
FleetCor Technologies, Inc. *	2,276	652,711
Gartner, Inc., Class A *	2,233	319,297
Genpact Ltd.	4,492	174,065
Global Payments, Inc.	7,945	1,263,255
GoDaddy, Inc., Class A *	4,882	322,114
International Business Machines Corp.	33,048	4,805,840
Jack Henry & Associates, Inc.	2,500	364,925
KBR, Inc.	2,987	73,301
Leidos Holdings, Inc.	2,174	186,703
Liveramp Holdings, Inc. *	2,091	89,829
MasterCard, Inc., Class A	33,679	9,146,206
MAXIMUS, Inc.	2,204	170,281
MongoDB, Inc. *@	284	34,216
Okta, Inc. *	1,243	122,386
Paychex, Inc.	10,313	853,607
PayPal Holdings, Inc. *	21,377	2,214,443
Perspecta, Inc.	3,641	95,103
Sabre Corp.	8,718	195,240
Science Applications International Corp.	1,571	137,227
Square, Inc., Class A *@	2,409	149,238
Twilio, Inc., Class A *@	609	66,966
VeriSign, Inc. *	2,830	533,823
Visa, Inc., Class A	54,757	9,418,752
Western Union Co. (The) @	12,741	295,209
WEX, Inc. *	1,026	207,324

		43,811,479

Leisure Equipment & Products — 0.1%
Brunswick Corp.	2,766	144,164
Hasbro, Inc.	2,087	247,706
Mattel, Inc. *@	6,202	70,641
Polaris Industries, Inc.	2,893	254,613

		717,124

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	6,058	464,225
Bio-Rad Laboratories, Inc., Class A *	290	96,495
Bio-Techne Corp.	800	156,536

	SHARES	VALUE†
Bruker Corp.	3,952	$173,611
Charles River Laboratories International, Inc. *	1,546	204,644
Illumina, Inc. *	2,286	695,447
IQVIA Holdings, Inc. *	2,629	392,720
Mettler-Toledo International, Inc. *	926	652,274
PerkinElmer, Inc.	1,576	134,228
PRA Health Sciences, Inc. *	1,513	150,135
Syneos Health, Inc. *	927	49,326
Thermo Fisher Scientific, Inc.	6,555	1,909,275
Waters Corp. *	2,267	506,062

		5,584,978

Machinery — 2.1%
AGCO Corp.	1,297	98,183
Albany International Corp., Class A	577	52,022
Allison Transmission Holdings, Inc.	5,404	254,258
Caterpillar, Inc.	20,988	2,650,994
Colfax Corp. *@	1,602	46,554
Crane Co.	1,115	89,903
Cummins, Inc.	3,728	606,434
Deere & Co.	9,299	1,568,555
Donaldson Co., Inc.	5,304	276,232
Dover Corp.	4,377	435,774
Flowserve Corp.	1,775	82,910
Fortive Corp.	5,025	344,514
Gardner Denver Holdings, Inc. *	600	16,974
Graco, Inc.	6,310	290,512
IDEX Corp.	2,054	336,610
Illinois Tool Works, Inc.	12,234	1,914,499
Ingersoll-Rand PLC	6,271	772,650
ITT, Inc.	2,957	180,939
John Bean Technologies Corp.	1,192	118,521
Kennametal, Inc.	2,100	64,554
Lincoln Electric Holdings, Inc.	1,791	155,387
Middleby Corp. *	1,500	175,350
Nordson Corp.	1,514	221,438
Oshkosh Corp.	2,000	151,600
PACCAR, Inc.	8,704	609,367
Parker-Hannifin Corp.	3,322	599,986
Pentair PLC	3,472	131,242
Proto Labs, Inc. *	473	48,293
RBC Bearings, Inc. *	421	69,848
Rexnord Corp. *	3,100	83,855
Snap-On, Inc.	1,800	281,772
Stanley Black & Decker, Inc.	2,738	395,395
Timken Co., (The)	1,644	71,530
Toro Co. (The)	4,654	341,138
WABCO Holdings, Inc. *	2,200	294,250
Wabtec Corp. @	2,029	145,804
Watts Water Technologies, Inc., Class A	400	37,492
Woodward, Inc.	1,254	135,219
Xylem, Inc.	4,353	346,586

		14,497,144

Marine — 0.0%
Kirby Corp. *	792	65,071

Media — 1.6%
Altice USA, Inc., Class A *	5,718	163,992
AMC Networks, Inc., Class A *@	2,046	100,581
Cable One, Inc.	211	264,742
CBS Corp., Class A	1,116	48,379
CBS Corp., Class B	11,781	475,599
Charter Communications, Inc., Class A *	3,856	1,589,135
Comcast Corp., Class A	112,800	5,085,024
Discovery, Inc., Class A *@	3,611	96,161

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Discovery, Inc., Class C *	8,027	$197,625
DISH Network Corp., Class A *	6,944	236,582
Fox Corp. Class A	6,818	215,006
Fox Corp. Class B *	3,163	99,761
Interpublic Group of Cos., Inc. (The)	14,910	321,460
John Wiley & Sons, Inc., Class A	1,300	57,122
Liberty Broadband Corp., Class A *	315	32,924
Liberty Broadband Corp., Class C *	1,507	157,738
Liberty Latin America Ltd. *	3,298	56,379
Liberty SiriusXM Group, Class A *	1,263	52,503
Liberty SiriusXM Group, Class C *	1,841	77,248
New York Times Co. (The), Class A @	1,201	34,204
News Corp., Class A	5,348	74,444
News Corp., Class B	1,525	21,800
Nexstar Media Group, Inc., Class A	900	92,079
Omnicom Group, Inc.	8,863	693,973
Sinclair Broadcast Group, Inc., Class A	2,200	94,028
Sirius XM Holdings, Inc. @	48,887	305,788
TEGNA, Inc.	6,935	107,700

		10,751,977

Metals & Mining — 0.2%
Alcoa Corp. *	6,138	123,190
Freeport-McMoRan, Inc.	23,540	225,278
Newmont Mining Corp.	6,254	237,152
Nucor Corp.	7,801	397,149
Reliance Steel & Aluminum Co.	1,803	179,687
Royal Gold, Inc.	1,115	137,379
Southern Copper Corp.	2,789	95,188
Steel Dynamics, Inc.	8,092	241,141

		1,636,164

Multi-Utilities — 1.0%
Ameren Corp.	5,621	449,961
Avista Corp.	1,575	76,293
Black Hills Corp.	1,500	115,095
Centerpoint Energy, Inc.	11,464	345,984
CMS Energy Corp.	7,847	501,816
Consolidated Edison, Inc.	7,627	720,523
Dominion Resources, Inc.	17,786	1,441,377
DTE Energy Co.	4,323	574,786
MDU Resources Group, Inc.	4,722	133,113
NiSource, Inc.	5,791	173,267
NorthWestern Corp.	1,200	90,060
Public Service Enterprise Group, Inc.	11,426	709,326
Sempra Energy	5,144	759,306
WEC Energy Group, Inc.	6,993	665,034

		6,755,941

Multiline Retail — 0.5%
Dollar General Corp.	6,393	1,016,103
Dollar Tree, Inc. *	1,434	163,705
Kohl’s Corp.	5,784	287,233
Macy’s, Inc.	10,814	168,050
Nordstrom, Inc. @	5,825	196,128
Ollie’s Bargain Outlet Holdings, Inc. *@	742	43,511
Target Corp.	15,884	1,698,159

		3,572,889

Oil, Gas & Consumable Fuels — 3.0%
Apache Corp.	12,235	313,216
Cabot Oil & Gas Corp.	12,160	213,651

	SHARES	VALUE†
Cheniere Energy, Inc. *	6,986	$440,537
Chevron Corp.	31,063	3,684,072
Cimarex Energy Co.	3,358	160,983
Concho Resources, Inc.	1,960	133,084
ConocoPhillips	31,100	1,772,078
Continental Resources, Inc. *	3,516	108,258
CVR Energy, Inc.	600	26,418
Delek US Holdings, Inc.	2,192	79,570
Devon Energy Corp.	7,592	182,663
Diamondback Energy, Inc.	1,701	152,937
EnLink Midstream LLC @	1,969	16,736
EOG Resources, Inc.	15,540	1,153,379
EQT Corp.	5,981	63,638
Equitrans Midstream Corp. @	4,784	69,607
Exxon Mobil Corp.	79,178	5,590,759
Hess Corp.	3,951	238,956
HollyFrontier Corp.	4,361	233,924
Kinder Morgan, Inc.	27,337	563,416
Marathon Oil Corp.	16,317	200,210
Marathon Petroleum Corp.	7,289	442,807
Murphy Oil Corp. @	5,249	116,055
Noble Energy, Inc.	8,781	197,221
Occidental Petroleum Corp.	28,971	1,288,340
ONEOK, Inc.	7,907	582,667
Parsley Energy, Inc., Class A	3,133	52,634
PBF Energy, Inc., Class A	3,569	97,041
Phillips 66	7,609	779,162
Pioneer Natural Resources Co.	3,205	403,093
Targa Resources Corp.	2,204	88,535
Valero Energy Corp.	10,431	889,138
Williams Cos., Inc. (The)	10,431	250,970
World Fuel Services Corp.	1,397	55,796
WPX Energy, Inc. *	8,368	88,617

		20,730,168

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	3,743	92,003

Personal Products — 0.3%
Coty, Inc., Class A @	4,317	45,372
Estee Lauder Companies, Inc. (The), Class A	8,339	1,659,044
Herbalife Nutriation Ltd. *	3,676	139,173

		1,843,589

Pharmaceuticals — 4.5%
Allergan PLC	3,045	512,443
Bristol-Myers Squibb Co.	45,196	2,291,889
Catalent, Inc. *	4,134	197,026
Elanco Animal Health, Inc. *	4,517	120,107
Eli Lilly & Co.	25,881	2,894,272
Horizon Therapeutics PLC *	1,910	52,009
Jazz Pharmaceuticals PLC *	1,375	176,193
Johnson & Johnson	82,046	10,615,112
Merck & Co., Inc.	75,235	6,333,282
Mylan NV *	9,849	194,813
Perrigo Co. PLC	1,942	108,538
Pfizer, Inc.	137,679	4,946,807
Taro Pharmaceutical Industries Ltd.	475	35,839
Zoetis, Inc.	17,839	2,222,561

		30,700,891

Professional Services — 0.4%
ASGN, Inc. *	1,277	80,272

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
CoStar Group, Inc. *	438	$259,822
Equifax, Inc.	1,565	220,149
Exponent, Inc.	2,058	143,854
FTI Consulting, Inc. *	662	70,165
Insperity, Inc.	1,714	169,035
Manpowergroup, Inc.	2,190	184,486
Nielsen Holdings PLC	8,630	183,388
Robert Half International, Inc.	5,675	315,870
TransUnion	4,425	358,912
TriNet Group, Inc. *	1,165	72,451
Verisk Analytics, Inc., Class A	5,039	796,867

		2,855,271

Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	993	24,338
CBRE Group, Inc., Class A *	9,107	482,762
Howard Hughes Corp. (The) *	803	104,069
Jones Lang LaSalle, Inc.	1,173	163,117
Kennedy-Wilson Holdings, Inc.	1,369	30,009

		804,295

Road & Rail — 1.2%
AMERCO	336	131,053
CSX Corp.	23,573	1,632,902
Genesee & Wyoming, Inc., Class A *	722	79,788
JB Hunt Transport Services, Inc.	3,453	382,075
Kansas City Southern	2,261	300,736
Knight-Swift Transportation Holdings, Inc. @	2,249	81,639
Landstar System, Inc.	1,385	155,923
Norfolk Southern Corp.	6,773	1,216,837
Old Dominion Freight Line, Inc.	1,863	316,654
Ryder System, Inc.	2,122	109,856
Schneider National, Inc., Class B	1,175	25,521
Union Pacific Corp.	21,902	3,547,686

		7,980,670

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc. *@	19,236	557,652
Analog Devices, Inc.	7,063	789,149
Applied Materials, Inc.	30,666	1,530,233
Broadcom, Inc.	9,221	2,545,642
Brooks Automation, Inc.	1,100	40,733
Cabot Microelectronics Corp.	836	118,052
Cirrus Logic, Inc. *	1,900	101,802
Cree, Inc. *	3,245	159,005
Cypress Semiconductor Corp.	9,792	228,545
Enphase Energy, Inc. *@	1,883	41,859
Entegris, Inc.	4,137	194,687
First Solar, Inc. *	1,402	81,330
Intel Corp.	137,719	7,096,660
Kla-Tencor Corp.	5,527	881,280
Lam Research Corp.	4,493	1,038,377
Marvell Technology Group Ltd.	6,428	160,507
Maxim Integrated Products, Inc.	8,989	520,553
Microchip Technology, Inc. @	4,789	444,946
Micron Technology, Inc. *	34,315	1,470,398
MKS Instruments, Inc.	1,696	156,507
Monolithic Power Systems, Inc.	706	109,875
NVIDIA Corp.	14,389	2,504,693
ON Semiconductor Corp. *	14,830	284,884
Qorvo, Inc. *	896	66,430
QUALCOMM, Inc.	27,407	2,090,606
Semtech Corp. *	600	29,166

	SHARES	VALUE†
Silicon Laboratories, Inc. *	600	$66,810
Skyworks Solutions, Inc.	4,491	355,912
SolarEdge Technologies, Inc. *	622	52,074
Teradyne, Inc.	6,144	355,799
Texas Instruments, Inc.	35,049	4,529,733
Universal Display Corp.	786	131,969
Versum Materials, Inc.	3,951	209,126
Xilinx, Inc.	7,132	683,959

		29,628,953

Software — 6.7%
ACI Worldwide, Inc. *	2,645	82,855
Adobe, Inc. *	12,073	3,335,166
Alteryx, Inc., Class A *	675	72,515
ANSYS, Inc. *	1,811	400,883
Appfolio, Inc., Class A *@	486	46,238
Aspen Technology, Inc. *	2,399	295,269
Atlassian Corp. PLC, Class A *	1,245	156,173
Autodesk, Inc. *	5,545	818,996
Avalara, Inc. *	354	23,821
Blackbaud, Inc.	1,688	152,494
Cadence Design Systems, Inc. *	8,709	575,491
CDK Global, Inc.	3,619	174,038
Citrix Systems, Inc.	5,699	550,067
Cornerstone OnDemand, Inc. *	551	30,206
Coupa Software, Inc. *	835	108,191
Dropbox, Inc., Class A *	1,089	21,965
Envestnet, Inc. *	1,085	61,519
Fair Isaac Corp. *	1,150	349,048
Fortinet, Inc. *	2,910	223,372
Globant SA *	394	36,082
Guidewire Software, Inc. *	801	84,409
HubSpot, Inc. *	757	114,769
Intuit, Inc.	8,085	2,150,125
j2 Global, Inc.	1,413	128,329
LogMeIn, Inc.	1,043	74,011
Manhattan Associates, Inc. *	3,523	284,200
Microsoft Corp.	190,462	26,479,932
New Relic, Inc. *	369	22,675
Nuance Communications, Inc. *	4,400	71,764
Oracle Corp.	76,275	4,197,413
Palo Alto Networks, Inc. *	795	162,045
Paycom Software, Inc. *	1,685	352,991
Paylocity Holding Corp. *	300	29,274
Pegasystems, Inc.	255	17,353
Proofpoint, Inc. *	470	60,653
PTC, Inc. *	953	64,976
Qualys, Inc. *	503	38,012
RealPage, Inc. *	1,381	86,810
RingCentral, Inc., Class A *	628	78,914
Salesforce.com, Inc. *	7,732	1,147,738
ServiceNow, Inc. *	2,331	591,724
Splunk, Inc. *	1,731	204,016
SS&C Technologies Holdings, Inc.	3,246	167,396
Symantec Corp.	6,790	160,448
Synopsys, Inc. *	2,448	335,988
Teradata Corp. *	3,627	112,437
TiVo Corp.	1,378	10,493
Trade Desk, Inc. (The), Class A *@	483	90,587
Tyler Technologies, Inc. *	544	142,800
Verint Systems, Inc. *	1,038	44,406
VMware, Inc., Class A	2,065	309,874
Workday, Inc., Class A *	1,676	284,853
Zendesk, Inc. *	1,651	120,325

		45,736,129

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail — 2.9%
Aaron’s, Inc.	2,250	$144,585
Advance Auto Parts, Inc.	1,480	244,792
American Eagle Outfitters, Inc.	7,250	117,595
AutoNation, Inc. *	2,137	108,346
AutoZone, Inc. *	658	713,680
Best Buy Co., Inc.	8,809	607,733
Burlington Stores, Inc. *	2,632	525,926
Carmax, Inc. *	4,439	390,632
Dick’s Sporting Goods, Inc. @	2,102	85,783
Five Below, Inc. *	1,605	202,390
Floor & Decor Holdings, Inc., Class A *	811	41,483
Foot Locker, Inc.	4,509	194,608
Gap, Inc. (The)	9,572	166,170
Home Depot, Inc. (The)	27,237	6,319,529
L Brands, Inc.	6,819	133,584
Lowe’s Cos., Inc.	28,792	3,165,968
Monro, Inc. @	913	72,136
Murphy USA, Inc. *	1,416	120,785
O’Reilly Automotive, Inc. *	2,854	1,137,348
Penske Auto Group, Inc. @	1,318	62,315
Ross Stores, Inc.	13,816	1,517,688
Tiffany & Co. @	3,102	287,338
TJX Cos., Inc.	45,100	2,513,874
Tractor Supply Co.	4,727	427,510
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	526,365
Williams-Sonoma, Inc. @	3,040	206,659

		20,034,822

Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd. *	6,273	208,013
Carter’s, Inc.	1,819	165,911
Columbia Sportswear Co.	858	83,132
Deckers Outdoor Corp. *	977	143,971
Hanesbrands, Inc.	17,125	262,355
Lululemon Athletica, Inc. *	3,400	654,602
NIKE, Inc., Class B	44,352	4,165,540
PVH Corp.	1,316	116,111
Ralph Lauren Corp.	1,100	105,017
Skechers U.S.A., Inc., Class A *	3,300	123,255
Steven Madden Ltd.	2,346	83,963
Tapestry, Inc.	7,810	203,450
Under Armour, Inc., Class A *@	2,760	55,034
Under Armour, Inc., Class C *	2,884	52,287
VF Corp.	9,707	863,826

		7,286,467

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	2,110	100,584
LendingTree, Inc. *@	202	62,707
New York Community Bancorp, Inc. @	9,133	114,619
TFS Financial Corp.	1,093	19,696
Washington Federal, Inc.	1,476	54,597

		352,203

Tobacco — 0.9%
Altria Group, Inc.	71,788	2,936,129
Philip Morris International, Inc.	39,145	2,972,280

		5,908,409

Trading Companies & Distributors — 0.3%
Air Lease Corp.	3,438	143,777
Fastenal Co.	19,209	627,558

	SHARES	VALUE†
GATX Corp. @	1,100	$85,283
HD Supply Holdings, Inc. *	5,845	228,978
MSC Industrial Direct Co., Class A	1,509	109,448
United Rentals, Inc. *	3,165	394,486
Univar, Inc. *	2,106	43,721
Watsco, Inc.	474	80,191
WW Grainger, Inc.	1,897	563,693

		2,277,135

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	50,719

Water Utilities — 0.1%
American States Water Co.	1,331	119,604
American Water Works Co., Inc.	4,798	596,055
Aqua America, Inc.	4,781	214,332
California Water Service Group	1,075	56,900

		986,891

Wireless Telecommunication Services — 0.2%
Sprint Corp. *	15,015	92,643
T-Mobile US, Inc. *	10,946	862,216
Telephone & Data Systems, Inc.	2,613	67,415
United States Cellular Corp. *	400	15,032

		1,037,306

TOTAL COMMON STOCKS (Identified Cost $244,021,188)		654,333,110

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,414,875	28,792,702

TOTAL MUTUAL FUNDS (Identified Cost $18,126,042)		28,792,702

SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 1.880%	265,912	265,912

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.070%	1,002,077	1,002,077

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,267,989)		1,267,989

Total Investments — 99.9% (Identified Cost $263,415,219)		684,393,801
Cash and Other Assets, Less Liabilities — 0.1%		647,544

Net Assets — 100.0%		$685,041,345

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2019, the market value of the securities on loan was $8,620,343.

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	23.7%
Financials	13.7%
Consumer Discretionary	12.6%
Health Care	12.4%
Industrials	11.3%
Communication Services	9.1%
Consumer Staples	8.1%
Utilities	3.4%
Energy	3.2%
Materials	2.5%

100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.9%
Arconic, Inc.	42,783	$1,112,358
L3Harris Technologies, Inc.	10,768	2,246,636
Textron, Inc.	43,757	2,142,343
United Technologies Corp.	43,047	5,876,776

		11,378,113

Air Freight & Logistics — 0.6%
FedEx Corp.	19,292	2,808,337
XPO Logistics, Inc. *@	15,841	1,133,740

		3,942,077

Airlines — 1.7%
Alaska Air Group, Inc.	11,070	718,554
Delta Air Lines, Inc.	65,959	3,799,238
JetBlue Airways Corp. *	49,875	835,406
Southwest Airlines Co.	30,194	1,630,778
United Continental Holdings, Inc. *	34,619	3,060,666

		10,044,642

Auto Components — 0.6%
Autoliv, Inc. @	11,805	931,178
BorgWarner, Inc.	24,241	889,160
Gentex Corp.	25,695	707,512
Goodyear Tire & Rubber Co. (The)	6,593	94,972
Lear Corp.	6,743	795,000
Veoneer, Inc. *@	5,087	76,254

		3,494,076

Automobiles — 1.3%
Ford Motor Co.	271,359	2,485,649
General Motors Co.	147,663	5,534,409
Harley-Davidson, Inc. @	1,792	64,458

		8,084,516
Beverages — 0.3%
Constellation Brands, Inc., Class A	3,757	778,751
Molson Coors Brewing Co., Class B	18,590	1,068,925

		1,847,676

Biotechnology — 0.1%
Alexion Pharmaceuticals, Inc. *	1,681	164,637
Biogen, Inc. *	205	47,728
United Therapeutics Corp. *	1,707	136,133

		348,498

Building Products — 0.6%
Fortune Brands Home & Security, Inc.	11,027	603,177
Johnson Controls International PLC	44,717	1,962,629
Owens Corning	19,528	1,234,170

		3,799,976

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	82,786	3,742,755
Goldman Sachs Group, Inc. (The)	29,210	6,053,188
Invesco Ltd.	13,425	227,420
Morgan Stanley	114,092	4,868,306
State Street Corp.	6,744	399,177

		15,290,846

Chemicals — 2.1%
Air Products & Chemicals, Inc.	7,452	1,653,301
Albemarle Corp. @	9,985	694,157
Ashland Global Holdings, Inc.	3,945	303,962
CF Industries Holdings, Inc.	25,378	1,248,598
Corteva, Inc. *	18,513	518,364
Dow, Inc. *	26,235	1,250,098
DuPont de Nemours, Inc.	18,513	1,320,162
Eastman Chemical Co.	23,262	1,717,433

	SHARES	VALUE†
FMC Corp.	1,536	$134,676
Huntsman Corp.	8,468	196,966
Linde PLC	9,268	1,795,397
LyondellBasell Industries NV, Class A	13,053	1,167,852
Valvoline, Inc.	20,825	458,775
Westlake Chemical Corp.	7,168	469,647

		12,929,388

Commercial Banks — 12.6%
Bank of America Corp.	438,058	12,778,152
BB&T Corp.	38,546	2,057,200
CIT Group, Inc.	7,754	351,334
Citigroup, Inc.	136,813	9,451,042
Citizens Financial Group, Inc.	18,613	658,342
Comerica, Inc.	1,542	101,756
East West Bancorp, Inc.	2,390	105,853
Fifth Third Bancorp	86,881	2,378,802
Huntington Bancshares, Inc.	122,871	1,753,369
JPMorgan Chase & Co.	156,713	18,443,553
KeyCorp	66,158	1,180,259
M&T Bank Corp.	3,071	485,126
PacWest Bancorp	293	10,648
People’s United Financial, Inc.	5,834	91,214
PNC Financial Services Group, Inc. (The)	21,675	3,037,968
Regions Financial Corp.	155,307	2,456,957
SunTrust Banks, Inc.	30,728	2,114,086
TCF Financial Corp.	3,510	133,626
Wells Fargo & Co.	343,221	17,312,067
Zions Bancorp NA	23,470	1,044,884

		75,946,238

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	40,514	3,506,487

Communications Equipment — 0.4%
Cisco Systems, Inc.	27,139	1,340,938
Juniper Networks, Inc.	33,449	827,863

		2,168,801

Computers & Peripherals — 1.6%
Dell Technologies, Inc., Class C *	8,315	431,216
Hewlett Packard Enterprise Co.	168,468	2,555,659
HP, Inc.	184,096	3,483,096
Western Digital Corp.	31,954	1,905,737
Xerox Holdings Corp. *	34,600	1,034,886

		9,410,594

Construction & Engineering — 0.3%
AECOM *	11,462	430,513
Arcosa, Inc.	447	15,292
Jacobs Engineering Group, Inc.	8,552	782,508
Quanta Services, Inc.	13,887	524,928

		1,753,241

Construction Materials — 0.5%
Martin Marietta Materials, Inc.	4,728	1,295,945
Vulcan Materials Co.	11,511	1,740,923

		3,036,868

Consumer Finance — 1.3%
Ally Financial, Inc.	66,748	2,213,364
Capital One Financial Corp.	47,279	4,301,443
Santander Consumer USA Holdings, Inc.	13,899	354,564
Synchrony Financial	25,544	870,795

		7,740,166

Containers & Packaging — 0.6%
Ball Corp.	8,846	644,077
International Paper Co.	39,412	1,648,210

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Packaging Corp. of America	2,898	$307,478
Sonoco Products Co.	611	35,566
WestRock Co.	24,453	891,312

		3,526,643

Distributors — 0.2%
LKQ Corp. *	47,648	1,498,530

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B *	58,774	12,226,167
Jefferies Financial Group, Inc.	6,993	128,671
Voya Financial, Inc.	7,020	382,169

		12,737,007

Diversified Telecommunication Services — 4.7%
AT&T, Inc.	709,535	26,848,804
CenturyLink, Inc.	135,733	1,693,948

		28,542,752

Electrical Equipment — 0.7%
Eaton Corp. PLC	40,532	3,370,236
nVent Electric PLC	12,417	273,670
Sensata Technologies Holding PLC *	11,130	557,168

		4,201,074

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc. *	13,083	975,730
Avnet, Inc.	6,895	306,724
Corning, Inc.	79,028	2,253,879
Flex Ltd. *	31,420	328,810
Jabil, Inc.	496	17,742
TE Connectivity Ltd.	18,504	1,724,203

		5,607,088

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co.	20,187	468,338
Helmerich & Payne, Inc.	1,046	41,913
National Oilwell Varco, Inc.	29,834	632,481
Schlumberger Ltd.	40,615	1,387,815
TechnipFMC PLC	34,156	824,526

		3,355,073

Entertainment — 1.6%
Activision Blizzard, Inc.	11,439	605,352
Liberty Media Corp-Liberty Formula One, Class A *	1,097	43,430
Liberty Media Corp-Liberty Formula One, Class C *	2,194	91,249
Madison Square Garden Co. (The), Class A *	443	116,739
Viacom, Inc., Class B	34,204	821,922
Walt Disney Co. (The)	61,072	7,958,903

		9,637,595

Food & Staples Retailing — 2.6%
Kroger Co. (The)	56,839	1,465,309
US Foods Holding Corp. *	20,840	856,524
Walgreens Boots Alliance, Inc.	63,418	3,507,650
Walmart, Inc.	83,747	9,939,094

		15,768,577

Food Products — 2.2%
Archer-Daniels-Midland Co.	27,404	1,125,482
Bunge Ltd.	12,845	727,284
Conagra Brands, Inc.	8,443	259,031

	SHARES	VALUE†
Ingredion, Inc.	3,073	$251,187
J.M. Smucker Co. (The)	18,460	2,030,969
Kraft Heinz Co. (The)	3,992	111,517
Mondelez International, Inc., Class A	74,783	4,136,996
Post Holdings, Inc. *	7,076	748,924
Seaboard Corp.	43	188,125
Tyson Foods, Inc., Class A	41,844	3,604,442

		13,183,957

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	38,523	3,223,219
Becton Dickinson & Co.	88	22,261
Danaher Corp.	36,680	5,297,692
Medtronic PLC	89,026	9,670,004
STERIS PLC	3,637	525,510
Zimmer Biomet Holdings, Inc.	6,835	938,241

		19,676,927

Health Care Providers & Services — 5.7%
Anthem, Inc.	28,740	6,900,474
Cardinal Health, Inc.	27,538	1,299,518
Centene Corp. *	32,696	1,414,429
CIGNA Corp. *	31,781	4,824,038
CVS Health Corp.	113,823	7,178,817
DaVita, Inc. *	30,386	1,734,129
Henry Schein, Inc. *	3,777	239,840
Humana, Inc.	10,141	2,592,749
Laboratory Corp. of America Holdings *	16,237	2,727,816
McKesson Corp.	13,077	1,787,103
Quest Diagnostics, Inc.	19,764	2,115,341
Universal Health Services, Inc., Class B	10,322	1,535,397

		34,349,651

Hotels, Restaurants & Leisure — 1.5%
Aramark	19,837	864,496
Carnival Corp.	27,865	1,217,979
Hyatt Hotels Corp., Class A	3,874	285,398
MGM Resorts International	67,948	1,883,519
Norwegian Cruise Line Holdings Ltd. *	34,226	1,771,880
Royal Caribbean Cruises Ltd.	26,539	2,874,970

		8,898,242

Household Durables — 1.8%
DR Horton, Inc.	65,701	3,463,100
Garmin Ltd.	12,982	1,099,446
Lennar Corp., Class A	23,116	1,291,029
Lennar Corp.,B Shares	573	25,424
Mohawk Industries, Inc. *	6,136	761,293
Newell Brands, Inc.	19,061	356,822
PulteGroup, Inc.	50,018	1,828,158
Toll Brothers, Inc.	4,225	173,436
Whirlpool Corp.	12,182	1,929,141

		10,927,849

Household Products — 0.0%
Spectrum Brands Holdings, Inc.	175	9,217

Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc.	22,148	877,061
Vistra Energy Corp.	23,567	629,946

		1,507,007

Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	6,915	1,006,409
General Electric Co.	178,900	1,599,366

		2,605,775

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance — 5.0%
Aflac, Inc.	46,265	$2,420,585
Alleghany Corp. *	855	682,085
Allstate Corp. (The)	19,183	2,084,808
American Financial Group, Inc.	6,623	714,290
American International Group, Inc.	41,993	2,339,010
Arch Capital Group Ltd. *	11,691	490,788
Assurant, Inc.	4,786	602,174
Athene Holding Ltd., Class A *	1,982	83,363
Axis Capital Holdings Ltd.	2,004	133,707
Chubb Ltd.	11,440	1,846,874
CNA Financial Corp.	4,467	220,000
Everest Re Group Ltd.	3,455	919,341
Hartford Financial Services Group, Inc.	49,258	2,985,527
Lincoln National Corp.	18,122	1,093,119
Loews Corp.	25,413	1,308,261
MetLife, Inc.	39,945	1,883,806
Old Republic International Corp.	23,484	553,518
Principal Financial Group, Inc.	32,419	1,852,422
Prudential Financial, Inc.	20,566	1,849,912
Reinsurance Group of America, Inc.	5,167	826,100
RenaissanceRe Holdings Ltd.	2,534	490,202
Travelers Companies, Inc. (The)	23,169	3,444,999
Unum Group	19,221	571,248
WR Berkley Corp.	9,972	720,278

		30,116,417

Internet & Catalog Retail — 0.1%
Qurate Retail, Inc. *	44,843	462,556

IT Services — 1.3%
Akamai Technologies, Inc. *	1,638	149,680
Amdocs Ltd.	12,704	839,862
Cognizant Technology Solutions Corp., Class A	5,710	344,113
DXC Technology Co.	26,465	780,718
Fidelity National Information Services, Inc.	26,982	3,582,130
Fiserv, Inc. *	4,751	492,156
Leidos Holdings, Inc.	20,264	1,740,272

		7,928,931

Life Sciences Tools & Services — 1.3%
Bio-Rad Laboratories, Inc., Class A *	172	57,231
IQVIA Holdings, Inc. *	10,731	1,602,997
Thermo Fisher Scientific, Inc.	20,616	6,004,822

		7,665,050

Machinery — 2.0%
AGCO Corp.	8,713	659,574
Cummins, Inc.	6,944	1,129,581
Dover Corp.	12,012	1,195,915
Ingersoll-Rand PLC	16,931	2,086,069
Oshkosh Corp.	7,274	551,369
PACCAR, Inc.	15,706	1,099,577
Parker-Hannifin Corp.	2,864	517,267
Pentair PLC	20,400	771,120
Snap-On, Inc.	5,112	800,232
Stanley Black & Decker, Inc.	18,044	2,605,734
Wabtec Corp. @	5,333	383,229

		11,799,667

Media — 5.2%
Altice USA, Inc., Class A *	15,295	438,661
CBS Corp., Class B	3,875	156,434
Charter Communications, Inc., Class A *	20,137	8,298,860
Comcast Corp., Class A	428,572	19,320,026
Discovery, Inc., Class A *@	13,510	359,771

	SHARES	VALUE†
Discovery, Inc., Class C *	35,235	$867,486
DISH Network Corp., Class A *	10,022	341,450
Fox Corp. Class A	9,339	294,505
Fox Corp. Class B *	2,300	72,542
Interpublic Group of Cos., Inc. (The)	13,320	287,179
Liberty Broadband Corp., Class C *	1,360	142,351
Liberty SiriusXM Group, Class A *	4,389	182,451
Liberty SiriusXM Group, Class C *	8,778	368,325
News Corp., Class A	8,320	115,814
News Corp., Class B	1,734	24,787

		31,270,642

Metals & Mining — 1.4%
Freeport-McMoRan, Inc.	120,413	1,152,353
Newmont Mining Corp.	54,345	2,060,762
Nucor Corp.	56,664	2,884,764
Reliance Steel & Aluminum Co.	12,373	1,233,093
Royal Gold, Inc.	1,245	153,397
Steel Dynamics, Inc.	33,820	1,007,836

		8,492,205

Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	144,361

Multiline Retail — 1.1%
Dollar Tree, Inc. *	12,915	1,474,376
Kohl’s Corp.	33,121	1,644,789
Macy’s, Inc.	31,643	491,732
Target Corp.	30,047	3,212,325

		6,823,222

Oil, Gas & Consumable Fuels — 12.5%
Apache Corp.	41,053	1,050,957
Chevron Corp.	176,242	20,902,301
Cimarex Energy Co.	2,537	121,624
Concho Resources, Inc.	16,586	1,126,189
ConocoPhillips	97,287	5,543,413
Devon Energy Corp.	52,433	1,261,538
Diamondback Energy, Inc.	8,333	749,220
EOG Resources, Inc.	3,217	238,766
Exxon Mobil Corp.	275,127	19,426,717
Hess Corp.	21,400	1,294,272
HollyFrontier Corp.	23,643	1,268,211
Kinder Morgan, Inc.	127,969	2,637,441
Marathon Oil Corp.	102,694	1,260,055
Marathon Petroleum Corp.	75,262	4,572,167
Murphy Oil Corp. @	4,555	100,711
Noble Energy, Inc.	50,097	1,125,179
Occidental Petroleum Corp.	63,984	2,845,369
Phillips 66	25,426	2,603,622
Pioneer Natural Resources Co.	8,833	1,110,926
Targa Resources Corp.	19,687	790,827
Valero Energy Corp.	60,582	5,164,010

		75,193,515

Personal Products — 0.0%
Coty, Inc., Class A @	4,869	51,173

Pharmaceuticals — 3.5%
Allergan PLC	3,547	596,925
Jazz Pharmaceuticals PLC *	4,038	517,429
Mylan NV *	58,437	1,155,884
Perrigo Co. PLC	10,679	596,849
Pfizer, Inc.	506,888	18,212,486

		21,079,573

Professional Services — 0.2%
Manpowergroup, Inc.	8,693	732,298

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Nielsen Holdings PLC	25,124	$533,885

		1,266,183

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	15,282	810,099
Jones Lang LaSalle, Inc.	5,491	763,578

		1,573,677

Road & Rail — 1.2%
AMERCO	1,277	498,081
Genesee & Wyoming, Inc., Class A *	1,210	133,717
Kansas City Southern	14,222	1,891,668
Norfolk Southern Corp.	27,918	5,015,748

		7,539,214

Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	10,368	1,158,417
Broadcom, Inc.	5,151	1,422,037
Intel Corp.	451,952	23,289,087
Lam Research Corp.	1,417	327,483
Marvell Technology Group Ltd.	18,929	472,657
Micron Technology, Inc. *	110,111	4,718,256
ON Semiconductor Corp. *	30,520	586,289
Qorvo, Inc. *	10,867	805,679
Skyworks Solutions, Inc.	5,876	465,673

		33,245,578

Software — 0.0%
SS&C Technologies Holdings, Inc.	3,456	178,226

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	815,753
Carmax, Inc. *	6,257	550,616
Foot Locker, Inc.	3,650	157,534
Gap, Inc. (The)	17,531	304,338
Tiffany & Co. @	911	84,386

		1,912,627

Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	9,516	839,597
Ralph Lauren Corp.	4,113	392,668
Tapestry, Inc.	9,322	242,838

		1,475,103

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc. @	8,435	105,859

Trading Companies & Distributors — 0.1%
United Rentals, Inc. *	4,172	519,998

Wireless Telecommunication Services — 0.3%
Sprint Corp. *	29,977	184,958
T-Mobile US, Inc. *	24,396	1,921,673

		2,106,631

TOTAL COMMON STOCKS (Identified Cost $447,782,953)		601,705,575

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 1.880%	1,041,048	1,041,048

Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.070%	1,700,819	1,700,819

SHARES	VALUE†
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,741,867)	2,741,867
Total Investments — 100.1% (Identified Cost $450,524,820)	604,447,442
Liabilities, Less Cash and Other Assets — (0.1%)	(652,642)

Net Assets — 100.0%	$603,794,800

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2019, the market value of the securities on loan was $3,881,653.

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	23.9%
Health Care	13.8%
Energy	13.1%
Communication Services	11.9%
Industrials	10.4%
Information Technology	9.7%
Consumer Discretionary	7.2%
Consumer Staples	5.1%
Materials	4.6%
Utilities	0.3%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.6%
AAR Corp.	6,733	$277,467
Aerojet Rocketdyne Holdings, Inc. *	16,439	830,334
Aerovironment, Inc. *	4,738	253,767
Arotech Corp. *	9,457	27,804
Astronics Corp. *	4,622	135,794
Astronics Corp. Class B *	693	20,312
Axon Enterprise, Inc. *	13,444	763,350
BWX Technologies, Inc.	3,185	182,214
CPI Aerostructures, Inc. *	1,342	11,031
Cubic Corp.	6,175	434,905
Curtiss-Wright Corp.	2,920	377,760
Ducommun, Inc. *	2,355	99,852
HEXCEL Corp.	6,425	527,685
Innovative Solutions & Support, Inc. *	3,248	15,266
Kratos Defense & Security Solutions, Inc. *	17,754	330,136
Mercury Systems, Inc. *	8,267	671,032
Moog, Inc., Class A	6,352	515,274
National Presto Industries, Inc. @	1,177	104,859
Park Aerospace Corp.	4,648	81,619
SIFCO Industries, Inc. *	1,187	3,217
Spirit Aerosystems Holdings, Inc., Class A	6,971	573,295
Triumph Group, Inc.	5,034	115,178
Vectrus, Inc. *	2,671	108,576
Wesco Aircraft Holdings, Inc. *	12,061	132,792

		6,593,519

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc. *	12,229	257,054
Atlas Air Worldwide Holdings, Inc. *	5,507	138,942
Echo Global Logistics, Inc. *	5,962	135,039
Forward Air Corp.	5,515	351,416
HUB Group, Inc., Class A *	6,911	321,361
Radiant Logistics, Inc. *	9,354	48,360
XPO Logistics, Inc. *@	5,795	414,748

		1,666,920

Airlines — 0.6%
Alaska Air Group, Inc.	8,020	520,578
Allegiant Travel Co.	3,245	485,647
Hawaiian Holdings, Inc.	9,213	241,933
JetBlue Airways Corp. *	21,174	354,664
Skywest, Inc.	10,165	583,471
Spirit Airlines, Inc. *	3,315	120,335

		2,306,628

Auto Components — 1.5%
American Axle & Manufacturing Holdings, Inc. *	22,774	187,202
Autoliv, Inc. @	5,961	470,204
BorgWarner, Inc.	14,240	522,323
Cooper Tire & Rubber Co.	10,126	264,491
Cooper-Standard Holdings, Inc. *	3,482	142,344
Dana, Inc.	28,485	411,323
Delphi Technologies PLC	2,052	27,497
Dorman Products, Inc. *	7,027	558,928
Fox Factory Holding Corp. *	8,405	523,127
Gentex Corp.	16,324	449,481
Gentherm, Inc. *	6,826	280,446
Goodyear Tire & Rubber Co. (The)	30,115	433,807
Horizon Global Corp. *	3,431	13,106
LCI Industries	5,143	472,384
Lear Corp.	4,104	483,862
Modine Manufacturing Co. *	11,514	130,914
Motorcar Parts of America, Inc. *	4,413	74,580

	SHARES	VALUE†
Shiloh Industries, Inc. *	7,004	$28,997
Standard Motor Products, Inc.	4,549	220,854
Stoneridge, Inc. *	5,532	171,326
Strattec Security Corp.	1,541	30,789
Superior Industries International, Inc.	3,031	8,760
Tenneco, Inc. Class A @	10,923	136,756
Visteon Corp. *@	5,114	422,110

		6,465,611

Automobiles — 0.2%
Harley-Davidson, Inc. @	10,877	391,246
Thor Industries, Inc.	875	49,560
Winnebago Industries, Inc.	6,981	267,721

		708,527

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *@	1,852	674,276
Coca-Cola Consolidated, Inc.	1,354	411,440
Craft Brew Alliance, Inc. *	4,918	40,278
MGP Ingredients, Inc. @	3,495	173,632
National Beverage Corp. @	4,756	210,976
Primo Water Corp. *@	5,815	71,408

		1,582,010

Biotechnology — 1.6%
Achillion Pharmaceuticals, Inc. *	23,152	83,347
Acorda Therapeutics, Inc. *@	12,575	36,090
Aduro Biotech, Inc. *	1,186	1,257
Adverum Biotechnologies, Inc. *@	8,282	45,137
Agios Pharmaceuticals, Inc. *@	1,978	64,087
Alder Biopharmaceuticals, Inc. *	5,213	98,317
Alkermes PLC *	4,984	97,238
Alnylam Pharmaceuticals, Inc. *	8,545	687,189
AMAG Pharmaceuticals, Inc. *@	2,638	30,469
Anika Therapeutics, Inc. *	3,341	183,387
Applied Genetic Technologies Corp. *	2,241	9,323
Aravive, Inc. *	1,937	14,528
Ardelyx, Inc. *	10,642	50,017
BioSpecifics Technologies Corp. *	1,701	91,038
Bluebird Bio, Inc. *@	4,559	418,607
Blueprint Medicines Corp. *	2,864	210,418
Calithera Biosciences, Inc. *	3,632	11,223
Cellular Biomedicine Group, Inc. *@	2,000	29,720
Chimerix, Inc. *	13,027	30,613
Concert Pharmaceuticals, Inc. *	4,026	23,673
Corvus Pharmaceuticals, Inc. *@	1,065	3,206
Emergent BioSolutions, Inc. *	9,812	512,971
Enanta Pharmaceuticals, Inc. *	4,112	247,049
Exelixis, Inc. *	21,779	385,162
Five Prime Therapeutics, Inc. *	4,603	17,837
Infinity Pharmaceuticals, Inc. *@	17,874	18,410
Intrexon Corp. *@	872	4,988
Ionis Pharmaceuticals, Inc. *@	4,594	275,227
Karyopharm Therapeutics, Inc. *@	2,354	22,645
Kindred Biosciences, Inc. *	3,345	22,913
Ligand Pharmaceuticals, Inc. *@	2,408	239,692
Lineage Cell Therapeutics, Inc. *@	3,419	3,351
MacroGenics, Inc. *	2,337	29,820
Madrigal Pharmaceuticals, Inc. *@	101	8,708
MEI Pharma, Inc. *	13,204	22,183
Merrimack Pharmaceuticals, Inc.	4,336	19,469
Minerva Neurosciences, Inc. *	5,077	39,347
Miragen Therapeutics, Inc. *	3,286	2,402
Myriad Genetics, Inc. *	14,719	421,405
Neoleukin Therapeutics, Inc. *	1,970	5,615
Neurocrine Biosciences, Inc. *	7,422	668,796

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
OPKO Health, Inc. *@	23,063	$48,202
PDL BioPharma, Inc. *	18,262	39,446
Pfenex, Inc. *	2,903	24,501
Repligen Corp. *	5,344	409,831
Retrophin, Inc. *	8,973	103,997
Sage Therapeutics, Inc. *@	2,609	366,017
Sarepta Therapeutics, Inc. *	4,098	308,661
Spectrum Pharmaceuticals, Inc. *	4,922	40,828
Syndax Pharmaceuticals, Inc. *	6,974	52,096
United Therapeutics Corp. *	796	63,481
Verastem, Inc. *@	9,653	11,680

		6,655,614

Building Products — 2.1%
A.O. Smith Corp.	10,163	484,877
AAON, Inc.	11,897	546,548
Advanced Drainage Systems, Inc.	12,236	394,856
American Woodmark Corp. *	3,486	309,940
Apogee Enterprises, Inc.	5,443	212,222
Armstrong Flooring, Inc. *	5,675	36,263
Armstrong World Industries, Inc.	11,660	1,127,522
Builders FirstSource, Inc. *	23,094	475,159
Continental Building Products, Inc. *	6,826	186,281
Cornerstone Building Brands, Inc. *	12,026	72,757
CSW Industrials, Inc.	1,329	91,741
Fortune Brands Home & Security, Inc.	9,604	525,339
Gibraltar Industries, Inc. *	6,651	305,547
Griffon Corp.	10,377	217,606
Insteel Industries, Inc.	4,690	96,286
Masonite International Corp. *	169	9,802
Owens Corning	7,044	445,181
Patrick Industries, Inc. *	5,227	224,134
PGT Innovations, Inc. *	12,429	214,649
Quanex Building Products Corp.	7,483	135,293
Simpson Manufacturing Co., Inc.	9,021	625,787
Trex Co., Inc. *@	15,148	1,377,407
Universal Forest Products, Inc.	13,969	557,084

		8,672,281

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	2,857	238,131
Ares Management Corp., Class A	2,832	75,926
Artisan Partners Asset Management, Inc., Class A	10,977	309,990
BGC Partners, Inc., Class A	58,742	323,081
Blucora, Inc. *	10,400	225,056
BrightSphere Investment Group PLC *	5,801	57,488
Cohen & Steers, Inc.	7,453	409,393
Cowen Group, Inc. *	6,131	94,356
Diamond Hill Investment Group, Inc.	739	102,078
Donnelley Financial Solutions, Inc. *	7,095	87,410
Eaton Vance Corp.	6,683	300,267
Evercore, Inc., Class A	9,789	784,099
Federated Investors, Inc., Class B	20,626	668,489
Gain Capital Holdings, Inc. @	9,997	52,784
GAMCO Investors, Inc., Class A	1,700	33,235
Greenhill & Co., Inc. @	3,087	40,501
Houlihan Lokey, Inc.	1,002	45,190
Interactive Brokers Group, Inc., Class A	16,151	868,601
Intl FCStone, Inc. *	3,859	158,451
Invesco Ltd.	21,853	370,190

	SHARES	VALUE†
Janus Henderson Group PLC	16,584	$372,477
Ladenburg Thalmann Financial Services, Inc.	35,937	85,171
Lazard Ltd., Class A	7,639	267,365
LPL Financial Holdings, Inc.	6,530	534,807
Manning & Napier, Inc. @	2,524	4,745
Moelis & Co., Class A	3,839	126,111
Morningstar, Inc.	3,198	467,356
Oppenheimer Holdings, Inc., Class A	2,523	75,841
Piper Jaffray Cos.	2,887	217,911
PJT Partners, Inc., Class A	597	24,298
Pzena Investment Management, Inc., Class A	4,481	39,970
Safeguard Scientifics, Inc. *	5,542	62,846
Silvercrest Asset Management Group, Inc., Class A	759	9,336
Stifel Financial Corp.	12,616	723,906
Virtu Financial, Inc., Class A @	5,099	83,420
Virtus Investment Partners, Inc.	1,373	151,813
Waddell & Reed Financial, Inc., Class A @	3,742	64,288
Westwood Holdings Group, Inc.	2,110	58,384
WisdomTree Investments, Inc. @	28,811	150,537

		8,765,298

Chemicals — 2.7%
Advanced Emissions Solutions, Inc. @	2,266	33,627
AdvanSix, Inc. *	6,440	165,637
AgroFresh Solutions, Inc. *	3,359	8,834
Albemarle Corp. @	8,394	583,551
American Vanguard Corp.	7,147	112,208
Ashland Global Holdings, Inc.	3,607	277,919
Axalta Coating Systems Ltd. *	18,164	547,645
Balchem Corp.	7,418	735,791
Cabot Corp.	9,527	431,764
Chase Corp.	1,902	208,060
Chemours Co. (The)	10,027	149,803
Core Molding Technologies, Inc. *	1,500	9,615
Element Solutions, Inc. *	30,212	307,558
Ferro Corp. *	16,853	199,877
Flotek Industries, Inc. *	6,893	15,165
FutureFuel Corp.	10,473	125,048
GCP Applied Technologies, Inc. *	2,256	43,428
H.B. Fuller Co.	10,077	469,185
Hawkins, Inc.	2,398	101,915
Huntsman Corp.	12,728	296,053
Ingevity Corp. *	948	80,428
Innophos Holdings, Inc.	4,500	146,070
Innospec, Inc.	5,199	463,439
Intrepid Potash, Inc. *	15,892	51,967
Koppers Holdings, Inc. *	4,597	134,278
Kraton Corp. *	6,776	218,797
Kronos Worldwide, Inc.	10,857	134,301
Minerals Technologies, Inc.	7,004	371,842
Mosaic Co. (The)	21,922	449,401
NewMarket Corp.	570	269,091
Northern Technologies International Corp.	1,600	20,224
Olin Corp.	2,299	43,037
Omnova Solutions, Inc. *	10,952	110,287
PolyOne Corp.	19,426	634,259
Quaker Chemical Corp.	2,948	466,197
Rayonier Advanced Materials, Inc.	12,548	54,333
RPM International, Inc.	6,495	446,921

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Scotts Miracle-Gro Co. (The)	3,752	$382,029
Sensient Technologies Corp.	8,813	605,012
Stepan Co.	3,991	387,366
Trecora Resources *	5,488	49,502
Tredegar Corp.	7,107	138,729
Trinseo SA	7,865	337,802
Tronox Holdings PLC Class A *	12,458	103,401
Valvoline, Inc.	3,829	84,353
W.R. Grace & Co.	4,369	291,674
Westlake Chemical Corp.	1,332	87,273

		11,384,696

Commercial Banks — 9.9%
1st Source Corp.	5,209	238,208
Allegiance Bancshares, Inc. *	1,614	51,793
American National Bankshares, Inc.	2,356	83,567
Ameris Bancorp	15,532	625,008
AmeriServ Financial, Inc.	4,400	18,216
Arrow Financial Corp.	3,163	105,617
Associated Banc-Corp.	39,708	804,087
Atlantic Capital Bancshares, Inc. *	2,502	43,385
Atlantic Union Bankshares Corp.	12,121	451,447
Banc of California, Inc.	8,558	121,010
Bancfirst Corp.	6,580	364,664
Bancorp, Inc. (The) *	13,385	132,511
BancorpSouth Bank	20,043	593,473
Bank of Hawaii Corp.	9,487	815,218
Bank of Marin Bancorp	2,100	87,129
Bank OZK	3,630	98,990
BankFinancial Corp.	4,900	58,310
BankUnited, Inc.	3,750	126,075
Bankwell Financial Group, Inc.	326	8,965
Banner Corp.	6,855	385,045
Bar Harbor Bankshares	2,489	62,051
BCB Bancorp, Inc.	878	11,274
Berkshire Hills Bancorp, Inc.	7,927	232,182
BOK Financial Corp.	3,687	291,826
Boston Private Financial Holdings, Inc.	18,069	210,594
Bridge Bancorp, Inc.	2,975	87,941
Brookline Bancorp, Inc.	16,454	242,367
Bryn Mawr Bank Corp.	4,448	162,396
C&F Financial Corp.	962	50,659
Cadence BanCorp	6,063	106,345
Camden National Corp.	3,508	151,967
Capital City Bank Group, Inc.	1,890	51,880
Carolina Financial Corp.	4,074	144,790
Cathay General Bancorp	16,356	568,126
CenterState Bank Corp.	14,477	347,231
Central Pacific Financial Corp.	7,849	222,912
Central Valley Community Bancorp	2,688	54,701
Century Bancorp, Inc., Class A	975	85,410
CIT Group, Inc.	6,260	283,641
Citizens & Northern Corp.	852	22,391
Citizens Community Bancorp, Inc.	400	4,400
City Holding Co.	3,398	259,097
Civista Bancshares, Inc.	270	5,867
CNB Financial Corp.	3,264	93,677
Columbia Banking System, Inc.	14,629	539,810
Commerce Bancshares, Inc. @	6,844	415,089
Community Bank System, Inc.	10,370	639,725
Community Trust Bancorp, Inc.	3,934	167,510
Connectone Bancorp, Inc.	6,144	136,397
Cullen/Frost Bankers, Inc.	4,337	384,041

	SHARES	VALUE†
Customers Bancorp, Inc. *	5,348	$110,918
CVB Financial Corp.	27,325	570,273
Eagle Bancorp, Inc.	6,777	302,390
East West Bancorp, Inc.	11,036	488,784
Enterprise Bancorp, Inc.	331	9,923
Enterprise Financial Services Corp.	3,837	156,358
Equity Bancshares, Inc., Class A *	2,190	58,714
Farmers & Merchants Bancorp, Inc./Archbold OH	1,205	31,282
Farmers National Banc Corp.	6,489	93,961
FB Financial Corp.	630	23,656
Financial Institutions, Inc.	3,165	95,520
First Bancorp	35,131	350,607
First Bancorp, Inc.	2,600	71,474
First Bancorp/Southern Pines NC	4,576	164,278
First Busey Corp.	7,922	200,268
First Business Financial Services, Inc.	551	13,268
First Citizens Bancshares, Inc., Class A	551	259,824
First Commonwealth Financial Corp.	19,960	265,069
First Community Bancshares, Inc.	3,404	110,187
First Financial Bancorp	20,073	491,287
First Financial Bankshares, Inc. @	27,608	920,175
First Financial Corp.	2,768	120,325
First Financial Northwest, Inc.	2,239	33,092
First Foundation, Inc.	6,207	94,812
First Hawaiian, Inc.	1,200	32,040
First Horizon National Corp.	19,448	315,058
First Internet Bancorp	1,284	27,490
First Interstate Bancsystem, Inc., Class A	6,668	268,320
First Merchants Corp.	9,708	365,361
First Mid Bancshares, Inc.	500	17,310
First Midwest Bancorp, Inc.	18,632	362,951
First of Long Island Corp. (The)	5,134	116,798
Flushing Financial Corp.	6,540	132,141
FNB Corp.	24,564	283,223
Franklin Financial Network, Inc.	2,740	82,775
Fulton Financial Corp.	33,159	536,513
German American Bancorp, Inc.	4,050	129,802
Glacier Bancorp, Inc.	19,481	788,201
Great Southern Bancorp, Inc.	2,813	160,200
Great Western Bancorp, Inc.	1,271	41,943
Hancock Whiteny Corp.	7,368	282,160
Hanmi Financial Corp.	7,091	133,169
Harborone Bancorp, Inc. *	7,533	75,820
Heartland Financial USA, Inc.	5,400	241,596
Heritage Commerce Corp.	9,426	110,803
Heritage Financial Corp.	5,733	154,562
Hilltop Holdings, Inc.	25,969	620,399
Home Bancshares, Inc.	14,737	276,982
HomeTrust Bancshares, Inc.	2,644	68,929
Hope Bancorp, Inc.	26,078	373,958
Horizon Bancorp, Inc.	9,114	158,219
Howard Bancorp, Inc. *	499	8,328
Iberiabank Corp.	4,398	332,225
Independent Bank Corp.	5,646	421,474
Independent Bank Group, Inc.	2,477	130,315
International Bancshares Corp.	13,041	503,643
Investors Bancorp, Inc.	2,762	31,376
Lakeland Bancorp, Inc.	6,732	103,875
Lakeland Financial Corp.	5,055	222,319
LegacyTexas Financial Group, Inc.	10,058	437,825
Live Oak Bancshares, Inc.	500	9,050
Macatawa Bank Corp.	6,741	70,039
Mercantile Bank Corp.	3,731	122,377
Midland States Bancorp, Inc.	1,086	28,290

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
MidWestOne Financial Group, Inc.	613	$18,709
National Bank Holdings Corp., Class A	5,759	196,900
NBT Bancorp, Inc.	8,881	324,956
Nicolet Bankshares, Inc. *	1,020	67,901
Northeast Bank *	2,190	48,552
Northrim Bancorp, Inc.	1,680	66,646
OFG Bancorp	10,569	231,461
Old Line Bancshares, Inc.	3,023	87,697
Old National Bancorp	29,051	499,822
Old Second Bancorp, Inc.	2,244	27,422
Opus Bank	4,401	95,810
Pacific Mercantile Bancorp *	2,500	18,775
Pacific Premier Bancorp, Inc.	6,414	200,053
PacWest Bancorp	6,913	251,218
Park National Corp.	3,197	303,108
Peapack Gladstone Financial Corp.	4,278	119,912
Penns Woods Bancorp, Inc.	1,159	53,604
People’s United Financial, Inc.	30,697	479,948
People’s Utah Bancorp	3,598	101,787
Peoples Bancorp, Inc.	4,491	142,859
Pinnacle Financial Partners, Inc.	3,114	176,719
Popular, Inc.	10,180	550,534
Preferred Bank	3,337	174,792
Premier Financial Bancorp, Inc.	1,726	29,635
Prosperity Bancshares, Inc. @	3,888	274,609
QCR Holdings, Inc.	3,022	114,776
Renasant Corp.	8,712	305,007
Republic Bancorp, Inc., Class A	3,994	173,539
Republic First Bancorp, Inc. *	3,546	14,893
S&T Bancorp, Inc.	7,202	263,089
Sandy Spring Bancorp, Inc.	6,300	212,373
Seacoast Banking Corp. of Florida *	5,668	143,457
Select Bancorp, Inc. *	200	2,320
ServisFirst Bancshares, Inc.	6,378	211,431
Sierra Bancorp	3,623	96,227
Signature Bank	4,291	511,573
Simmons First National Corp., Class A	15,870	395,163
South State Corp.	6,422	483,577
Southern First Bancshares, Inc. *	1,759	70,096
Southern National Bancorp of Virginia, Inc.	3,875	59,636
Southside Bancshares, Inc.	6,142	209,504
Sterling Bancorp	46,690	936,601
Stock Yards Bancorp, Inc.	4,336	159,088
Summit Financial Group, Inc.	392	10,035
Synovus Financial Corp.	10,832	387,352
TCF Financial Corp.	34,424	1,310,522
Texas Capital Bancshares, Inc. *	3,548	193,898
Tompkins Financial Corp.	2,420	196,335
TowneBank	6,582	183,012
Trico Bancshares	5,350	194,205
TriState Capital Holdings, Inc. *	6,765	142,336
Triumph Bancorp, Inc. *	4,016	128,070
Trustmark Corp.	12,632	430,877
UMB Financial Corp.	10,571	682,675
Umpqua Holdings Corp.	9,156	150,708
United Bankshares, Inc.	11,450	433,611
United Community Banks, Inc.	15,888	450,425
Univest Financial Corp	6,110	155,866
Valley National Bancorp	57,348	623,373
Veritex Holdings, Inc.	9,429	228,795

	SHARES	VALUE†
Washington Trust Bancorp, Inc.	3,000	$144,930
Webster Financial Corp.	3,323	155,749
WesBanco, Inc.	11,283	421,646
West Bancorp, Inc.	3,998	86,917
Westamerica Bancorp	5,498	341,866
Western Alliance Bancorp	5,446	250,952
Wintrust Financial Corp.	5,592	361,411
Zions Bancorp NA	8,232	366,489

		41,801,153

Commercial Services & Supplies — 3.0%
ABM Industries, Inc.	14,023	509,315
ACCO Brands Corp.	21,565	212,847
ARC Document Solutions, Inc. *	5,486	7,461
Brady Corp., Class A	9,812	520,527
Brink’s Co. (The)	7,356	610,180
Casella Waste Systems, Inc., Class A *	9,857	423,260
Ceco Environmental Corp. *	4,211	29,414
Cimpress NV *@	6,005	791,699
Civeo Corp. *	16,915	21,482
Clean Harbors, Inc. *	12,448	960,986
Covanta Holding Corp.	25,646	443,419
Deluxe Corp.	8,496	417,663
Ennis, Inc.	5,800	117,218
Healthcare Services Group, Inc. @	7,841	190,458
Heritage-Crystal Clean, Inc. *	3,229	85,568
Herman Miller, Inc.	12,375	570,364
HNI Corp.	8,878	315,169
Hudson Technologies, Inc. *@	2,952	2,096
Iaa, Inc. *	7,649	319,193
Interface, Inc.	13,207	190,709
KAR Auction Services, Inc. @	5,924	145,434
Kimball International, Inc., Class B	8,557	165,150
Knoll, Inc.	10,471	265,440
LSC Communications, Inc.	4,787	6,606
Matthews International Corp., Class A	6,646	235,202
Mcgrath Rentcorp	5,000	347,950
Mobile Mini, Inc.	8,863	326,690
MSA Safety, Inc.	8,699	949,148
NL Industries, Inc. *	7,891	29,670
Pico Holdings, Inc. *	2,830	28,555
Pitney Bowes, Inc. @	4,177	19,089
Quad/Graphics, Inc. @	4,591	48,251
SP Plus Corp. *	5,058	187,146
Steelcase, Inc., Class A	17,645	324,668
Stericycle, Inc. *@	3,393	172,805
Team, Inc. *@	6,603	119,184
Tetra Tech, Inc.	13,369	1,159,894
UniFirst Corp.	3,000	585,360
US Ecology, Inc.	4,572	292,334
Viad Corp.	4,500	302,175
Virco Manufacturing Corp.	2,494	9,602
VSE Corp.	2,564	87,407

		12,546,788

Communications Equipment — 1.1%
Acacia Communications, Inc. *	545	35,643
ADTRAN, Inc.	10,951	124,239
Applied Optoelectronics, Inc. *@	4,381	49,155
Bk Technologies Corp. *	2,000	6,720
CalAmp Corp. *	7,114	81,953
Ciena Corp. *	27,004	1,059,367
Clearfield, Inc. *	3,231	38,287

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
CommScope Holding Co., Inc. *	3,352	$39,420
Communications Systems, Inc.	1,418	6,480
Comtech Telecommunications Corp.	5,019	163,118
Digi International, Inc. *	5,749	78,301
EMCORE Corp. *	4,428	13,594
F5 Networks, Inc. *	2,328	326,898
Harmonic, Inc. *	10,330	67,971
Infinera Corp. *@	22,351	121,813
InterDigital, Inc.	6,515	341,842
Juniper Networks, Inc.	5,414	133,997
KVH Industries, Inc. *	5,534	58,937
Lantronix, Inc. *	1,100	3,685
Lumentum Holdings, Inc. *@	5,615	300,740
NETGEAR, Inc. *	6,587	212,233
NetScout Systems, Inc. *	12,873	296,851
Network-1 Technologies, Inc.	1,343	3,132
Optical Cable Corp. *	374	1,335
PC-Tel, Inc. *	4,100	34,440
Plantronics, Inc.	4,180	155,998
Ribbon Communications, Inc. *	13,960	81,526
Tessco Technologies, Inc.	1,000	14,370
Ubiquiti, Inc. *	182	21,523
Viasat, Inc. *	4,646	349,937
Viavi Solutions, Inc. *	33,947	475,428

		4,698,933

Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	25,419
Avid Technology, Inc. *	14,913	92,311
CCUR Holdings, Inc. *	1,362	4,862
Diebold Nixdorf, Inc. *	3,175	35,560
Intevac, Inc. *	4,883	25,587
Pure Storage, Inc., Class A *	8,857	150,038
Super Micro Computer, Inc. *	10,678	205,018
Transact Technologies, Inc.	1,515	18,453
Xerox Holdings Corp. *	28,195	843,312

		1,400,560

Construction & Engineering — 1.2%
AECOM *	10,667	400,653
Aegion Corp. *	7,119	152,204
Ameresco, Inc., Class A *	6,298	101,209
Arcosa, Inc.	1,853	63,391
Argan, Inc.	1,886	74,101
Comfort Systems USA, Inc.	7,710	341,013
Dycom Industries, Inc. *	6,260	319,573
EMCOR Group, Inc.	9,013	776,200
Fluor Corp.	6,585	125,971
Goldfield Corp. (The) *	11,707	25,170
Granite Construction, Inc.	9,465	304,110
Great Lakes Dredge & Dock Corp. *	17,460	182,457
IES Holdings, Inc. *	4,932	101,550
MasTec, Inc. *@	7,480	485,676
MYR Group, Inc. *	4,536	141,931
Northwest Pipe Co. *	1,898	53,429
NV5 Global, Inc. *	2,453	167,466
Orion Marine Group, Inc. *	3,431	15,440
Primoris Services Corp.	10,526	206,415
Quanta Services, Inc.	9,091	343,640
Sterling Construction Co., Inc. *	5,413	71,181
Tutor Perini Corp. *@	10,146	145,392
Valmont Industries, Inc.	4,290	593,908

		5,192,080

	SHARES	VALUE†
Construction Materials — 0.1%
Eagle Materials, Inc.	1,439	$129,524
Forterra, Inc. *@	1,512	10,932
Summit Materials, Inc., Class A *@	5,300	117,660
United States Lime & Minerals, Inc.	1,679	128,444
US Concrete, Inc. *@	3,055	168,880

		555,440

Consumer Finance — 1.0%
Atlanticus Holdings Corp. *	5,476	45,725
Consumer Portfolio Services, Inc. *	7,272	26,107
Encore Capital Group, Inc. *	6,224	207,415
Enova International, Inc. *	7,369	152,907
Ezcorp, Inc., Class A *@	10,752	69,404
FirstCash, Inc.	11,198	1,026,521
Green Dot Corp., Class A *	10,586	267,297
LendingClub Corp. *	8,351	109,231
Navient Corp.	25,118	321,510
Nelnet, Inc., Class A	8,024	510,326
OneMain Holdings, Inc.	8,524	312,660
PRA Group, Inc. *	9,204	311,003
Regional Management Corp. *	3,072	86,508
Santander Consumer USA Holdings, Inc.	16,393	418,185
SLM Corp.	14,278	126,003
World Acceptance Corp. *	1,946	248,134

		4,238,936

Containers & Packaging — 0.8%
AptarGroup, Inc.	3,942	466,930
Berry Plastics Group, Inc. *	10,559	414,652
Crown Holdings, Inc. *	5,848	386,319
Graphic Packaging Holding Co.	7,664	113,044
Greif, Inc., Class B	1,193	54,353
Greif, Inc., Class A	5,187	196,535
Myers Industries, Inc.	8,111	143,159
Sealed Air Corp.	12,255	508,705
Silgan Holdings, Inc.	16,218	487,108
Sonoco Products Co.	7,641	444,782
UFP Technologies, Inc. *	913	35,242

		3,250,829

Distributors — 0.3%
Core-Mark Holding Co., Inc.	8,938	287,044
LKQ Corp. *	9,154	287,893
Pool Corp.	3,189	643,222
Weyco Group, Inc.	1,489	33,666

		1,251,825

Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	12,620	480,696
American Public Education, Inc. *	3,824	85,428
Bright Horizons Family Solutions, Inc. *	2,527	385,368
Career Education Corp. *	14,924	237,142
Carriage Services, Inc.	3,469	70,906
Chegg, Inc. *	6,405	191,830
Collectors Universe, Inc.	1,790	50,979
Frontdoor, Inc. *	2,710	131,625
Graham Holdings Co., Class B	523	346,984
Grand Canyon Education, Inc. *	8,480	832,736
H&R Block, Inc.	13,196	311,690
Houghton Mifflin Harcourt Co. *	14,959	79,731
K12, Inc. *	8,196	216,374
Regis Corp. *	8,486	171,587
Service Corp. International	4,000	191,240
ServiceMaster Global Holdings, Inc. *	10,611	593,155
Sotheby’s *	10,625	605,412
Strategic Education, Inc.	5,403	734,160

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
Universal Technical Institute, Inc. *	5,900	$32,096
WW International, Inc.	6,398	241,972
Zovio, Inc. *	3,315	6,531

		5,997,642

Diversified Financial Services — 0.3%
A-Mark Precious Metals, Inc. *	1,856	22,365
Cannae Holdings, Inc. *	4,237	116,390
Jefferies Financial Group, Inc.	24,499	450,782
Marlin Business Services Corp.	3,196	80,507
On Deck Capital, Inc. *	14,292	48,021
Voya Financial, Inc.	11,507	626,441

		1,344,506

Diversified Telecommunication Services — 0.7%
Alaska Communications Systems Group, Inc. *	2,448	4,210
ATN International, Inc.	3,292	192,154
Cincinnati Bell, Inc. *	6,675	33,842
Cogent Communications Holdings, Inc.	11,951	658,500
Consolidated Communications Holdings, Inc. @	8,637	41,112
GCI Liberty, Inc., Class A *	8,984	557,637
IDT Corp., Class B *	6,820	71,815
Intelsat SA *	9,952	226,906
Orbcomm, Inc. *	17,501	83,305
Vonage Holdings Corp. *	51,054	576,910
Zayo Group Holdings, Inc. *	9,177	311,100

		2,757,491

Electric Utilities — 1.2%
Allete, Inc.	11,644	1,017,802
El Paso Electric Co.	9,131	612,507
Genie Energy Ltd., Class B @	4,900	36,554
Hawaiian Electric Industries, Inc.	8,115	370,125
IDACORP, Inc.	3,214	362,121
MGE Energy, Inc.	7,061	563,962
OGE Energy Corp.	4,121	187,011
Otter Tail Corp.	8,033	431,774
PNM Resources, Inc.	20,971	1,092,170
Portland General Electric Co.	6,399	360,712
Spark Energy, Inc., Class A @	2,000	21,100

		5,055,838

Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,065	278,341
Allied Motion Technologies, Inc.	2,312	81,637
Atkore International Group, Inc. *	9,891	300,192
AZZ, Inc.	5,198	226,425
Encore Wire Corp.	4,184	235,475
EnerSys	8,454	557,457
Espey Manufacturing & Electronics Corp.	565	13,402
Generac Holdings, Inc. *	14,198	1,112,271
Hubbell, Inc.	4,209	553,063
LSI Industries, Inc.	3,137	16,375
nVent Electric PLC	1,295	28,542
Powell Industries, Inc.	3,021	118,272
Preformed Line Products Co.	1,398	76,317
Regal Beloit Corp.	6,159	448,683
Sensata Technologies Holding PLC *	10,843	542,801
Sunrun, Inc. *@	8,165	136,396
Thermon Group Holdings, Inc. *	7,133	163,916

	SHARES	VALUE†
TPI Composites, Inc. *	564	$10,575
Ultralife Corp. *	3,600	31,176
Vicor Corp. *	5,666	167,260

		5,098,576

Electronic Equipment, Instruments & Components — 3.4%
Anixter International, Inc. *	6,907	477,412
Arlo Technologies, Inc. *	16,012	54,601
Arrow Electronics, Inc. *	10,507	783,612
Avnet, Inc.	13,159	585,378
AVX Corp.	15,493	235,494
Badger Meter, Inc.	5,848	314,038
Bel Fuse, Inc., Class B	3,168	47,615
Belden, Inc.	9,004	480,273
Benchmark Electronics, Inc.	7,901	229,603
Cognex Corp.	10,272	504,663
Coherent, Inc. *	520	79,934
CTS Corp.	6,694	216,618
Daktronics, Inc.	11,985	88,509
Data I/O Corp. *	4,458	17,342
ePlus, Inc. *	2,400	182,616
Fabrinet *	7,181	375,566
FARO Technologies, Inc. *	3,545	171,401
Flex Ltd. *	26,859	281,079
FLIR Systems, Inc.	6,022	316,697
Frequency Electronics, Inc. *	1,400	17,010
IEC Electronics Corp. *	800	5,528
II-VI, Inc. *@	21,190	746,105
Insight Enterprises, Inc. *	7,366	410,213
IPG Photonics Corp. *	1,161	157,432
Itron, Inc. *	8,406	621,708
Kemet Corp.	12,384	225,141
Key Tronic Corp. *	1,700	10,795
Kimball Electronics, Inc. *	5,879	85,304
Knowles Corp. *	11,920	242,453
LightPath Technologies, Inc., Class A *	4,009	3,368
Littelfuse, Inc.	4,934	874,847
Methode Electronics, Inc.	7,927	266,664
MTS Systems Corp.	3,800	209,950
NAPCO Security Technologies, Inc. *	4,850	123,772
National Instruments Corp.	8,623	362,080
Novanta, Inc. *	4,922	402,226
OSI Systems, Inc. *	4,223	428,888
PAR Technology Corp. *@	3,000	71,310
PC Connection, Inc.	5,585	217,256
Perceptron, Inc. *	1,100	5,280
Plexus Corp. *	5,984	374,060
Richardson Electronics Ltd.	2,700	15,660
Rogers Corp. *	3,742	511,569
Sanmina Corp. *	14,114	453,201
Scansource, Inc. *	5,628	171,935
SYNNEX Corp.	3,640	410,956
Tech Data Corp. *	4,480	466,995
TTM Technologies, Inc. *	20,635	251,644
Vishay Intertechnology, Inc.	34,292	580,564
Vishay Precision Group, Inc. *	3,234	105,881
Wayside Technology Group, Inc.	315	4,734

		14,276,980

Energy Equipment & Services — 0.9%
Archrock, Inc.	21,713	216,479
Basic Energy Services, Inc. *	3,202	4,611
CARBO Ceramics, Inc. *@	4,505	10,812

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Core Laboratories NV @	2,189	$102,051
Dawson Geophysical Co. *	2,775	5,939
Diamond Offshore Drilling, Inc. *@	20,830	115,815
DMC Global, Inc. @	3,484	153,226
Dril-Quip, Inc. *	7,866	394,716
Era Group, Inc. *	6,415	67,742
Exterran Corp. *	8,570	111,924
Forum Energy Technologies, Inc. *	13,194	20,451
Frank’s International NV *@	12,111	57,527
Geospace Technologies Corp. *	1,646	25,299
Gulf Island Fabrication, Inc. *	1,823	9,753
Helix Energy Solutions Group, Inc. *	17,953	144,701
Helmerich & Payne, Inc.	7,229	289,666
Hornbeck Offshore Services, Inc. *@	9,178	6,975
ION Geophysical Corp. *	1,706	15,559
KLX Energy Services Holdings, Inc. *	3,833	33,136
Matrix Service Co. *	5,785	99,155
McDermott International, Inc. *@	19,039	38,459
Mitcham Industries, Inc. *	2,601	8,453
Nabors Industries Ltd.	50,859	95,106
National Oilwell Varco, Inc.	15,617	331,080
Natural Gas Services Group, Inc. *	3,685	47,205
Newpark Resources, Inc. *	20,693	157,681
Noble Corp. PLC *	29,917	37,995
Oceaneering International, Inc. *	19,653	266,298
Oil States International, Inc. *	7,268	96,664
Patterson-UTI Energy, Inc.	599	5,122
RigNet, Inc. *	2,347	18,189
SEACOR Holdings, Inc. *	3,874	182,349
SEACOR Marine Holdings, Inc. *	5,046	63,428
Superior Energy Services, Inc. *	18,698	2,431
Tetra Technologies, Inc. *	15,222	30,596
Transocean Ltd. *@	46,000	205,620
U.S. Silica Holdings, Inc. @	13,442	128,506
Valaris PLC *@	26,586	127,879

		3,728,598

Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A @	6,707	71,765
Ballantyne Strong, Inc. *	3,464	10,773
Cinemark Holdings, Inc. @	1,868	72,179
Gaia, Inc. *@	1,407	9,195
Glu Mobile, Inc. *	14,543	72,570
IMAX Corp. *	4,817	105,733
Lions Gate Entertainment Corp., Class A	4,059	37,546
Lions Gate Entertainment Corp., Class B	5,120	44,749
Madison Square Garden Co. (The), Class A *	300	79,056
Marcus Corp. (The)	4,500	166,545
Reading International, Inc., Class A *	4,951	59,214
Rosetta Stone, Inc. *	3,923	68,260
World Wrestling Entertainment, Inc., Class A @	2,212	157,384
Zynga, Inc., Class A *	155,342	904,090

		1,859,059

Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	6,913	155,059
Casey’s General Stores, Inc.	2,566	413,536
Chefs’ Warehouse Inc. (The) *	6,038	243,452
Ingles Markets, Inc., Class A	2,846	110,596
Natural Grocers by Vitamin Cottage, Inc. *	2,710	27,073
Performance Food Group Co. *	3,813	175,436

	SHARES	VALUE†
PriceSmart, Inc.	6,117	$434,919
SpartanNash Co.	8,657	102,412
Sprouts Farmers Market, Inc. *	8,100	156,654
United Natural Foods, Inc. *@	8,554	98,542
US Foods Holding Corp. *	9,874	405,821
Village Super Market, Inc., Class A	2,388	63,163
Weis Markets, Inc.	5,514	210,304

		2,596,967

Food Products — 1.8%
B&G Foods, Inc. @	23,846	450,928
Bunge Ltd.	9,297	526,396
Cal-Maine Foods, Inc.	8,748	349,526
Calavo Growers, Inc. @	3,591	341,792
Coffee Holding Co., Inc. *	600	2,376
Darling Ingredients, Inc. *	37,935	725,697
Dean Foods Co. @	11,073	12,845
Farmer Bros. Co. *	3,998	51,774
Flowers Foods, Inc.	12,107	280,035
Fresh Del Monte Produce, Inc.	9,718	331,481
Hostess Brands, Inc. *	4,664	65,226
Ingredion, Inc.	4,253	347,640
J&J Snack Foods Corp.	4,900	940,800
John B. Sanfilippo & Son, Inc.	2,254	217,737
Lancaster Colony Corp.	5,159	715,295
Landec Corp. *	7,274	79,068
Lifeway Foods, Inc. *	3,800	8,322
Limoneira Co.	2,072	38,042
Pilgrim’s Pride Corp. *	4,930	157,982
Post Holdings, Inc. *	5,411	572,700
Rocky Mountain Chocolate Factory, Inc.	1,260	11,781
Sanderson Farms, Inc.	6,194	937,338
Seaboard Corp.	20	87,500
Seneca Foods Corp., Class A *	2,138	66,663
Tootsie Roll Industries, Inc. @	8,452	313,907
TreeHouse Foods, Inc. *	225	12,476

		7,645,327

Gas Utilities — 1.1%
Chesapeake Utilities Corp.	3,064	292,060
National Fuel Gas Co.	4,531	212,595
New Jersey Resources Corp.	19,713	891,422
Northwest Natural Holding Co.	5,935	423,403
ONE Gas, Inc.	9,334	897,091
RGC Resources, Inc.	600	17,544
South Jersey Industries, Inc. @	17,084	562,234
Southwest Gas Corp.	4,554	414,596
Spire, Inc.	11,344	989,651

		4,700,596

Health Care Equipment & Supplies — 3.4%
Accuray, Inc. *	14,711	40,749
Angiodynamics, Inc. *	7,968	146,771
Apollo Endosurgery, Inc. *@	1,905	6,344
Atrion Corp.	374	291,410
Avanos Medical, Inc. *	9,638	361,040
Cantel Medical Corp.	10,310	771,188
CONMED Corp.	7,150	687,473
CryoLife, Inc. *	8,010	217,472
Cutera, Inc. *	3,187	93,156
Electromed, Inc. *	2,929	19,361
FONAR Corp. *	1,982	40,968
Globus Medical, Inc., Class A *	18,325	936,774
Haemonetics Corp. *	12,126	1,529,574
Heska Corp. *@	1,387	98,297
Hill-Rom Holdings, Inc.	5,319	559,718
ICU Medical, Inc. *	3,065	489,174

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Inogen, Inc. *	3,628	$173,817
Insulet Corp. *	4,730	780,119
Integer Holdings Corp. *	7,181	542,596
Integra LifeSciences Holdings Corp. *	16,147	969,950
IntriCon Corp. *@	1,000	19,440
Invacare Corp. @	9,456	70,920
Iridex Corp. *@	671	1,268
Lantheus Holdings, Inc. *	8,245	206,661
LeMaitre Vascular, Inc.	3,866	132,140
LivaNova PLC *	5,780	426,506
Masimo Corp. *	3,840	571,354
Meridian Bioscience, Inc.	10,411	98,800
Merit Medical Systems, Inc. *	11,270	343,284
Mesa Laboratories, Inc. @	877	208,524
Misonix, Inc. *	2,200	44,220
Natus Medical, Inc. *	6,850	218,104
Neogen Corp. *	7,090	482,900
Novocure Ltd. *	7,372	551,278
NuVasive, Inc. *	9,715	615,737
Nuvectra Corp. *	4,525	6,154
OraSure Technologies, Inc. *	14,221	106,231
Orthofix Medical, Inc. *	3,915	207,573
Penumbra, Inc. *@	2,535	340,932
Quidel Corp. *	7,203	441,904
RTI Surgical Holdings Inc *	15,534	44,272
SeaSpine Holdings Corp. *	2,964	36,190
SurModics, Inc. *	3,056	139,781
Utah Medical Products, Inc.	831	79,643
Varex Imaging Corp. *	2,200	62,788
West Pharmaceutical Services, Inc.	1,000	141,820

		14,354,375

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. *@	4,406	136,938
Addus HomeCare Corp. *	2,638	209,141
Amedisys, Inc. *	9,026	1,182,496
American Renal Associates Holdings, Inc. *	3,424	21,640
AMN Healthcare Services, Inc. *	12,615	726,119
BioTelemetry, Inc. *	7,066	287,798
Brookdale Senior Living, Inc. *	15,683	118,877
Capital Senior Living Corp. *	10,327	45,232
Chemed Corp.	3,195	1,334,136
Corvel Corp. *	3,918	296,593
Cross Country Healthcare, Inc. *	9,103	93,761
CynergisTek, Inc. *	2,905	8,947
DaVita, Inc. *	8,597	490,631
Digirad Corp.	210	960
Diplomat Pharmacy, Inc. *@	7,290	35,721
Encompass Health Corp.	7,365	466,057
Ensign Group, Inc. (The)	12,996	616,400
Enzo Biochem, Inc. *	9,744	35,078
Guardant Health, Inc. *	4,858	310,086
HealthEquity, Inc. *	7,664	437,959
LHC Group, Inc. *	7,449	845,908
Magellan Health, Inc. *	5,040	312,984
MEDNAX, Inc. *	2,085	47,163
Molina Healthcare, Inc. *	3,400	373,048
National Healthcare Corp.	3,000	245,550
National Research Corp.	5,162	298,106
Option Care Health, Inc. *	9,341	29,891

	SHARES	VALUE†
Owens & Minor, Inc.	7,490	$43,517
Patterson Cos., Inc. @	6,194	110,377
Premier, Inc., Class A *	1,300	37,596
Providence Service Corp. (The) *	2,749	163,456
Psychemedics Corp.	2,439	22,219
RadNet, Inc. *	10,696	153,595
Select Medical Holdings Corp. *	26,888	445,534
Surgery Partners, Inc. *@	1,077	7,954
Tenet Healthcare Corp. *	16,691	369,205
Tivity Health, Inc. *@	10,098	167,930
Triple-S Management Corp., Class B *	5,643	75,616
U.S. Physical Therapy, Inc.	2,650	345,958

		10,950,177

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc. *	34,771	381,786
Computer Programs & Systems, Inc.	2,670	60,369
Evolent Health, Inc., Class A *@	3,026	21,757
HealthStream, Inc. *	6,577	170,279
HMS Holdings Corp. *	20,254	698,054
NextGen Healthcare, Inc. *	13,127	205,700
Omnicell, Inc. *	8,824	637,710
Simulations Plus, Inc.	3,432	119,090
Teladoc Health, Inc. *@	4,229	286,388

		2,581,133

Hotels, Restaurants & Leisure — 3.2%
BBQ Holdings, Inc. *	2,602	12,464
BBX Capital Corp.	2,088	9,751
Biglari Holdings, Inc., Class A *	7	3,928
Biglari Holdings, Inc., Class B *	74	8,066
BJ’s Restaurants, Inc.	4,473	173,731
Bloomin’ Brands, Inc.	17,597	333,111
Brinker International, Inc. @	14,448	616,496
Caesars Entertainment Corp. *	41,187	480,240
Carrols Restaurant Group, Inc. *	8,916	73,914
Cheesecake Factory, Inc. (The) @	8,694	362,366
Choice Hotels International, Inc.	10,908	970,376
Churchill Downs, Inc.	4,317	532,955
Chuy’s Holdings, Inc. *	3,969	98,272
Cracker Barrel Old Country Store, Inc. @	3,034	493,480
Dave & Buster’s Entertainment, Inc. @	7,324	285,270
Del Taco Restaurants, Inc. *	9,103	93,078
Denny’s Corp. *	20,830	474,195
DineEquity, Inc. @	1,127	85,494
Dover Motorsports, Inc.	4,000	7,920
Drive Shack, Inc. *	17,393	74,964
Dunkin’ Brands Group, Inc.	5,619	445,924
El Pollo Loco Holdings, Inc. *	4,284	46,953
Eldorado Resorts, Inc. *@	7,498	298,945
Everi Holdings, Inc. *	4,400	37,224
Extended Stay America, Inc.	8,000	117,120
Fiesta Restaurant Group, Inc. *	6,458	67,292
Habit Restaurants, Inc. (The), Class A *	2,386	20,854
Hilton Grand Vacations, Inc. *	559	17,888
International Game Technology PLC @	969	13,770
Jack in the Box, Inc.	8,843	805,774
Lindblad Expeditions Holdings, Inc. *	9,143	153,237
Luby’s, Inc. *	7,260	13,818
Marriott Vacations Worldwide Corp.	9,427	976,731
Monarch Casino & Resort, Inc. *	1,490	62,118
Nathan’s Famous, Inc.	1,394	100,159
Papa John’s International, Inc. @	12,036	630,085

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Penn National Gaming, Inc. *	11,868	$221,042
Planet Fitness, Inc. Class A *	14,937	864,404
Playa Hotels & Resorts NV *	1,000	7,830
Potbelly Corp. *	6,131	26,731
RCI Hospitality Holdings, Inc.	2,209	45,682
Red Lion Hotels Corp. *	7,375	47,790
Red Robin Gourmet Burgers, Inc. *	2,986	99,314
Ruth’s Hospitality Group, Inc.	5,962	121,714
Scientific Games Corp., Class A *@	900	18,315
SeaWorld Entertainment, Inc. *	3,757	98,884
Shake Shack, Inc., Class A *	2,567	251,669
Six Flags Entertainment Corp.	3,778	191,885
Texas Roadhouse, Inc.	17,624	925,612
Town Sports International Holdings, Inc. *@	8,000	13,120
Wendy’s Co. (The)	49,718	993,366
Wingstop, Inc.	2,302	200,919
Wyndham Hotels & Resorts, Inc.	6,210	321,305

		13,447,545

Household Durables — 2.3%
Bassett Furniture Industries, Inc.	2,600	39,780
Beazer Homes USA, Inc. *	1,643	24,481
Cavco Industries, Inc. *	1,874	359,977
Century Communities, Inc. *	5,284	161,849
CSS Industries, Inc.	2,100	8,337
Dixie Group, Inc. (The) *	1,200	1,656
Ethan Allen Interiors, Inc.	6,848	130,797
Flexsteel Industries, Inc.	1,493	22,126
Green Brick Partners, Inc. *	4,024	43,057
Hamilton Beach Brands Holding Co., Class A	2,000	32,340
Helen of Troy Ltd. *	6,811	1,073,822
Hooker Furniture Corp.	2,500	53,600
Installed Building Products, Inc. *	6,010	344,613
iRobot Corp. *	5,565	343,193
KB Home	21,141	718,794
La-Z-Boy, Inc.	9,634	323,606
Leggett & Platt, Inc.	7,756	317,531
Libbey, Inc. *	7,340	24,589
Lifetime Brands, Inc.	3,200	28,320
M.D.C. Holdings, Inc.	12,404	534,612
M/I Homes, Inc. *	5,641	212,384
Meritage Homes Corp. *	10,314	725,590
New Home Co., Inc. (The) *	3,433	14,968
Newell Brands, Inc.	27,055	506,470
Orleans Homebuilders, Inc. @*	4,953	—
PulteGroup, Inc.	12,367	452,014
Roku, Inc. *@	3,533	359,518
Skyline Champion Corp. *	2,906	87,441
Taylor Morrison Home Corp., Class A *	9,818	254,679
Tempur Sealy International, Inc. *	6,494	501,337
Toll Brothers, Inc.	18,692	767,306
TopBuild Corp. *	4,720	455,150
TRI Pointe Group, Inc. *@	28,274	425,241
Tupperware Brands Corp.	11,712	185,869
Universal Electronics, Inc. *	3,172	161,455
VOXX International Corp. *	3,284	15,435
William Lyon Homes, Class A *	5,111	104,060
ZAGG, Inc. *@	6,699	42,003

		9,858,000

Household Products — 0.3%
Central Garden & Pet Co. *@	2,917	85,264

	SHARES	VALUE†
Central Garden & Pet Co., Class A *	7,899	$219,000
Energizer Holdings, Inc. @	5,856	255,205
Spectrum Brands Holdings, Inc.	4,389	231,360
WD-40 Co. @	2,752	505,102

		1,295,931

Independent Power Producers & Energy Traders — 0.3%
Atlantica Yield PLC	1,800	43,362
Clearway Energy, Inc., Class A	6,260	108,548
Clearway Energy, Inc., Class C	11,658	212,758
Ormat Technologies, Inc.	8,775	651,895
Pattern Energy Group, Inc., Class A	11,892	320,252
TerraForm Power, Inc., Class A	1,900	34,628

		1,371,443

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	2,712	394,705
Raven Industries, Inc.	7,655	256,136

		650,841

Insurance — 4.0%
Ambac Financial Group, Inc. *	9,649	188,638
American Equity Investment Life Holding Co.	17,733	429,139
American National Insurance Co.	1,527	188,936
AMERISAFE, Inc.	4,069	269,002
Argo Group International Holdings Ltd.	8,037	564,519
Assurant, Inc.	4,647	584,686
Assured Guaranty Ltd.	5,276	234,571
Athene Holding Ltd., Class A *	5,736	241,256
Axis Capital Holdings Ltd.	4,913	327,795
Brighthouse Financial, Inc. *	5,795	234,524
Citizens, Inc. *@	11,958	82,151
CNO Financial Group, Inc.	45,733	723,953
Crawford & Co., Class A	8,228	89,521
Crawford & Co., Class B	4,945	49,895
Donegal Group, Inc., Class A	5,984	87,725
eHealth, Inc. *	4,939	329,876
Employers Holdings, Inc.	6,325	275,644
Enstar Group Ltd. *	1,353	256,962
Erie Indemnity Co., Class A	856	158,916
FBL Financial Group, Inc., Class A	5,048	300,406
FedNat Holding Co.	3,068	42,921
First Acceptance Corp. *	9,380	8,254
First American Financial Corp.	8,052	475,149
Genworth Financial, Inc., Class A *	14,918	65,639
Global Indemnity Ltd.	2,787	69,591
Greenlight Capital Re Ltd., Class A *@	7,144	75,012
Hallmark Financial Services, Inc. *	5,700	109,041
Hanover Insurance Group, Inc. (The)	2,299	311,606
HCI Group, Inc.	1,727	72,603
Heritage Insurance Holdings, Inc.	3,869	57,842
Horace Mann Educators Corp.	8,139	377,080
Independence Holding Co.	3,115	120,208
Investors Title Co.	393	62,919
James River Group Holdings Ltd.	829	42,478
Kemper Corp.	17,836	1,390,316
Kingstone Cos, Inc.	2,759	23,507
Kinsale Capital Group, Inc.	400	41,324
Maiden Holdings Ltd.	18,753	14,065
MBIA, Inc. *	29,495	272,239
Mercury General Corp.	12,090	675,589
National General Holdings Corp.	17,357	399,558
Old Republic International Corp.	23,032	542,864
Primerica, Inc.	8,809	1,120,769
ProAssurance Corp.	11,080	446,192
Protective Insurance Corp., Class B	1,818	31,724

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
RenaissanceRe Holdings Ltd.	2,704	$523,089
RLI Corp.	10,370	963,477
Safety Insurance Group, Inc.	3,658	370,665
Selective Insurance Group, Inc.	13,673	1,028,073
State Auto Financial Corp.	9,300	301,227
Stewart Information Services Corp.	5,055	196,083
Third Point Reinsurance Ltd. *	655	6,543
Unico American Corp. *	1,700	10,336
United Fire Group, Inc.	5,388	253,128
United Insurance Holdings Corp.	9,819	137,368
Universal Insurance Holdings, Inc.	7,187	215,538
Unum Group	16,633	494,333
White Mountains Insurance Group Ltd.	28	30,240

		16,996,705

Interactive Media & Services — 0.3%
ANGI Homeservices, Inc., Class A *@	2,836	20,093
Cargurus, Inc. *@	2,133	66,016
DHI Group, Inc. *	8,881	34,192
Liberty TripAdvisor Holdings, Inc., Class A *	3,488	32,822
Meet Group, Inc. (The) *	17,611	57,676
QuinStreet, Inc. *@	5,714	71,939
Travelzoo, Inc. *	2,482	26,533
TripAdvisor, Inc. *	8,308	321,354
Yelp, Inc. *	812	28,217
Zedge, Inc., Class B *	2,411	4,026
Zillow Group, Inc., Class A *	4,757	140,546
Zillow Group, Inc., Class C *@	8,628	257,287

		1,060,701

Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A *	8,747	129,412
Etsy, Inc. *	9,627	543,926
Groupon, Inc. *@	8,500	22,610
GrubHub, Inc. *@	6,667	374,752
Liquidity Services, Inc. *	9,034	66,852
PetMed Express, Inc. @	6,065	109,291
Qurate Retail, Inc. *	12,485	128,783
Rubicon Project, Inc. (The) *	6,096	53,096
Shutterstock, Inc. *	4,226	152,643
Stamps.com, Inc. *	2,543	189,326

		1,770,691

IT Services — 2.6%
Alithya Group, Inc., Class A *	2,741	8,223
Alliance Data Systems Corp.	2,520	322,888
Booz Allen Hamilton Holding Corp.	8,116	576,398
CACI International, Inc., Class A *	6,111	1,413,230
Carbonite, Inc. *	6,267	97,076
Cardtronics PLC, Class A *	5,567	168,346
Cass Information Systems, Inc.	2,976	160,674
Computer Task Group, Inc. *	4,027	20,135
Conduent, Inc. *	3,934	24,469
CoreLogic, Inc. *	4,731	218,903
CSG Systems International, Inc.	6,914	357,316
DXC Technology Co.	1,036	30,562
Endurance International Group Holdings, Inc. *	1,300	4,875
Euronet Worldwide, Inc. *	1,747	255,586
ExlService Holdings, Inc. *	6,947	465,171

	SHARES	VALUE†
Genpact Ltd.	14,441	$559,589
GTT Communications, Inc. *@	7,000	65,940
Hackett Group, Inc. (The)	6,586	108,406
Internap Corp. *@	3,747	9,667
KBR, Inc.	27,114	665,378
Limelight Networks, Inc. *	30,307	91,830
Liveramp Holdings, Inc. *	25,440	1,092,902
Mantech International Corp., Class A	5,860	418,463
MAXIMUS, Inc.	3,256	251,559
MoneyGram International, Inc. *@	131	521
MongoDB, Inc. *@	2,881	347,103
NIC, Inc.	14,552	300,499
Perficient, Inc. *	7,103	274,034
PFSweb, Inc. *	6,940	17,558
PRGX Global, Inc. *	4,649	23,942
Sabre Corp.	19,391	434,261
Science Applications International Corp.	12,120	1,058,682
ServiceSource International, Inc. *	10,651	9,373
Steel Connect, Inc. *	6,850	11,851
SYKES Enterprises, Inc. *	8,532	261,420
TTEC Holdings, Inc.	10,800	517,104
Virtusa Corp. *	6,329	227,971

		10,871,905

Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp. *	11,555	67,597
Brunswick Corp.	3,641	189,769
Callaway Golf Co.	19,272	374,070
Clarus Corp.	1,900	22,277
Escalade, Inc.	1,950	21,236
Jakks Pacific, Inc. *@	5,129	4,385
Johnson Outdoors, Inc., Class A	1,000	58,560
Malibu Boats, Inc., Class A *	4,144	127,138
Marine Products Corp.	4,652	65,872
MasterCraft Boat Holdings, Inc. *	2,852	42,566
Mattel, Inc. *@	16,916	192,673
Nautilus, Inc. *	7,268	9,812
Polaris Industries, Inc.	3,878	341,303
Vista Outdoor, Inc. *	4,965	30,733

		1,547,991

Life Sciences Tools & Services — 0.7%
Bio-Techne Corp.	2,655	519,504
Bruker Corp.	9,744	428,054
Cambrex Corp. *	6,977	415,132
Charles River Laboratories International, Inc. *	3,705	490,431
Harvard Bioscience, Inc. *	10,123	31,128
Luminex Corp.	9,396	194,027
NeoGenomics, Inc. *	4,184	79,998
PRA Health Sciences, Inc. *	4,966	492,776
Syneos Health, Inc. *	6,341	337,405

		2,988,455

Machinery — 5.3%
Actuant Corp., Class A	12,707	278,792
AGCO Corp.	5,254	397,728
Alamo Group, Inc.	2,414	284,176
Albany International Corp., Class A	5,824	525,092
Allison Transmission Holdings, Inc.	8,374	393,997
Altra Industrial Motion Corp.	7,232	200,290
Astec Industries, Inc.	4,624	143,806
Barnes Group, Inc.	10,114	521,276
Blue Bird Corp. *	2,584	49,186

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Briggs & Stratton Corp.	9,985	$60,509
Chart Industries, Inc. *	6,711	418,498
CIRCOR International, Inc. *	4,536	170,327
Columbus McKinnon Corp.	5,051	184,008
Commercial Vehicle Group, Inc. *	3,758	27,095
Crane Co.	3,500	282,205
Donaldson Co., Inc.	9,298	484,240
Douglas Dynamics, Inc.	4,736	211,084
Eastern Co. (The)	1,272	31,571
EnPro Industries, Inc.	4,011	275,355
ESCO Technologies, Inc.	5,198	413,553
Federal Signal Corp.	12,784	418,548
Flowserve Corp.	9,994	466,820
Franklin Electric Co., Inc.	9,295	444,394
FreightCar America, Inc. *	1,800	8,730
Gardner Denver Holdings, Inc. *	15,797	446,897
Gorman-Rupp Co. (The)	5,655	196,737
Graco, Inc.	12,071	555,749
Graham Corp.	2,904	57,673
Greenbrier Cos., Inc. (The)	6,690	201,503
Harsco Corp. *	15,813	299,814
Helios Technologies, Inc.	5,762	233,764
Hillenbrand, Inc.	12,658	390,879
Hurco Cos., Inc.	1,000	32,170
Hyster-Yale Materials Handling, Inc.	2,000	109,460
ITT, Inc.	5,814	355,759
John Bean Technologies Corp.	7,290	724,845
Kadant, Inc.	2,431	213,417
Kennametal, Inc.	14,622	449,480
LB Foster Co., Class A *	3,471	75,217
Lincoln Electric Holdings, Inc.	3,730	323,615
Lindsay Corp. @	2,158	200,370
Lydall, Inc. *	3,767	93,836
Manitex International, Inc. *	1,300	8,645
Manitowoc Co., Inc. (The) *	7,249	90,613
Meritor, Inc. *	16,633	307,711
Middleby Corp. *	4,593	536,922
Milacron Holdings Corp. *	1,600	26,672
Miller Industries, Inc.	2,618	87,179
Mueller Industries, Inc.	11,475	329,103
Mueller Water Products, Inc., Class A	31,902	358,578
Navistar International Corp. *	6,372	179,117
NN, Inc. @	6,764	48,227
Nordson Corp.	3,371	493,042
Omega Flex, Inc.	1,525	155,931
Oshkosh Corp.	4,679	354,668
Park-Ohio Holdings Corp.	2,956	88,266
Pentair PLC	11,960	452,088
Perma-Pipe International Holdings, Inc. *	1,900	18,316
Proto Labs, Inc. *	5,322	543,376
RBC Bearings, Inc. *	5,604	929,760
Rexnord Corp. *	20,662	558,907
Spartan Motors, Inc.	8,341	114,439
SPX Corp. *	6,967	278,750
SPX FLOW, Inc. *	6,533	257,792
Standex International Corp.	2,545	185,632
Tennant Co.	3,621	256,005
Terex Corp.	11,454	297,460
Timken Co. (The)	11,431	497,363
Titan International, Inc.	16,288	43,978
Toro Co. (The)	8,408	616,306
Trimas Corp. *	9,182	281,428
Trinity Industries, Inc.	5,561	109,440

	SHARES	VALUE†
Twin Disc, Inc. *	4,162	$44,076
Wabash National Corp.	11,633	168,795
WABCO Holdings, Inc. *	1,143	152,876
Watts Water Technologies, Inc., Class A	6,350	595,186
Welbilt, Inc. *	28,893	487,136
Woodward, Inc.	4,897	528,044

		22,134,292

Marine — 0.2%
Costamare, Inc.	5,728	34,769
Eagle Bulk Shipping, Inc. *@	3,052	13,353
Kirby Corp. *	4,949	406,610
Matson, Inc.	8,420	315,834
Scorpio Bulkers, Inc.	4,203	25,554

		796,120

Media — 1.6%
AH Belo Corp., Class A	3,878	14,543
AMC Networks, Inc., Class A *@	4,654	228,791
Beasley Broadcast Group, Inc., Class A	1,657	5,137
Cable One, Inc.	431	540,776
Central European Media Enterprises Ltd., Class A *	4,512	20,281
Clear Channel Outdoor Holdings *	3,398	8,563
Entercom Communications Corp., Class A @	4,435	14,813
Entravision Communications Corp., Class A	12,528	39,839
EW Scripps Co. (The), Class A	15,843	210,395
Gannett Co., Inc.	19,363	207,959
Gray Television, Inc. *	15,960	260,467
Hemisphere Media Group, Inc. *	2,950	36,049
Interpublic Group of Cos., Inc. (The)	12,380	266,913
John Wiley & Sons, Inc., Class A	10,578	464,797
Meredith Corp.	9,652	353,842
MSG Networks, Inc., Class A *	12,409	201,274
National CineMedia, Inc.	9,576	78,523
New Media Investment Group, Inc. @	5,037	44,376
New York Times Co. (The), Class A @	32,019	911,901
News Corp., Class A	22,503	313,242
News Corp., Class B	9,989	142,793
Nexstar Media Group, Inc., Class A	11,553	1,181,987
Saga Communications, Inc., Class A	1,116	33,201
Salem Media Group, Inc.	1,041	1,593
Scholastic Corp.	6,461	243,967
Sinclair Broadcast Group, Inc., Class A	17,023	727,563
TechTarget, Inc. *	4,551	102,511
Tribune Publishing Co.	4,438	38,078
Urban One, Inc. *	6,700	13,333

		6,707,507

Metals & Mining — 1.6%
AK Steel Holding Corp. *@	41,100	93,297
Alcoa Corp. *	24,027	482,222
Allegheny Technologies, Inc. *@	21,731	440,053
Ampco-Pittsburgh Corp. *	1,498	5,513
Carpenter Technology Corp.	9,739	503,117
Century Aluminum Co. *	17,927	118,946
Cleveland-Cliffs, Inc. @	42,686	308,193
Coeur Mining, Inc. *	19,749	94,993
Commercial Metals Co.	24,392	423,933
Compass Minerals International, Inc.	6,706	378,822
Ferroglobe PLC	20,848	23,558
Ferroglobe Representation & Warranty Insurance Trust §~	24,025	—
Friedman Industries, Inc.	700	4,543
Gold Resource Corp. @	16,351	49,870
Haynes International, Inc.	1,520	54,477

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Hecla Mining Co.	34,978	$61,561
Kaiser Aluminum Corp.	4,533	448,631
Materion Corp.	4,288	263,112
McEwen Mining, Inc. @	21,736	33,908
Olympic Steel, Inc.	1,900	27,360
Reliance Steel & Aluminum Co.	8,480	845,117
Royal Gold, Inc.	4,971	612,477
Ryerson Holding Corp. *	6,828	58,243
Schnitzer Steel Industries, Inc., Class A	5,492	113,465
Steel Dynamics, Inc.	16,505	491,849
SunCoke Energy, Inc. *	14,843	83,714
TimkenSteel Corp. *	11,317	71,184
United States Steel Corp. @	13,108	151,397
Universal Stainless & Alloy Products, Inc. *	1,092	17,035
Worthington Industries, Inc.	11,687	421,316

		6,681,906

Multi-Utilities — 0.7%
Avista Corp.	13,101	634,612
Black Hills Corp.	10,799	828,607
MDU Resources Group, Inc.	12,119	341,635
NorthWestern Corp.	11,897	892,870
Unitil Corp.	3,202	203,135

		2,900,859

Multiline Retail — 0.4%
Big Lots, Inc. @	8,437	206,707
Dillard’s, Inc., Class A @	1,249	82,571
J.C. Penney Co., Inc. *@	37,504	33,337
Kohl’s Corp.	12,490	620,253
Macy’s, Inc.	22,038	342,471
Nordstrom, Inc. @	6,519	219,495
Ollie’s Bargain Outlet Holdings, Inc. *@	4,252	249,337
Tuesday Morning Corp. *	9,803	15,391

		1,769,562

Oil, Gas & Consumable Fuels — 2.5%
Abraxas Petroleum Corp. *	28,096	14,259
Adams Resources & Energy, Inc.	900	27,900
Amplify Energy Corp.	424	2,616
Antero Resources Corp. *@	14,321	43,249
Apache Corp.	9,075	232,320
Arch Coal, Inc., Class A @	3,466	257,177
Ardmore Shipping Corp. *	1,612	10,784
Bonanza Creek Energy, Inc. *	1,752	39,227
Cabot Oil & Gas Corp.	23,549	413,756
California Resources Corp. *@	1,945	19,839
Callon Petroleum Co. *@	31,063	134,813
Carrizo Oil & Gas, Inc. *	559	4,799
Centennial Resource Development, Inc., Class A *	12,753	57,580
Chesapeake Energy Corp. *@	54,989	77,535
Cimarex Energy Co.	7,087	339,751
Clean Energy Fuels Corp. *	22,203	45,849
CNX Resources Corp. *	19,013	138,034
CONSOL Energy, Inc. *	2,376	37,137
Contango Oil & Gas Co. *	3,109	8,643
CVR Energy, Inc.	3,184	140,192
Delek US Holdings, Inc.	21,124	766,801
Denbury Resources, Inc. *@	32,490	38,663
DHT Holdings, Inc.	19,547	120,214

	SHARES	VALUE†
Dorian LPG Ltd. *	8,036	$83,253
Earthstone Energy, Inc. Class A *	3,602	11,707
EnLink Midstream LLC @	26,027	221,230
EQT Corp.	14,074	149,747
Equitrans Midstream Corp. @	4,100	59,655
Evolution Petroleum Corp.	8,084	47,211
Extraction Oil & Gas, Inc. *@	1,577	4,636
GasLog Ltd.	18,166	233,433
Goodrich Petroleum Corp. *	401	4,263
Green Plains, Inc.	6,397	67,776
Gulfport Energy Corp. *	12,179	33,005
HighPoint Resources Corp. *	21,993	34,969
HollyFrontier Corp.	9,545	511,994
International Seaways, Inc. *	4,383	84,417
Kosmos Energy Ltd. @	63,708	397,538
Laredo Petroleum, Inc. *	36,599	88,204
Matador Resources Co. *@	18,366	303,590
Montage Resources Corp. *@	635	2,400
Murphy Oil Corp.	20,866	461,347
NACCO Industries, Inc., Class A	1,000	63,910
Oasis Petroleum, Inc. *	38,552	133,390
Overseas Shipholding Group, Inc., Class A *	11,837	20,715
Pacific Ethanol, Inc. *	12,792	7,206
Panhandle Oil & Gas, Inc., Class A	3,577	50,007
Par Pacific Holdings, Inc. *	4,135	94,526
Parsley Energy, Inc., Class A	29,123	489,266
PBF Energy, Inc., Class A	23,970	651,744
PDC Energy, Inc. *	11,615	322,316
Peabody Energy Corp.	15,042	221,418
Penn Virginia Corp. *	1,880	54,652
QEP Resources, Inc.	23,580	87,246
Range Resources Corp. @	9,528	36,397
Renewable Energy Group, Inc. *@	8,526	127,933
Rex American Resources Corp. *	1,283	97,931
Ring Energy, Inc. *	11,864	19,457
SandRidge Energy, Inc. *	4,227	19,867
Scorpio Tankers, Inc.	4,219	125,557
SemGroup Corp., Class A	9,580	156,537
Ship Finance International Ltd.	20,026	281,165
SilverBow Resources, Inc. *	1,024	9,923
SM Energy Co.	13,539	131,193
Southwestern Energy Co. *@	85,859	165,708
SRC Energy, Inc. *@	47,630	221,956
Talos Energy, Inc. *	4,465	90,773
Targa Resources Corp.	7,531	302,520
Teekay Corp. @	5,035	20,140
Unit Corp. *	6,551	22,142
W&T Offshore, Inc. *	31,492	137,620
Whiting Petroleum Corp. *@	13,670	109,770
World Fuel Services Corp.	6,251	249,665
WPX Energy, Inc. *	37,576	397,930

		10,692,093

Paper & Forest Products — 0.6%
Boise Cascade Co.	8,316	271,019
Clearwater Paper Corp. *	3,870	81,734
Domtar Corp.	12,748	456,506
Louisiana-Pacific Corp.	32,123	789,583
Mercer International, Inc.	13,909	174,419
Neenah Paper, Inc.	3,300	214,896
P. H. Glatfelter Co.	10,448	160,795

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
Resolute Forest Products, Inc.	8,572	$40,288
Schweitzer-Mauduit International, Inc.	6,610	247,478
Verso Corp. Class A *	5,404	66,902

		2,503,620

Personal Products — 0.6%
Coty, Inc., Class A	43,122	453,212
Edgewell Personal Care Co. *	5,042	163,814
Herbalife Nutriation Ltd. *	10,721	405,897
Inter Parfums, Inc.	6,445	450,957
Medifast, Inc.	2,306	238,971
Natural Alternatives International, Inc. *	1,000	8,350
Natural Health Trends Corp. @	1,100	7,788
Natures Sunshine Products, Inc. *	1,700	14,093
Nu Skin Enterprises, Inc., Class A	8,973	381,622
United-Guardian, Inc.	600	11,250
USANA Health Sciences, Inc. *	4,417	302,079

		2,438,033
Pharmaceuticals — 0.9%
Adamis Pharmaceuticals Corp. *@	2,905	2,047
Akorn, Inc. *	7,475	28,405
Amphastar Pharmaceuticals, Inc. *	9,402	186,442
ANI Pharmaceuticals, Inc. *	2,753	200,639
Assertio Therapeutics, Inc. *	7,708	9,866
Catalent, Inc. *	8,166	389,191
Corcept Therapeutics, Inc. *	6,100	86,223
Cumberland Pharmaceuticals, Inc. *	5,912	35,058
Endo International PLC *@	13,442	43,149
Horizon Therapeutics PLC *	9,366	255,036
Innoviva, Inc. *	9,199	96,957
Intra-Cellular Therapies, Inc. *@	3,760	28,087
Jazz Pharmaceuticals PLC *	4,540	581,756
Lannett Co., Inc. *@	4,608	51,610
Mallinckrodt PLC *@	7,995	19,268
Melinta Therapeutics, Inc. *@	645	2,457
Otonomy, Inc. *	6,289	15,031
Perrigo Co. PLC	15,181	848,466
Phibro Animal Health Corp., Class A	3,593	76,639
Prestige Consumer Healthcare Inc *@	10,178	353,075
Supernus Pharmaceuticals, Inc. *	10,511	288,842
Taro Pharmaceutical Industries Ltd.	250	18,862
Zogenix, Inc. *	2,380	95,295
Zynerba Pharmaceuticals, Inc. *	1,626	12,293

		3,724,694

Professional Services — 2.1%
Acacia Research Corp. *	7,978	21,381
ASGN, Inc. *	10,462	657,641
Barrett Business Services, Inc.	1,975	175,420
CBIZ, Inc. *	11,152	262,072
CRA International, Inc.	1,646	69,083
Exponent, Inc.	11,502	803,990
Forrester Research, Inc.	3,935	126,471
Franklin Covey Co. *	3,586	125,510
FTI Consulting, Inc. *	9,657	1,023,545
GP Strategies Corp. *	4,107	52,734
Heidrick & Struggles International, Inc.	4,281	116,871
Hill International, Inc. *	10,450	31,246
Huron Consulting Group, Inc. *	4,951	303,694
ICF International, Inc.	3,918	330,953
Innerworkings, Inc. *	11,271	49,931
Insperity, Inc.	8,294	817,954
Kelly Services, Inc., Class A	7,420	179,712

	SHARES	VALUE†
Kforce, Inc.	5,057	$191,332
Korn Ferry	11,011	425,465
Manpowergroup, Inc.	3,981	335,359
Mastech Digital, Inc. *	2,122	12,734
Mistras Group, Inc. *	6,212	101,877
Navigant Consulting, Inc.	6,801	190,088
Nielsen Holdings PLC	22,412	476,255
RCM Technologies, Inc. *	2,995	8,985
Resources Connection, Inc.	7,377	125,335
Robert Half International, Inc.	9,008	501,385
TriNet Group, Inc. *	13,099	814,627
TrueBlue, Inc. *	8,569	180,806
Volt Information Sciences, Inc. *	2,024	6,396
Willdan Group, Inc. *	3,462	121,447

		8,640,299

Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	532	13,039
Altisource Portfolio Solutions SA *@	5,434	109,875
Consolidated-Tomoka Land Co.	1,010	66,256
Forestar Group, Inc. *@	1,150	21,022
Griffin Industrial Realty, Inc.	420	15,939
Howard Hughes Corp. (The) *	2,754	356,918
Jones Lang LaSalle, Inc.	4,395	611,169
Kennedy-Wilson Holdings, Inc.	22,178	486,142
Marcus & Millichap, Inc. *	7,383	262,023
Maui Land & Pineapple Co., Inc. *	3,255	35,414
Newmark Group, Inc., Class A	27,250	246,885
Rafael Holdings, Inc., Class B *	3,410	71,474
RE/MAX Holdings, Inc., Class A	3,519	113,171
Realogy Holdings Corp. @	5,347	35,718
RMR Group, Inc. (The), Class A	1,159	52,711
St. Joe Co. (The) *@	3,249	55,655
Stratus Properties, Inc. *	313	9,193
Tejon Ranch Co. *	5,317	90,230

		2,652,834

Road & Rail — 1.0%
AMERCO	1,383	539,425
ArcBest Corp.	5,050	153,772
Avis Budget Group, Inc. *	15,080	426,161
Covenant Transportation Group, Inc., Class A *	3,731	61,338
Genesee & Wyoming, Inc., Class A *	3,071	339,376
Heartland Express, Inc.	16,521	355,367
Knight-Swift Transportation Holdings, Inc. @	11,850	430,155
Landstar System, Inc.	3,248	365,660
Marten Transport Ltd.	11,619	241,443
P.A.M. Transportation Services, Inc. *	1,523	90,024
Saia, Inc. *	5,234	490,426
Schneider National, Inc., Class B	1,500	32,580
Universal Truckload Services, Inc.	3,300	76,824
USA Truck, Inc. *	2,154	17,297
Werner Enterprises, Inc.	13,955	492,611
YRC Worldwide, Inc. *@	11,286	34,084

		4,146,543

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc. *	7,778	446,535
Alpha & Omega Semiconductor Ltd. *	6,435	79,022
Ambarella, Inc. *	1,829	114,925
Amkor Technology, Inc. *	48,825	444,308
Amtech Systems, Inc. *	4,964	26,309
Axcelis Technologies, Inc. *	7,504	128,243
AXT, Inc. *	10,752	38,277
Brooks Automation, Inc.	16,216	600,478

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Cabot Microelectronics Corp.	6,595	$931,280
Ceva, Inc. *	4,958	148,046
Cirrus Logic, Inc. *	7,387	395,795
Cohu, Inc.	8,645	116,751
Cree, Inc. *	18,393	901,257
Cyberoptics Corp. *	2,334	33,423
Cypress Semiconductor Corp.	1,769	41,288
Diodes, Inc. *	10,097	405,395
DSP Group, Inc. *	3,919	55,199
Entegris, Inc.	27,952	1,315,421
First Solar, Inc. *	13,324	772,925
FormFactor, Inc. *	15,477	288,569
GSI Technology, Inc. *	6,914	60,567
Impinj, Inc. *@	1,813	55,895
inTEST Corp. *	4,064	18,898
Kopin Corp. *@	5,434	3,686
Kulicke & Soffa Industries, Inc.	12,549	294,651
Lattice Semiconductor Corp. *	28,018	512,309
MACOM Technology Solutions Holdings, Inc., Class H *@	447	9,608
Magnachip Semiconductor Corp. *@	4,588	46,522
MaxLinear, Inc. *@	9,792	219,145
MKS Instruments, Inc.	9,585	884,504
Monolithic Power Systems, Inc.	2,914	453,506
Nanometrics, Inc. *	5,310	173,212
NeoPhotonics Corp. *	5,402	32,898
NVE Corp.	1,137	75,440
ON Semiconductor Corp. *	15,186	291,723
PDF Solutions, Inc. *	8,488	110,938
Photronics, Inc. *	14,152	153,974
Pixelworks, Inc. *	6,964	25,767
Power Integrations, Inc.	6,728	608,413
Rambus, Inc. *	23,915	313,884
Rudolph Technologies, Inc. *	7,085	186,761
Semtech Corp. *	15,219	739,796
Silicon Laboratories, Inc. *	10,644	1,185,209
SolarEdge Technologies, Inc. *	1,621	135,710
Synaptics, Inc. *@	7,083	282,966
Teradyne, Inc.	8,189	474,225
Ultra Clean Holdings, Inc. *	8,834	129,286
Universal Display Corp.	1,828	306,921
Veeco Instruments, Inc. *	6,421	74,997
Versum Materials, Inc.	3,500	185,255
Xperi Corp.	10,874	224,874

		15,554,986

Software — 3.6%
ACI Worldwide, Inc. *	29,488	923,712
Agilysys, Inc. *	6,366	163,033
Alteryx, Inc., Class A *	3,151	338,512
American Software, Inc., Class A	7,098	106,612
Appfolio, Inc., Class A *@	4,264	405,677
Aspen Technology, Inc. *	4,273	525,921
Asure Software, Inc. *@	4,622	31,014
Avalara, Inc. *	5,536	372,517
Aware, Inc. *	4,900	14,357
Blackbaud, Inc.	7,542	681,344
Bottomline Technologies de, Inc. *	3,996	157,243
Bsquare Corp. *	2,300	2,783
CDK Global, Inc.	8,754	420,980

	SHARES	VALUE†
Ceridian HCM Holding, Inc. *@	5,411	$267,141
Coupa Software, Inc. *	3,891	504,157
DocuSign, Inc. *	8,222	509,106
Dropbox, Inc., Class A *	8,078	162,933
Ebix, Inc. @	2,155	90,726
eGain Corp. *	6,644	53,185
Envestnet, Inc. *	1,760	99,792
Fair Isaac Corp. *	1,394	423,107
Finjan Holdings, Inc. *	9,872	19,744
Globant SA *	760	69,601
GSE Systems, Inc. *	2,896	4,807
Guidewire Software, Inc. *	2,842	299,490
HubSpot, Inc. *	3,318	503,042
j2 Global, Inc.	3,394	308,243
LogMeIn, Inc.	1,838	130,424
Manhattan Associates, Inc. *	4,150	334,780
MicroStrategy, Inc., Class A *	1,426	211,576
Monotype Imaging Holdings, Inc.	9,997	198,041
New Relic, Inc. *	3,973	244,141
Nutanix, Inc., Class A *	4,942	129,728
OneSpan, Inc. *	7,796	113,042
Paycom Software, Inc. *	731	153,137
Paylocity Holding Corp. *	3,520	343,482
Pegasystems, Inc.	15,185	1,033,339
Progress Software Corp.	9,138	347,792
Proofpoint, Inc. *	4,384	565,755
PTC, Inc. *	6,767	461,374
QAD, Inc., Class A	3,478	160,614
QAD, Inc., Class B	960	34,339
Qualys, Inc. *	4,710	355,935
RealNetworks, Inc. *	7,399	12,282
RealPage, Inc. *	6,552	411,859
RingCentral, Inc., Class A *	2,517	316,286
Seachange International, Inc. *	5,137	14,795
Teradata Corp. *	6,634	205,654
TiVo Corp.	30,394	231,450
Trade Desk, Inc. (The), Class A *@	944	177,047
Verint Systems, Inc. *	12,694	543,049
Zendesk, Inc. *	5,613	409,075
Zix Corp. *	13,571	98,254
Zscaler, Inc. *@	5,737	271,131

		14,967,160

Specialty Retail — 3.0%
Aaron’s, Inc.	18,376	1,180,842
Abercrombie & Fitch Co., Class A @	14,102	219,991
America’s Car-Mart, Inc. *	1,341	122,970
American Eagle Outfitters, Inc.	42,236	685,068
Asbury Automotive Group, Inc. *	4,068	416,278
Ascena Retail Group, Inc. *	54,881	14,494
At Home Group, Inc. *@	6,138	59,048
AutoNation, Inc. *	900	45,630
Barnes & Noble Education, Inc. *	5,686	17,740
Bed Bath & Beyond, Inc. @	3,408	36,261
Big 5 Sporting Goods Corp. @	3,022	6,286
Boot Barn Holdings, Inc. *	5,243	182,981
Buckle, Inc. (The) @	12,544	258,406
Build-A-Bear Workshop, Inc. *	5,546	17,470
Caleres, Inc.	8,392	196,457
Cato Corp. (The), Class A	5,992	105,519
Chico’s FAS, Inc.	15,662	63,118
Children’s Place, Inc. (The) @	3,074	236,667

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Citi Trends, Inc.	2,477	$45,329
Conn’s, Inc. *	5,865	145,804
Designer Brands, Inc.	14,433	247,093
Destination Maternity Corp. *	2,800	1,151
Dick’s Sporting Goods, Inc. @	10,466	427,117
Express, Inc. *	9,133	31,418
Five Below, Inc. *	10,803	1,362,258
Floor & Decor Holdings, Inc., Class A *	2,860	146,289
Foot Locker, Inc.	6,115	263,923
Francesca’s Holdings Corp. *@	350	4,897
GameStop Corp., Class A @	11,233	62,006
Gap, Inc. (The)	20,559	356,904
Genesco, Inc. *	3,221	128,904
Group 1 Automotive, Inc.	2,384	220,067
Guess?, Inc. @	13,985	259,142
Haverty Furniture Cos., Inc.	4,500	91,215
Hibbett Sports, Inc. *@	4,336	99,294
Kirkland’s, Inc. *@	3,932	6,055
L Brands, Inc.	18,756	367,430
Lithia Motors, Inc., Class A	5,254	695,525
MarineMax, Inc. *	4,001	61,935
Monro, Inc. @	7,778	614,540
Murphy USA, Inc. *	6,893	587,973
Office Depot, Inc.	45,381	79,644
Penske Auto Group, Inc. @	1,742	82,362
Pier 1 Imports, Inc. *@	502	4,879
Rent-A-Center, Inc.	11,080	285,753
RTW RetailWinds, Inc. *	9,814	13,445
Sally Beauty Holdings, Inc. *@	4,925	73,333
Shoe Carnival, Inc. @	2,788	90,359
Signet Jewelers Ltd. @	9,096	152,449
Sleep Number Corp. *	13,560	560,299
Sonic Automotive, Inc., Class A @	7,331	230,267
Sportsman’s Warehouse Holdings, Inc. *@	7,232	37,462
Stage Stores, Inc. @	5,910	11,111
Tailored Brands, Inc. @	7,289	32,072
Tandy Leather Factory, Inc. *	3,611	16,899
Tile Shop Holdings, Inc. @	4,471	14,263
Tilly’s, Inc., Class A	3,349	31,615
Trans World Entertainment Corp. *	220	653
TravelCenters of America, Inc. *	1,344	16,491
Urban Outfitters, Inc. *	4,462	125,338
Vitamin Shoppe, Inc. *	3,037	19,801
Williams-Sonoma, Inc. @	4,597	312,504
Winmark Corp.	1,294	228,249
Zumiez, Inc. *	5,880	186,249

		12,696,992

Textiles, Apparel & Luxury Goods — 1.6%
Capri Holdings Ltd. *	8,732	289,553
Carter’s, Inc.	1,548	141,193
Columbia Sportswear Co.	5,106	494,720
Crocs, Inc. *	13,778	382,477
Culp, Inc.	3,004	48,965
Deckers Outdoor Corp. *	7,708	1,135,851
Delta Apparel, Inc. *	1,153	27,384
Fossil Group, Inc. *@	2,477	30,987
G-III Apparel Group Ltd. *	10,338	266,410
Hanesbrands, Inc.	25,238	386,646
Lakeland Industries, Inc. *	3,373	41,016
Movado Group, Inc.	3,710	92,231
Oxford Industries, Inc. @	3,610	258,837
PVH Corp.	5,039	444,591

	SHARES	VALUE†
Ralph Lauren Corp.	2,011	$191,990
Rocky Brands, Inc.	1,000	33,230
Skechers U.S.A., Inc., Class A *	6,921	258,499
Steven Madden Ltd.	18,405	658,715
Superior Group of Cos., Inc.	2,200	35,464
Tapestry, Inc.	18,381	478,825
Under Armour, Inc., Class A *@	11,819	235,671
Under Armour, Inc., Class C *	2,376	43,077
Unifi, Inc. *	4,533	99,363
Vera Bradley, Inc. *	8,936	90,254
Wolverine World Wide, Inc.	16,872	476,803

		6,642,752

Thrifts & Mortgage Finance — 2.0%
Axos Financial, Inc. *@	12,388	342,528
Capitol Federal Financial, Inc.	28,655	394,866
Dime Community Bancshares, Inc.	7,456	159,633
ESSA Bancorp, Inc.	1,900	31,198
Essent Group Ltd.	4,834	230,437
Federal Agricultural Mortgage Corp., Class C	1,400	114,324
First Defiance Financial Corp.	3,904	113,079
Flagstar Bancorp, Inc.	11,800	440,730
FS Bancorp, Inc.	481	25,253
Hingham Institution for Savings	348	65,772
Home Bancorp, Inc.	994	38,756
HomeStreet, Inc. *	5,290	144,523
Impac Mortgage Holdings, Inc. *@	301	2,369
Kearny Financial Corp.	18,982	247,525
LendingTree, Inc. *@	2,115	656,559
Meridian Bancorp, Inc.	11,660	218,625
Meta Financial Group, Inc.	8,563	279,239
MGIC Investment Corp.	12,435	156,432
Mr Cooper Group, Inc. *	5,663	60,141
New York Community Bancorp, Inc. @	29,662	372,258
NMI Holdings, Inc., Class A *	8,926	234,397
Northfield Bancorp, Inc.	9,595	154,096
Northwest Bancshares, Inc.	21,987	360,367
OceanFirst Financial Corp.	7,799	184,056
Ocwen Financial Corp. *	14,766	27,760
Oritani Financial Corp.	11,642	206,005
PennyMac Financial Services, Inc. *	1,561	47,423
Provident Financial Holdings, Inc.	1,124	23,323
Provident Financial Services, Inc.	13,794	338,367
Radian Group, Inc.	8,095	184,890
Riverview Bancorp, Inc.	5,418	39,985
Southern Missouri Bancorp, Inc.	686	24,991
Territorial Bancorp, Inc.	2,444	69,850
Timberland Bancorp, Inc.	2,163	59,483
Trustco Bank Corp. NY	21,023	171,337
United Community Financial Corp.	10,792	116,338
United Financial Bancorp, Inc.	12,044	164,160
Walker & Dunlop, Inc.	6,152	344,081
Washington Federal, Inc.	18,720	692,453
Waterstone Financial, Inc.	6,169	105,983
Western New England Bancorp, Inc.	6,806	64,861
WSFS Financial Corp.	10,825	477,383

		8,185,836

Tobacco — 0.2%
Pyxus International, Inc. *@	3,932	51,430
Turning Point Brands, Inc. @	1,280	29,517
Universal Corp.	5,300	290,493
Vector Group Ltd. @	40,220	479,023

		850,463

The accompany notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 1.4%
Air Lease Corp.	5,572	$233,021
Applied Industrial Technologies, Inc.	7,530	427,704
Beacon Roofing Supply, Inc. *	13,685	458,858
BMC Stock Holdings, Inc. *	14,022	367,096
CAI International, Inc. *	3,151	68,597
DXP Enterprises, Inc. *	4,133	143,498
GATX Corp. @	7,339	568,993
GMS, Inc. *	2,900	83,288
H&E Equipment Services, Inc.	7,929	228,831
HD Supply Holdings, Inc. *	12,884	504,731
Herc Holdings, Inc. *	5,162	240,084
Huttig Building Products, Inc. *@	1,858	3,902
Kaman Corp.	5,598	332,857
Lawson Products, Inc. *	1,575	61,000
MRC Global, Inc. *	16,111	195,426
MSC Industrial Direct Co., Class A	936	67,888
NOW, Inc. *	21,709	249,002
Rush Enterprises, Inc., Class A	5,838	225,230
Systemax, Inc.	s8,059	177,378
Textainer Group Holdings Ltd. *	6,922	68,597
Titan Machinery, Inc. *	4,710	67,541
Triton International Ltd.	13,664	462,390
Univar, Inc. *	1,143	23,729
Veritiv Corp. *	1,000	18,080
Watsco, Inc.	1,976	334,300
WESCO International, Inc. *	7,914	378,052
Willis Lease Finance Corp. *	900	49,842

		6,039,915

Water Utilities — 0.6%
American States Water Co.	7,808	701,627
Aqua America, Inc.	5,414	242,709
Artesian Resources Corp., Class A	1,783	65,971
California Water Service Group	11,688	618,646
Connecticut Water Service, Inc.	3,754	263,005
Consolidated Water Co., Ltd.	2,822	46,535
Middlesex Water Co.	3,505	227,685
Pure Cycle Corp. *	1,000	10,280
SJW Corp.	4,400	300,476
York Water Co.	2,654	115,874

		2,592,808

Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc. *	9,496	105,406
Shenandoah Telecommunications Co.	10,208	324,308
Spok Holdings, Inc.	5,786	69,085
Telephone & Data Systems, Inc.	18,553	478,667
United States Cellular Corp. *	2,957	111,124

		1,088,590

TOTAL COMMON STOCKS (Identified Cost $295,400,091)		418,952,985

PREFERRED STOCKS — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc. 7.000% *	1,225	32,132

TOTAL PREFERRED STOCKS (Identified Cost $4,658)		32,132

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR *§~¶	13,144	$9,231

Chemicals — 0.0%
Schulman A, Inc. CVR *§~¶	6,827	—

Media — 0.0%
Media General, Inc. CVR *§~¶	3,965	—

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR §¶	16,344	—

FRD Acquisition Co. CVR ¶*	656	—

		—

TOTAL RIGHTS AND WARRANTS (Identified Cost $6,541)		9,231

SHORT-TERM INVESTMENTS — 1.5%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 1.880%	838,079	838,079

Collateral For Securities On Loan — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.070%	5,548,622	5,548,622

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,386,701)		6,386,701

Total Investments — 101.2% (Identified Cost $301,797,991)		425,381,049
Liabilities, Less Cash and Other Assets — (1.2%)		(5,122,387)

Net Assets — 100.0%		$420,258,662

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of September 30, 2019, the market value of the securities on loan was $35,590,025.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	20.2%
Financials	20.1%
Consumer Discretionary	14.8%
Information Technology	14.7%
Health Care	9.9%
Materials	5.8%
Utilities	4.0%
Consumer Staples	3.9%
Energy	3.4%
Communication Services	3.2%

100.0%

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.0%
Australia — 6.7%
AMP Ltd.	497,852	$613,246
Australia & New Zealand Banking Group Ltd.	558,739	10,755,489
Bank of Queensland Ltd. @	81,150	543,340
Bendigo & Adelaide Bank Ltd.	89,016	690,335
BlueScope Steel Ltd.	175,538	1,422,938
Boral Ltd.	232,161	756,847
Challenger Ltd.	19,494	96,971
Crown Resorts Ltd.	14,484	117,801
Downer EDI Ltd.	107,258	564,672
Fortescue Metals Group Ltd. @	559,877	3,325,424
Harvey Norman Holdings Ltd. @	136,089	416,095
Incitec Pivot Ltd.	300,490	687,545
National Australia Bank Ltd.	314,627	6,307,019
Newcrest Mining Ltd.	54,329	1,274,260
Oil Search Ltd.	116,744	576,789
Origin Energy Ltd.	203,601	1,095,242
QBE Insurance Group Ltd.	157,936	1,338,882
Qube Holdings Ltd.	50,863	109,856
Santos Ltd.	319,417	1,666,515
South32 Ltd.	1,097,269	1,940,377
Star Entertainment Group Ltd. (The) @	192,770	567,280
Suncorp Group Ltd. ±	189,948	1,750,004
TABCORP Holdings Ltd.	208,042	681,027
Westpac Banking Corp.	145,630	2,913,404
Whitehaven Coal Ltd. @	174,466	366,221
Woodside Petroleum Ltd.	168,726	3,687,487
WorleyParsons Ltd. @	30,039	263,775

		44,528,841

Austria — 0.1%
Raiffeisen Bank International AG	19,663	456,281

Belgium — 1.1%
Ageas	34,647	1,921,407
KBC Groep NV	31,034	2,016,677
Proximus SADP	12,175	361,612
Solvay SA	16,274	1,685,096
UCB SA	20,439	1,483,681

		7,468,473

Canada — 8.7%
Agnico Eagle Mines Ltd.	27,469	1,472,613
AltaGas Ltd. @	20,555	301,766
Bank of Montreal	79,335	5,850,956
Bank of Montreal	11,394	839,209
Bank of Nova Scotia (The)	66,838	3,799,740
Bank of Nova Scotia (The)	21,150	1,201,296
Barrick Gold Corp.	81,840	1,418,287
Cameco Corp.	49,846	473,537
Canadian Imperial Bank of Commerce @	14,388	1,187,873
Canadian Imperial Bank of Commerce	27,291	2,251,711
Canadian Natural Resources Ltd.	179,399	4,777,395
Cenovus Energy, Inc.	104,410	979,366
Empire Co., Ltd., Class A	706	19,115
Encana Corp. @	99,224	456,430
EnCana Corp. @	92,785	425,108
Fairfax Financial Holdings Ltd.	5,223	2,302,323
First Quantum Minerals Ltd. @	85,708	720,029
Great-West Lifeco, Inc.	14,520	348,629
Husky Energy, Inc.	97,683	687,176
Ia Financial Corp., Inc.	31,827	1,448,353
Imperial Oil Ltd. @	36,955	961,939
Kinross Gold Corp. *	292,831	1,348,280

	SHARES	VALUE†
Lundin Mining Corp.	146,222	$687,597
Magna International, Inc.	75,313	4,016,442
Manulife Financial Corp.	184,732	3,391,680
Metro, Inc.	4,548	200,238
Nutrien Ltd.	37,001	1,845,610
Onex Corp.	608	37,691
Stars Group, Inc. (The) @*	13,428	201,151
Sun Life Financial, Inc.	47,012	2,106,608
Suncor Energy, Inc.	26,634	841,102
Suncor Energy, Inc. ¥	217,673	6,866,102
Teck Resources Ltd., Class A	500	7,925
Teck Resources Ltd., Class B	94,542	1,534,417
Teck Resources Ltd., Class B ¥	75,600	1,225,715
TMX Group Ltd.	5,966	514,890
Tourmaline Oil Corp.	25,775	255,056
Wheaton Precious Metals Corp.	27,867	731,230

		57,734,585

Denmark — 1.5%
AP Moeller - Maersk A/S, Class A	430	458,879
AP Moeller - Maersk A/S, Class B	315	356,205
Carlsberg A/S, Class B	15,445	2,282,945
Danske Bank A/S	41,578	578,940
Drilling Co. of 1972 A/S (The) *	706	39,598
DSV A/S	14,852	1,413,227
H Lundbeck A/S	12,173	403,756
ISS A/S	29,861	738,902
Novozymes A/S, B Shares	7,186	302,129
Rockwool International A/S, B Shares	1,147	229,402
Tryg A/S	7,068	202,549
Vestas Wind Systems A/S	37,580	2,917,546
William Demant Holding A/S @*	11,349	290,686

		10,214,764

Finland — 1.0%
Fortum Oyj	54,609	1,291,012
Nokia Oyj	24,178	122,541
Nordea Bank Abp	189,414	1,342,350
Stora Enso Oyj, R Shares	83,052	1,000,727
UPM-Kymmene Oyj	89,202	2,636,762

		6,393,392

France — 10.2%
Amundi SA ±	3,901	272,121
Arkema SA	15,142	1,411,424
Atos SE	3,029	213,538
AXA SA	161,385	4,121,375
BNP Paribas SA	86,860	4,229,047
Bollore SA	148,214	614,198
Bouygues SA	55,128	2,208,189
Carrefour SA	125,739	2,201,011
Casino Guichard Perrachon SA @	2,001	95,506
Cie de Saint-Gobain	101,314	3,975,380
Cie Generale des Etablissements Michelin	38,971	4,349,589
CNP Assurances	27,466	530,775
Credit Agricole SA	58,593	711,439
Electricite de France SA	99,129	1,109,629
Engie SA	153,978	2,514,069
Faurecia SE	2,478	117,543
Iliad SA	1,937	182,031
Natixis SA	109,065	452,321
Orange SA	322,578	5,061,196
Peugeot SA	170,171	4,243,735
Publicis Groupe SA	19,980	982,588
Renault SA	40,116	2,302,529
Sanofi	17,489	1,621,426

The accompany notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
SCOR SE	16,613	$686,087
Societe Generale SA	115,065	3,152,937
Total SA	378,156	19,736,821
Valeo SA @	37,542	1,217,338

		68,313,842

Germany — 6.2%
1&1 Drillisch AG	1,291	40,244
Allianz SE	7,559	1,761,896
BASF SE	4,353	304,221
Bayer AG	105,485	7,437,630
Bayerische Motoren Werke AG	67,669	4,763,890
Commerzbank AG	150,668	873,982
Continental AG	15,550	1,994,865
Daimler AG	177,294	8,815,684
Deutsche Bank AG	46,122	345,410
Deutsche Bank AG	177,432	1,330,740
Deutsche Lufthansa AG	82,096	1,304,627
Deutsche Telekom AG	9,137	153,307
Hapag-Lloyd AG ±	3,538	254,512
HeidelbergCement AG	28,941	2,092,015
METRO AG	13,398	211,454
Muenchener Rueckversicherungs AG	15,112	3,910,294
RWE AG	62,224	1,945,786
Talanx AG *	13,218	571,092
Telefonica Deutschland Holding AG	207,880	579,589
Uniper SE	55,055	1,805,617
Volkswagen AG	6,709	1,153,177

		41,650,032

Hong Kong — 2.9%
Bank of East Asia Ltd. (The)	36,400	89,633
Cathay Pacific Airways Ltd. @	231,000	288,835
CK Asset Holdings Ltd.	178,500	1,209,328
CK Hutchison Holdings Ltd.	414,624	3,660,765
Hang Lung Group Ltd.	125,000	311,316
Hang Lung Properties Ltd.	239,000	542,787
Henderson Land Development Co., Ltd.	133,684	622,564
Hongkong Land Holdings Ltd.	101,200	568,744
Kerry Properties Ltd.	162,000	499,164
Melco International Development Ltd.	32,000	76,104
MTR Corp. Ltd.	123,449	693,029
New World Development Co., Ltd.	1,189,436	1,544,900
NWS Holdings Ltd.	290,715	450,295
Shangri-La Asia Ltd.	175,143	178,770
Sino Land Co., Ltd.	504,061	757,600
SJM Holdings Ltd.	433,000	411,581
Sun Hung Kai Properties Ltd.	207,177	2,981,687
Swire Pacific Ltd., Series A	132,000	1,228,600
Swire Pacific Ltd., Series B	210,000	307,054
Tsim Sha Tsui Properties	60,907	196,607
WH Group Ltd. ±	585,000	523,968
Wharf Holdings Ltd. (The)	182,000	397,081
Wheelock & Co., Ltd.	231,000	1,315,966
Xinyi Glass Holdings Ltd.	106,000	116,715
Yue Yuen Industrial Holdings Ltd.	117,500	321,571

		19,294,664

Ireland — 0.3%
AIB Group PLC	71,738	212,992
Bank of Ireland Group PLC	25,156	99,805

	SHARES	VALUE†
CRH PLC, ADR	38,201	$1,312,586
Paddy Power Betfair PLC *	6,892	644,224

		2,269,607

Israel — 0.4%
Bank Hapoalim B.M. *	138,244	1,089,647
Bank Leumi Le-Israel	104,254	741,962
First International Bank Of Israel Ltd.	7,679	204,486
Israel Discount Bank Ltd., Series A	187,442	824,446
Mizrahi Tefahot Bank Ltd.	4,155	103,270

		2,963,811

Italy — 1.5%
Assicurazioni Generali SpA	14,920	289,140
Eni SpA	212,109	3,244,496
Intesa Sanpaolo SpA	1,147,125	2,720,048
Mediobanca SpA	39,607	432,560
Telecom Italia SpA *	2,860,918	1,632,408
UniCredit SpA	163,283	1,925,639

		10,244,291

Japan — 22.3%
AEON Financial Service Co. Ltd.	5,400	81,206
AGC, Inc.	48,500	1,502,659
Air Water, Inc.	4,900	87,554
Aisin Seiki Co., Ltd.	22,500	706,474
Alfresa Holdings Corp.	5,800	129,437
Alps Alpine Co. Ltd.	12,300	229,448
Amada Holdings Co., Ltd.	37,100	399,393
Aozora Bank Ltd. @	14,700	367,347
Asahi Kasei Corp.	33,100	325,719
Bank of Kyoto Ltd. (The)	8,000	312,601
Brother Industries Ltd.	5,100	92,260
Canon Marketing Japan, Inc.	12,000	254,594
Chiba Bank Ltd. (The) @	79,000	406,234
Chugoku Bank Ltd. (The) @	19,700	184,929
Citizen Watch Co., Ltd. @	42,800	209,003
Coca-Cola West Co., Ltd.	29,475	660,785
Concordia Financial Group Ltd.	111,200	425,774
Credit Saison Co., Ltd.	23,900	320,288
Dai Nippon Printing Co., Ltd.	30,000	774,382
Dai-ichi Life Holdings, Inc. (The)	107,000	1,612,051
Daicel Corp.	52,000	439,084
Daido Steel Co., Ltd. @	6,200	242,839
Daio Paper Corp. @	12,400	157,344
Daiwa Securities Group, Inc. @	214,000	952,782
Denka Co., Ltd.	16,200	445,135
Denso Corp.	45,800	2,011,600
Dentsu, Inc.	20,900	735,487
DIC Corp.	16,000	443,635
Dowa Holdings Co., Ltd.	9,600	327,621
Ebara Corp.	16,800	447,016
FUJIFILM Holdings Corp.	26,100	1,144,176
Fukuoka Financial Group, Inc.	18,000	339,773
Fukuyama Transporting Co., Ltd.	4,300	150,724
Furukawa Electric Co., Ltd.	14,000	336,518
Fuyo General Lease Co., Ltd.	800	47,945
Glory Ltd. @	11,200	313,859
GS Yuasa Corp.	7,200	124,323
Hachijuni Bank Ltd. (The) @	48,000	195,330
Hankyu Hanshin Holdings, Inc.	48,700	1,875,935
Haseko Corp.	22,300	259,453
Heiwa Corp.	14,000	288,093
Hino Motors Ltd.	25,900	213,188

The accompany notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hitachi Capital Corp.	9,900	$200,976
Hitachi Chemical Co., Ltd.	6,200	202,127
Hitachi Ltd.	123,700	4,602,498
Hitachi Metals Ltd. @	47,400	511,153
Honda Motor Co., Ltd.	260,600	6,744,870
Ibiden Co., Ltd. @	32,600	655,769
Idemitsu Kosan Co., Ltd.	32,600	921,091
IHI Corp. @	7,700	167,210
Iida Group Holdings Co., Ltd. @	36,900	599,956
Inpex Corp.	86,000	788,297
Isetan Mitsukoshi Holdings Ltd. @	26,300	209,670
Isuzu Motors Ltd.	35,700	393,071
ITOCHU Corp. @	77,600	1,601,162
Itoham Yonekyu Holdings, Inc.	22,300	139,833
Iyo Bank Ltd. (The) @	19,600	102,419
J. Front Retailing Co., Ltd.	51,400	600,875
Japan Post Holdings Co., Ltd.	71,600	658,886
JFE Holdings, Inc.	91,300	1,097,711
JGC Corp.	16,300	213,012
JSR Corp.	33,300	532,492
JTEKT Corp. @	49,700	569,510
JX Holdings, Inc.	478,800	2,180,450
K’s Holdings Corp.	32,000	348,042
Kajima Corp.	54,000	707,681
Kamigumi Co., Ltd.	15,700	355,455
Kandenko Co., Ltd.	16,400	146,519
Kaneka Corp. @	16,000	497,942
Kawasaki Heavy Industries Ltd. @	32,800	725,619
Kobe Steel Ltd.	18,900	100,683
Kokuyo Co., Ltd.	11,900	165,967
Konica Minolta, Inc.	142,000	987,598
Kuraray Co., Ltd.	76,400	937,644
Kurita Water Industries Ltd.	3,100	82,944
Kyushu Financial Group, Inc. @	44,870	182,592
Lintec Corp.	4,200	83,009
LIXIL Group Corp. @	50,600	889,156
Mabuchi Motor Co., Ltd.	5,100	189,850
Maeda Corp.	7,100	61,856
Maeda Road Construction Co., Ltd.	10,300	223,861
Marubeni Corp.	203,100	1,348,114
Mazda Motor Corp. @	153,300	1,360,382
Mebuki Financial Group, Inc. @	83,070	204,362
Medipal Holdings Corp.	25,300	562,976
Mitsubishi Chemical Holdings Corp.	185,800	1,323,326
Mitsubishi Corp.	121,400	2,976,475
Mitsubishi Gas Chemical Co., Inc. @	38,100	508,117
Mitsubishi Heavy Industries Ltd.	36,600	1,432,520
Mitsubishi Logistics Corp. @	2,500	63,514
Mitsubishi Materials Corp. @	35,500	957,064
Mitsubishi Motors Corp. @	126,800	550,004
Mitsubishi Tanabe Pharma Corp.	16,600	181,928
Mitsubishi UFJ Financial Group, Inc.	300,400	1,523,601
Mitsubishi UFJ Financial Group, Inc., ADR	634,775	3,224,657
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	635,975
Mitsui Chemicals, Inc.	47,200	1,054,661
Mitsui Fudosan Co., Ltd.	38,600	956,388
Mitsui OSK Lines Ltd.	24,600	621,114
Mizuho Financial Group, Inc.	1,258,800	1,927,929
MS&AD Insurance Group Holdings, Inc.	43,428	1,405,762
Nagase & Co., Ltd.	10,200	142,069
NEC Corp.	52,800	2,226,756
NGK Insulators Ltd.	22,300	317,408
NGK Spark Plug Co., Ltd.	10,600	201,755

	SHARES	VALUE†
NH Foods Ltd.	21,733	$873,340
NHK Spring Co., Ltd. @	42,200	321,598
Nikkon Holdings Co., Ltd.	7,200	163,810
Nikon Corp.	41,100	512,396
Nippo Corp.	11,000	203,366
Nippon Electric Glass Co., Ltd.	13,000	289,036
Nippon Express Co., Ltd.	21,600	1,100,726
Nippon Kayaku Co., Ltd. @	11,700	139,588
Nippon Paper Industries Co., Ltd. @	16,500	268,425
Nippon Shokubai Co., Ltd.	4,600	261,216
Nippon Steel Sumitomo Metal Corp.	124,127	1,728,307
Nippon Yusen KK @	32,300	539,205
Nipro Corp.	14,600	163,790
Nissan Motor Co., Ltd. @	354,400	2,209,489
Nitto Denko Corp.	1,300	62,568
NOK Corp. @	19,900	294,842
Nomura Holdings, Inc.	198,700	841,477
Nomura Real Estate Holdings, Inc.	23,700	511,591
NSK Ltd. @	84,600	712,009
NTN Corp. @	39,800	114,109
Obayashi Corp.	113,200	1,126,504
Oji Holdings Corp.	226,000	1,053,447
Panasonic Corp.	50,000	404,902
Rengo Co., Ltd.	35,400	254,716
Resona Holdings, Inc.	246,400	1,055,105
Ricoh Co., Ltd. @	118,700	1,068,163
Rohm Co., Ltd.	9,500	724,856
Sankyo Co., Ltd.	3,300	113,383
Sawai Pharmaceutical Co., Ltd.	3,200	165,142
Seiko Epson Corp.	8,700	122,303
Seino Holdings Co., Ltd.	20,400	255,083
Sekisui House Ltd.	126,800	2,492,023
Shimamura Co., Ltd.	2,600	205,836
Shimizu Corp. @	68,400	618,684
Shinsei Bank Ltd. @	18,500	269,309
Shizuoka Bank Ltd. (The)	58,000	431,815
Showa Denko KK	14,000	365,780
Sojitz Corp.	179,100	554,899
Sompo Holdings, Inc.	37,143	1,551,676
Sumitomo Chemical Co., Ltd.	471,000	2,112,694
Sumitomo Corp.	102,000	1,592,379
Sumitomo Electric Industries Ltd.	181,800	2,305,182
Sumitomo Forestry Co., Ltd. @	33,800	448,895
Sumitomo Heavy Industries Ltd.	26,000	769,480
Sumitomo Metal Mining Co., Ltd.	48,100	1,488,931
Sumitomo Mitsui Financial Group, Inc.	179,100	6,120,458
Sumitomo Mitsui Trust Holdings, Inc.	24,900	897,206
Sumitomo Osaka Cement Co., Ltd. @	4,500	192,486
Sumitomo Rubber Industries Ltd.	42,800	507,465
T&D Holdings, Inc.	122,400	1,296,166
Taiheiyo Cement Corp.	25,000	668,439
Taiyo Yuden Co. Ltd. @	10,400	252,870
Takashimaya Co., Ltd.	23,500	273,632
Takeda Pharmaceutical Co. Ltd.	72,173	2,463,060
TDK Corp.	9,000	804,902
Teijin Ltd.	53,199	1,021,421
THK Co., Ltd.	8,300	217,470
Toda Corp.	28,000	160,814
Toho Holdings Co., Ltd. @	8,800	203,550
Tokai Carbon Co. Ltd.	21,300	214,133
Tokio Marine Holdings, Inc.	20,400	1,090,327
Tokyo Tatemono Co., Ltd.	37,600	527,878
Tokyu Fudosan Holdings Corp.	132,300	843,049
Toray Industries, Inc.	121,000	897,610
Tosoh Corp.	58,300	769,964

The accompany notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Toyo Seikan Group Holdings Ltd.	35,200	$545,620
Toyoda Gosei Co., Ltd.	15,300	306,071
Toyota Motor Corp. @	133,290	8,895,451
Toyota Motor Corp., ADR @	40,897	5,500,238
Toyota Tsusho Corp.	46,800	1,508,421
TS Tech Co., Ltd. @	7,000	212,347
Ube Industries Ltd.	24,700	497,769
Wacoal Holdings Corp.	1,700	43,662
Yamada Denki Co., Ltd.	93,100	450,324
Yamaguchi Financial Group, Inc. @	23,000	157,836
Yamaha Motor Co., Ltd.	37,200	673,643
Yokohama Rubber Co., Ltd. (The)	27,600	551,617
Zeon Corp.	28,500	347,140

		148,635,425

Luxembourg — 0.2%
SES SA	60,528	1,103,390

Netherlands — 4.0%
ABN AMRO Group NV ±	77,588	1,367,872
Aegon NV	178,433	742,342
Akzo Nobel NV	2,244	200,046
ArcelorMittal @	96,238	1,370,429
ArcelorMittal =	28,247	397,348
ASR Nederland NV	2,539	93,731
Fiat Chrysler Automobiles NV	202,005	2,613,923
Fiat Chrysler Automobiles NV	52,894	684,977
ING Groep NV	386,479	4,045,617
Koninklijke Ahold Delhaize NV	285,058	7,132,097
Koninklijke DSM NV	38,309	4,609,742
Koninklijke Philips NV @	18,404	848,976
Koninklijke Vopak NV	7,411	380,941
NN Group NV	46,074	1,634,106
Randstad Holding NV @	12,692	623,759

		26,745,906

New Zealand — 0.3%
Air New Zealand Ltd.	126,439	221,693
Auckland International Airport Ltd.	120,434	690,054
EBOS Group Ltd.	13,918	217,886
Fletcher Building Ltd.	104,034	335,502
Fonterra Co-operative Group, Ltd. @*	6,088	13,343
Ryman Healthcare Ltd.	16,629	138,390
SKYCITY Entertainment Group, Ltd.	9,800	24,609

		1,641,477

Norway — 0.8%
Austevoll Seafood ASA	10,438	98,957
DNB ASA	140,787	2,479,884
Norsk Hydro ASA	213,547	751,129
SpareBank 1 SR-Bank ASA	25,719	280,296
Statoil ASA	11,143	211,955
Storebrand ASA	56,200	354,831
Subsea 7 SA	35,508	366,803
Yara International ASA	14,514	625,061

		5,168,916

Portugal — 0.1%
Banco Espirito Santo SA *§±	414,564	—
EDP Renovaveis SA	32,371	348,947

		348,947

	SHARES	VALUE†
Singapore — 1.0%
BOC Aviation Ltd. ±	47,800	$441,243
CapitaLand Ltd.	430,800	1,100,260
City Developments Ltd.	103,600	736,065
Frasers Centrepoint Ltd.	23,300	29,501
Golden Agri-Resources Ltd.	200,100	32,574
Keppel Corp. Ltd.	379,500	1,628,213
Olam International Ltd.	82,000	106,790
Oversea-Chinese Banking Corp. Ltd.	68,600	539,013
Sembcorp Industries Ltd.	129,000	194,132
Singapore Airlines Ltd.	158,940	1,051,052
United Industrial Corp. Ltd.	63,243	129,035
UOL Group Ltd.	47,218	256,220
Wilmar International Ltd.	239,800	647,147

		6,891,245

Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	157,376	820,009
Banco de Sabadell SA	364,552	353,715
Banco Santander SA	2,664,903	10,853,082
Bankia SA	123,310	232,851
CaixaBank SA	63,253	166,152
Repsol SA	45,646	713,442

		13,139,251

Sweden — 2.1%
BillerudKorsnas AB	35,971	389,160
Boliden AB	68,429	1,572,733
Dometic Group AB ±	22,074	173,156
Getinge AB, B Shares	33,006	461,860
Holmen AB	23,456	555,183
Husqvarna AB, Class B	9,183	69,852
ICA Gruppen AB	15,599	720,681
Intrum AB @	10,769	270,646
Millicom International Cellular SA	12,736	617,908
Peab AB	3,201	28,436
SKF AB	55,127	911,125
SSAB AB, A Shares	32,802	91,268
SSAB AB, B Shares	198,580	1,825,216
SSAB AB, Series B	71,560	177,881
Svenska Cellulosa AB, Series A	244	2,273
Svenska Cellulosa AB, Series B	83,778	747,054
Svenska Handelsbanken AB, A Shares	111,078	1,040,138
Svenska Handelsbanken AB, B Shares	1,918	18,120
Swedbank AB, A Shares	67,198	967,280
Tele2 AB, B Shares @	8,541	127,108
Telia Co. AB	390,069	1,746,267
Trelleborg AB	39,848	559,019
Volvo AB, Series A	10,642	149,402
Volvo AB, Series B	73,667	1,034,581

		14,256,347

Switzerland — 9.7%
ABB Ltd.	119,814	2,354,143
Adecco Group SA	36,654	2,027,989
Alcon, Inc. *	31,115	1,814,431
Alcon, Inc. @*	3,914	228,147
Baloise Holding AG	10,839	1,941,800
Banque Cantonale Vaudoise	173	132,430
Chocoladefabriken Lindt & Spruengli AG	1	82,761
Cie Financiere Richemont SA	68,383	5,016,786
Clariant AG *	44,215	860,776
Credit Suisse Group AG *	129,912	1,592,579
Flughafen Zuerich AG	4,261	788,971

The accompany notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
Helvetia Holding AG	2,160	$298,013
Julius Baer Group Ltd. *	38,000	1,683,643
LafargeHolcim Ltd. *	56,614	2,786,313
Lonza Group AG *	9,923	3,354,562
Novartis AG	155,578	13,490,026
Novartis AG, ADR	19,570	1,700,633
Swatch Group AG (The) µ	12,219	613,980
Swatch Group AG (The) µ	5,344	1,418,391
Swiss Life Holding AG	5,678	2,714,267
Swiss Re AG	27,273	2,844,666
Swisscom AG	4,128	2,036,185
UBS Group AG *	385,713	4,378,667
Vifor Pharma AG	3,119	498,296
Zurich Insurance Group AG	26,257	10,049,771

		64,708,226

United Kingdom — 14.9%
Anglo American PLC	210,588	4,845,068
Antofagasta PLC	11,948	132,069
Aviva PLC	901,779	4,427,366
Barclays PLC, ADR	299,275	2,196,678
Barratt Developments PLC	249,631	1,988,930
BP PLC, ADR	288,017	10,941,766
British American Tobacco PLC	220,071	8,137,940
British American Tobacco PLC, ADR @	2,004	73,948
Carnival PLC	536	22,210
Coca-Cola European Partners PLC	3,617	201,848
Glencore PLC *	1,526,564	4,593,923
GVC Holdings PLC	14,764	134,950
HSBC Holdings PLC	142,436	1,093,875
HSBC Holdings PLC, ADR @	256,837	9,829,152
Investec PLC	102,451	527,430
J Sainsbury PLC	422,622	1,142,157
John Wood Group PLC	26,996	126,100
Kingfisher PLC	420,977	1,070,422
Lloyds Banking Group PLC	9,201,932	6,123,262
Lloyds Banking Group PLC, ADR @	376,801	994,755
Melrose Industries PLC	351,390	871,016
Micro Focus International PLC @	24,573	347,708
Pearson PLC	34,337	311,576
Pearson PLC, ADR @	28,517	257,794
Phoenix Group Holdings PLC	47,050	399,919
Royal Bank of Scotland Group PLC	40,266	102,781
Royal Bank of Scotland Group PLC, ADR @	162,939	830,989
Royal Dutch Shell PLC, ADR, Class A	182,057	10,714,054
Royal Dutch Shell PLC, ADR, Class B	199,268	11,936,153
Standard Chartered PLC	196,988	1,657,177
Standard Life Aberdeen PLC	45,696	160,578
Tesco PLC	28,781	85,284
Vodafone Group PLC	4,677,355	9,316,684
WM Morrison Supermarkets PLC @	548,065	1,349,768
WPP PLC	166,889	2,088,919
WPP PLC, ADR @	8,470	530,137

		99,564,386

TOTAL COMMON STOCKS (Identified Cost $646,633,427)		653,736,099

PREFERRED STOCKS — 1.2%
Germany — 1.2%
Bayerische Motoren Werke AG, 7.110%	11,127	617,915
Porsche Automobil Holding SE, 3.840%	17,284	1,124,671

	SHARES	VALUE†
Volkswagen AG,3.290%	37,559	$6,388,698

		8,131,284

TOTAL PREFERRED STOCKS (Identified Cost $10,884,972)		8,131,284

SHORT-TERM INVESTMENTS — 3.2%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund, 1.880%	294,771	294,771

Collateral For Securities On Loan — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.070%	21,370,123	21,370,123

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $21,664,894)		21,664,894

Total Investments — 102.4% (Identified Cost $679,183,293)		683,532,277
Liabilities, Less Cash and Other Assets — (2.4%)		(15,897,816)

Net Assets — 100.0%		$667,634,461

†	See Note 1
@	A portion or all of the security were held on loan. As of September 30, 2019, the market value of the securities on loan was $43,421,600.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2019 amounted to $4,782,876 or 0.72% of the net assets of the Fund.

*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
=	Traded on the France, Euronext Paris Exchange.
µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompany notes are an integral part of these portfolio of investments.

Country Weightings as of September 30, 2019 (As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	22.5%
United Kingdom	15.1%
France	10.3%
Switzerland	9.8%
Canada	8.7%
Germany	7.5%
Australia	6.5%
Netherlands	4.1%
Hong Kong	2.9%
Other	12.6%

100.0%

Ten largest industry holdings as of September 30, 2019 (As a percentage of net assets) (Unaudited):

Industry	Percentage
Commercial Banks	18.6%
Oil, Gas & Consumable Fuels	12.9%
Insurance	9.0%
Automobiles	8.8%
Metals & Mining	5.6%
Pharmaceuticals	4.4%
Chemicals	3.9%
Auto Components	2.9%
Real Estate Management & Development	2.6%
Food & Staples Retailing	2.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio £	18,147,002	$316,846,659

TOTAL MUTUAL FUNDS (Identified Cost $218,581,271)		316,846,659

Total Investments — 100.0% (Identified Cost $218,581,271)		316,846,659
Liabilities, Less Cash and Other Assets — 0.0%		(68,611)

Net Assets — 100.0%		$316,778,048

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.3%
Brazil — 7.3%
Aliansce Sonae Shopping Centers sa *	7,442	$70,735
Alliar Medicos A Frente SA	7,300	33,821
Banco Bradesco SA	4,185	31,476
Banco Bradesco SA, ADR	120,549	981,269
Banco BTG Pactual SA	7,330	103,292
Banco do Brasil SA	66,844	731,834
Banco Pan SA *	569	1,130
Banco Santander Brasil SA	26,920	293,694
Camil Alimentos SA	17,192	27,805
Cia Siderurgica Nacional SA	8,513	27,107
Cia Siderurgica Nacional SA, ADR @	38,407	121,366
Construtora Tenda SA	20,510	121,630
Cosan SA Industria e Comercio	14,100	180,536
Direcional Engenharia SA	12,000	35,668
Duratex SA	30,856	93,943
Embraer SA, ADR	18,374	316,951
Enauta Participacoes SA	13,118	35,013
Ez Tec Empreendimentos e Participacoes SA	11,543	100,572
Gerdau SA, ADR @	102,151	321,776
International Meal Co., Alimentacao SA	24,900	52,138
Iochpe Maxion SA	16,997	78,461
JBS SA	131,136	1,034,898
Kroton Educacional SA	146,145	393,242
MRV Engenharia e Participacoes SA	44,264	187,925
Petroleo Brasileiro SA	419,675	3,045,332
Restoque Comercio e Confeccoes de Roupas SA	1,216	6,175
Sao Martinho SA	24,581	112,110
SLC Agricola SA	15,358	66,127
Sul America SA	30,818	353,874
Suzano SA	4,300	34,825
Tupy SA	9,747	42,108
Usinas Siderurgicas de Minas Gerais SA	9,100	20,478
Vale SA	508,447	5,843,234
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,543	25,089

		14,925,634

Chile — 1.2%
Besalco SA	22,668	17,751
CAP SA	12,001	104,514
Cencosud SA	141,787	233,346
Cia Sud Americana de Vapores SA *	231,075	8,024
Empresas CMPC SA	98,730	229,646
Empresas COPEC SA	28,167	265,581
Empresas Hites SA	11,264	6,643
Empresas La Polar SA *	307,156	9,815
Enel Americas SA	3,013,130	551,674
Enel Chile SA, ADR	24,735	104,134
Enersis Americas SA, ADR	14,495	132,049
ENTEL Chile SA *	15,075	132,180
Grupo Security SA	151,161	52,035
Inversiones Aguas Metropolitanas SA	40,036	56,006
Itau CorpBanca	12,354,030	93,543
Latam Airlines Group SA, ADR @	17,808	197,669
Masisa SA *	174,355	9,084
PAZ Corp. SA	9,073	13,812
Ripley Corp. SA	104,950	74,918
Salfacorp SA	43,600	42,694
Sigdo Koppers SA	27,803	43,316
SMU SA	48,293	11,524
Sociedad Matriz SAAM SA	550,961	47,982

	SHARES	VALUE†
Socovesa SA	38,881	$19,730
Vina Concha y Toro SA	10,997	21,854

		2,479,524

China — 17.2%
361 Degrees International Ltd.	71,000	15,581
Agile Group Holdings Ltd.	167,091	202,956
Agricultural Bank of China Ltd., H Shares	1,723,000	674,893
Air China Ltd., Class H	138,000	121,490
Ajisen China Holdings Ltd.	37,000	10,338
Aluminum Corp. of China Ltd., H Shares *	230,000	72,483
Angang Steel Co., Ltd., H Shares @	142,999	52,181
Anton Oilfield Services Group	94,000	9,355
Apex International Co., Ltd.	15,000	20,331
Asia Cement China Holdings Corp.	40,000	48,177
BAIC Motor Corp., Ltd., H Shares ±	123,500	76,265
Baidu, Inc. ADR *	1,184	121,668
Bank of China Ltd., H Shares	3,621,902	1,423,308
Bank of Chongqing Co., Ltd., H Shares	46,500	25,808
Bank of Communications Co., Ltd., H Shares	427,400	279,200
Baoye Group Co., Ltd. Class H *	22,000	12,351
BBMG Corp., H Shares	143,000	41,052
Beijing Capital International Airport Co., Ltd., H Shares	128,000	109,256
Beijing Capital Land Ltd., H Shares @	100,000	33,045
Beijing Enterprises Clean Energy Group Ltd. *	260,000	3,384
Beijing Enterprises Holdings Ltd.	29,500	135,687
Beijing North Star Co., Ltd., Class H	26,000	7,829
Brilliance China Automotive Holdings Ltd.	138,000	148,253
BYD Electronic International Co., Ltd. @	42,000	62,911
C C Land Holdings Ltd.	172,500	40,497
CAR, Inc. *	44,000	33,964
Central China Real Estate Ltd.	56,000	23,793
CGN Meiya Power Holdings Co., Ltd. *±	152,000	16,484
Chaowei Power Holdings Ltd.	37,000	13,596
China Agri-Industries Holdings Ltd.	203,700	66,274
China Aircraft Leasing Group Holdings Ltd.	16,000	16,331
China Aoyuan Group Ltd.	62,000	70,245
China BlueChemical Ltd., H Shares	192,000	46,299
China Cinda Asset Management Co., Ltd., Class H	505,000	99,225
China Citic Bank Corp., Ltd., H Shares	448,000	238,927
China Coal Energy Co., Ltd., H Shares	120,000	48,841
China Communication Services Corp., Ltd., H Shares	139,600	79,082
China Communications Construction Co., Ltd., H Shares	250,000	195,529
China Construction Bank Corp., H Shares	5,998,810	4,576,966
China Development Bank Financial Leasing Co., Ltd., H Shares ±	68,000	12,667
China Dili Group @*	36,600	12,562
China Dongxiang Group Co., Ltd	218,000	23,364
China Eastern Airlines Corp., Ltd., H Shares *	104,000	50,556
China Electronics Optics Valley Union Holding Co., Ltd.	140,000	8,842
China Energy Engineering Corp., Ltd., H Shares	152,000	14,933
China Everbright Bank Co., Ltd., H Shares	160,000	68,183
China Everbright Greentech Ltd. ±	32,000	18,618
China Everbright Ltd.	40,000	46,799
China Evergrande Group	19,000	40,484
China Galaxy Securities Co., Ltd., H Shares	133,500	71,028

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Harmony New Energy Auto Holding Ltd. @	41,000	$13,601
China High Speed Transmission Equipment Group Co., Ltd. @	23,000	14,115
China Hongqiao Group Ltd.	162,500	103,873
China Huarong Asset Management Co., Ltd. Class H ±	395,000	59,469
China Huiyuan Juice Group Ltd. @*§	84,500	—
China International Capital Corp., Ltd., H Shares @±	22,400	43,441
China International Marine Containers Group Co., Ltd., Class H	49,640	43,131
China Jinmao Holdings Group Ltd.	300,000	171,862
China Lesso Group Holdings Ltd.	73,000	69,109
China Lumena New Materials Corp. @*§~	224,000	—
China Machinery Engineering Corp., Class H	57,000	24,145
China Merchants Bank Co., Ltd., H Shares	8,500	40,452
China Merchants Land Ltd. *	118,000	16,260
China Merchants Port Holdings Co., Ltd.	66,421	100,000
China Minsheng Banking Corp., Ltd., H Shares	424,880	288,938
China Mobile Ltd.	490,500	4,058,451
China National Building Material Co., Ltd., H Shares	408,850	367,238
China Oil & Gas Group Ltd. *	200,000	7,145
China Oilfield Services Ltd., H Shares	102,000	121,941
China Oriental Group Co., Ltd.	94,000	32,502
China Overseas Grand Oceans Group Ltd.	115,500	52,462
China Overseas Land & Investment Ltd.	338,000	1,063,029
China Petroleum & Chemical Corp., ADR	2,151	126,264
China Petroleum & Chemical Corp., H Shares	1,718,400	1,021,696
China Railway Construction Corp., Ltd., H Shares	159,500	174,403
China Railway Group Ltd., H Shares	290,000	176,123
China Reinsurance Group Corp., H Shares	323,000	52,338
China Resources Cement Holdings Ltd.	150,000	150,427
China Resources Land Ltd.	246,000	1,031,055
China Resources Medical Holdings Co., Ltd.	28,000	16,898
China Resources Pharmaceutical Group Ltd. ±	38,000	35,635
China Sanjiang Fine Chemicals Co., Ltd.	44,000	7,354
China SCE Group Holdings Ltd.	151,000	69,550
China Shanshui Cement Group Ltd. *	53,000	17,176
China Shengmu Organic Milk Ltd. *±	123,000	5,022
China Shenhua Energy Co., Ltd.	295,500	593,436
China Shineway Pharmaceutical Group Ltd.	19,000	16,581
China South City Holdings Ltd.	308,000	36,546
China Southern Airlines Co., Ltd., H Shares @	130,000	78,786
China State Construction International Holdings Ltd.	134,000	126,004
China Taiping Insurance Holdings Co., Ltd.	115,200	257,218
China Traditional Chinese Medicine Holdings Co., Ltd.	156,000	71,654
China Travel International Investment Hong Kong Ltd.	180,000	28,018
China Unicom Hong Kong Ltd.	132,000	140,123
China Unicom Hong Kong Ltd., ADR	55,304	580,139

	SHARES	VALUE†
China Yurun Food Group Ltd. *	23,000	$2,700
China ZhengTong Auto Services Holdings Ltd.	74,500	21,482
China Zhongwang Holdings Ltd.	154,000	62,679
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	120,242
CIFI Holdings Group Co., Ltd.	170,071	99,382
CITIC Ltd.	423,000	534,302
Citic Resources Holdings Ltd.	150,000	9,282
CITIC Securities Co., Ltd., Class H	23,000	43,079
CNOOC Ltd.	1,424,000	2,172,964
Cogobuy Group *±	40,000	7,196
Concord New Energy Group Ltd.	420,000	20,899
Coolpad Group Ltd. *	240,200	8,275
COSCO SHIPPING Development Co., Ltd., H Shares	324,200	37,228
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	92,000	40,731
COSCO SHIPPING Ports Ltd.	106,383	84,968
CPMC Holdings Ltd.	25,000	10,048
CSR Corp., Ltd. - Class H	15,000	10,469
CT Environmental Group Ltd. @*§	98,000	3,188
Ctrip.com International Ltd. ADR *	2,306	67,543
Dah Chong Hong Holdings Ltd.	85,228	26,968
Dongfeng Motor Group Co., Ltd., H Shares	168,000	159,690
Dongyue Group Ltd.	56,000	26,222
Everbright Securities Co., Ltd., Class H ±	16,000	12,126
Fantasia Holdings Group Co., Ltd. *	142,500	21,999
Far East Horizon Ltd.	97,000	90,098
Fosun International Ltd.	128,000	158,414
Fufeng Group Ltd. *	123,000	56,339
GCL New Energy Holdings Ltd. *	392,000	14,004
GCL-Poly Energy Holdings Ltd. *	899,000	36,131
Gemdale Properties & Investment Corp., Ltd.	226,000	25,086
General Interface Solution Holding Ltd.	30,000	101,049
GF Securities Co., Ltd., Class H *	74,800	78,353
Glorious Property Holdings Ltd. *	228,000	9,309
GOME Retail Holdings Ltd. @*	570,000	51,635
Grand Baoxin Auto Group Ltd. *	23,000	4,343
Great Wall Motor Co., Ltd., H Shares @	168,500	112,868
Greenland Hong Kong Holdings Ltd.	112,000	38,297
Greentown China Holdings Ltd. @	48,000	38,889
Guangshen Railway Co., Ltd., ADR @	2,674	42,276
Guangzhou Automobile Group Co., Ltd., H Shares	126,000	120,571
Guangzhou R&F Properties Co., Ltd., H Shares	109,600	165,847
Guotai Junan Securities Co., Ltd. ±	23,000	35,801
Haitong Securities Co., Ltd., Class H	145,600	152,702
Harbin Bank Co., Ltd., H Shares *±	57,000	10,618
Harbin Electric Co., Ltd., H Shares *	54,000	14,193
HC Group, Inc. *	70,500	29,863
Hengdeli Holdings Ltd.	184,000	8,804
Hi Sun Technology China Ltd. *	72,000	12,310
Hilong Holding Ltd.	109,000	11,821
Hopson Development Holdings Ltd.	58,000	58,017
Hua Han Health Industry Holdings Ltd. *§	640,000	—
Hua Hong Semiconductor Ltd. @±	31,000	61,702
Huaneng Renewables Corp., Ltd., H Shares §	480,000	163,517
Huatai Securities Co., Ltd., Class H ±	59,000	88,375

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Industrial & Commercial Bank of China Ltd., H Shares	4,068,000	$2,724,906
Jiangxi Copper Co., Ltd., H Shares	79,000	91,522
JinkoSolar Holding Co., Ltd. ADR @*	2,344	37,387
Joy City Property Ltd.	226,000	23,933
Ju Teng International Holdings Ltd.	56,000	13,147
K Wah International Holdings Ltd.	55,000	29,052
Kaisa Group Holdings Ltd. *	140,000	61,447
Kingboard Chemical Holdings Ltd.	71,000	187,970
Kingboard Laminates Holdings Ltd.	86,000	77,576
Kunlun Energy Co., Ltd.	318,000	273,869
KWG Property Holding Ltd. *	112,500	98,610
Lee & Man Paper Manufacturing Ltd.	74,000	40,032
Legend Holdings Corp., H Shares ±	23,300	50,359
Longfor Properties Co., Ltd. ±	40,500	151,403
Lonking Holdings Ltd.	99,000	25,515
Maanshan Iron & Steel Co., Ltd., H Shares @	116,000	43,661
Maoye International Holdings Ltd.	82,000	5,074
Metallurgical Corp., of China Ltd., H Shares	139,000	31,213
Mingfa Group International Co., Ltd. *§	91,000	—
Modern Land China Co., Ltd.	50,000	6,762
Nine Dragons Paper Holdings Ltd.	130,000	109,471
Orient Securities Co., Ltd., Class H ±	16,800	9,989
Panda Green Energy Group Ltd. @*	310,000	9,097
PAX Global Technology Ltd. @	52,000	23,420
PetroChina Co., Ltd., H Shares	1,800,000	925,527
PICC Property & Casualty Co., Ltd., H Shares	336,000	392,258
Poly Culture Group Corp., Ltd., H Shares	6,400	5,071
Poly Property Group Co., Ltd.	186,000	64,787
Postal Savings Bank of China Co., Ltd., Class H ±	305,000	186,011
Powerlong Real Estate Holdings Ltd.	143,000	100,896
PW Medtech Group Ltd. *	97,000	14,851
Qingling Motors Co., Ltd.,Class H	84,000	20,042
Qinhuangdao Port Co., Ltd. H Shares	26,500	4,970
Red Star Macalline Group Corp., Ltd., H Shares ±	18,456	15,424
Ronshine China Holdings Ltd. @*	24,000	27,988
Seaspan Corp. @	6,910	73,453
Semiconductor Manufacturing International Corp. @*	188,800	236,069
Shandong Chenming Paper Holdings Ltd., H Shares	35,250	14,122
Shanghai Electric Group Co., Ltd., H Shares	104,000	33,571
Shanghai Industrial Holdings Ltd.	45,000	83,826
Shanghai Industrial Urban Development Group Ltd.	97,000	12,252
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	22,471
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	40,900	74,101
Shengjing Bank Co., Ltd., H Shares ±	28,000	20,363
Shenzhen International Holdings Ltd.	44,500	85,506
Shenzhen Investment Ltd.	284,588	104,936
Shimao Property Holdings Ltd.	120,000	350,613
Shougang Concord International Enterprises Co., Ltd.	672,000	27,437
Shougang Fushan Resources Group Ltd.	176,000	36,378
Shui On Land Ltd.	180,000	35,827
Shunfeng International Clean Energy Ltd. *	220,000	5,614
Sihuan Pharmaceutical Holdings Group Ltd.	328,000	49,800

	SHARES	VALUE†
SINA Corp. *	4,723	$185,094
Sino-Ocean Land Holdings Ltd.	246,212	83,561
Sinofert Holdings Ltd. *	244,000	24,905
Sinopec Engineering Group Co., Ltd., H Shares	93,000	58,379
Sinopec Kantons Holdings Ltd.	90,000	36,975
Sinopec Shanghai Petrochemical Co., Ltd.,Class H	218,000	63,417
Sinotrans Ltd., H Shares	145,000	45,511
Sinotruk Hong Kong Ltd.	60,000	88,955
Skyworth Digital Holdings Ltd.	158,477	40,844
SOHO China Ltd.	209,000	59,732
TCL Electronics Holdings Ltd.	38,667	19,388
Technovator International Ltd. *	34,000	2,776
Texhong Textile Group Ltd.	18,000	16,489
Tian An China Investment Co., Ltd.	10,000	4,593
Tianjin Port Development Holdings Ltd.	180,000	16,306
Tianneng Power International Ltd.	54,000	38,032
Tomson Group Ltd.	24,000	5,849
Tongda Group Holdings Ltd.	220,000	15,438
TPV Technology Ltd.	112,000	53,158
Truly International Holdings Ltd. *	120,000	16,689
Universal Medical Financial & Technical Advisory Services Co., Ltd. ±	55,500	37,247
Wasion Group Holdings Ltd.	48,000	18,556
West China Cement Ltd.	198,000	32,336
Xiamen International Port Co., Ltd., Class H	94,000	11,993
Xingda International Holdings Ltd.	79,862	21,704
Yanzhou Coal Mining Co., Ltd., H Shares	130,000	132,028
YuanShengTai Dairy Farm Ltd. *	226,000	7,930
Yuexiu Property Co., Ltd.	675,033	146,415
Yuzhou Properties Co., Ltd.	103,950	41,380
YY, Inc. ADR *	1,784	100,314
Zhong An Group Ltd. *	89,000	2,827
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	57,000	38,617

		35,157,412

Colombia — 0.3%
Almacenes Exito SA §	20,474	103,664
Banco de Bogota SA	1,958	45,237
Cementos Argos SA	31,937	68,279
Constructora Conconcreto SA *	52,618	7,409
Corp. Financiera Colombiana SA *	2,074	16,711
Grupo Argos SA	33,287	163,183
Grupo de Inversiones Suramericana SA	22,033	208,934
Grupo Nutresa SA	1,905	13,871

		627,288

Czech Republic — 0.2%
CEZ, AS	20,203	446,092
Greece — 0.4%
Alpha Bank AE *	83,735	156,340
Bank of Greece	859	12,995
Ellaktor SA *	17,707	35,319
Eurobank Ergasias SA *	125,060	121,043
GEK Terna Holding Real Estate Construction SA *	8,282	60,120
Hellenic Petroleum SA	6,638	60,485
LAMDA Development SA *	355	3,018
Marfin Investment Group Holdings SA *	45,244	6,440
Mytilineos Holdings SA	11,793	123,075
National Bank of Greece SA *	50,834	154,751
Piraeus Bank SA *	27,711	93,027
Terna Energy SA *	4,969	40,186

		866,799

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hong Kong — 0.1%
21Vianet Group, Inc.,ADR *	3,788	$28,865
China Mobile Ltd. ADR	2,500	103,500
CP Pokphand Co., Ltd.	144,000	12,310
Guorui Properties Ltd.	63,000	12,137
Honghua Group Ltd. *	125,000	8,612
Jiayuan International Group Ltd.	48,000	20,026
Tiangong International Co., Ltd.	42,000	14,844

		200,294

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	50,964	479,443
Richter Gedeon Nyrt	8,647	139,894

		619,337

India — 12.7%
ACC Ltd.	4,759	108,182
Adani Enterprises Ltd.	22,884	46,983
Adani Gas Ltd.	48,033	87,297
Adani Transmissions Ltd. *	27,809	89,664
Aditya Birla Capital Ltd. *	44,000	52,712
Allahabad Bank Ltd. *	20,823	8,418
Ambuja Cements Ltd.	61,485	177,075
Andhra Bank *	22,882	5,570
Anveshan Heavy Engineering Ltd. *	498	3,254
Apollo Tyres Ltd.	47,356	121,115
Arvind Fashions Ltd. *	2,690	16,508
Arvind Ltd.	13,452	9,111
Ashok Leyland Ltd.	33,836	32,466
Ashoka Buildcon Ltd. *	7,348	10,094
Aurobindo Pharma Ltd.	25,561	212,116
Axis Bank Ltd.	134,335	1,298,069
Axis Bank Ltd. GDR	593	28,879
Bajaj Holdings & Investment Ltd.	4,437	224,283
Balrampur Chini Mills Ltd.	10,809	23,732
Bank of Baroda *	66,538	87,505
Bharat Electronics Ltd.	74,073	113,301
Bharat Heavy Electricals Ltd.	97,927	66,879
Bharti Airtel Ltd.	293,625	1,546,664
Birla Corp., Ltd.	2,074	16,389
Brigade Enterprises Ltd.	9,561	29,114
Cadila Healthcare Ltd.	11,323	37,299
Canara Bank *	16,899	43,482
Ceat Ltd.	3,536	47,470
CG Power and Industrial Solutions Ltd. *	49,779	9,939
Chambal Fertilizers and Chemicals Ltd.	14,403	31,014
Cipla Ltd.	22,733	136,330
City Union Bank Ltd.	18,860	57,749
Cochin Shipyard Ltd. ±	2,068	9,854
Coffee Day Enterprises Ltd. *±	3,077	2,086
Container Corp. Of India Ltd.	7,508	64,095
Corporation Bank *	735	156
Cox & Kings Financial Service Ltd. *	3,984	45
Cox & Kings Ltd.	11,953	641
Cyient Ltd.	7,451	48,884
DCB Bank Ltd.	19,962	54,927
DCM Shriram Ltd.	4,319	24,682
Dewan Housing Finance Corp. Ltd. *	30,512	16,662
Dishman Carbogen Amcis Ltd.	5,292	12,470
DLF Ltd.	49,579	108,681
Dr Reddy’s Laboratories Ltd., ADR	10,396	393,904
eClerx Services Ltd.	1,042	6,367

	SHARES	VALUE†
Edelweiss Financial Services Ltd.	32,070	$42,854
EID Parry India Ltd.	7,288	16,860
Escorts Ltd.	5,298	43,771
Federal Bank Ltd.	191,290	245,628
Finolex Industries Ltd.	1,266	10,640
Firstsource Solutions Ltd.	20,730	13,763
Fortis Healthcare Ltd. *	35,112	67,084
GAIL India Ltd.	211,153	399,103
GAIL India Ltd., GDR	552	6,127
Gateway Distriparks Ltd.	5,474	8,365
General Insurance Corp. of India ±	4,051	12,804
Glenmark Pharmaceuticals Ltd.	12,966	59,361
Granules India Ltd.	17,305	25,871
Grasim Industries Ltd.	31,951	332,252
Great Eastern Shipping Co., Ltd. (The)	8,582	33,847
Gujarat Alkalies & Chemicals Ltd.	2,551	17,203
Gujarat Fluorochemicals Ltd. *	4,451	5,025
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	13,100
Gujarat Pipavav Port Ltd.	19,498	23,606
Gujarat State Petronet Ltd.	17,561	53,772
Himachal Futuristic Communications Ltd.	111,266	28,025
Hindalco Industries Ltd.	154,577	417,258
Housing Development & Infrastructure Ltd. *	33,952	1,916
HSIL Ltd.	2,665	1,538
ICICI Bank Ltd.	22,172	135,719
ICICI Bank Ltd., ADR	82,445	1,004,180
Idea Cellular Ltd. *	856,414	76,737
IDFC Bank Ltd. *	184,580	104,702
IDFC Ltd.	100,426	48,676
IFCI Ltd. *	68,818	6,797
IIFL Holdings Ltd.	25,376	45,475
IIFL Securities Ltd. *	25,376	11,046
IIFL Wealth Management Ltd. *	3,625	63,174
India Cements Ltd. (The)	31,361	35,003
Indiabulls Housing Finance Ltd.	31,451	113,611
Indiabulls Real Estate Ltd. *	29,702	19,237
Indian Bank *	10,338	18,300
Indian Hotels Co., Ltd. (The)	9,238	20,831
Infosys Ltd.	13,066	148,269
Inox Fluorochemicals Ltd. *§	4,451	46,530
J Kumar Infraprojects Ltd.	2,087	3,815
Jagran Prakashan Ltd.	8,773	7,923
Jain Irrigation Systems Ltd.	44,473	12,331
Jaiprakash Associates Ltd. *	179,807	5,709
Jammu & Kashmir Bank Ltd. (The) *	24,690	11,706
Jindal Saw Ltd.	14,261	17,246
Jindal Steel & Power Ltd. *	46,366	67,780
JK Cement Ltd.	1,001	14,859
JM Financial Ltd.	26,872	29,709
JSW Energy Ltd.	64,641	59,288
JSW Steel Ltd.	146,710	473,446
Jubilant Life Sciences Ltd.	9,690	68,639
Kalpataru Power Transmission Ltd.	5,415	37,253
Karnataka Bank Ltd. (The)	25,825	27,549
Karur Vysya Bank Ltd. (The)	50,658	42,710
Kaveri Seed Co., Ltd.	2,125	14,798
KPIT Engineering Ltd. *	21,169	28,407
KPIT Technologies Ltd. *	21,169	20,790
KPR Mill Ltd.	1,232	9,480
KRBL Ltd.	2,340	7,152

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
L&T Finance Holdings Ltd.	46,740	$55,763
Larsen & Toubro Ltd.	24,741	516,334
Larsen & Toubro Ltd. GDR	16,714	347,651
Laurus Labs Ltd. ±	757	4,006
LIC Housing Finance Ltd.	35,667	189,335
Lupin Ltd.	31,166	314,678
Magma Fincorp Ltd.	22,463	16,546
Maharashtra Scooters Ltd.	198	12,592
Mahindra & Mahindra Financial Services Ltd.	31,247	144,509
Mahindra & Mahindra Ltd.	92,544	715,606
Mahindra & Mahindra Ltd., GDR	7,702	59,691
Mahindra CIE Automotive Ltd. *	6,907	15,896
Manappuram Finance Ltd.	52,506	104,206
Max India Ltd. *	8,945	7,952
Motilal Oswal Financial Services Ltd.	2,516	22,899
Mphasis Ltd.	11,356	152,949
MRF Ltd.	145	129,415
Muthoot Finance Ltd.	15,546	149,331
Natco Pharma Ltd.	2,947	24,372
National Aluminium Co., Ltd.	66,123	43,386
Nava Bharat Ventures Ltd.	7,718	8,957
NCC Ltd.	58,777	45,782
Oberoi Realty Ltd.	8,568	61,018
Oriental Bank of Commerce *	14,300	12,117
PC Jeweller Ltd.	7,610	3,420
Persistent Systems Ltd.	5,293	42,549
Petronet LNG Ltd.	18,380	67,432
Piramal Enterprises Ltd.	8,048	184,879
PNB Housing Finance Ltd. ±	4,224	34,623
Power Finance Corp. Ltd. *	93,216	130,415
Prakash Industries Ltd.	3,119	2,025
Prestige Estates Projects Ltd.	14,610	59,785
PTC India Ltd.	28,037	22,234
Punjab National Bank *	42,980	37,419
Quess Corp., Ltd. *±	1,771	11,770
Rain Industries Ltd.	7,350	9,925
Rajesh Exports Ltd.	5,204	49,082
Rashtriya Chemicals & Fertilizers Ltd.	7,262	4,919
Raymond Ltd.	3,276	25,794
RBL Bank Ltd. ±	3,525	16,372
Redington India Ltd.	28,950	48,448
Reliance Industries Ltd.	354,872	6,676,934
Reliance Industries Ltd., GDR ±	28,624	1,067,675
Reliance Power Ltd. *	91,910	2,853
Repco Home Finance Ltd.	3,632	15,921
Rural Electrification Corp. Ltd.	117,454	203,853
Sadbhav Engineering Ltd.	4,946	10,050
Shilpa Medicare Ltd.	1,821	7,242
Shipping Corp. of India Ltd. *	14,166	8,715
Shriram City Union Finance Ltd.	2,635	49,877
Shriram Transport Finance Co., Ltd.	21,478	324,888
Sobha Ltd.	6,105	41,892
Somany Home Innovation Ltd. *§	2,665	6,015
South Indian Bank Ltd. (The)	112,022	17,151
Srei Infrastructure Finance Ltd.	9,293	1,200
SRF Ltd.	2,051	79,443
State Bank of India *	115,109	440,173
State Bank of India Ltd., GDR *	2,800	107,520
Steel Authority of India Ltd.	48,344	22,750
Strides Shasun Ltd.	3,502	15,198
Sun Pharmaceutical Industries Ltd.	82,251	453,218
Sunteck Realty Ltd.	5,951	33,841

	SHARES	VALUE†
Syndicate Bank *	19,381	$7,302
Tata Chemicals Ltd.	10,372	86,803
Tata Global Beverages Ltd.	40,148	156,357
Tata Motors Ltd. *	190,099	315,049
Tata Motors Ltd. @*	7,139	59,896
Tata Steel Ltd.	55,068	281,211
Tech Mahindra Ltd.	9,588	96,869
Thomas Cook India Ltd.	3,507	6,705
TI Financial Holdings Ltd. *	2,985	20,308
Time Technoplast Ltd.	13,782	11,561
Tube Investments of India Ltd.	2,032	11,010
TV18 Broadcast Ltd. *	55,772	18,651
Uflex Ltd.	3,166	9,583
Union Bank of India *	28,863	21,484
VA Tech Wabag Ltd. *	3,303	12,624
Vardhman Textiles Ltd.	2,832	37,564
Vedanta Ltd.	207,664	450,967
Vedanta Ltd., ADR	14,869	129,063
Welspun Corp., Ltd.	11,246	21,423
Welspun India Ltd.	31,519	23,794
Wipro Ltd.	134,085	453,895
Wockhardt Ltd. *	4,111	14,850
Yes Bank Ltd.	193,770	114,153
Zensar Technologies Ltd.	5,610	17,344

		26,131,724

Indonesia — 2.5%
Adaro Energy Tbk PT	2,508,900	228,001
Adhi Karya Persero Tbk PT	265,600	24,979
Alam Sutera Realty Tbk PT *	2,172,900	44,392
Aneka Tambang Tbk PT	812,316	55,795
Astra Agro Lestari Tbk PT	61,744	46,868
Astra International Tbk PT	411,000	191,095
Astra Otoparts Tbk PT	19,600	1,726
Bank Bukopin Tbk PT *	428,300	8,086
Bank Danamon Indonesia Tbk PT	242,673	81,204
Bank Mandiri Tbk PT	1,948,700	957,533
Bank Maybank Indonesia Tbk PT	568,800	8,735
Bank Negara Indonesia Persero Tbk PT	970,966	502,755
Bank Pan Indonesia Tbk PT *	763,800	71,833
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	287,000	31,743
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	3,087
Bank Tabungan Negara Tbk PT	547,990	75,665
Barito Pacific Tbk PT	704,500	49,134
BFI Finance Indonesia Tbk PT	564,800	21,486
BISI International Tbk PT	94,000	9,536
Bukit Asam Tbk PT	339,600	54,068
Bumi Serpong Damai Tbk PT *	850,400	83,273
Ciputra Development Tbk PT	1,196,377	88,917
Delta Dunia Makmur Tbk PT *	589,400	13,536
Eagle High Plantations Tbk PT *	1,380,100	12,250
Erajaya Swasembada Tbk PT	208,500	26,806
Gajah Tunggal Tbk PT *	177,100	7,860
Garuda Indonesia Persero Tbk PT *	400,470	14,388
Global Mediacom Tbk PT *	1,084,300	25,971
Hanson International Tbk PT *	6,335,700	41,063
Indah Kiat Pulp & Paper Corp., Tbk PT	365,500	166,722
Indika Energy Tbk PT	305,700	28,320
Indo Tambangraya Megah Tbk PT	52,800	46,123
Indofood Sukses Makmur Tbk PT	617,800	335,122
Intiland Development Tbk PT	1,370,300	38,421
Japfa Comfeed Indonesia Tbk PT	682,300	75,945
Krakatau Steel Persero Tbk PT *	255,200	6,292

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Lippo Cikarang Tbk PT *	286,440	$24,618
Lippo Karawaci Tbk PT *	5,497,772	91,404
Medco Energi Internasional Tbk PT *	1,095,266	53,239
Media Nusantara Citra Tbk PT	629,000	54,725
Modernland Realty Tbk PT *	1,758,100	29,477
Multistrada Arah Sarana Tbk PT *	116,300	4,465
Pabrik Kertas Tjiwi Kimia Tbk PT	98,000	72,836
Pakuwon Jati Tbk PT	295,800	13,857
Panin Financial Tbk PT *	1,598,900	34,918
Pembangunan Perumahan Persero Tbk PT	442,900	53,198
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	387,700	35,096
PP Properti Tbk PT	1,727,300	12,047
Salim Ivomas Pratama Tbk PT *	482,300	11,212
Semen Indonesia Persero Tbk PT	282,100	229,535
Sentul City Tbk PT *	1,477,400	11,969
Siloam International Hospitals Tbk PT *	52,500	26,259
Sri Rejeki Isman Tbk PT	996,900	22,333
Surya Semesta Internusa Tbk PT	393,100	20,216
Tiga Pilar Sejahtera Food Tbk PT *§	168,600	374
Timah Tbk PT	396,682	26,967
Trada Alam Minera Tbk PT *	3,129,700	22,489
Tunas Baru Lampung Tbk PT	317,700	20,814
United Tractors Tbk PT	249,500	361,639
Vale Indonesia Tbk PT *	218,900	54,127
Visi Media Asia Tbk PT *	498,300	3,265
Waskita Beton Precast Tbk PT	1,138,000	25,975
Waskita Karya Persero Tbk PT	606,100	70,452
Wijaya Karya Persero Tbk PT	459,200	62,273
XL Axiata Tbk PT *	600,900	145,621

		5,074,130

Korea — 15.9%
AK Holdings, Inc.	449	11,805
Asia Cement Co., Ltd.	309	23,973
Asia Paper Manufacturing Co. Ltd.	567	14,078
BGF Co., Ltd.	4,970	24,930
BNK Financial Group, Inc.	37,989	228,350
Capro Corp.	3,814	11,766
CJ CheilJedang Corp.	1,081	211,925
CJ Corp.	2,135	146,361
CJ Hellovision Co., Ltd.	4,225	22,076
Dae Han Flour Mills Co., Ltd.	157	21,591
Daelim Industrial Co., Ltd.	4,243	368,910
Daesang Corp.	3,420	63,617
Daewoo Engineering & Construction Co., Ltd. *	23,784	96,039
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	5,100	130,469
Daishin Securities Co., Ltd.	5,898	64,840
Daou Technology, Inc.	3,137	52,189
DGB Financial Group, Inc.	21,295	132,632
Dong Ah Tire & Rubber Co., Ltd.	897	9,224
Dong-A Socio Holdings Co., Ltd.	427	31,200
Dongbu Insurance Co., Ltd.	7,348	316,981
Dongkuk Steel Mill Co., Ltd. *	7,956	43,234
Dongwon Development Co., Ltd.	7,412	27,265
Dongwon Industries Co., Ltd.	221	39,631
Doosan Bobcat, Inc.	5,711	169,017
Doosan Corp. §	1,027	91,010

	SHARES	VALUE†
Doosan Heavy Industries & Construction Co., Ltd. *	21,002	$119,394
Doosan Infracore Co., Ltd. *	21,468	113,070
DTR Automotive Corp.	652	16,625
E-Mart Co., Ltd.	2,694	254,501
Eugene Corp.	10,995	44,673
Eugene Investment & Securities Co., Ltd.	8,694	15,591
GS Engineering & Construction Corp.	8,212	226,557
GS Holdings Corp.	9,519	400,289
Halla Holdings Corp.	1,447	51,897
Hana Financial Group, Inc.	46,863	1,381,031
Handsome Co., Ltd.	1,970	48,091
Hanil Cement Co., Ltd.	233	19,382
Hanil Holdings Co Ltd.	191	7,952
Hanjin Transportation Co., Ltd.	1,833	47,735
Hankook Tire Co., Ltd.	12,471	336,237
Hansol Holdings Co., Ltd. *	7,109	24,664
Hansol Paper Co., Ltd.	2,232	28,736
Hansol Technics Co., Ltd. *	1,664	9,682
Hanwha Chem Corp.	14,628	219,515
Hanwha Corp.	7,411	156,442
Hanwha General Insurance Co., Ltd.	8,055	20,270
Hanwha Investment & Securities Co., Ltd. *	18,065	31,866
Hanwha Life Insurance Co., Ltd.	58,215	115,831
Hanwha Techwin Co., Ltd. *	4,682	164,985
Harim Holdings Co., Ltd.	3,907	30,769
HDC Hyundai Development Co.-Engineering & Construction	1,703	46,770
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	18,949
Humax Co., Ltd. *	1,390	6,171
Hy-Lok Corp.	918	13,929
Hyosung Advanced Materials Corp. *	147	15,116
Hyosung Chemical Corp.	104	14,694
Hyosung Corp.	623	43,646
Hyosung Heavy Industries Corp. *	306	8,046
Hyosung TNC Co., Ltd.	142	18,757
Hyundai Construction Equipment Co., Ltd.	1,558	41,159
Hyundai Department Store Co., Ltd.	2,487	162,383
Hyundai Development Co.	4,642	50,062
Hyundai Electric & Energy System Co., Ltd. *	1,224	11,461
Hyundai Engineering & Construction Co., Ltd.	7,792	301,609
Hyundai Greenfood Co., Ltd.	5,396	52,780
Hyundai Heavy Industries Co., Ltd. *	3,600	373,197
Hyundai Home Shopping Network Corp.	716	54,771
Hyundai Hy Communications & Networks Co., Ltd.	3,997	12,263
Hyundai Livart Furniture Co. Ltd.	1,625	18,612
Hyundai Marine & Fire Insurance Co., Ltd.	10,174	224,548
Hyundai Mipo Dockyard Co., Ltd.	2,135	80,499
Hyundai Mobis Co., Ltd.	6,048	1,274,168
Hyundai Motor Co.	12,940	1,449,617
Hyundai Motor Securities Co., Ltd.	1,658	14,693
Hyundai Robotics Co., Ltd.	1,054	307,966
Hyundai Steel Co.	12,692	412,757
Hyundai Wia Corp.	1,952	83,227
Industrial Bank of Korea	42,024	463,752
Interpark Holdings Corp.	7,348	14,375
INTOPS Co., Ltd.	1,491	15,768
IS Dongseo Co., Ltd.	1,670	41,954

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
JB Financial Group Co., Ltd.	23,079	$108,435
KB Financial Group, Inc.	6,566	234,392
KB Financial Group, Inc., ADR	52,892	1,889,302
KCC Corp.	562	102,425
Kia Motors Corp.	32,165	1,226,204
KISWIRE Ltd.	933	18,564
KIWOOM Securities Co., Ltd.	2,047	116,199
Kolon Corp.	985	13,258
Kolon Industries, Inc.	2,613	91,312
Korea Asset In Trust Co., Ltd.	4,957	13,986
Korea Electric Terminal Co., Ltd.	682	26,341
Korea Investment Holdings Co., Ltd.	6,241	392,883
Korea Line Corp. *	2,642	48,813
Korea Petrochemical Ind Co., Ltd.	506	53,936
Korea Real Estate Investment & Trust Co., Ltd.	23,805	41,594
Korean Air Lines Co., Ltd.	7,810	149,521
Korean Reinsurance Co.	11,454	76,701
KT Skylife Co., Ltd.	3,507	26,534
Kukdo Chemical Co., Ltd.	393	14,703
Kyobo Securities Co., Ltd.	2,156	17,610
LF Corp.	3,054	51,574
LG Corp.	10,362	606,395
LG Display Co., Ltd. *	12,166	143,919
LG Display Co., Ltd., ADR @*	62,695	373,035
LG Electronics, Inc.	18,039	1,016,452
LG Hausys Ltd.	907	45,723
LG International Corp.	4,279	61,351
LG Uplus Corp.	15,900	181,445
Lotte Chemical Corp.	3,147	620,902
Lotte Chilsung Beverage Co., Ltd.	470	54,420
Lotte Confectionery Co., Ltd.	72	8,848
Lotte Corp.	1,990	60,308
LOTTE Fine Chemicals Co., Ltd.	2,950	112,461
Lotte Food Co., Ltd.	34	12,507
LOTTE Himart Co., Ltd.	1,461	36,643
Lotte Shopping Co., Ltd.	1,539	165,975
LS Corp.	2,558	101,473
Lumens Co., Ltd. *	5,701	9,675
Meritz Financial Group, Inc.	6,335	68,056
Meritz Fire & Marine Insurance Co., Ltd.	750	11,976
Meritz Securities Co., Ltd.	51,373	216,891
Mirae Asset Daewoo Co., Ltd.	47,834	299,925
Mirae Asset Life Insurance Co., Ltd.	13,679	49,460
Moorim P&P Co., Ltd.	2,365	8,868
Muhak Co., Ltd.	2,076	16,141
Namyang Dairy Products Co., Ltd.	41	16,847
Nexen Corp.	2,630	12,906
Nexen Tire Corp.	5,151	38,929
NH Investment & Securities Co., Ltd.	20,301	215,544
NHN Entertainment Corp. *	1,188	61,875
Nong Shim Co., Ltd.	339	70,711
Nong Shim Holdings Co., Ltd.	185	13,703
NS Shopping Co., Ltd.	1,784	14,571
OCI Co., Ltd.	2,344	136,194
Orange Life Insurance Ltd. ±	4,577	103,505
Orion Holdings Corp.	2,572	34,189
Pan Ocean Co., Ltd. *	25,856	98,785
Poongsan Corp.	2,993	55,799
POSCO	984	186,739
Posco Daewoo Corp.	7,508	119,887
POSCO, ADR	51,783	2,442,086
S&T Dynamics Co., Ltd.	2,008	10,291

	SHARES	VALUE†
S&T Motiv Co., Ltd.	543	$24,650
Sajo Industries Co., Ltd.	327	11,632
Samsung C&T Corp.	6,104	457,743
Samsung Card Co., Ltd.	3,768	110,726
Samsung Fire & Marine Insurance Co., Ltd.	2,866	534,313
Samsung Heavy Industries Co., Ltd. *	43,717	287,999
Samsung Life Insurance Co., Ltd.	10,710	636,610
Samsung Securities Co., Ltd.	7,725	228,298
Samyang Corp.	427	17,617
Samyang Holdings Corp.	578	28,993
SeAH Besteel Corp.	1,570	21,526
SeAH Steel Corp.	210	10,797
SeAH Steel Holdings Corp.	235	10,039
Sebang Co., Ltd.	1,306	13,047
Sebang Global Battery Co., Ltd.	944	30,937
Seohan Co., Ltd.	5,607	6,094
Shinhan Financial Group Co., Ltd.	21,114	737,838
Shinhan Financial Group Co., Ltd., ADR @	41,608	1,455,864
Shinsegae Co., Ltd.	1,093	239,863
Shinyoung Securities Co., Ltd.	511	23,753
Sindoh Co., Ltd.	605	20,080
SK Chemicals Co., Ltd.	1,366	51,732
SK Discovery Co Ltd.	1,596	29,287
SK Gas Co., Ltd.	889	55,295
SK Holdings Co., Ltd.	3,392	578,496
SK Innovation Co., Ltd.	7,488	1,039,174
SK Networks Co., Ltd.	21,566	100,244
SK Securities Co., Ltd.	36,346	18,809
SKC Co., Ltd.	1,827	60,791
Ssangyong Motor Co. *	7,906	18,969
Sung Kwang Bend Co., Ltd.	4,581	40,596
Sungwoo Hitech Co., Ltd.	7,756	24,802
Sunjin Co., Ltd.	941	8,536
Taekwang Industrial Co., Ltd.	61	57,627
Taewoong Co., Ltd. *	2,152	17,685
Taeyoung Engineering & Construction Co., Ltd.	6,376	70,895
Tongyang Life Insurance Co., Ltd.	6,487	20,717
Tongyang, Inc.	18,180	23,102
Unid Co., Ltd.	1,035	39,673
Wonik Holdings Co., Ltd. *	5,077	17,954
Woori Financial Group, Inc.	57,755	601,137
Woori Financial Spon ADR @*	5,636	175,900
Young Poong Corp.	46	23,382
Youngone Corp.	3,259	97,267
Youngone Holdings Co., Ltd.	787	31,187
Yuanta Securities Korea Co., Ltd. *	15,682	35,136

		32,663,106

Malaysia — 2.8%
Aeon Co. M Bhd	64,400	22,456
Affin Holdings Bhd	44,670	21,124
AirAsia Bhd	239,300	100,589
Alliance Financial Group Berhad	167,400	113,946
AMMB Holdings Berhad	285,887	282,678
Batu Kawan Berhad	18,800	70,405
Berjaya Corp. Berhad *	455,775	26,669
Berjaya Land Berhad *	215,200	9,766
Boustead Holdings Berhad	114,039	27,509
Boustead Plantations Bhd	55,720	8,783
Bumi Armada Bhd *	442,100	34,316
Cahya Mata Sarawak Bhd	68,100	43,915
CIMB Group Holdings Bhd	847,286	1,017,876
Coastal Contracts Bhd *	36,500	8,151
DRB-Hicom Berhad	119,100	67,415

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Eastern & Oriental Bhd	83,232	$13,120
Eco World Development Group Bhd *	176,300	27,369
Ekovest Bhd	165,800	30,491
Felda Global Ventures Holdings Bhd *	258,800	55,011
Gamuda Berhad	173,100	152,966
Genting Bhd	217,700	298,447
Genting Malaysia Bhd	237,300	171,727
HAP Seng Consolidated Berhad	24,400	57,460
Hengyuan Refining Co. Bhd *	9,900	10,380
Hong Leong Bank Bhd	14,300	55,875
Hong Leong Financial Group Berhad	35,721	138,721
IJM Corp. Berhad	342,560	179,175
IOI Properties Group Bhd	168,150	45,782
Jaya Tiasa Holdings Bhd	54,200	5,955
Keck Seng Malaysia Bhd	13,300	14,580
KNM Group Bhd *	258,360	23,140
Lotte Chemical Titan Holding Bhd ±	36,200	23,171
Mah Sing Group Bhd	205,885	36,879
Malayan Banking Bhd	275,919	560,800
Malaysia Airports Holdings Bhd	25,200	52,061
Malaysia Building Society Bhd	262,468	52,343
Malaysian Pacific Industries Bhd	5,200	11,351
Malaysian Resources Corp. Bhd	336,800	59,123
Matrix Concepts Holdings Bhd	42,800	19,320
Media Prima Bhd *	120,700	13,549
Mega First Corp. Bhd	24,800	24,166
MISC Berhad	148,520	276,679
MKH Bhd	63,050	17,769
MMC Corp. Berhad	115,100	29,139
Muhibbah Engineering M Bhd	47,400	27,283
Multi-Purpose Holdings Bhd	86,100	58,195
Oriental Holdings Berhad	36,560	56,757
OSK Holdings Berhad	74,455	17,160
Pos Malaysia Berhad	53,800	20,944
PPB Group Berhad	37,500	162,467
RHB Capital Berhad	177,571	239,193
Sapura Energy Bhd	662,200	44,284
Sarawak Oil Palms Bhd	20,500	10,184
Sime Darby Bhd	293,600	157,774
Sime Darby Property Bhd	177,600	35,630
SP Setia Bhd Group	191,880	62,326
Sunway Bhd	203,562	83,622
Ta Ann Holdings Bhd	33,360	17,608
TA Enterprise Bhd	140,200	21,430
TA Global Berhad	55,560	3,118
TAN Chong Motor Holdings Bhd	9,600	3,118
Time dotCom Bhd	9,380	20,454
UEM Sunrise Bhd *	225,600	35,831
UMW Oil & Gas Corp. Bhd *	509,331	40,143
United Malacca Bhd	14,600	17,784
UOA Development Bhd	121,000	57,798
VS Industry Bhd	134,600	43,399
Wah Seong Corp. Bhd *	3,573	521
WCT Holdings Bhd *	163,154	35,070
YTL Corp. Berhad	699,545	153,709

		5,737,949

Mexico — 2.9%
ALEATICA SAB de CV	17,691	17,714
Alfa SAB de CV, Class A	432,223	381,103

	SHARES	VALUE†
Alpek SA de CV	61,784	$71,947
Arca Continental SAB de CV	34,213	185,489
Banco del Bajio SA ±	69,070	114,102
Becle SAB de CV	20,954	30,803
Cemex SAB de CV	1,367,238	532,096
Coca-Cola Femsa SAB de CV	24,353	148,137
Consorcio ARA SAB de CV	72,788	15,233
Corp. Actinver SAB de CV	15,700	9,881
Corpovael SA de CV	28,643	15,676
Credito Real SAB de CV SOFOM ER	28,241	32,156
El Puerto de Liverpool SAB de CV, Series C	16,147	88,451
Elementia SAB de CV *±	22,420	6,510
Genomma Lab Internacional SAB de CV, Series B *	69,897	67,474
Gentera SAB de CV	125,754	104,253
Grupo Aeromexico SAB de CV *	36,839	26,751
Grupo Carso SAB de CV, Series A	36,003	105,634
Grupo Cementos de Chihuahua SAB de CV	12,907	69,264
Grupo Comercial Chedraui SA de CV	54,670	85,659
Grupo Elektra SAB de CV	2,237	158,474
Grupo Financiero Banorte SAB de CV	203,934	1,099,140
Grupo Financiero Inbursa SA	217,619	277,345
Grupo Herdez SAB de CV	5,381	11,425
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,715
Grupo Industrial Saltillo SAB de CV	23,686	27,414
Grupo Mexico SAB de CV, Series B	472,560	1,108,004
Grupo Rotoplas SAB de CV *	8,503	6,032
Grupo Sanborns SAB de CV	49,041	57,157
Grupo Simec SAB de CV, Series B *	4,376	13,957
Grupo Televisa SAB	88,975	174,352
Hoteles City Express SAB de CV *	17,476	15,223
Industrias Bachoco SAB de CV, ADR	1,239	65,952
Industrias Bachoco SAB de CV, Series B	5,634	24,750
Industrias CH SAB de CV, Series B *	23,916	99,377
Industrias Penoles SAB de CV	13,511	180,065
La Comer SAB de CV *	37,216	48,844
Minera Frisco SAB de CV, Class A1 *	59,337	11,637
Minera Frisco SAB de CV, Class A2 *	34,967	5,369
Nemak SAB de CV ±	56,001	25,256
Orbia Advance Corp. SAB de CV	150,008	294,026
Organizacion Cultiba SAB de CV	12,807	8,404
Organizacion Soriana SAB de CV, Class B	92,061	121,759
Promotora y Operadora de Infraestructura SAB de CV	3,342	29,886
Promotora y Operadora de Infraestructura SAB de CV	1,600	9,405
TV Azteca SAB de CV	109,303	5,373
Unifin Financiera SAB de CV SOFOM ENR	6,817	12,491
Vitro SAB de CV, Series A	11,941	26,134

		6,031,299

Philippines — 1.4%
Alliance Global Group, Inc.	400,400	84,205
Altus San Nicolas Corp. *§	6,799	680
Ayala Corp.	2,300	39,250
Bank of the Philippine Islands	96,829	173,743
BDO Unibank, Inc.	140,857	388,627
Belle Corp.	423,000	17,057
Cebu Air, Inc.	23,560	40,911
CEMEX Holdings Philippines, Inc. *±	125,000	6,295

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Philippines (Continued)
China Banking Corp.	80,076	$38,624
Cosco Capital, Inc.	257,000	32,379
DMCI Holdings, Inc.	385,900	61,872
East West Banking Corp. *	72,150	16,621
Emperador, Inc. *	147,300	20,178
Filinvest Land, Inc.	1,435,000	43,468
First Philippine Holdings Corp.	33,750	52,289
GT Capital Holdings, Inc.	7,712	125,285
JG Summit Holdings, Inc.	279,500	390,966
Lopez Holdings Corp.	73,200	6,200
LT Group, Inc.	220,200	59,224
Megaworld Corp.	1,125,700	94,912
Metropolitan Bank & Trust	165,290	218,133
Nickel Asia Corp.	253,000	19,330
Petron Corp.	421,800	40,691
Philex Mining Corp.	66,900	4,866
Philippine National Bank *	63,796	53,666
Pilipinas Shell Petroleum Corp.	50,340	31,372
Premium Leisure Corp.	846,000	11,426
Rizal Commercial Banking Corp.	47,790	24,434
Robinsons Land Corp.	353,155	166,936
Robinsons Retail Holdings, Inc.	43,490	66,288
San Miguel Corp.	67,120	222,093
Security Bank Corp.	24,930	94,756
Top Frontier Investment Holdings, Inc. *	8,630	37,464
Union Bank of the Philippines	24,340	27,754
Vista Land & Lifescapes, Inc.	694,200	103,400

		2,815,395

Poland — 1.2%
Alior Bank SA *	7,579	73,369
Amica SA	306	8,608
Asseco Poland SA	11,116	141,511
Bank Handlowy w Warszawie SA	1,333	17,119
Bank Millennium SA *	38,727	55,192
Bank Polska Kasa Opieki SA	3,121	79,696
Ciech SA *	1,973	16,605
Cyfrowy Polsat SA	19,613	129,218
Echo Investment SA	12,278	14,390
Enea SA *	32,379	69,399
Grupa Azoty SA *	6,701	56,514
Grupa Lotos SA	10,852	239,658
Jastrzebska Spolka Weglowa SA	2,892	15,707
Kernel Holding SA	6,315	69,290
KGHM Polska Miedz SA *	14,110	281,489
LC Corp. SA	26,490	15,458
Lubelski Wegiel Bogdanka SA	963	8,645
mBank SA *	910	78,880
Netia SA *	17,231	19,207
PGE SA *	69,060	137,634
PKP Cargo SA	3,933	24,274
Polski Koncern Naftowy Orlen SA	33,586	826,647
Powszechna Kasa Oszczednosci Bank Polski SA	10,678	104,701
Stalprodukt SA	83	4,926
Tauron Polska Energia SA *	117,990	45,518

		2,533,655

Russia — 2.5%
Gazprom PAO, ADR	253,110	1,747,471
Lukoil PJSC, ADR	33,238	2,750,112
Rosneft Oil Co. PJSC, GDR	58,613	376,061
RusHydro PJSC, ADR	61,905	50,143

	SHARES	VALUE†
VTB Bank PJSC	115,250	$149,249

		5,073,036

Singapore — 0.0%
Grindrod Shipping Holdings Ltd. @*	905	5,020
South Africa — 6.6%
Absa Group Ltd.	87,529	883,497
Advtech Ltd.	25,099	20,716
Aeci Ltd.	22,951	145,419
African Oxygen Ltd.	8,358	11,203
African Phoenix Investments Ltd. *	72,611	3,740
African Rainbow Minerals Ltd.	16,801	156,129
Alexander Forbes Group Holdings Ltd.	100,385	37,118
Allied Electronics Corp., Ltd., Class A	12,228	20,508
Alviva Holdings Ltd.	14,413	15,036
Anglo American Platinum Ltd.	294	17,724
AngloGold Ashanti Ltd.	16,094	301,891
AngloGold Ashanti Ltd., ADR	47,680	871,114
ArcelorMittal South Africa Ltd. *	23,974	3,387
Ascendis Health Ltd. *	19,546	5,485
Aspen Pharmacare Holdings Ltd.	23,728	134,660
Assore Ltd. @	3,341	56,266
Astral Foods Ltd.	5,245	50,909
Aveng Ltd. @*	559,813	739
Barloworld Ltd.	39,661	302,728
Blue Label Telecoms Ltd. *	17,959	3,427
Caxton & CTP Publishers & Printers Ltd.	18,814	8,783
Clover Industries Ltd.	27,051	44,314
DataTec Ltd.	42,639	94,006
Discovery Ltd.	12,071	90,901
EOH Holdings Ltd. *	6,411	5,080
Exxaro Resources Ltd.	28,589	246,532
Gold Fields Ltd., ADR	163,422	804,036
Grindrod Ltd.	63,691	18,924
Harmony Gold Mining Co., Ltd., ADR @*	50,543	143,542
Hudaco Industries Ltd.	4,134	28,628
Impala Platinum Holdings Ltd. *	59,730	375,772
Imperial Holdings Ltd.	34,161	117,674
Investec Ltd.	27,852	146,846
Invicta Holdings Ltd. @	2,388	3,114
KAP Industrial Holdings Ltd.	227,015	70,900
Kumba Iron Ore Ltd. @	663	16,393
Lewis Group Ltd.	10,850	22,782
Liberty Holdings Ltd.	21,825	161,976
Life Healthcare Group Holdings Ltd.	93,668	140,270
Long4Life Ltd. *	66,407	18,109
Merafe Resources Ltd.	200,153	13,216
Metair Investments Ltd.	23,331	35,432
Momentum Metropolitan Holdings	152,272	187,512
Motus Holdings Ltd.	16,843	76,536
Mpact Ltd.	27,799	29,552
MTN Group Ltd. @	258,486	1,643,592
Murray & Roberts Holdings Ltd.	70,150	61,095
Nampak Ltd. *	66,852	41,890
Nedbank Group Ltd.	41,264	617,993
Oceana Group Ltd.	4,153	19,042
Old Mutual Ltd. @	286,655	365,866
Omnia Holdings Ltd. @	27,935	45,947
Peregrine Holdings Ltd.	23,191	26,751
Pioneer Foods Group Ltd.	7,900	55,297
PPC Ltd. *	147,503	39,055
Raubex Group Ltd.	16,897	21,265
RCL Foods Ltd.	15,951	10,164
Reunert Ltd.	23,002	104,796
Rhodes Food Group Pty Ltd.	12,062	12,337

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Royal Bafokeng Platinum Ltd. *	11,506	$29,629
Sanlam Ltd.	15,040	74,063
Sappi Ltd.	89,490	221,878
Sasol Ltd.	25,120	419,734
Sasol Ltd., ADR @	30,724	522,615
Sibanye-Stillwater *	265,573	367,892
Standard Bank Group Ltd.	185,639	2,141,253
Steinhoff International Holdings NV @*	277,126	17,932
Super Group Ltd. *	66,941	122,655
Telkom SA SOC Ltd.	52,920	246,657
Tongaat Hulett Ltd. *§	15,539	13,554
Trencor Ltd. *	28,700	57,267
Truworths International Ltd.	31,969	111,876
Tsogo Sun Gaming Ltd. *	69,401	60,442
Wilson Bayly Holmes-Ovcon Ltd.	6,827	64,416

		13,479,479

Spain — 0.2%
Banco Santander Sa *	77,719	316,248
CEMEX Latam Holdings SA *	13,000	16,194

		332,442

Taiwan — 17.1%
Ability Enterprise Co., Ltd.	25,195	13,643
Acer, Inc.	267,884	153,696
Alpha Networks, Inc. *	53,200	40,297
Ambassador Hotel (The)	20,000	13,925
AmTRAN Technology Co., Ltd. *	99,360	36,990
Ardentec Corp.	39,092	35,155
Asia Cement Corp.	317,269	442,803
Asia Pacific Telecom Co., Ltd. *	192,000	37,318
Asia Polymer Corp.	29,508	14,219
Asia Vital Components Co., Ltd.	53,000	64,916
Asustek Computer, Inc.	75,000	499,202
AU Optronics Corp.	868,000	219,906
AU Optronics Corp., ADR @	73,574	180,992
BES Engineering Corp.	229,000	57,279
Capital Securities Corp.	256,437	72,820
Career Technology MFG. Co., Ltd.	20,000	23,562
Casetek Holdings Ltd.	23,751	40,421
Catcher Technology Co., Ltd.	98,000	742,317
Cathay Financial Holding Co., Ltd.	819,000	1,079,698
Cathay Real Estate Development Co., Ltd.	70,000	46,254
Chang Hwa Commercial Bank Ltd.	633,578	442,133
Cheng Loong Corp.	114,000	65,590
Cheng Uei Precision Industry Co., Ltd.	62,543	70,154
Chia Hsin Cement Corp.	22,000	12,941
Chilisin Electronics Corp.	19,380	52,347
Chin-Poon Industrial Co., Ltd.	55,000	56,109
China Airlines Ltd.	422,111	123,540
China Bills Finance Corp.	110,000	52,652
China Chemical & Pharmaceutical Co., Ltd.	19,000	11,483
China Development Financial Holding Corp.	1,339,468	398,933
China General Plastics Corp.	26,000	16,635
China Life Insurance Co., Ltd. *	283,585	224,861
China Manmade Fibers Corp.	173,595	45,603
China Metal Products	31,000	30,426
China Motor Corp. §	56,195	44,649
China Petrochemical Development Corp.	347,550	111,912
China Steel Corp.	1,869,800	1,386,175

	SHARES	VALUE†
China Synthetic Rubber Corp.	96,604	$101,354
Chipbond Technology Corp.	82,000	151,977
ChipMOS TECHNOLOGIES, Inc.	28,897	29,386
Chun Yuan Steel	30,000	9,815
Chung Hung Steel Corp.	105,000	32,964
Chung Hwa Pulp Corp.	79,367	23,587
Chung-Hsin Electric & Machinery Manufacturing Corp.	55,000	35,810
Clevo Co.	71,000	71,974
CMC Magnetics Corp. *§	288,337	77,139
Compal Electronics, Inc.	671,000	387,142
Compeq Manufacturing Co., Ltd.	127,000	142,251
Continental Holdings Corp.	42,000	19,291
Coretronic Corp.	64,800	77,907
CTBC Financial Holding Co., Ltd.	2,582,280	1,714,612
CyberTAN Technology, Inc.	37,000	21,825
D-Link Corp. *	77,112	30,199
Darfon Electronics Corp.	17,000	21,589
Darwin Precisions Corp.	38,000	21,496
Depo Auto Parts Ind Co., Ltd.	12,000	24,252
Dynapack International Technology Corp.	23,000	38,995
E Ink Holdings, Inc.	61,000	55,348
E.Sun Financial Holding Co., Ltd.	1,185,937	1,003,428
Elite Semiconductor Memory Technology, Inc.	45,000	47,793
Elitegroup Computer Systems Co., Ltd. *	58,877	23,912
Entie Commercial Bank Co., Ltd.	68,000	32,439
Epistar Corp. *	146,828	114,767
Eternal Materials Co., Ltd.	44,991	36,762
Eva Airways Corp.	381,478	167,841
Everest Textile Co., Ltd. *	45,444	14,794
Evergreen International Storage & Transport Corp.	54,000	23,846
Evergreen Marine Corp., Taiwan Ltd.	272,944	114,370
Everlight Chemical Industrial Corp.	56,000	29,422
Everlight Electronics Co., Ltd.	51,000	45,782
Far Eastern Department Stores Ltd.	134,220	103,398
Far Eastern International Bank	290,961	112,541
Far Eastern New Century Corp.	519,338	479,590
Farglory Land Development Co., Ltd.	51,721	60,933
Federal Corp. *	75,590	29,359
First Financial Holding Co., Ltd.	1,028,577	722,751
First Steamship Co., Ltd.	36,000	14,331
FocalTech Systems Co., Ltd. *	26,000	17,683
Formosa Advanced Technologies Co., Ltd.	20,000	21,950
Formosa Chemicals & Fibre Corp.	134,000	374,472
Formosa Taffeta Co., Ltd.	90,000	98,052
Formosan Rubber Group, Inc.	55,080	31,957
Formosan Union Chemical	50,715	21,251
Foxconn Technology Co., Ltd.	96,127	200,468
Fubon Financial Holding Co., Ltd.	1,119,211	1,607,144
Fulltech Fiber Glass Corp.	31,310	14,129
Gemtek Technology Corp. *	47,000	39,767
Getac Technology Corp.	9,000	13,562
Giantplus Technology Co., Ltd. *	37,000	16,160
Gigastorage Corp. *	77,000	20,674
Gloria Material Technology Corp.	88,392	57,409
Gold Circuit Electronics Ltd. *	45,000	20,016
Goldsun Building Materials Co., Ltd.	193,953	56,702
Grand Pacific Petrochemical *	148,000	86,345
Great Wall Enterprise Co., Ltd.	56,155	68,238
Hannstar Board Corp.	36,718	48,228

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
HannStar Display Corp.	443,770	$91,545
HannsTouch Solution, Inc. *	32,279	14,358
Hey Song Corp.	31,750	32,032
Highwealth Construction Corp.	9,000	14,476
Hiroca Holdings Ltd.	8,000	16,787
Ho Tung Chemical Corp.	108,688	24,733
Hon Hai Precision Industry Co., Ltd.	1,211,068	2,857,425
Hon Hai Precision Industry Co., Ltd. GDR	15,988	75,383
Hong Pu Real Estate Development Co., Ltd.	45,000	29,807
HTC Corp.	69,000	78,954
Hua Nan Financial Holdings Co., Ltd.	756,209	510,647
Hung Sheng Construction Co., Ltd. *	79,200	50,801
Ichia Technologies, Inc.	52,000	28,242
IEI Integration Corp.	8,000	13,641
Innolux Corp.	1,550,757	329,900
Inventec Co., Ltd.	261,282	180,226
Jih Sun Financial Holdings Co., Ltd.	247,258	78,741
KEE TAI Properties Co., Ltd.	60,000	22,821
Kindom Construction Corp.	42,000	37,161
King Yuan Electronics Co., Ltd.	185,100	207,924
King’s Town Bank Co., Ltd.	121,000	120,319
Kinpo Electronics	230,000	79,324
Kinsus Interconnect Technology Corp.	44,000	59,424
Kuoyang Construction Co., Ltd.	45,493	20,089
L&K Engineering Co., Ltd.	16,000	12,841
Lealea Enterprise Co., Ltd.	109,406	32,443
Lextar Electronics Corp.	40,000	20,693
Li Peng Enterprise Co., Ltd.	91,245	20,558
Lien Hwa Industrial Corp.	56,505	61,378
Lingsen Precision Industries Ltd. *	41,000	12,158
Lite-On Semiconductor Corp.	21,000	27,854
Lite-On Technology Corp.	319,874	508,301
Long Chen Paper Co., Ltd.	86,249	37,947
Macronix International	119,171	120,998
MediaTek, Inc.	19,000	225,983
Mega Financial Holding Co., Ltd.	1,056,850	979,369
Mercuries & Associates Holdings Ltd. *	60,495	36,853
Mercuries Life Insurance Co., Ltd. *	137,105	47,065
MIN AIK Technology Co., Ltd. *	25,600	11,552
Mitac Holdings Corp.	47,676	40,185
Motech Industries, Inc. *	36,775	11,119
Nan Ya Printed Circuit Board Corp. *	24,200	39,469
Nanya Technology Corp.	160,000	415,156
Neo Solar Power Corp. *	172,197	45,402
Nien Hsing Textile Co., Ltd.	21,957	16,136
O-Bank Co., Ltd. *	84,000	20,767
OptoTech Corp.	49,063	39,694
Orient Semiconductor Electronics Ltd. *	42,485	23,828
Oriental Union Chemical Corp.	16,000	11,372
Pan Jit International, Inc.	21,600	20,295
Pan-International Industrial Corp.	34,380	25,986
Pegatron Corp.	288,249	501,715
POU Chen Corp.	332,133	425,544
Powertech Technology, Inc.	23,000	64,646
President Securities Corp.	109,122	45,549
Prince Housing & Development Corp.	148,970	52,819
Qisda Corp.	288,400	196,608
Radium Life Tech Co., Ltd.	101,477	38,433
Rich Development Co., Ltd.	120,978	39,579
Ritek Corp. *	87,399	24,678
Ruentex Development Co., Ltd. *	50,949	68,152
Ruentex Industries Ltd. *	41,400	89,273
Sampo Corp.	10,600	6,235

	SHARES	VALUE†
San Fang Chemical Industry Co., Ltd.	13,000	$10,182
Sanyang Industry Co., Ltd.	76,573	51,831
Sesoda Corp.	23,100	19,210
Shihlin Electric & Engineering Corp.	35,000	51,838
Shin Kong Financial Holding Co., Ltd. *	1,150,191	348,121
Shin Zu Shing Co., Ltd.	16,000	59,566
Shining Building Business Co., Ltd. *	72,267	25,739
Shinkong Insurance Co., Ltd.	30,000	36,165
Shinkong Synthetic Fibers Corp.	186,151	68,401
Sigurd Microelectronics Corp.	53,000	56,546
Sincere Navigation Corp.	27,810	14,387
Sinon Corp.	64,000	38,267
SinoPac Financial Holdings Co., Ltd.	1,166,094	454,793
Sirtec International Co., Ltd.	12,000	12,223
Supreme Electronics Co., Ltd.	39,000	36,455
Synnex Technology International Corp.	138,300	161,817
Ta Ya Electric Wire & Cable	47,840	16,268
Taichung Commercial Bank Co., Ltd.	364,744	139,316
Taiflex Scientific Co., Ltd.	25,740	35,302
Tainan Spinning Co., Ltd.	142,427	51,646
Taishin Financial Holding Co., Ltd.	1,055,874	471,365
Taiwan Business Bank	553,823	227,602
Taiwan Cement Corp.	734,095	938,190
Taiwan Cooperative Financial Holding Co., Ltd.	836,973	553,045
Taiwan Fertilizer Co., Ltd.	78,000	114,393
Taiwan FU Hsing Industrial Co., Ltd.	21,000	29,817
Taiwan Glass Industrial Corp.	169,321	63,582
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	65,817
Taiwan PCB Techvest Co., Ltd.	28,000	32,400
Taiwan Shin Kong Security Co., Ltd.	10,000	12,087
Taiwan Surface Mounting Technology Co., Ltd.	27,518	65,193
Tatung Co., Ltd. *	147,000	80,549
Teco Electric & Machinery Co., Ltd.	229,000	184,532
Test Rite International Co., Ltd.	36,000	24,948
Thye Ming Industrial Co., Ltd.	10,000	10,024
Ton Yi Industrial Corp.	120,000	45,835
Tong Yang Industry Co., Ltd.	41,921	63,372
TPK Holding Co., Ltd. *	46,000	82,883
Tripod Technology Corp.	25,000	89,848
TSRC Corp.	26,000	20,113
Tung Ho Steel Enterprise Corp.	119,000	82,659
TXC Corp.	56,000	70,306
TYC Brother Industrial Co., Ltd.	21,000	21,187
U-Ming Marine Transport Corp.	47,000	50,826
Unimicron Technology Corp.	197,000	277,170
Union Bank of Taiwan	162,661	54,789
Unitech Printed Circuit Board Corp.	67,320	76,706
United Microelectronics Corp.	2,379,513	1,027,751
Universal Cement Corp.	46,836	28,079
UPC Technology Corp.	144,916	49,513
USI Corp.	132,130	54,940
Wah Lee Industrial Corp.	25,000	42,628
Walsin Lihwa Corp.	328,000	153,298
Wan Hai Lines Ltd.	100,650	59,207
Waterland Financial Holdings Co., Ltd.	280,723	96,818
Weikeng Industrial Co., Ltd.	32,945	19,327
Winbond Electronics Corp.	447,893	257,696
Wisdom Marine Lines Co., Ltd. *	58,280	56,355
Wistron Corp.	457,431	369,342
WPG Holdings Ltd.	225,400	277,532
WT Microelectronics Co., Ltd.	71,265	89,011
Yang Ming Marine Transport Corp. *	145,100	36,480
YC Co., Ltd.	21,396	8,103

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
YC INOX Co., Ltd.	50,000	$42,225
Yea Shin International Development Co., Ltd.	29,995	16,581
Yeong Guan Energy Technology Group Co., Ltd. *	18,000	31,446
YFY, Inc.	150,385	56,471
Yieh Phui Enterprise Co., Ltd.	116,525	34,254
Youngtek Electronics Corp.	12,000	16,168
Yuanta Financial Holding Co., Ltd.	1,469,815	876,455
Yulon Motor Co., Ltd.	123,272	78,077
Zhen Ding Technology Holding Ltd.	62,000	221,825
Zinwell Corp.	43,000	32,086

		34,965,107

Thailand — 3.5%
Amarin Printing & Publishing PCL	3,600	574
Ananda Development PCL	180,700	18,433
AP Thailand PCL	271,300	59,875
Asia Aviation PCL	299,900	29,809
Asia Plus Group Holdings PCL	122,900	8,358
Bangchak Corp. PCL	112,900	100,589
Bangkok Bank PCL, NVDR	29,900	169,614
Bangkok Insurance PCL	2,100	22,040
Bangkok Land PCL	1,039,700	49,971
Bangkok Life Assurance PCL	57,200	37,965
Bank of Ayudhya PCL	46,800	50,878
Banpu PCL	487,750	188,179
Cal-Comp Electronics Thailand PCL	482,400	26,498
Charoen Pokphand Foods PCL	450,800	386,905
Esso Thailand PCL	105,200	27,689
GFPT PCL	28,300	16,563
Hana Microelectronics PCL	63,900	59,022
IRPC PCL	1,150,700	138,453
Italian-Thai Development PCL	353,100	21,820
Kasikornbank PCL, NVDR	161,800	827,912
KGI Securities Thailand PCL	140,700	20,701
Khon Kaen Sugar Industry PCL	135,600	10,641
Kiatnakin Bank PCL	32,300	69,701
Krung Thai Bank PCL	329,575	185,342
Lanna Resources PCL	2,500	723
LH Financial Group PCL	653,200	28,618
LPN Development PCL	151,700	28,024
Maybank Kim Eng Sec	40,600	11,084
Polyplex Thailand PCL	40,600	18,717
Precious Shipping PCL *	87,600	24,632
Property Perfect PCL	865,900	24,065
Pruksa Holding PCL	88,800	48,486
PTT Exploration & Production PCL	158,300	626,264
PTT Global Chemical PCL	253,528	445,549
PTT PCL	1,225,700	1,913,591
Quality Houses PCL	568,100	49,037
Rojana Industrial Park PCL	159,700	34,723
Sansiri PCL	826,000	32,408
SC Asset Corp. PCL	188,600	15,786
Sena Development PCL	109,300	11,507
Siam Commercial Bank PCL	102,300	394,684
Somboon Advance Technology PCL	55,800	30,650
Sri Trang Agro-Industry PCL	101,000	34,013
Star Petroleum Refining PCL	180,700	54,946
STP & I PCL	167,100	35,513

	SHARES	VALUE†
Supalai PCL	169,900	$99,990
Super Energy Corp. PCL *	1,958,200	39,695
SVI PCL	75,100	11,246
Thai Airways International PCL *	92,500	27,522
Thai Central Chemical PCL	1,600	1,177
Thai Oil PCL	110,800	252,683
Thai Stanley Electric PCL	3,100	18,396
Thaicom PCL *	48,300	7,485
Thanachart Capital PCL	43,500	81,069
Thitikorn PCL	29,900	9,532
Thoresen Thai Agencies PCL	166,348	29,370
TMB Bank PCL	899,300	46,163
TPI Polene PCL	676,600	33,847
True Corp. PCL	1,205,100	206,859
Vinythai PCL	42,500	34,183

		7,289,769

Turkey — 1.0%
Akbank TAS *	345,029	496,128
Anadolu Efes Biracilik Ve Malt Sanayii AS	6,445	24,972
Enka Insaat ve Sanayi AS	90,281	90,329
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	69,898	27,602
Sekerbank TAS *	54,778	10,282
Trakya Cam Sanayi AS	76,578	40,276
Turk Hava Yollari *	81,666	179,038
Turkiye Garanti Bankasi AS *	348,574	630,236
Turkiye Halk Bankasi AS *	66,222	76,929
Turkiye Is Bankasi *	188,214	208,978
Turkiye Sinai Kalkinma Bankasi AS *	190,047	31,972
Turkiye Vakiflar Bankasi TAO *	113,664	104,264
Yapi ve Kredi Bankasi AS *	194,984	83,214

		2,004,220

TOTAL COMMON STOCKS (Identified Cost $211,875,935)		199,458,711

PREFERRED STOCKS — 2.3%
Brazil — 2.2%
Banco ABC Brasil SA, 6.300%	10,815	46,592
Banco do Estado do Rio Grande do Sul SA, PF B, 10.270%	24,408	132,469
Banco Pan SA, 0.950%	11,300	23,144
Cia Brasileira de Distribuicao, 1.450%	3,300	63,380
Cia Ferro Ligas da Bahia - FERBASA, 7.430%	4,895	21,324
Marcopolo SA, 4.310%	40,504	31,682
Petroleo Brasileiro SA, 4.310%	455,414	3,019,689
Petroleo Brasileiro SA, ADR, 4.440%	84,297	1,107,662
Usinas Siderurgicas de Minas Gerais SA, PF A, 2.110%	8,950	16,823

		4,462,765

Colombia — 0.1%
Avianca Holdings SA,3.340%	41,262	18,022
Grupo Argos SA, 2.530%	12,517	48,773
Grupo de Inversiones Suramericana SA, 1.820%	8,046	67,929

		134,724

Korea — 0.0%
CJ Corp. *	252	12,641
TOTAL PREFERRED STOCKS (Identified Cost $3,733,909)
		4,610,130

The accompany notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
RIGHTS AND WARRANTS — 0.0%
Hong Kong — 0.0%
Legend Holdings CP Rights *§	1,461	$—

Thailand — 0.0%
TMB Bank Public Co. Rights *§	622,554	3,461

		3,461

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		3,461

SHORT-TERM INVESTMENTS — 1.9%
Investment Company — 0.0%
State Street Institutional U.S. Government Money Market Fund 1.880%	22,373	22,373

Collateral For Securities On Loan — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.070%	3,822,716	3,822,716

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,845,089)		3,845,089

Total Investments — 101.5% (Identified Cost $219,454,933)		207,917,391
Liabilities, Less Cash and Other Assets — (1.5%)		(3,022,719)

Net Assets — 100.0%		$204,894,672

†	See Note 1
*	Non-income producing security
@	A portion or all of the security/securities were held on loan. As of September 30, 2019, the market value of the securities on loan was $4,566,092.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at September 30, 2019 amounted to $2,392,244 or 1.17% of the net assets of the Fund.

~	Bankrupt/delisted security

Key	to abbreviations:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

The accompany notes are an integral part of these portfolio of investments.

Country Weightings as of September 30, 2019 (As a percentage of long-term investments) (Unaudited)

Country	Percentage
Taiwan	17.2%
China	16.9%
Korea	16.0%
India	12.8%
Brazil	9.5%
South Africa	6.6%
Thailand	3.6%
Mexico	3.0%
Malaysia	2.8%
Other	11.6%

100.0%

Ten largest industry holdings as of September 30, 2019 (As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	23.1%
Oil, Gas & Consumable Fuels	16.1%
Metals & Mining	9.2%
Insurance	3.9%
Wireless Telecommunication Services	3.8%
Electronic Equipment, Instruments & Components	3.7%
Real Estate Management & Development	3.6%
Industrial Conglomerates	2.8%
Chemicals	2.7%
Automobiles	2.4%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	15,716	$449,163
Agree Realty Corp.	6,555	479,498
Alexander’s, Inc.	403	140,409
Alexandria Real Estate Equities, Inc.	19,591	3,017,798
American Assets Trust, Inc.	7,620	356,159
American Campus Communities, Inc.	24,353	1,170,892
American Finance Trust, Inc. @	827	11,545
American Homes 4 Rent., Class A	47,061	1,218,409
American Tower Corp.	75,253	16,640,696
Apartment Investment & Management Co., Class A	26,110	1,361,375
Apple Hospitality REIT, Inc.	37,683	624,784
Ashford Hospitality Trust, Inc.	19,998	66,193
AvalonBay Communities, Inc.	23,782	5,120,978
Bluerock Residential Growth REIT, Inc.	3,300	38,841
Boston Properties, Inc.	26,660	3,456,736
Braemar Hotels & Resorts, Inc.	7,756	72,829
Brandywine Realty Trust	30,935	468,665
Brixmor Property Group, Inc.	51,495	1,044,834
Brookfield Property REIT, Inc., Class A @	14,612	297,939
BRT Apartments Corp.	400	5,832
Camden Property Trust	16,864	1,872,073
CareTrust REIT, Inc.	13,678	321,501
CBL & Associates Properties, Inc. @	34,365	44,331
Cedar Realty Trust, Inc.	17,672	53,016
Chatham Lodging Trust	8,674	157,433
City Office REIT, Inc.	5,176	74,483
Clipper Realty, Inc.	1,167	11,892
Columbia Property Trust, Inc.	20,505	433,681
Community Healthcare Trust, Inc.	3,480	155,034
CorePoint Lodging, Inc.	7,863	79,495
CoreSite Realty Corp.	6,741	821,391
Corporate Office Properties Trust	19,635	584,730
Cousins Properties, Inc.	24,914	936,517
Crown Castle International Corp.	70,525	9,803,680
CubeSmart	32,818	1,145,348
CyrusOne, Inc.	18,871	1,492,696
DiamondRock Hospitality Co.	38,224	391,796
Digital Realty Trust, Inc.	35,595	4,620,587
Douglas Emmett, Inc.	28,724	1,230,249
Duke Realty Corp.	62,469	2,122,072
Easterly Government Properties, Inc.	8,837	188,228
EastGroup Properties, Inc.	6,698	837,384
Empire State Realty Trust, Inc., Class A	25,972	370,620
EPR Properties	13,058	1,003,638
Equinix, Inc.	14,409	8,311,111
Equity Commonwealth	21,729	744,218
Equity LifeStyle Properties, Inc.	15,000	2,004,000
Equity Residential	63,154	5,447,664
Essential Properties Realty Trust, Inc.	1,384	31,707
Essex Property Trust, Inc.	11,327	3,699,965
Extra Space Storage, Inc.	22,232	2,597,142
Federal Realty Investment Trust	13,066	1,778,805
First Industrial Realty Trust, Inc.	22,063	872,812
Four Corners Property Trust, Inc.	10,646	301,069
Franklin Street Properties Corp.	22,915	193,861
Front Yard Residential Corp.	1,000	11,560
Gaming & Leisure Properties, Inc.	35,317	1,350,522
Getty Realty Corp.	6,637	212,782
Gladstone Commercial Corp.	5,964	140,154
Global Medical REIT, Inc.	5,127	58,448
Global Net Lease, Inc.	11,391	222,125

	SHARES	VALUE†
Global Self Storage, Inc.	1,614	$7,683
HCP, Inc.	83,379	2,970,794
Healthcare Realty Trust, Inc.	22,669	759,412
Healthcare Trust of America, Inc., Class A	36,588	1,074,955
Hersha Hospitality Trust	7,035	104,681
Highwoods Properties, Inc.	18,570	834,536
Host Hotels & Resorts, Inc.	125,526	2,170,345
Hudson Pacific Properties, Inc.	26,970	902,416
Independence Realty Trust, Inc.	13,010	186,173
Industrial Logistics Properties Trust	8,397	178,436
Investors Real Estate Trust	2,611	194,963
Invitation Homes, Inc.	73,637	2,180,392
Iron Mountain, Inc.	47,541	1,539,853
JBG SMITH Properties	20,330	797,139
Kilroy Realty Corp.	17,773	1,384,339
Kimco Realty Corp.	73,620	1,537,186
Kite Realty Group Trust	16,957	273,856
Lamar Advertising Co., Class A	15,112	1,238,126
Lexington Realty Trust	37,085	380,121
Liberty Property Trust	26,013	1,335,247
Life Storage, Inc.	8,397	885,128
LTC Properties, Inc.	6,971	357,055
Macerich Co. (The) @	18,478	583,720
Mack-Cali Realty Corp.	15,758	341,318
Medical Properties Trust, Inc.	69,638	1,362,119
MGM Growth Properties LLC, Class A	15,146	455,137
Mid-America Apartment Communities, Inc.	19,661	2,556,127
Monmouth Real Estate Investment Corp.	14,037	202,273
National Health Investors, Inc.	7,578	624,351
National Retail Properties, Inc.	28,607	1,613,435
National Storage Affiliates Trust	8,583	286,415
New Senior Investment Group, Inc.	17,592	117,515
NexPoint Residential Trust, Inc.	2,800	130,928
Office Properties Income Trust	8,380	256,763
Omega Healthcare Investors, Inc.	35,948	1,502,267
One Liberty Properties, Inc.	2,871	79,039
Outfront Media, Inc.	23,791	660,914
Paramount Group, Inc.	32,574	434,863
Park Hotels & Resorts, Inc.	43,711	1,091,464
Pebblebrook Hotel Trust @	22,918	637,579
Pennsylvania REIT @	14,993	85,760
Physicians Realty Trust	30,813	546,931
Piedmont Office Realty Trust, Inc., Class A	22,147	462,429
Plymouth Industrial REIT, Inc.	804	14,729
Prologis, Inc.	107,206	9,136,095
PS Business Parks, Inc.	3,640	662,298
Public Storage	26,759	6,563,180
QTS Realty Trust, Inc., Class A	8,920	458,577
Realty Income Corp.	54,668	4,191,942
Regency Centers Corp.	27,733	1,927,166
Retail Opportunity Investments Corp.	22,076	402,445
Retail Properties of America, Inc., Class A	37,649	463,836
Retail Value, Inc.	3,622	134,159
Rexford Industrial Realty, Inc.	16,853	741,869
RLJ Lodging Trust	30,974	526,248
RPT Realty	14,849	201,204
Ryman Hospitality Properties	8,389	686,304
Sabra Healthcare REIT, Inc.	31,913	732,722
Saul Centers, Inc.	3,089	168,381
SBA Communications Corp.	19,261	4,644,790
Senior Housing Properties Trust	46,083	426,498
Seritage Growth Properties, Class A @	4,826	205,057
Service Properties Trust	28,849	744,016
Simon Property Group, Inc.	52,410	8,157,617
SITE Centers Corp.	26,870	406,006

The accompany notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
SL Green Realty Corp.	14,220	$1,162,485
Sotherly Hotels, Inc.	3,111	20,813
Spirit MTA REIT	9,141	77,150
Spirit Realty Capital, Inc.	16,070	769,110
STAG Industrial, Inc. @	20,104	592,666
STORE Capital Corp.	35,598	1,331,721
Summit Hotel Properties, Inc.	21,227	246,233
Sun Communities, Inc.	15,480	2,298,006
Sunstone Hotel Investors, Inc.	40,540	557,020
Tanger Factory Outlet Centers, Inc. @	18,139	280,792
Taubman Centers, Inc.	11,250	459,338
Terreno Realty Corp.	10,190	520,607
UDR, Inc.	48,789	2,365,291
UMH Properties, Inc.	5,369	75,596
Uniti Group, Inc. @	27,583	214,182
Universal Health Realty Income Trust	2,594	266,663
Urban Edge Properties	22,808	451,370
Urstadt Biddle Properties, Inc.	1,000	18,850
Urstadt Biddle Properties, Inc., Class A	6,307	149,476
Ventas, Inc.	63,609	4,645,365
VEREIT, Inc.	170,759	1,670,023
Vornado Realty Trust	29,948	1,906,789
Washington Prime Group, Inc. @	37,014	153,238
Washington REIT	14,041	384,162
Weingarten Realty Investors	21,441	624,576
Welltower, Inc.	69,162	6,269,535
Whitestone REIT @	7,118	97,944
WP Carey, Inc.	28,765	2,574,468
Xenia Hotels & Resorts, Inc.	18,403	388,671

		200,264,857

TOTAL COMMON STOCKS (Identified Cost $113,686,796)		200,264,857

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 1.880%	480,817	480,817

Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.070%	399,383	399,383

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $880,200)		880,200

Total Investments — 99.7% (Identified Cost $114,566,996)		201,145,057
Cash and Other Assets, Less Liabilities — 0.3%		549,108

Net Assets — 100.0%		$201,694,165

†	See Note 1
@	A portion or all of the security were held on loan. As of September 30, 2019, the market value of the securities on loan was $3,070,851.

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompany notes are an integral part of these portfolio of investments.

Portfolio Sectors as of September 30, 2019 (As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	24.0%
Residential REITs	16.0%
Retail REITs	13.8%
Diversified REITs	13.0%
Health Care REITs	11.1%
Office REITs	9.9%
Industrial REITs	7.6%
Hotels & Resorts REITs	4.6%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	442,398	$4,043,520
SA Global Fixed Income Fund €	580,296	5,576,643
SA International Value Fund €	659,887	7,027,801
SA Real Estate Securities Fund €	168,455	2,247,186
SA U.S. Core Market Fund €	178,208	4,460,550
SA U.S. Fixed Income Fund €	365,314	3,711,588
SA U.S. Small Company Fund €	162,200	4,069,612
SA U.S. Value Fund €	345,111	5,935,904

		37,072,804

TOTAL MUTUAL FUNDS (Identified Cost $35,522,881)		37,072,804

Total Investments — 100.0% (Identified Cost $35,522,881)		37,072,804
Cash and Other Assets, Less Liabilities — 0.0%		1,979

Net Assets — 100.0%		$37,074,783

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds.

The accompany notes are an integral part of these portfolio of investments.

Notes to Portfolios of Investments- September 30, 2019 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain inputs with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Portfolios of Investments- September 30, 2019 (Unaudited) (Continued)

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of September 30, 2019, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance as of September 30, 2019
SA U.S. Fixed Income Fund
Bonds and Notes	$—	$338,172,363	$—	$338,172,363
Short-Term Investments	1,285,416	272,109,726	—	273,395,142

Total Investments	$1,285,416	$610,282,089	$—	$611,567,505

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$—	$726,929,388	$—	$726,929,388
Short-Term Investments	2,115,072	53,148,672	—	55,263,744
Other Financial Instruments Forward Foreign Currency Contracts	—	9,800,562	—	9,800,562

Total Investments	$2,115,072	$789,878,622	$—	$791,993,694

Liabilities:
Other Financial Instruments Forward Foreign Currency Contracts	$—	$(1,278,652)	$—	$(1,278,652)

SA U.S. Core Market Fund
Common Stocks	$654,333,110	$—	$—	$654,333,110
Mutual Funds	28,792,702	—	—	28,792,702
Short-Term Investments	1,267,989	—	—	1,267,989

Total Investments	$684,393,801	$—	$—	$684,393,801

SA U.S. Value Fund
Common Stocks	$601,705,575	$—	$—	$601,705,575
Short-Term Investments	2,741,867	—	—	2,741,867

Total Investments	$604,447,442	$—	$—	$604,447,442

Notes to Portfolios of Investments- September 30, 2019 (Unaudited) (Continued)

SA U.S. Small Company Fund
Common Stocks	$418,952,985	$—	$—		$418,952,985
Preferred Stocks	32,132	—	—		32,132
Rights and Warrants	—	—	9,231	†	9,231
Short-Term Investments	6,386,701	—	—		6,386,701

Total Investments	$425,371,818	$—	$9,231		$425,381,049

SA International Value Fund
Common Stocks	$653,736,099	$—	$—		$653,736,099
Preferred Stocks	8,131,284	—	—		8,131,284
Short-Term Investments	21,664,894	—	—		21,664,894

Total Investments	$683,532,277	$—	$—		$683,532,277

SA International Small Company Fund
Mutual Funds	$316,846,659	$—	$—		$316,846,659

Total Investments	$316,846,659	$—	$—		$316,846,659

SA Emerging Markets Value Fund (a)
Common Stocks	$198,908,391	$533,204	$17,116	†	$199,458,711
Preferred Stocks	4,610,130	—	—		4,610,130
Rights and Warrants	—	3,461	—	†	3,461
Short-Term Investments	3,845,089	—	—		3,845,089

Total Investments	$207,363,610	$536,665	$17,116		$207,917,391

SA Real Estate Securities Fund
Common Stocks	$200,264,857	$—	$—		$200,264,857
Short-Term Investments	880,200	—	—		880,200

Total Investments	$201,145,057	$—	$—		$201,145,057

SA Worldwide Moderate Growth Fund
Mutual Funds	$37,072,804	$—	$—		$37,072,804

Total Investments	$37,072,804	$—	$—		$37,072,804

†	Contains securities with a market value of zero.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the fiscal period.

Notes to Portfolios of Investments- September 30, 2019 (Unaudited) (Continued)

	Beginning Balance June 30, 2019	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)*	Transfers in to Level 3	Transfers out of Level 3	Ending Balance September 30, 2019	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at September 30, 2019*
SA U.S. Small Company Fund
Rights and Warrants(1)(2)	$1,279	$—	$(238)	$—	$8,190	$—	$—	$9,231	$8,190
SA Emerging Markets Value Fund
Common Stocks(1)(2)	9,020	—	—	—	12,269	16,742	(20,915)	17,116	12,269

(1)	Level 3 at July 1, 2019 included securities with a fair value of $0.
(2)	Level 3 at September 30, 2019 included securities with a fair value of $0.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which BAM Advisor Services, LLC (the “Adviser” or Dimensional Fund Advisors LP (the “Sub-Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of September 30, 2019, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral (Including Calculated Mark)†
SA Global Fixed Income Fund	$336,490	$343,375	$—	$343,375
SA U.S Core Market Fund	$8,620,343	$1,009,875	$7,805,531	$8,815,406
SA U.S. Value Fund	$3,881,653	$1,721,310	$2,248,786	$3,970,096
SA U.S. Small Company Fund	$35,590,025	$5,596,757	$30,880,621	$36,477,378
SA International Value Fund	$43,421,600	$21,328,630	$24,139,127	$45,467,757
SA Emerging Markets Value Fund	$4,566,092	$3,783,998	$1,048,436	$4,832,434
SA Real Estate Securities Fund	$3,070,851	$399,383	$2,751,525	$3,150,908

†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

Notes to Portfolios of Investments- September 30, 2019 (Unaudited) (Continued)

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements As of September 30, 2019
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$343,375	$—	$—	$—	$343,375

Total Borrowings	$343,375	$—	$—	$—	$343,375

Gross amount of recognized liabilities for securities lending transactions					$343,375

SA U.S. Core Market Fund
Common Stocks	$1,002,077	$—	$—	$—	$1,002,077

Total Borrowings	$1,002,077	$—	$—	$—	$1,002,077

Gross amount of recognized liabilities for securities lending transactions					$1,002,077

SA U.S. Value Fund
Common Stocks	$1,700,819	$—	$—	$—	$1,700,819

Total Borrowings	$1,700,819	$—	$—	$—	$1,700,819

Gross amount of recognized liabilities for securities lending transactions					$1,700,819

SA U.S. Small Company Fund
Common Stocks	$5,548,622	$—	$—	$—	$5,548,622

Total Borrowings	$5,548,622	$—	$—	$—	$5,548,622

Gross amount of recognized liabilities for securities lending transactions					$5,548,622

SA International Value Fund
Common Stocks	$21,370,123	$—	$—	$—	$21,370,123

Total Borrowings	$21,370,123	$—	$—	$—	$21,370,123

Gross amount of recognized liabilities for securities lending transactions					$21,370,123

SA Emerging Markets Value Fund
Common Stocks	$3,822,716	$—	$—	$—	$3,822,716

Total Borrowings	$3,822,716	$—	$—	$—	$3,822,716

Gross amount of recognized liabilities for securities lending transactions					$3,822,716

SA Real Estate Securities Fund
Common Stocks	$399,383	$—	$—	$—	$399,383

Total Borrowings	$399,383	$—	$—	$—	$399,383

Gross amount of recognized liabilities for securities lending transactions					$399,383

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Notes to Portfolios of Investments- September 30, 2019 (Unaudited) (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Notes to Portfolios of Investments- September 30, 2019 (Unaudited) (Continued)

Federal Income Tax — At September 30, 2019, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$610,464,802	$1,246,074	$(143,371)	$1,102,703
SA Global Fixed Income Fund	801,955,669	658,067	(20,420,604)	(19,762,537)
SA U.S. Core Market Fund	263,415,219	427,625,363	(6,646,781)	420,978,582
SA U.S. Value Fund	450,524,820	184,267,692	(30,345,070)	153,922,622
SA U.S. Small Company Fund	301,797,991	161,443,487	(37,860,429)	123,583,058
SA International Value Fund	679,183,293	76,889,246	(72,540,262)	4,348,984
SA International Small Company Fund	218,581,271	98,265,388	—	98,265,388
SA Emerging Markets Value Fund	219,454,933	29,194,694	(40,732,236)	(11,537,542)
SA Real Estate Securities Fund	114,566,996	91,462,875	(4,884,814)	86,578,061
SA Worldwide Moderate Growth Fund	35,522,881	1,549,923	—	1,549,923

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Investment Abbreviations
ST	Special Tax
CP	Certificate Participation
SA	Special Assessment
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2019

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,683,959,079
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,939,773,038
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	2,125,574,731
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,273,991,517
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,127,554,798

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,150,853,163

As of September 30, 2019, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	505	12/20/19	$75,963,314	$75,207,125	$(756,189)

Total Futures Contracts			$75,963,314	$75,207,125	$(756,189)

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,150,853,163	—	—	$12,150,853,163
Futures Contracts**	(756,189)	—	—	(756,189)

TOTAL	$12,150,096,974	—	—	$12,150,096,974

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2019, the Fund consisted of one hundred and three operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net assets values as reported by their administrator. The Portfolio’s investments in the Series of DFAITC reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At September 30, 2019, the total cost of securities for federal income tax purposes was $11,923,276.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolio’s financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolio’s adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolio’s net assets or results of operations.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.7%)
	Adways, Inc.	18,400	$49,625
	Aeria, Inc.	15,800	191,450
	Akatsuki, Inc.	30,200	1,872,026
*	ALBERT, Inc.	2,000	181,311
#*	AlphaPolis Co., Ltd.	13,800	259,697
	AOI TYO Holdings, Inc.	166,231	964,420
	Asahi Broadcasting Group Holdings Corp.	72,200	474,312
	Asahi Net, Inc.	102,300	640,635
#	Ateam, Inc.	94,800	992,537
*	Atrae, Inc.	41,000	1,219,430
	Avex, Inc.	286,800	3,371,465
#*	Bengo4.com, Inc.	36,300	1,365,323
*	Broadmedia Corp.	39,100	30,596
	Broccoli Co., Ltd.	5,300	58,809
#*	CareerIndex, Inc.	25,100	98,698
#	Ceres, Inc.	24,900	294,576
*	COLOPL, Inc.	27,700	457,975
*	COOKPAD, Inc.	228,500	640,702
#	Dip Corp.	253,900	6,192,716
*	Drecom Co., Ltd.	4,700	29,378
#*	eBook Initiative Japan Co., Ltd.	11,700	195,532
#	Extreme Co., Ltd.	17,300	307,723
	F@N Communications, Inc.	371,200	1,856,746
#	Faith, Inc.	60,910	439,395
#	Freebit Co., Ltd.	69,000	587,291
	Full Speed, Inc.	41,900	187,397
	Gakken Holdings Co., Ltd.	38,900	1,930,256
	Gree, Inc.	982,000	4,479,863
	Gurunavi, Inc.	219,500	1,499,757
	Imagica Group, Inc.	118,100	556,113
	Intage Holdings, Inc.	263,400	2,288,019
	Internet Initiative Japan, Inc.	194,900	4,440,883
	ITmedia, Inc.	20,400	128,377
#*	Itokuro, Inc.	55,700	1,076,621
#*	Kadokawa Dwango	449,516	6,309,029
#	Kamakura Shinsho, Ltd.	61,100	839,389
#*	KLab, Inc.	141,900	1,662,673
#*	LIFULL Co., Ltd.	462,800	3,022,685
	Macromill, Inc.	261,900	2,155,545
	MarkLines Co., Ltd.	70,900	1,189,492
	Marvelous, Inc.	255,000	1,971,074
#	Members Co., Ltd.	45,500	767,712
#	Mixi, Inc.	219,400	4,631,909
*	Mobile Factory, Inc.	24,600	380,997
	MTI, Ltd.	192,600	1,258,587
#*	Mynet, Inc.	17,800	87,709
	Okinawa Cellular Telephone Co.	86,400	2,834,869
#*	PR Times, Inc.	600	15,973
	Proto Corp.	183,600	1,996,294
#*	Shobunsha Publications, Inc.	252,700	882,180
	SKY Perfect JSAT Holdings, Inc.	1,132,900	4,595,178
#	SoldOut, Inc.	6,300	76,737
#*	Synchro Food Co., Ltd.	47,900	217,881
#	Toei Animation Co., Ltd.	54,100	2,460,688

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Toei Co., Ltd.	26,000	$3,693,580
	Tohokushinsha Film Corp.	90,500	502,845
#	Tow Co., Ltd.	138,400	946,627
	TV Asahi Holdings Corp.	2,500	39,466
	Tv Tokyo Holdings Corp.	103,500	2,124,548
#	Usen-Next Holdings Co., Ltd.	97,100	728,271
	ValueCommerce Co., Ltd.	113,500	1,801,033
#*	V-Cube, Inc.	112,200	429,353
*	Vector, Inc.	206,200	1,727,541
*	Vision, Inc.	128,400	1,862,736
	Wowow, Inc.	45,800	1,112,429
*	Zappallas, Inc.	55,900	205,209
#	Zenrin Co., Ltd.	287,150	4,880,991
	ZIGExN Co., Ltd.	445,600	2,366,558

TOTAL COMMUNICATION SERVICES			99,137,442

CONSUMER DISCRETIONARY — (18.0%)
#	Adastria Co., Ltd.	156,440	3,526,255
	Adventure, Inc.	8,800	246,293
#	Aeon Fantasy Co., Ltd.	65,032	1,790,163
*	AGORA Hospitality Group Co., Ltd.	341,200	107,569
	Ahresty Corp.	158,000	814,651
#	Aigan Co., Ltd.	86,100	194,213
#	Ainavo Holdings Co., Ltd.	5,600	50,730
	Aisan Industry Co., Ltd.	273,500	2,334,339
#*	Akebono Brake Industry Co., Ltd.	396,600	739,884
#	Alleanza Holdings Co., Ltd.	99,000	699,474
	Alpen Co., Ltd.	133,200	2,102,449
	Alpha Corp.	52,600	588,160
	Amiyaki Tei Co., Ltd.	32,000	1,024,579
	AOKI Holdings, Inc.	287,400	2,771,770
	Aoyama Trading Co., Ltd.	343,700	5,998,663
	Arata Corp.	102,100	3,762,305
	Arcland Sakamoto Co., Ltd.	228,600	2,667,142
	Arcland Service Holdings Co., Ltd.	110,400	1,985,497
	Asahi Co., Ltd.	114,000	1,256,282
	Asante, Inc.	49,700	906,623
	Ashimori Industry Co., Ltd.	30,899	398,947
	ASKUL Corp.	46,300	1,253,483
#	Asti Corp.	20,800	329,963
#	Atom Corp.	738,900	6,668,839
	Atsugi Co., Ltd.	127,300	984,639
#*	Aucfan Co., Ltd.	3,100	22,780
	Aucnet, Inc.	22,400	281,268
#	Autobacs Seven Co., Ltd.	555,300	9,106,525
	Baroque Japan, Ltd.	96,500	911,973
*	Beaglee, Inc.	35,400	304,092
	Beauty Garage, Inc.	18,600	318,789
	Belluna Co., Ltd.	383,700	2,443,724
	Bic Camera, Inc.	181,000	1,911,376
#	Bookoff Group Holdings, Ltd.	68,800	746,319
	BRONCO BILLY Co., Ltd.	86,800	1,866,203
	Can Do Co., Ltd.	71,000	1,067,826
	Central Automotive Products, Ltd.	85,400	1,614,361
#	Central Sports Co., Ltd.	52,100	1,522,290
#	Chikaranomoto Holdings Co., Ltd.	35,400	262,652
#	CHIMNEY Co., Ltd.	37,900	838,360
	Chiyoda Co., Ltd.	124,200	1,950,904
	Chofu Seisakusho Co., Ltd.	143,500	3,193,871

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Choushimaru Co., Ltd.	6,300	$73,252
	Chuo Spring Co., Ltd.	20,000	516,726
	Cleanup Corp.	149,800	750,286
#	Coco’s Japan Co., Ltd.	57,700	667,298
#	Colowide Co., Ltd.	334,500	6,202,646
	Corona Corp.	105,500	1,035,534
	Create Restaurants Holdings, Inc.	346,200	5,654,229
	Cross Plus, Inc.	9,800	55,714
	Daido Metal Co., Ltd.	312,200	1,850,909
#	Daidoh, Ltd.	101,300	259,137
	Daikoku Denki Co., Ltd.	62,000	891,165
	Daikyonishikawa Corp.	274,100	2,024,217
#	Dainichi Co., Ltd.	68,900	402,479
#	DCM Holdings Co., Ltd.	824,900	8,103,443
	DD Holdings Co., Ltd.	60,400	846,235
	Descente, Ltd.	182,100	2,418,992
	Doshisha Co., Ltd.	176,500	2,793,121
	Doutor Nichires Holdings Co., Ltd.	213,186	4,235,489
#	Dynic Corp.	42,200	285,175
	Eagle Industry Co., Ltd.	202,100	1,855,294
#	EAT&Co, Ltd.	33,000	517,319
#	EDION Corp.	552,600	5,341,495
*	Enigmo, Inc.	183,400	1,655,453
	ES-Con Japan, Ltd.	200,400	1,531,539
	ESCRIT, Inc.	47,100	362,026
	ESTELLE Holdings Co., Ltd.	12,600	74,497
*	Evolable Asia Corp.	7,500	134,380
	Exedy Corp.	225,100	4,413,637
	FCC Co., Ltd.	286,300	5,531,944
	Felissimo Corp.	21,200	194,658
	Fields Corp.	119,200	556,797
	Fine Sinter Co., Ltd.	10,300	199,158
	First Juken Co., Ltd.	51,200	638,340
	First-corp, Inc.	45,300	260,847
#	FJ Next Co., Ltd.	116,100	1,118,784
	Foster Electric Co., Ltd.	151,200	2,573,302
	France Bed Holdings Co., Ltd.	153,900	1,442,671
	F-Tech, Inc.	104,800	666,556
	Fuji Co., Ltd.	148,400	2,586,094
	Fuji Corp.	40,200	807,551
	Fuji Corp., Ltd.	200,800	1,287,744
#	Fuji Kyuko Co., Ltd.	50,200	2,086,561
	Fujibo Holdings, Inc.	77,700	2,167,668
	Fujikura Composites, Inc.	145,600	582,180
	Fujio Food System Co., Ltd.	58,100	1,574,170
	Fujishoji Co., Ltd.	55,100	484,245
	Fujita Kanko, Inc.	59,200	1,536,913
#	Fujitsu General, Ltd.	512,500	8,574,181
	FuKoKu Co., Ltd.	67,200	435,224
*	Funai Electric Co., Ltd.	139,000	769,813
	Furukawa Battery Co., Ltd. (The)	101,100	569,117
	Furyu Corp.	100,400	855,454
	Futaba Industrial Co., Ltd.	448,000	3,127,213
#	Gakkyusha Co., Ltd.	50,900	578,369
#	Genki Sushi Co., Ltd.	38,000	956,525
	Geo Holdings Corp.	245,000	2,916,267
#	Gfoot Co., Ltd.	98,100	560,633
	GLOBERIDE, Inc.	63,399	1,642,957
#	Gokurakuyu Holdings Co., Ltd.	82,500	411,001

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Golf Digest Online, Inc.	72,900	$463,519
	Greens Co., Ltd.	32,000	398,247
	GSI Creos Corp.	31,592	309,666
	G-Tekt Corp.	147,400	2,301,150
	Gunze, Ltd.	122,200	5,120,146
	H2O Retailing Corp.	289,200	3,176,650
	Hagihara Industries, Inc.	99,300	1,351,702
#	Hakuyosha Co., Ltd.	13,600	362,578
#	Hamee Corp.	36,100	364,739
#	Handsman Co., Ltd.	40,600	443,170
	Happinet Corp.	123,800	1,456,121
#	Harada Industry Co., Ltd.	65,600	507,150
	Hard Off Corp. Co., Ltd.	69,200	470,987
	Haruyama Holdings, Inc.	59,700	452,029
	Heian Ceremony Service Co., Ltd.	8,300	64,710
	Hiday Hidaka Corp.	182,765	3,541,334
	HI-LEX Corp.	122,100	1,898,232
	Himaraya Co., Ltd.	35,900	273,781
	Hinokiya Group Co., Ltd.	49,000	873,520
#	Hiramatsu, Inc.	246,200	774,720
	HIS Co., Ltd.	115,700	2,878,880
	H-One Co., Ltd.	144,500	852,065
	Honeys Holdings Co., Ltd.	183,340	2,480,032
	Hoosiers Holdings	368,500	2,176,386
#*	Hotland Co., Ltd.	66,900	710,788
#	House Do Co., Ltd.	28,700	467,835
#	HUB Co., Ltd.	36,400	436,274
#	I K K, Inc.	67,800	440,846
	IBJ, Inc.	69,100	739,474
	Ichibanya Co., Ltd.	119,558	5,631,842
	Ichikoh Industries, Ltd.	162,000	1,216,062
#	IDOM, Inc.	449,900	1,981,580
	IJTT Co., Ltd.	170,180	782,078
	Imasen Electric Industrial	128,100	1,044,512
#*	Istyle, Inc.	307,900	2,137,027
	Janome Sewing Machine Co., Ltd.	104,900	391,309
#	Japan Best Rescue System Co., Ltd.	114,400	1,118,609
	Japan Wool Textile Co., Ltd. (The)	378,600	3,471,590
#	JFLA Holdings, Inc.	106,300	396,519
	JINS Holdings, Inc.	110,400	6,574,007
#	Joban Kosan Co., Ltd.	46,199	720,905
	Joshin Denki Co., Ltd.	133,200	2,651,295
	Joyful Honda Co., Ltd.	9,000	116,080
	JP-Holdings, Inc.	356,800	879,910
	JVCKenwood Corp.	747,400	2,213,943
#	Kappa Create Co., Ltd.	74,600	980,008
	Kasai Kogyo Co., Ltd.	204,200	1,465,429
	Kawai Musical Instruments Manufacturing Co., Ltd.	38,500	1,038,669
	Keihin Corp.	340,100	5,023,527
	Keiyo Co., Ltd.	286,400	1,307,760
	KFC Holdings Japan, Ltd.	69,400	1,513,759
	King Co., Ltd.	54,100	300,433
	Kintetsu Department Store Co., Ltd.	61,900	1,801,913
	Ki-Star Real Estate Co., Ltd.	50,600	900,610
*	KNT-CT Holdings Co., Ltd.	78,700	1,155,486
	Kohnan Shoji Co., Ltd.	171,100	3,788,008
#	Kojima Co., Ltd.	251,600	1,138,688
#	Komatsu Matere Co., Ltd.	231,000	1,671,915
	KOMEDA Holdings Co., Ltd.	388,500	7,254,709

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Komehyo Co., Ltd.	53,500	$541,937
	Komeri Co., Ltd.	245,500	4,968,999
#	Konaka Co., Ltd.	160,206	614,147
	Koshidaka Holdings Co., Ltd.	265,600	4,233,719
	Kourakuen Holdings Corp.	82,400	1,788,426
	KU Holdings Co., Ltd.	127,700	1,007,188
	Kura Sushi, Inc.	83,700	3,476,399
	Kurabo Industries, Ltd.	126,500	2,651,567
	Kushikatsu Tanaka Holdings Co.	17,800	372,038
*	KYB Corp.	156,500	4,600,963
#	Kyoritsu Maintenance Co., Ltd.	94,762	4,071,486
#	Kyoto Kimono Yuzen Co., Ltd.	29,100	94,640
#*	Laox Co., Ltd.	153,800	386,984
#	LEC, Inc.	184,500	1,680,492
#*	LIKE Kidsnext Co., Ltd.	43,600	364,173
*	Litalico, Inc.	42,200	797,767
	LIXIL VIVA Corp.	176,800	2,664,479
	Look Holdings, Inc.	36,700	359,287
	Mamiya-Op Co., Ltd.	32,700	306,196
	Mars Group Holdings Corp.	96,500	1,704,196
	Maruzen CHI Holdings Co., Ltd.	122,900	424,807
#	Matsuya Co., Ltd.	165,400	1,279,779
	Matsuyafoods Holdings Co., Ltd.	73,300	2,643,782
	Media Do Holdings Co., Ltd.	37,400	1,318,031
	Meiko Network Japan Co., Ltd.	170,600	1,390,291
	Meiwa Estate Co., Ltd.	92,300	460,402
	Mikuni Corp.	174,900	515,123
	Misawa Homes Co., Ltd.	138,000	1,415,224
	Mitsuba Corp.	219,790	1,289,930
	Mizuno Corp.	147,900	3,846,159
	Monogatari Corp. (The)	41,200	3,850,210
	Morito Co., Ltd.	115,800	846,645
	MRK Holdings, Inc.	15,300	25,516
#	MrMax Holdings, Ltd.	179,000	756,378
	Murakami Corp.	30,200	701,953
#	Musashi Seimitsu Industry Co., Ltd.	380,200	4,859,555
	Nafco Co., Ltd.	50,300	609,400
	Nagase Brothers, Inc.	200	10,275
	Nagawa Co., Ltd.	49,700	2,770,764
	Nakayamafuku Co., Ltd.	74,400	366,169
#	New Art Holdings Co., Ltd.	5,635	48,420
	Nextage Co., Ltd.	217,100	2,336,179
#	NHK Spring Co., Ltd.	327,800	2,514,671
	Nichirin Co., Ltd.	69,660	954,415
	Nihon Eslead Corp.	59,800	893,072
	Nihon House Holdings Co., Ltd.	357,500	1,729,789
	Nihon Plast Co., Ltd.	122,500	783,535
	Nihon Tokushu Toryo Co., Ltd.	87,400	912,387
	Nikki Co., Ltd.	2,100	42,131
	Nippon Felt Co., Ltd.	84,000	357,939
	Nippon Piston Ring Co., Ltd.	46,000	539,655
	Nippon Seiki Co., Ltd.	357,100	5,484,126
	Nishikawa Rubber Co., Ltd.	31,700	536,328
#	Nishimatsuya Chain Co., Ltd.	372,800	3,182,027
	Nissan Shatai Co., Ltd.	530,700	4,314,292
	Nissan Tokyo Sales Holdings Co., Ltd.	178,000	465,693
	Nissin Kogyo Co., Ltd.	316,900	4,462,857
	Nittan Valve Co., Ltd.	93,500	235,201
	Nojima Corp.	228,900	3,858,821

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Ohashi Technica, Inc.	73,600	$926,353
	Ohsho Food Service Corp.	108,000	6,993,837
#*	Oisix ra daichi, Inc.	63,300	829,307
	Onward Holdings Co., Ltd.	838,200	4,367,015
	Ootoya Holdings Co., Ltd.	40,200	824,698
*	Open Door, Inc.	69,400	1,405,103
*	Otsuka Kagu, Ltd.	20,300	32,385
	Ozu Corp.	24,400	414,757
	Pacific Industrial Co., Ltd.	372,500	5,475,618
	PAL GROUP Holdings Co., Ltd.	83,600	2,588,552
#	PAPYLESS Co., Ltd.	34,600	616,993
	Parco Co., Ltd.	156,700	1,847,626
	Paris Miki Holdings, Inc.	180,100	487,960
	PC Depot Corp.	223,881	1,020,409
	People Co., Ltd.	19,600	213,713
#	Pepper Food Service Co., Ltd.	70,600	1,026,054
#	PIA Corp.	35,500	1,538,922
	Piolax, Inc.	225,200	3,881,727
	Plenus Co., Ltd.	151,700	2,548,527
	Press Kogyo Co., Ltd.	636,000	2,664,284
#	Pressance Corp.	281,800	4,561,795
	Raccoon Holdings, Inc.	90,200	559,243
	Regal Corp.	1,500	37,000
#	Renaissance, Inc.	93,100	1,384,549
#*	Renown, Inc.	345,000	364,943
	Resol Holdings Co., Ltd.	13,499	500,212
	Resorttrust, Inc.	415,300	6,740,222
	Rhythm Watch Co., Ltd.	53,800	512,262
	Riberesute Corp.	60,400	464,850
	Ride On Express Holdings Co., Ltd.	54,600	750,198
#	Right On Co., Ltd.	143,325	863,296
	Riken Corp.	69,100	2,404,695
#	Ringer Hut Co., Ltd.	178,600	4,272,926
	Riso Kyoiku Co., Ltd.	723,600	2,952,466
	Round One Corp.	525,500	7,880,475
#	Royal Holdings Co., Ltd.	227,100	5,758,848
*	Royal Hotel, Ltd. (The)	2,100	32,748
	Sac’s Bar Holdings, Inc.	138,350	1,141,188
	Saizeriya Co., Ltd.	233,900	6,019,360
	Sakai Ovex Co., Ltd.	32,199	537,551
	San Holdings, Inc.	62,200	627,717
*	Sanden Holdings Corp.	97,400	545,720
	Sanei Architecture Planning Co., Ltd.	80,900	1,109,892
	Sangetsu Corp.	349,650	6,605,032
	Sankyo Seiko Co., Ltd.	252,500	1,201,591
#	Sanoh Industrial Co., Ltd.	193,000	1,103,143
	Sanyei Corp.	4,300	126,682
#	Sanyo Electric Railway Co., Ltd.	127,298	2,596,212
	Sanyo Housing Nagoya Co., Ltd.	79,600	641,517
	Sanyo Shokai, Ltd.	102,099	1,378,831
#	Scroll Corp.	206,200	616,140
#	Seiko Holdings Corp.	217,781	4,832,379
	Seiren Co., Ltd.	380,600	4,396,838
*	Senshukai Co., Ltd.	230,700	614,756
	Seria Co., Ltd.	50,400	1,226,427
	SFP Holdings Co., Ltd.	67,100	1,342,465
#*	Shidax Corp.	143,400	393,382
	Shikibo, Ltd.	65,500	554,077
	Shimachu Co., Ltd.	290,000	7,093,088

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Shimojima Co., Ltd.	46,100	$476,727
	Shoei Co., Ltd.	92,700	3,900,952
	Showa Corp.	399,000	5,785,377
	Snow Peak, Inc.	62,700	755,671
	SNT Corp.	237,700	969,971
	Soft99 Corp.	83,400	736,741
	Sotoh Co., Ltd.	47,400	425,700
	Space Value Holdings Co., Ltd.	239,300	1,106,219
	SPK Corp.	22,700	539,077
#	SRS Holdings Co., Ltd.	127,600	1,205,227
	St Marc Holdings Co., Ltd.	125,700	2,771,374
	Starts Corp., Inc.	267,400	6,546,495
#	Step Co., Ltd.	64,000	840,751
	Studio Alice Co., Ltd.	65,900	1,225,531
#*	Studio Atao Co., Ltd.	1,000	6,670
#	Suminoe Textile Co., Ltd.	39,900	1,122,205
	Sumitomo Riko Co., Ltd.	293,300	2,355,606
	Suncall Corp.	132,600	567,175
	Sushiro Global Holdings, Ltd.	55,600	3,743,009
	Syuppin Co., Ltd.	124,400	1,241,237
	T RAD Co., Ltd.	49,000	799,657
	Tachikawa Corp.	75,300	960,179
	Tachi-S Co., Ltd.	226,340	2,758,122
	Taiho Kogyo Co., Ltd.	120,900	864,288
	Takashimaya Co., Ltd.	223,200	2,610,862
#	Take And Give Needs Co., Ltd.	65,910	719,466
#	Takihyo Co., Ltd.	36,800	620,458
#	Tama Home Co., Ltd.	135,200	1,745,672
	Tamron Co., Ltd.	137,300	2,960,351
#	Tbk Co., Ltd.	163,200	622,270
#	Tear Corp.	60,900	346,576
	Temairazu, Inc.	9,100	383,994
	Tenpos Holdings Co., Ltd.	33,300	662,331
	T-Gaia Corp.	160,300	3,246,611
	Tigers Polymer Corp.	87,800	488,159
#*	TKP Corp.	9,900	484,794
	Toa Corp.	187,600	2,128,981
	Toabo Corp.	52,099	254,710
	Tokai Rika Co., Ltd.	300,400	5,109,615
	Token Corp.	51,850	3,190,551
*	Tokyo Base Co., Ltd.	109,300	800,124
#	Tokyo Dome Corp.	691,400	6,665,644
	Tokyo Individualized Educational Institute, Inc.	98,900	853,475
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	186,819
	Tokyotokeiba Co., Ltd.	90,600	2,756,754
#	Tokyu Recreation Co., Ltd.	20,700	958,063
	Tomy Co., Ltd.	685,193	7,871,056
	Topre Corp.	263,500	4,181,545
	Toridoll Holdings Corp.	178,500	4,031,265
#	Torikizoku Co., Ltd.	42,500	956,379
	Tosho Co., Ltd.	124,000	2,741,517
#	Toyo Tire Corp	209,900	2,666,898
	TPR Co., Ltd.	171,400	2,749,331
	Treasure Factory Co., Ltd.	6,500	81,484
	TS Tech Co., Ltd.	68,700	2,101,278
	TSI Holdings Co., Ltd.	513,195	2,855,675
	Tsukada Global Holdings, Inc.	112,500	622,251
	Tsukamoto Corp. Co., Ltd.	19,000	184,452
	Tsutsumi Jewelry Co., Ltd.	57,100	1,102,145

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Umenohana Co., Ltd.	22,200	$530,926
	Unipres Corp.	314,000	4,951,374
	United Arrows, Ltd.	177,600	5,199,723
*	Unitika, Ltd.	484,900	1,435,978
#*	VIA Holdings, Inc.	155,400	907,664
	Village Vanguard Co., Ltd.	38,600	380,471
#*	Visionary Holdings Co., Ltd.	501,100	185,671
	VT Holdings Co., Ltd.	611,700	2,522,670
	Wacoal Holdings Corp.	242,400	6,258,482
	Waseda Academy Co., Ltd.	27,000	202,034
#	WATAMI Co., Ltd.	177,900	2,235,896
	Watts Co., Ltd.	59,800	342,033
#	Weds Co., Ltd.	14,500	77,695
	Xebio Holdings Co., Ltd.	202,000	2,206,012
	Yachiyo Industry Co., Ltd.	54,900	300,634
	Yagi & Co., Ltd.	18,600	263,462
	Yamato International, Inc.	119,800	442,690
#	Yasunaga Corp.	54,500	649,437
	Yellow Hat, Ltd.	261,800	3,875,206
#	Yomiuri Land Co., Ltd.	31,800	1,317,213
#	Yondoshi Holdings, Inc.	132,420	3,232,039
	Yorozu Corp.	150,500	1,819,176
	Yoshinoya Holdings Co., Ltd.	51,400	1,164,823
#	Yossix Co., Ltd.	22,600	662,783
#	Yume No Machi Souzou Iinkai Co., Ltd.	123,400	1,841,532
	Yutaka Giken Co., Ltd.	8,700	147,423
#	Zojirushi Corp.	271,100	3,598,566

TOTAL CONSUMER DISCRETIONARY			653,228,462

CONSUMER STAPLES — (7.2%)
	Aeon Hokkaido Corp.	256,300	1,783,341
	AFC-HD AMS Life Science Co., Ltd.	53,100	318,188
	Ain Holdings, Inc.	16,500	962,020
	Albis Co., Ltd.	38,700	839,557
	Arcs Co., Ltd.	332,000	6,980,795
	Artnature, Inc.	130,100	831,274
	Axial Retailing, Inc.	121,300	4,420,901
	Belc Co., Ltd.	82,600	4,046,360
#	Bourbon Corp.	50,700	795,718
	Bull-Dog Sauce Co., Ltd.	3,000	30,928
	Cawachi, Ltd.	49,000	946,894
#	C’BON COSMETICS Co., Ltd.	10,800	239,142
	Chubu Shiryo Co., Ltd.	175,100	1,901,703
	Chuo Gyorui Co., Ltd.	9,800	241,794
	cocokara fine, Inc.	149,160	8,058,256
#	Como Co., Ltd.	2,600	56,513
#	Cota Co., Ltd.	84,221	979,179
	Create SD Holdings Co., Ltd.	191,800	4,489,336
	Daikokutenbussan Co., Ltd.	46,500	1,469,317
#	Delica Foods Holdings Co., Ltd.	64,200	424,326
	DyDo Group Holdings, Inc.	73,000	2,983,115
	Earth Corp.	15,300	786,746
	Ebara Foods Industry, Inc.	27,900	538,954
	Eco’s Co., Ltd.	54,000	842,305
	Ensuiko Sugar Refining Co., Ltd.	86,200	164,577
	Feed One Co., Ltd.	975,940	1,467,077
*	First Baking Co., Ltd.	12,000	106,827
	Fujicco Co., Ltd.	152,300	2,753,916
	Fujiya Co., Ltd.	77,000	1,448,932

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	G-7 Holdings, Inc.	44,800	$1,266,491
#	Genky DrugStores Co., Ltd.	56,700	1,159,093
#	HABA Laboratories, Inc.	16,100	1,201,626
#	Hagoromo Foods Corp.	19,500	472,338
	Halows Co., Ltd.	59,300	1,283,615
	Hayashikane Sangyo Co., Ltd.	29,400	165,222
	Heiwado Co., Ltd.	235,500	4,434,475
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	632,671
	Hokuto Corp.	189,700	3,486,414
#	Ichimasa Kamaboko Co., Ltd.	41,800	407,506
#	Imuraya Group Co., Ltd.	60,500	1,156,451
	Inageya Co., Ltd.	150,900	2,194,907
	Itochu-Shokuhin Co., Ltd.	36,700	1,494,807
	Itoham Yonekyu Holdings, Inc.	131,100	825,124
	Iwatsuka Confectionery Co., Ltd.	6,900	249,396
	Japan Meat Co., Ltd.	77,800	1,625,292
	J-Oil Mills, Inc.	75,900	2,884,810
	Kadoya Sesame Mills, Inc.	15,600	518,191
	Kakiyasu Honten Co., Ltd.	65,000	1,267,050
	Kameda Seika Co., Ltd.	93,700	4,125,941
	Kaneko Seeds Co., Ltd.	43,900	523,794
#	Kanemi Co., Ltd.	5,400	151,275
	Kansai Super Market, Ltd.	89,900	894,727
	Kato Sangyo Co., Ltd.	188,500	5,883,367
	Kenko Mayonnaise Co., Ltd.	93,700	2,106,274
	Key Coffee, Inc.	129,700	2,631,934
	Kirindo Holdings Co., Ltd.	50,800	993,655
#	Kitanotatsujin Corp.	378,400	2,472,555
	Kotobuki Spirits Co., Ltd.	149,100	9,808,960
	Kyokuyo Co., Ltd.	70,399	1,812,815
#	Lacto Japan Co., Ltd.	33,800	1,212,861
	Life Corp.	152,800	3,052,024
	Mandom Corp.	54,200	1,349,863
	Marudai Food Co., Ltd.	157,300	3,337,416
	Maruha Nichiro Corp.	172,707	4,367,654
	Maxvalu Nishinihon Co., Ltd.	12,000	189,197
	Maxvalu Tokai Co., Ltd.	49,300	902,960
	Medical System Network Co., Ltd.	169,200	802,642
	Megmilk Snow Brand Co., Ltd.	223,800	5,406,822
#	Meito Sangyo Co., Ltd.	67,200	772,268
	Milbon Co., Ltd.	170,552	8,437,715
	Ministop Co., Ltd.	118,900	1,532,160
	Mitsubishi Shokuhin Co., Ltd.	119,600	3,007,055
	Mitsui Sugar Co., Ltd.	126,370	2,613,863
	Miyoshi Oil & Fat Co., Ltd.	50,600	549,574
	Morinaga Milk Industry Co., Ltd.	250,300	9,567,467
#	Morozoff, Ltd.	20,800	952,407
	Nagatanien Holdings Co., Ltd.	83,000	1,574,829
#	Nakamuraya Co., Ltd.	28,200	1,173,255
	Natori Co., Ltd.	68,500	1,029,977
	Nichimo Co., Ltd.	17,000	291,047
	Nihon Chouzai Co., Ltd.	52,760	1,815,136
	Niitaka Co., Ltd.	2,860	42,024
	Nippon Beet Sugar Manufacturing Co., Ltd.	71,600	1,250,769
	Nippon Flour Mills Co., Ltd.	425,300	6,667,208
	Nippon Suisan Kaisha, Ltd.	589,200	3,339,373
	Nishimoto Co., Ltd.	8,700	278,230
	Nisshin Oillio Group, Ltd. (The)	201,900	6,352,942
	Nissin Sugar Co., Ltd.	117,300	2,096,039

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Nitto Fuji Flour Milling Co., Ltd.	8,100	$504,606
	Noevir Holdings Co., Ltd.	28,000	1,467,569
	Oenon Holdings, Inc.	444,900	1,597,938
#	OIE Sangyo Co., Ltd.	22,000	260,097
	Okuwa Co., Ltd.	180,900	2,037,804
#	Olympic Group Corp.	62,300	357,900
#	OUG Holdings, Inc.	19,800	504,419
	Pickles Corp.	30,100	758,015
#	Plant Co., Ltd.	29,100	192,836
#	Prima Meat Packers, Ltd.	228,000	4,543,396
	Qol Holdings Co., Ltd.	165,300	2,204,858
#	Retail Partners Co., Ltd.	111,200	894,548
	Riken Vitamin Co., Ltd.	80,200	2,577,678
#	Rock Field Co., Ltd.	151,400	2,028,527
	Rokko Butter Co., Ltd.	98,200	1,570,101
	S Foods, Inc.	136,562	3,781,609
#	S&B Foods, Inc.	42,798	1,591,809
#	Sagami Rubber Industries Co., Ltd.	63,300	895,811
	San-A Co., Ltd.	142,300	6,288,328
	Sapporo Holdings, Ltd.	316,600	7,917,870
	Sato Foods Co., Ltd.	800	28,476
	Satudora Holdings Co., Ltd.	1,300	21,237
	Shinobu Foods Products Co., Ltd.	1,600	10,027
#	Shoei Foods Corp.	83,600	2,536,478
#	Showa Sangyo Co., Ltd.	145,400	4,128,346
	Sogo Medical Holdings Co., Ltd.	131,900	2,171,054
	ST Corp.	9,300	136,519
	Starzen Co., Ltd.	54,400	2,168,662
#	Toho Co., Ltd.	55,000	947,805
#	Tohto Suisan Co., Ltd.	18,099	430,157
#	Torigoe Co., Ltd. (The)	106,700	889,054
	Toyo Sugar Refining Co., Ltd.	15,700	155,187
#	Transaction Co., Ltd.	92,400	882,307
	United Super Markets Holdings, Inc.	449,500	4,011,033
	Valor Holdings Co., Ltd.	283,500	4,786,970
	Warabeya Nichiyo Holdings Co., Ltd.	102,960	1,880,529
#	Watahan & Co., Ltd.	48,700	891,672
#	Yaizu Suisankagaku Industry Co., Ltd.	62,100	603,683
	YAKUODO Holdings Co., Ltd.	81,300	2,042,155
	Yamami Co.	1,200	22,448
#	YA-MAN, Ltd.	201,100	1,320,744
	Yamatane Corp.	67,600	849,410
#	Yamaya Corp.	28,500	578,318
	Yamazawa Co., Ltd.	11,000	170,231
	Yaoko Co., Ltd.	9,500	425,646
	Yokohama Reito Co., Ltd.	359,400	3,454,170
	Yomeishu Seizo Co., Ltd.	52,300	924,170
#	Yuasa Funashoku Co., Ltd.	14,300	475,175
	Yutaka Foods Corp.	3,900	58,829

TOTAL CONSUMER STAPLES			261,979,755

ENERGY — (1.3%)
	BP Castrol K.K.	53,500	706,472
	Cosmo Energy Holdings Co., Ltd.	323,100	6,690,683
#	Fuji Kosan Co., Ltd.	33,100	214,667
	Fuji Oil Co., Ltd.	506,100	1,165,734
	Itochu Enex Co., Ltd.	377,700	2,879,753
	Iwatani Corp.	294,300	9,967,019
	Japan Oil Transportation Co., Ltd.	16,600	437,885

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Japan Petroleum Exploration Co., Ltd.	288,200	$7,332,103
	Mitsuuroko Group Holdings Co., Ltd.	212,900	2,073,606
	Modec, Inc.	128,800	3,161,653
	Nippon Coke & Engineering Co., Ltd.	762,100	580,004
	Raiznext Corp.	361,500	3,708,294
	Sala Corp.	356,800	1,996,511
	San-Ai Oil Co., Ltd.	403,700	3,992,404
	Sinanen Holdings Co., Ltd.	58,500	993,905
	Toa Oil Co., Ltd.	51,700	1,075,876
#	Toyo Kanetsu K.K.	63,200	1,131,537

TOTAL ENERGY			48,108,106

FINANCIALS — (8.2%)
	77 Bank, Ltd. (The)	471,152	7,023,325
#	Advance Create Co., Ltd.	41,800	701,676
	Aichi Bank, Ltd. (The)	72,200	2,274,718
#*	Aiful Corp.	2,585,800	6,054,648
#	Aizawa Securities Co., Ltd.	273,600	1,713,464
	Akatsuki Corp.	112,400	353,216
	Akita Bank, Ltd. (The)	116,540	2,215,522
	Anicom Holdings, Inc.	80,300	3,050,145
	Aomori Bank, Ltd. (The)	142,900	3,489,739
#	Asax Co., Ltd.	9,300	53,260
#	Awa Bank, Ltd. (The)	255,400	5,791,914
	Bank of Iwate, Ltd. (The)	119,900	2,896,892
#	Bank of Kochi, Ltd. (The)	54,300	398,645
#	Bank of Nagoya, Ltd. (The)	96,829	2,859,538
	Bank of Okinawa, Ltd. (The)	166,360	5,245,176
	Bank of Saga, Ltd. (The)	113,500	1,553,217
	Bank of the Ryukyus, Ltd.	237,880	2,463,102
#	Bank of Toyama, Ltd. (The)	14,500	348,563
	Chiba Kogyo Bank, Ltd. (The)	408,600	1,097,511
#	Chugoku Bank, Ltd. (The)	376,100	3,551,998
	Chukyo Bank, Ltd. (The)	81,500	1,591,601
	Credit Saison Co., Ltd.	71,900	969,538
	Daishi Hokuetsu Financial Group, Inc.	293,700	7,436,143
	Daito Bank, Ltd. (The)	67,600	366,409
	DSB Co., Ltd.	61,300	313,654
	eGuarantee, Inc.	222,100	3,074,423
	Ehime Bank, Ltd. (The)	245,200	2,478,452
	Entrust, Inc.	21,000	128,357
	FIDEA Holdings Co., Ltd.	1,258,300	1,355,458
#	Financial Products Group Co., Ltd.	281,200	2,817,942
#	First Bank of Toyama, Ltd. (The)	294,300	840,180
#	First Brothers Co., Ltd.	43,700	441,242
	Fukui Bank, Ltd. (The)	173,300	2,296,577
#	Fukushima Bank, Ltd. (The)	204,100	404,133
	Fuyo General Lease Co., Ltd.	150,600	9,081,079
	GCA Corp.	145,500	1,046,753
#	GMO Financial Holdings, Inc.	274,500	1,519,249
	Gunma Bank, Ltd. (The)	1,728,540	5,634,967
#	Hachijuni Bank, Ltd. (The)	118,100	483,837
#	Hirose Tusyo, Inc.	20,800	343,428
	Hiroshima Bank, Ltd. (The)	1,270,500	6,316,839
	Hokkoku Bank, Ltd. (The)	175,200	4,579,707
	Hokuhoku Financial Group, Inc.	923,400	8,977,066
	Hyakugo Bank, Ltd. (The)	1,680,509	5,392,307
	Hyakujushi Bank, Ltd. (The)	168,100	3,467,740
	IBJ Leasing Co., Ltd.	217,200	5,909,141

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Ichiyoshi Securities Co., Ltd.	303,300	$1,916,333
	IwaiCosmo Holdings, Inc.	148,600	1,540,760
#	Iyo Bank, Ltd. (The)	498,200	2,617,161
#	J Trust Co., Ltd.	505,700	1,868,004
	Jaccs Co., Ltd.	181,100	3,839,111
	Jafco Co., Ltd.	241,100	9,167,799
*	Japan Asia Investment Co., Ltd.	127,300	297,951
	Japan Investment Adviser Co., Ltd.	75,600	1,294,941
	Japan Securities Finance Co., Ltd.	828,500	3,875,156
	Jimoto Holdings, Inc.	1,028,500	946,227
	Juroku Bank, Ltd. (The)	234,500	5,162,069
	Keiyo Bank, Ltd. (The)	786,200	4,677,770
	Kita-Nippon Bank, Ltd. (The)	53,706	891,208
	Kiyo Bank, Ltd. (The)	479,690	7,495,515
#	Kosei Securities Co., Ltd. (The)	33,999	186,561
	Kyokuto Securities Co., Ltd.	190,900	1,527,503
	Kyushu Financial Group, Inc.	851,727	3,485,244
	Kyushu Leasing Service Co., Ltd.	34,000	187,640
*	M&A Capital Partners Co., Ltd.	38,400	2,309,377
#	Marusan Securities Co., Ltd.	404,100	1,869,149
#	Mercuria Investment Co., Ltd.	82,500	550,731
#	Michinoku Bank, Ltd. (The)	325,398	4,706,149
	Mito Securities Co., Ltd.	424,800	940,553
	Miyazaki Bank, Ltd. (The)	125,900	2,835,521
#	Monex Group, Inc.	1,353,000	3,912,976
	Money Partners Group Co., Ltd.	149,100	358,920
	Morningstar Japan KK	3,300	11,196
	Musashino Bank, Ltd. (The)	243,000	4,243,113
#	Nagano Bank, Ltd. (The)	58,399	878,690
	Nanto Bank, Ltd. (The)	198,700	4,668,603
	NEC Capital Solutions, Ltd.	72,000	1,450,026
#	Newton Financial Consulting, Inc.	4,200	84,081
	Nishi-Nippon Financial Holdings, Inc.	878,000	6,189,460
	North Pacific Bank, Ltd.	2,218,700	4,729,054
#	OAK Capital Corp.	354,100	430,935
	Ogaki Kyoritsu Bank, Ltd. (The)	287,300	6,389,642
	Oita Bank, Ltd. (The)	94,099	2,536,527
	Okasan Securities Group, Inc.	1,326,600	4,728,903
	Orient Corp.	512,000	690,158
	Ricoh Leasing Co., Ltd.	110,300	3,574,747
	San ju San Financial Group, Inc.	126,510	1,885,716
	San-In Godo Bank, Ltd. (The)	1,033,700	6,309,040
	Sawada Holdings Co., Ltd.	150,600	1,171,539
	Senshu Ikeda Holdings, Inc.	1,953,300	3,391,621
#	Shiga Bank, Ltd. (The)	338,200	7,717,110
	Shikoku Bank, Ltd. (The)	408,400	3,725,073
	Shimane Bank, Ltd. (The)	29,800	187,898
	Shimizu Bank, Ltd. (The)	50,900	872,278
	Sparx Group Co., Ltd.	720,300	1,670,423
	Strike Co., Ltd.	46,000	1,244,752
	Taiko Bank, Ltd. (The)	41,800	613,430
	Tochigi Bank, Ltd. (The)	813,600	1,475,997
	Toho Bank, Ltd. (The)	1,414,800	3,344,429
#	Tohoku Bank, Ltd. (The)	70,400	689,453
#	Tokai Tokyo Financial Holdings, Inc.	1,635,800	4,532,678
#	Tokyo Kiraboshi Financial Group, Inc.	234,538	3,057,804
#	Tomato Bank, Ltd.	54,500	538,796
	TOMONY Holdings, Inc.	974,950	3,176,206
#	Tottori Bank, Ltd. (The)	67,800	904,546

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Towa Bank, Ltd. (The)	176,200	$1,296,405
#	Toyo Securities Co., Ltd.	526,700	899,793
*	Traders Holdings Co., Ltd.	68,600	39,612
	Tsukuba Bank, Ltd.	315,800	538,151
	Yamagata Bank, Ltd. (The)	203,500	2,763,522
	Yamaguchi Financial Group, Inc.	462,300	3,192,827
	Yamanashi Chuo Bank, Ltd. (The)	248,700	2,376,767

TOTAL FINANCIALS			297,083,821

HEALTH CARE — (4.5%)
	Advantage Risk Management Co., Ltd.	38,800	285,606
	As One Corp.	42,468	3,525,064
	ASKA Pharmaceutical Co., Ltd.	181,500	1,826,916
	Biofermin Pharmaceutical Co., Ltd.	28,700	577,482
	BML, Inc.	202,200	5,457,544
#	Carenet, Inc.	25,600	166,842
	Charm Care Corp. KK	38,200	763,937
	CMIC Holdings Co., Ltd.	86,100	1,371,864
	Create Medic Co., Ltd.	44,100	397,908
	Daiken Medical Co., Ltd.	118,800	566,515
	Daito Pharmaceutical Co., Ltd.	87,580	2,455,624
#	Dvx, Inc.	47,300	378,309
	Eiken Chemical Co., Ltd.	239,400	3,627,394
	Elan Corp.	109,700	1,803,347
#	EM Systems Co., Ltd.	139,300	2,622,064
	EPS Holdings, Inc.	256,900	3,060,650
	Falco Holdings Co., Ltd.	67,300	1,018,489
	FINDEX, Inc.	119,200	1,009,127
	Fuji Pharma Co., Ltd.	120,400	1,473,320
	Fukuda Denshi Co., Ltd.	56,900	3,609,727
	Fuso Pharmaceutical Industries, Ltd.	48,000	873,223
	Hogy Medical Co., Ltd.	155,200	4,459,164
#	I’rom Group Co., Ltd.	31,800	479,998
	Iwaki & Co., Ltd.	196,300	876,379
*	Japan Animal Referral Medical Center Co., Ltd.	13,900	306,335
#	Japan Lifeline Co., Ltd.	467,700	7,548,107
#	Japan Medical Dynamic Marketing, Inc.	116,700	1,831,411
	JCR Pharmaceuticals Co., Ltd.	20,300	1,563,841
	Jeol, Ltd.	266,300	6,360,955
	JMS Co., Ltd.	96,557	577,842
	Kanamic Network Co., Ltd.	123,600	653,778
	Kawasumi Laboratories, Inc.	94,480	740,903
	Kissei Pharmaceutical Co., Ltd.	209,800	5,073,833
#	KYORIN Holdings, Inc.	274,000	4,548,600
#	Linical Co., Ltd.	86,800	799,329
	Mani, Inc.	2,300	60,745
*	Medical Data Vision Co., Ltd.	152,500	1,566,071
#	Medius Holdings Co., Ltd.	75,300	499,426
#*	MedPeer, Inc.	40,000	433,276
	Menicon Co., Ltd.	197,600	6,955,945
	Miraca Holdings, Inc.	472,500	10,808,137
#	Mizuho Medy Co., Ltd.	26,200	586,222
	Mochida Pharmaceutical Co., Ltd.	52,398	2,011,393
#	N Field Co., Ltd.	64,600	372,591
	Nakanishi, Inc.	199,300	3,149,865
	NichiiGakkan Co., Ltd.	289,200	4,746,416
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,092,962
	Nikkiso Co., Ltd.	425,700	4,570,950
	Nippon Chemiphar Co., Ltd.	17,100	459,690

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Nipro Corp.	247,900	$2,791,831
	Nissui Pharmaceutical Co., Ltd.	94,200	1,019,147
	Paramount Bed Holdings Co., Ltd.	149,800	5,473,395
	Rion Co., Ltd.	65,300	1,452,628
#	Seed Co., Ltd.	94,700	790,010
	Seikagaku Corp.	257,300	2,709,186
	Shin Nippon Biomedical Laboratories, Ltd.	127,300	790,456
	Ship Healthcare Holdings, Inc.	48,400	2,063,498
	Shofu, Inc.	69,200	947,910
	Software Service, Inc.	24,900	2,581,579
	Solasto Corp.	350,700	3,965,259
#	St-Care Holding Corp.	95,300	445,637
#	Techno Medica Co., Ltd.	25,500	550,019
	Toho Holdings Co., Ltd.	170,200	3,954,499
	Tokai Corp.	160,800	3,521,840
	Torii Pharmaceutical Co., Ltd.	141,900	3,789,432
	Towa Pharmaceutical Co., Ltd.	216,000	5,025,186
	Tsukui Corp.	422,300	1,674,665
	Uchiyama Holdings Co., Ltd.	26,400	118,486
#	UNIMAT Retirement Community Co., Ltd.	27,300	376,591
	Value HR Co., Ltd.	23,200	686,335
	Vital KSK Holdings, Inc.	329,400	3,199,734
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	259,359
	WIN-Partners Co., Ltd.	126,800	1,332,661

TOTAL HEALTH CARE			162,524,459

INDUSTRIALS — (29.2%)
	A&A Material Corp.	26,000	247,054
#	Abist Co., Ltd.	22,400	544,883
	Advan Co., Ltd.	187,100	2,002,626
	Advanex, Inc.	22,099	336,977
	Aeon Delight Co., Ltd.	98,700	3,102,718
	Aica Kogyo Co., Ltd.	25,500	755,187
	Aichi Corp.	266,400	1,707,599
	Aida Engineering, Ltd.	353,300	2,875,298
	Airtech Japan, Ltd.	22,000	122,371
	AIT Corp.	63,600	563,304
	Ajis Co., Ltd.	31,200	915,336
#	Alconix Corp.	169,400	1,982,295
#	Alinco, Inc.	100,400	864,142
	Alps Logistics Co., Ltd.	111,600	718,993
	Altech Co., Ltd.	10,900	20,442
	Altech Corp.	139,670	1,986,698
	Anest Iwata Corp.	248,900	2,201,288
#*	Arrk Corp.	606,500	529,875
	Asahi Diamond Industrial Co., Ltd.	374,300	2,147,679
	Asahi Kogyosha Co., Ltd.	30,100	850,942
	Asanuma Corp.	52,300	1,861,981
#	Asukanet Co., Ltd.	66,800	855,981
	Bando Chemical Industries, Ltd.	261,100	2,002,194
	BayCurrent Consulting, Inc.	102,900	4,555,739
	Bell System24 Holdings, Inc.	269,500	4,138,961
#	Br Holdings Corp.	194,000	730,995
	Bunka Shutter Co., Ltd.	430,700	3,695,999
	Canare Electric Co., Ltd.	23,500	417,330
	Career Design Center Co., Ltd.	33,900	447,157
#	Central Glass Co., Ltd.	238,300	5,030,111
#	Central Security Patrols Co., Ltd.	57,500	2,941,229
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,262,730

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Chiyoda Integre Co., Ltd.	78,300	$1,553,222
	Chodai Co., Ltd.	3,900	33,933
	Chori Co., Ltd.	82,100	1,298,255
	Chudenko Corp.	236,200	5,127,055
	Chugai Ro Co., Ltd.	44,900	621,713
#	Chuo Warehouse Co., Ltd.	21,000	207,950
#	CKD Corp.	398,200	4,787,985
	CMC Corp.	14,600	271,611
	Comany, Inc.	4,700	55,636
#	Cosel Co., Ltd.	177,800	1,694,069
	Creek & River Co., Ltd.	73,400	814,431
	CTI Engineering Co., Ltd.	83,400	1,268,088
	CTS Co., Ltd.	197,400	1,312,693
	Dai-Dan Co., Ltd.	114,900	2,313,421
	Daido Kogyo Co., Ltd.	50,400	374,963
	Daihatsu Diesel Manufacturing Co., Ltd.	126,300	693,234
	Daihen Corp.	160,000	4,867,357
	Daiho Corp.	132,300	3,506,900
	Dai-Ichi Cutter Kogyo K.K.	26,300	418,525
	Daiichi Jitsugyo Co., Ltd.	66,200	1,908,186
#	Daiichi Kensetsu Corp.	31,000	497,759
#	Daiki Axis Co., Ltd.	51,700	387,609
*	Daikokuya Holdings Co., Ltd.	138,700	37,129
	Daiohs Corp.	21,100	288,276
	Daiseki Co., Ltd.	305,263	7,853,071
	Daiseki Eco. Solution Co., Ltd.	48,859	328,347
	Daisue Construction Co., Ltd.	59,100	500,927
	Daiwa Industries, Ltd.	241,900	2,487,330
	Denyo Co., Ltd.	124,600	2,035,670
#	DMG Mori Co., Ltd.	730,800	10,444,956
	DMW Corp.	4,800	93,634
	Duskin Co., Ltd.	346,300	8,955,240
	Ebara Jitsugyo Co., Ltd.	44,400	823,949
	Eidai Co., Ltd.	214,300	652,478
	Endo Lighting Corp.	29,600	181,953
#	en-japan, Inc.	81,200	3,136,720
#	Enshu, Ltd.	36,099	365,638
	EPCO Co., Ltd.	28,000	353,623
	ERI Holdings Co., Ltd.	1,500	11,242
#	Escrow Agent Japan, Inc.	178,800	386,137
	F&M Co., Ltd.	41,700	468,830
#*	FDK Corp.	47,198	354,700
#	Freund Corp.	83,900	579,254
	Fudo Tetra Corp.	126,080	1,418,078
#	Fuji Corp.	484,400	7,253,072
	Fuji Die Co., Ltd.	61,100	350,637
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	20,909
#	Fujikura, Ltd.	1,953,600	7,523,610
#	Fujimak Corp.	12,600	85,279
	Fujisash Co., Ltd.	677,400	515,329
	Fujitec Co., Ltd.	527,900	6,850,799
	Fukuda Corp.	75,000	2,905,361
	Fukushima Industries Corp.	97,600	2,844,412
	Fukuvi Chemical Industry Co., Ltd.	10,600	51,074
	Fukuyama Transporting Co., Ltd.	58,957	2,081,028
	FULLCAST Holdings Co., Ltd.	145,500	2,964,736
	Funai Soken Holdings, Inc.	308,470	7,046,071
	Furukawa Co., Ltd.	239,700	3,241,981
	Furukawa Electric Co., Ltd.	169,700	4,124,213

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Furusato Industries, Ltd.	66,800	$892,451
#	Futaba Corp.	268,000	3,291,790
	G Three Holdings Corp.	2,520	6,987
	Gecoss Corp.	100,700	798,967
	Giken, Ltd.	93,600	2,977,105
	Glory, Ltd.	318,055	8,939,428
#	Grace Technology, Inc.	54,300	1,485,257
	GS Yuasa Corp.	354,999	6,165,701
	Hamakyorex Co., Ltd.	132,900	4,292,017
	Hanwa Co., Ltd.	285,000	7,824,886
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	61,668
	Hazama Ando Corp.	1,528,900	11,411,297
#	Helios Techno Holdings Co., Ltd.	154,600	796,806
	Hibiya Engineering, Ltd.	144,700	2,516,896
#	Hirakawa Hewtech Corp.	81,000	801,917
	Hirano Tecseed Co., Ltd.	70,400	843,819
	Hirata Corp.	49,800	3,264,661
	Hisaka Works, Ltd.	163,300	1,311,796
	Hitachi Zosen Corp.	1,274,979	4,161,043
	Hito Communications Holdings, Inc.	50,900	794,441
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	30,300	233,428
#	Hokuetsu Industries Co., Ltd.	162,700	1,879,403
#	Hokuriku Electrical Construction Co., Ltd.	81,500	669,490
	Hosokawa Micron Corp.	55,000	1,915,913
	Howa Machinery, Ltd.	62,700	438,338
	HyAS&Co, Inc.	30,100	83,760
	Ichikawa Co., Ltd.	1,000	13,983
	Ichiken Co., Ltd.	35,400	542,485
	Ichinen Holdings Co., Ltd.	157,800	1,593,551
#	Idec Corp.	230,200	4,207,785
	Ihara Science Corp.	52,200	590,264
	Iino Kaiun Kaisha, Ltd.	650,500	2,081,759
	Inaba Denki Sangyo Co., Ltd.	201,800	8,861,309
	Inaba Seisakusho Co., Ltd.	68,100	903,859
	Inabata & Co., Ltd.	337,600	4,170,654
	Insource Co., Ltd.	56,375	1,422,550
	Interworks, Inc.	8,400	39,914
#	Inui Global Logistics Co., Ltd.	146,080	1,626,358
#	IR Japan Holdings, Ltd.	61,000	2,177,109
	Iseki & Co., Ltd.	147,800	2,016,477
#	Ishii Iron Works Co., Ltd.	11,000	225,694
#	Isolite Insulating Products Co., Ltd.	48,000	194,939
	Itoki Corp.	252,700	1,049,988
#	Iwaki Co., Ltd.	41,000	369,973
	Iwasaki Electric Co., Ltd.	35,800	443,004
#	JAC Recruitment Co., Ltd.	109,400	2,104,057
#	Jalux, Inc.	46,000	1,007,272
	Jamco Corp.	73,100	1,034,800
#	Japan Asia Group, Ltd.	189,000	579,834
	Japan Elevator Service Holdings Co., Ltd.	143,400	3,736,431
	Japan Foundation Engineering Co., Ltd.	134,500	404,029
	Japan Pulp & Paper Co., Ltd.	84,400	2,949,101
#	Japan Steel Works, Ltd. (The)	421,200	8,166,463
	Japan Transcity Corp.	271,200	1,190,485
	JK Holdings Co., Ltd.	111,140	505,050
#*	JMC Corp.	6,800	86,292
	Juki Corp.	239,600	2,018,587
	Kamei Corp.	172,600	1,750,540
	Kanaden Corp.	135,500	1,607,317

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Kanagawa Chuo Kotsu Co., Ltd.	42,800	$1,526,287
	Kanamoto Co., Ltd.	247,000	6,163,521
	Kandenko Co., Ltd.	341,300	3,061,812
	Kanematsu Corp.	644,825	7,283,849
	Katakura Industries Co., Ltd.	184,700	2,291,715
	Kato Works Co., Ltd.	61,100	1,073,440
	KAWADA TECHNOLOGIES, Inc.	47,300	3,062,936
	Kawagishi Bridge Works Co., Ltd.	11,700	254,973
	Kawanishi Warehouse Co., Ltd.	1,700	17,037
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	249,293
#*	Kawasaki Kisen Kaisha, Ltd.	632,300	7,407,951
#	Kawata Manufacturing Co., Ltd.	28,600	249,201
	Keihin Co., Ltd.	24,900	289,350
	KFC, Ltd.	8,700	149,041
	Kimura Chemical Plants Co., Ltd.	110,800	389,784
	Kimura Unity Co., Ltd.	23,500	228,290
#	King Jim Co., Ltd.	105,700	822,820
#*	Kinki Sharyo Co., Ltd. (The)	26,999	342,435
	Kintetsu World Express, Inc.	293,300	4,149,172
	Kitagawa Corp.	57,700	1,016,348
	Kitano Construction Corp.	26,972	572,985
	Kito Corp.	160,700	2,318,453
	Kitz Corp.	623,900	4,178,406
	Kobayashi Metals, Ltd.	7,900	20,712
#*	Kobe Electric Railway Co., Ltd.	37,299	1,370,330
#	Kobelco Eco-Solutions Co., Ltd.	21,399	338,897
	Koike Sanso Kogyo Co., Ltd.	14,500	299,449
#	Kokusai Co., Ltd.	51,600	327,169
	Kokuyo Co., Ltd.	274,725	3,851,828
	KOMAIHALTEC, Inc.	24,900	379,631
	Komatsu Wall Industry Co., Ltd.	53,500	956,848
	Komori Corp.	396,800	4,201,777
	Kondotec, Inc.	129,900	1,104,426
	Konoike Transport Co., Ltd.	202,500	3,004,227
*	Kosaido Co., Ltd.	212,900	1,411,198
	Kozo Keikaku Engineering, Inc.	20,700	457,355
	KRS Corp.	47,400	829,820
	Kumagai Gumi Co., Ltd.	303,400	8,672,646
	Kyodo Printing Co., Ltd.	52,500	1,314,245
#	Kyokuto Boeki Kaisha, Ltd.	45,000	725,852
	Kyokuto Kaihatsu Kogyo Co., Ltd.	237,800	2,872,861
	Kyoritsu Printing Co., Ltd.	199,200	289,922
	Like Co., Ltd.	63,200	937,847
#	Link And Motivation, Inc.	210,200	1,079,065
	Lonseal Corp.	13,900	206,478
#	Maeda Corp.	930,800	8,162,650
#	Maeda Kosen Co., Ltd.	139,500	1,980,724
	Maeda Road Construction Co., Ltd.	245,700	5,368,890
	Maezawa Industries, Inc.	25,300	82,568
	Maezawa Kasei Industries Co., Ltd.	95,100	991,386
	Maezawa Kyuso Industries Co., Ltd.	74,400	1,377,845
	Makino Milling Machine Co., Ltd.	177,900	7,797,975
	Marufuji Sheet Piling Co., Ltd.	11,800	226,479
	Maruka Corp.	43,700	844,251
	Marumae Co., Ltd.	28,300	260,573
#	Maruwa Unyu Kikan Co., Ltd.	149,400	3,719,966
	Maruyama Manufacturing Co., Inc.	27,900	310,664
	Maruzen Co., Ltd.	67,300	1,251,274
	Maruzen Showa Unyu Co., Ltd.	80,000	2,234,544

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Matching Service Japan Co., Ltd.	52,000	$635,804
	Matsuda Sangyo Co., Ltd.	100,082	1,322,507
#	Matsui Construction Co., Ltd.	146,300	983,941
	Max Co., Ltd.	206,800	3,482,757
	Meidensha Corp.	277,110	4,779,419
	Meiji Electric Industries Co., Ltd.	54,800	685,556
	Meiji Shipping Co., Ltd.	111,000	320,475
	Meisei Industrial Co., Ltd.	297,400	2,024,992
	Meitec Corp.	216,400	10,633,764
#	Meiwa Corp.	170,200	800,728
#	Mesco, Inc.	29,800	259,485
	METAWATER Co., Ltd.	82,500	2,811,917
	Mie Kotsu Group Holdings, Inc.	391,400	1,991,899
#	Mirait Holdings Corp.	586,235	8,865,479
	Mitani Corp.	73,800	3,680,511
	Mitani Sangyo Co., Ltd.	145,000	401,770
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	759,880
	Mitsubishi Logisnext Co., Ltd.	219,200	2,087,464
	Mitsubishi Pencil Co., Ltd.	83,600	1,331,101
	Mitsuboshi Belting, Ltd.	167,300	2,754,423
*	Mitsui E&S Holdings Co., Ltd.	653,400	5,771,644
	Mitsui Matsushima Holdings Co., Ltd.	65,700	733,625
	Mitsui-Soko Holdings Co., Ltd.	173,600	2,698,869
	Mitsumura Printing Co., Ltd.	9,300	152,101
	Miyaji Engineering Group, Inc.	41,517	625,774
	Mori-Gumi Co., Ltd.	69,500	196,227
	Morita Holdings Corp.	224,500	3,539,432
#	Musashi Co., Ltd.	5,000	90,149
#	NAC Co., Ltd.	76,500	685,235
	Nachi-Fujikoshi Corp.	113,200	5,121,305
	Nadex Co., Ltd.	40,600	332,734
	Nagase & Co., Ltd.	269,700	3,788,234
	Naigai Trans Line, Ltd.	44,400	540,968
#	Nakabayashi Co., Ltd.	113,400	546,820
#	Nakakita Seisakusho Co., Ltd.	3,700	97,107
#	Nakamoto Packs Co., Ltd.	38,500	513,845
	Nakanishi Manufacturing Co., Ltd.	5,700	53,786
	Nakano Corp.	110,600	488,739
	Nakano Refrigerators Co., Ltd.	200	12,240
	Namura Shipbuilding Co., Ltd.	420,428	1,176,217
	Narasaki Sangyo Co., Ltd.	25,400	431,605
#	Nexyz Group Corp.	58,000	1,033,572
#*	Nice Holdings, Inc.	50,900	319,013
	Nichias Corp.	480,100	8,546,815
	Nichiban Co., Ltd.	85,900	1,271,716
	Nichiden Corp.	101,100	1,895,947
	Nichiha Corp.	213,280	5,842,699
	Nichireki Co., Ltd.	193,700	1,986,202
#	Nihon Dengi Co., Ltd.	30,200	800,356
	Nihon Flush Co., Ltd.	65,800	1,571,973
	Nikkato Corp.	53,000	324,167
	Nikko Co., Ltd.	180,500	1,112,561
	Nikkon Holdings Co., Ltd.	385,300	8,816,747
	Nippi, Inc.	11,900	436,215
#	Nippon Air Conditioning Services Co., Ltd.	205,900	1,313,114
	Nippon Aqua Co., Ltd.	9,900	56,692
#	Nippon Carbon Co., Ltd.	74,000	2,633,983
	Nippon Concept Corp.	43,000	519,803
	Nippon Densetsu Kogyo Co., Ltd.	274,900	5,718,389

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nippon Dry-Chemical Co., Ltd.	4,300	$44,924
	Nippon Filcon Co., Ltd.	15,700	73,069
	Nippon Hume Corp.	167,400	1,195,027
	Nippon Kanzai Co., Ltd.	77,200	1,336,117
	Nippon Koei Co., Ltd.	85,900	2,515,588
	Nippon Parking Development Co., Ltd., Class C	1,557,400	2,458,250
	Nippon Rietec Co., Ltd.	9,300	103,785
	Nippon Road Co., Ltd. (The)	51,100	3,091,611
	Nippon Seisen Co., Ltd.	24,300	538,411
#*	Nippon Sharyo, Ltd.	54,899	1,312,774
	Nippon Sheet Glass Co., Ltd.	772,500	4,645,911
	Nippon Steel Trading Corp.	117,460	4,606,378
	Nippon Thompson Co., Ltd.	402,900	1,692,241
	Nippon Tungsten Co., Ltd.	6,699	130,384
	Nishimatsu Construction Co., Ltd.	398,600	7,450,626
#	Nishi-Nippon Railroad Co., Ltd.	185,600	4,084,073
	Nishio Rent All Co., Ltd.	138,000	3,552,708
#	Nissei ASB Machine Co., Ltd.	63,900	2,017,680
#	Nissei Corp.	38,900	433,696
	Nissei Plastic Industrial Co., Ltd.	169,000	1,572,388
	Nisshinbo Holdings, Inc.	990,480	7,751,359
	Nissin Corp.	109,100	1,576,507
#	Nissin Electric Co., Ltd.	384,200	4,691,085
	Nitta Corp.	160,700	4,305,287
#	Nitto Boseki Co., Ltd.	176,500	5,447,577
	Nitto Kogyo Corp.	195,500	3,717,173
	Nitto Kohki Co., Ltd.	80,100	1,571,197
	Nitto Seiko Co., Ltd.	201,200	1,061,360
	Nittoc Construction Co., Ltd.	170,600	1,003,033
	NJS Co., Ltd.	42,800	680,196
#	nms Holdings Co.	44,200	133,793
	Noda Corp.	145,800	1,033,356
	Nomura Co., Ltd.	637,600	8,065,532
	Noritake Co., Ltd.	74,500	2,758,586
	Noritsu Koki Co., Ltd.	154,700	2,446,084
	Noritz Corp.	221,400	2,583,145
#	NS Tool Co., Ltd.	61,700	1,118,455
	NS United Kaiun Kaisha, Ltd.	67,800	1,413,501
#	NTN Corp.	3,034,100	8,767,122
	Obara Group, Inc.	90,600	3,078,541
	Ochi Holdings Co., Ltd.	8,900	105,334
	Odawara Engineering Co., Ltd.	6,500	128,001
	Odelic Co., Ltd.	27,800	1,003,035
#	Ohba Co., Ltd.	89,000	522,486
	Ohmoto Gumi Co., Ltd.	4,100	196,277
	Oiles Corp.	177,470	2,597,594
	Okabe Co., Ltd.	291,100	2,318,771
	Okada Aiyon Corp.	42,800	477,259
#	Okamoto Machine Tool Works, Ltd.	21,699	473,596
	Okamura Corp.	475,200	4,653,144
#	OKK Corp.	28,700	189,275
#	OKUMA Corp.	105,400	5,748,791
	Okumura Corp.	247,480	6,633,214
	Onoken Co., Ltd.	128,700	1,569,617
	Organo Corp.	53,300	2,371,145
	Oriental Consultants Holdings Co., Ltd.	6,100	113,310
	Origin Co., Ltd.	27,600	350,944
	OSG Corp.	243,700	5,072,916
	OSJB Holdings Corp.	1,041,700	2,381,449

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Outsourcing, Inc.	822,100	$7,874,952
	Oyo Corp.	167,200	1,664,856
#	Paraca, Inc.	37,900	721,450
	Parker Corp.	34,000	141,819
*	Pasco Corp.	7,800	65,635
	Pasona Group, Inc.	134,900	1,948,154
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	689,612
	Penta-Ocean Construction Co., Ltd.	1,716,400	9,530,261
*	Phil Co., Inc.	10,900	414,428
	Pilot Corp.	25,700	957,255
#	Prestige International, Inc.	800,200	6,384,840
	Pronexus, Inc.	124,000	1,280,283
	PS Mitsubishi Construction Co., Ltd.	244,400	1,637,850
	Punch Industry Co., Ltd.	107,900	495,003
	Quick Co., Ltd.	77,900	981,627
	Raito Kogyo Co., Ltd.	315,200	4,154,013
#	Rasa Corp.	63,200	492,001
	Relia, Inc.	252,900	3,161,220
	Rheon Automatic Machinery Co., Ltd.	152,100	2,204,023
	Rix Corp.	17,300	243,485
#*	Rozetta Corp.	22,800	818,533
	Ryobi, Ltd.	181,040	3,048,911
	S LINE Co., Ltd.	23,800	203,052
	Sakai Heavy Industries, Ltd.	24,500	645,267
	Sakai Moving Service Co., Ltd.	86,600	4,985,066
#*	Sanix, Inc.	146,200	559,605
	Sanki Engineering Co., Ltd.	337,700	4,020,662
	Sanko Gosei, Ltd.	139,300	457,256
	Sanko Metal Industrial Co., Ltd.	17,700	396,184
	Sankyo Tateyama, Inc.	212,200	2,467,731
#	Sanoyas Holdings Corp.	159,500	290,488
#	Sansei Technologies, Inc.	88,000	777,174
#	Sansha Electric Manufacturing Co., Ltd.	66,700	433,395
	Sanyo Denki Co., Ltd.	44,100	1,943,528
	Sanyo Engineering & Construction, Inc.	78,500	535,898
	Sanyo Industries, Ltd.	9,900	169,979
	Sanyo Trading Co., Ltd.	80,000	1,579,670
#	Sata Construction Co., Ltd.	91,299	354,251
	Sato Holdings Corp.	214,300	5,810,904
#	Sato Shoji Corp.	93,000	707,317
	Sawafuji Electric Co., Ltd.	1,900	31,455
	SBS Holdings, Inc.	152,500	2,219,896
#	SEC Carbon, Ltd.	10,900	830,599
#	Secom Joshinetsu Co., Ltd.	33,600	1,093,253
#	Seibu Electric & Machinery Co., Ltd.	10,300	86,513
	Seika Corp.	67,000	824,757
	Seikitokyu Kogyo Co., Ltd.	211,530	1,429,604
	Sekisui Jushi Corp.	223,200	4,414,102
	Senko Group Holdings Co., Ltd.	900,100	7,033,942
	Senshu Electric Co., Ltd.	54,700	1,430,933
	Shibusawa Warehouse Co., Ltd. (The)	62,200	1,093,870
	Shibuya Corp.	100,800	2,710,677
	Shima Seiki Manufacturing, Ltd.	212,300	4,905,313
	Shin Nippon Air Technologies Co., Ltd.	116,680	1,937,670
#	Shin-Keisei Electric Railway Co., Ltd.	42,999	834,456
	Shinki Bus Co., Ltd.	1,900	66,203
	Shinmaywa Industries, Ltd.	707,200	8,278,493
	Shinnihon Corp.	208,700	1,465,708
	Shinsho Corp.	36,300	795,784

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Shinwa Co., Ltd.	70,100	$1,404,559
#*	Shoko Co., Ltd.	44,400	260,773
#	Showa Aircraft Industry Co., Ltd.	48,937	621,057
#	SIGMAXYZ, Inc.	138,400	1,868,286
	Sinfonia Technology Co., Ltd.	173,200	1,932,136
	Sinko Industries, Ltd.	151,700	2,456,050
	Sintokogio, Ltd.	328,700	2,969,710
	SMS Co., Ltd.	455,301	11,175,168
#	Soda Nikka Co., Ltd.	126,500	639,291
	Sodick Co., Ltd.	214,900	1,548,195
	Space Co., Ltd.	100,062	1,169,020
	S-Pool, Inc.	301,000	1,879,080
	Star Micronics Co., Ltd.	276,300	3,934,674
	Subaru Enterprise Co., Ltd.	8,500	542,288
#	Sugimoto & Co., Ltd.	70,500	1,246,789
	Sumiseki Holdings, Inc.	476,200	584,046
	Sumitomo Densetsu Co., Ltd.	129,500	2,644,773
	Sumitomo Mitsui Construction Co., Ltd.	1,421,640	7,491,079
*	Sumitomo Precision Products Co., Ltd.	21,584	616,420
	Sumitomo Warehouse Co., Ltd. (The)	473,900	6,270,127
	Suzumo Machinery Co., Ltd.	2,200	27,524
	SWCC Showa Holdings Co., Ltd.	98,700	797,192
#	Tacmina Corp.	14,700	228,966
#	Tadano, Ltd.	825,100	7,908,464
	Taihei Dengyo Kaisha, Ltd.	122,900	2,726,512
	Taiheiyo Kouhatsu, Inc.	44,200	320,078
	Taikisha, Ltd.	184,900	5,598,383
	Taisei Oncho Co., Ltd.	14,200	244,319
	Takadakiko Co., Ltd.	7,500	174,227
#	Takagi Seiko Corp.	2,300	63,124
	Takamatsu Construction Group Co., Ltd.	107,800	2,479,156
#	Takamatsu Machinery Co., Ltd.	41,800	331,700
	Takamiya Co., Ltd.	128,600	766,869
	Takano Co., Ltd.	61,800	443,841
	Takaoka Toko Co., Ltd.	59,620	625,929
	Takara Printing Co., Ltd.	22,155	342,595
	Takara Standard Co., Ltd.	267,900	4,435,055
	Takasago Thermal Engineering Co., Ltd.	350,100	5,812,156
#	Takashima & Co., Ltd.	26,600	395,132
	Takeei Corp.	162,900	1,605,918
	Takeuchi Manufacturing Co., Ltd.	294,700	4,619,264
#	Takigami Steel Construction Co., Ltd. (The)	5,300	256,259
#	Takisawa Machine Tool Co., Ltd.	45,100	538,092
	Takuma Co., Ltd.	303,000	3,447,570
	Tanabe Consulting Co., Ltd.	1,200	14,082
#	Tanabe Engineering Corp.	39,500	274,437
	Tanseisha Co., Ltd.	317,149	3,565,781
	Tatsuta Electric Wire and Cable Co., Ltd.	317,600	1,364,518
#	TECHNO ASSOCIE Co., Ltd.	56,800	526,641
	Techno Ryowa, Ltd.	71,390	509,170
	Techno Smart Corp.	49,500	306,164
	TechnoPro Holdings, Inc.	7,200	429,646
	Teikoku Electric Manufacturing Co., Ltd.	134,500	1,470,040
	Teikoku Sen-I Co., Ltd.	118,600	1,982,155
	Tekken Corp.	99,000	2,537,694
	Tenox Corp.	22,500	172,196
	Teraoka Seisakusho Co., Ltd.	76,000	333,905
	Terasaki Electric Co., Ltd.	24,400	209,937
	Toa Corp.	117,000	1,417,957

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	TOA ROAD Corp.	27,300	$866,770
#	Toba, Inc.	9,800	255,037
	Tobishima Corp.	151,070	1,627,044
	Tocalo Co., Ltd.	474,700	3,958,508
	Toda Corp.	520,800	3,012,127
	Toenec Corp.	58,600	1,876,181
#	Togami Electric Manufacturing Co., Ltd.	17,800	280,560
	TOKAI Holdings Corp.	743,300	6,980,442
	Tokai Lease Co., Ltd.	19,300	294,716
	Tokyo Energy & Systems, Inc.	184,200	1,504,424
#	Tokyo Keiki, Inc.	69,022	568,912
	Tokyo Sangyo Co., Ltd.	146,700	672,693
	Tokyu Construction Co., Ltd.	661,700	5,083,980
	Toli Corp.	289,200	674,131
#	Tomoe Corp.	162,200	603,246
#	Tomoe Engineering Co., Ltd.	59,500	1,302,536
	Tonami Holdings Co., Ltd.	40,900	1,747,982
	Toppan Forms Co., Ltd.	366,900	3,485,058
	Torishima Pump Manufacturing Co., Ltd.	143,800	1,305,228
	Toshiba Machine Co., Ltd.	157,000	3,267,964
	Toshiba Plant Systems & Services Corp.	188,250	3,147,266
	Totech Corp.	57,000	1,139,865
#	Totetsu Kogyo Co., Ltd.	193,200	5,736,432
	Totoku Electric Co., Ltd.	17,700	320,893
	Toyo Construction Co., Ltd.	602,300	2,611,868
	Toyo Denki Seizo K.K.	41,250	565,511
#*	Toyo Engineering Corp.	221,078	1,272,618
#	Toyo Logistics Co., Ltd.	85,100	253,462
	Toyo Machinery & Metal Co., Ltd.	109,300	578,556
	Toyo Tanso Co., Ltd.	88,000	1,905,657
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	517,666
	Trancom Co., Ltd.	56,800	3,294,968
#	Trinity Industrial Corp.	36,000	226,486
#	Trusco Nakayama Corp.	154,100	3,611,124
	Trust Tech, Inc.	158,000	1,905,126
	Tsubaki Nakashima Co., Ltd.	336,200	5,060,362
	Tsubakimoto Chain Co.	208,840	6,722,024
#	Tsubakimoto Kogyo Co., Ltd.	28,800	1,003,938
	Tsudakoma Corp.	31,998	392,336
#	Tsugami Corp.	336,300	2,877,049
	Tsukishima Kikai Co., Ltd.	210,100	2,710,534
	Tsurumi Manufacturing Co., Ltd.	141,900	2,650,982
	Uchida Yoko Co., Ltd.	69,900	2,535,971
#	Ueki Corp.	34,800	797,625
	Union Tool Co.	52,300	1,528,273
	Ushio, Inc.	973,200	13,819,900
#	UT Group Co., Ltd.	204,000	4,395,366
	Utoc Corp.	102,200	465,170
	Waida Manufacturing Co., Ltd.	4,300	50,118
	Wakachiku Construction Co., Ltd.	99,200	1,379,528
	Wakita & Co., Ltd.	294,800	2,912,573
	WDB Holdings Co., Ltd.	65,900	1,775,403
	Weathernews, Inc.	40,600	1,248,713
	Will Group, Inc.	105,800	927,570
	World Holdings Co., Ltd.	46,600	678,451
	Yahagi Construction Co., Ltd.	200,200	1,287,223
	YAMABIKO Corp.	259,528	2,744,568
#	YAMADA Consulting Group Co., Ltd.	78,800	1,233,056
#	Yamashina Corp.	224,200	145,582

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Yamato Corp.	117,000	$764,950
	Yamaura Corp.	47,100	378,879
	Yamazen Corp.	465,300	4,072,480
	Yasuda Logistics Corp.	122,200	1,054,667
	Yokogawa Bridge Holdings Corp.	239,000	3,606,707
	Yondenko Corp.	27,360	717,641
	Yuasa Trading Co., Ltd.	128,600	3,681,279
	Yuken Kogyo Co., Ltd.	24,000	360,012
#	Yumeshin Holdings Co., Ltd.	362,700	2,949,546
	Yurtec Corp.	277,500	1,691,456
	Zaoh Co., Ltd.	23,400	300,829
#	Zenitaka Corp. (The)	19,600	732,613
	Zuiko Corp.	29,000	853,110

TOTAL INDUSTRIALS			1,059,562,787

INFORMATION TECHNOLOGY — (12.8%)
	A&D Co., Ltd.	141,000	944,890
	Access Co., Ltd.	208,000	1,499,474
	Ad-sol Nissin Corp.	43,000	878,248
#	Adtec Plasma Technology Co., Ltd.	30,700	193,231
	AGS Corp.	11,600	74,209
	Ai Holdings Corp.	304,600	5,222,833
	Aichi Tokei Denki Co., Ltd.	18,900	700,646
	Aiphone Co., Ltd.	74,900	1,105,004
	Alpha Systems, Inc.	60,520	1,522,242
	Amano Corp.	243,000	7,431,385
	AOI Electronics Co., Ltd.	31,400	639,924
	Argo Graphics, Inc.	122,200	2,949,214
	Arisawa Manufacturing Co., Ltd.	223,500	2,114,275
	ArtSpark Holdings, Inc.	48,100	260,846
	Asahi Intelligence Service Co., Ltd.	1,300	13,065
#	Aval Data Corp.	26,000	379,272
#	Avant Corp.	57,900	1,112,474
*	Axell Corp.	44,900	251,364
	Azia Co., Ltd.	14,300	162,062
#	Billing System Corp.	18,300	260,467
#*	BrainPad, Inc.	7,200	409,724
	Broadleaf Co., Ltd.	722,700	3,910,202
	Business Brain Showa-Ota, Inc.	13,300	331,723
	CAC Holdings Corp.	96,400	1,162,339
	Canon Electronics, Inc.	147,700	2,514,861
	Capital Asset Planning, Inc.	13,200	148,948
	CDS Co., Ltd.	18,800	232,597
	Chino Corp.	47,400	602,006
#	Citizen Watch Co., Ltd.	1,141,300	5,599,182
	CMK Corp.	395,200	2,127,909
	Computer Engineering & Consulting, Ltd.	177,000	3,330,265
	Computer Institute of Japan, Ltd.	105,000	809,813
	Comture Corp.	165,000	3,124,778
	CONEXIO Corp.	128,600	1,621,394
#	Core Corp.	45,800	591,954
	Cresco, Ltd.	41,500	1,325,218
*	CRI Middleware Co., Ltd.	8,500	136,813
#	Cube System, Inc.	60,600	428,817
	Cyber Com Co., Ltd.	15,800	260,457
#	Cybernet Systems Co., Ltd.	55,000	342,801
	Cybozu, Inc.	147,700	1,390,311
#	Dai-ichi Seiko Co., Ltd.	82,700	2,020,284
#	Daiko Denshi Tsushin, Ltd.	37,200	239,045

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Daishinku Corp.	64,099	$601,113
	Daitron Co., Ltd.	54,400	663,456
	Daiwabo Holdings Co., Ltd.	140,700	5,864,646
*	DDS, Inc.	6,800	21,583
	Denki Kogyo Co., Ltd.	76,700	2,177,449
	Densan System Co., Ltd.	52,000	1,396,713
	Dexerials Corp.	469,900	3,496,868
	Digital Arts, Inc.	88,000	5,837,173
	Digital Garage, Inc.	68,800	2,203,060
#	Digital Hearts Holdings Co., Ltd.	109,300	940,603
#	Digital Information Technologies Corp.	54,900	951,068
#	DKK-Toa Corp.	28,300	216,864
	Double Standard, Inc.	14,000	631,675
	DTS Corp.	332,400	6,949,526
	Ebase Co., Ltd.	29,800	283,318
#*	E-Guardian, Inc.	74,000	1,132,144
#	Eizo Corp.	132,900	4,658,974
	Elecom Co., Ltd.	141,200	5,550,470
	Elematec Corp.	122,942	1,134,131
#	Enomoto Co., Ltd.	30,200	287,869
	Enplas Corp.	65,800	2,140,332
	ESPEC Corp.	166,000	2,903,859
	Excel Co., Ltd.	56,000	632,150
	Fenwal Controls of Japan, Ltd.	21,600	276,082
	Ferrotec Holdings Corp.	264,900	2,084,632
#*	FFRI, Inc.	20,500	602,080
#	Fixstars Corp.	115,700	1,551,798
	Focus Systems Corp.	22,500	173,733
#	Forval Corp.	53,900	489,735
#	Fronteo, Inc.	118,100	349,865
	FTGroup Co., Ltd.	67,000	869,606
	Fuji Soft, Inc.	42,500	1,805,288
	Fujitsu Frontech, Ltd.	88,800	776,062
	Fukui Computer Holdings, Inc.	53,500	1,222,826
	Furuno Electric Co., Ltd.	197,800	1,734,186
	Furuya Metal Co., Ltd.	7,600	272,097
	Future Corp.	150,800	2,635,299
	Future Innovation Group, Inc.	11,900	34,180
#	Geomatec Co., Ltd.	29,900	202,037
	GL Sciences, Inc.	46,700	590,227
	Glosel Co., Ltd.	118,700	464,986
#	GMO Cloud K.K.	19,300	480,101
	GMO internet, Inc.	192,900	3,342,438
#	GMO Pepabo, Inc.	7,300	166,397
*	Gunosy, Inc.	44,800	582,200
#	Hagiwara Electric Holdings Co., Ltd.	51,100	1,271,342
	Hakuto Co., Ltd.	100,600	1,094,950
	Hibino Corp.	26,900	625,748
	Hioki EE Corp.	70,900	2,405,723
	Hochiki Corp.	123,600	1,696,824
#	Hokuriku Electric Industry Co., Ltd.	48,200	461,881
#	Honda Tsushin Kogyo Co., Ltd.	113,800	522,775
#	Hosiden Corp.	423,800	4,364,673
	Ibiden Co., Ltd.	32,578	657,607
	Icom, Inc.	79,000	1,624,916
#	ID Holdings Corp.	52,100	599,680
#	Ikegami Tsushinki Co., Ltd.	40,799	403,964
	Ines Corp.	166,100	1,800,766
	I-Net Corp.	80,390	991,291

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Infocom Corp.	188,000	$4,411,282
	Infomart Corp.	473,500	7,412,315
	Information Services International-Dentsu, Ltd.	90,700	2,840,509
	Innotech Corp.	116,200	938,020
#	Intelligent Wave, Inc.	36,600	274,757
	Inter Action Corp.	27,600	526,414
	I-O Data Device, Inc.	57,800	469,431
	Iriso Electronics Co., Ltd.	157,000	7,584,954
#	ISB Corp.	15,300	209,147
*	ITbook Holdings Co., Ltd.	11,200	32,949
	Itfor, Inc.	164,700	1,257,393
	Iwatsu Electric Co., Ltd.	68,500	519,178
	Japan Aviation Electronics Industry, Ltd.	382,900	5,468,579
	Japan Cash Machine Co., Ltd.	154,800	1,318,508
#*	Japan Display, Inc.	3,483,900	1,951,236
#	Japan Electronic Materials Corp.	51,800	241,335
	Japan Material Co., Ltd.	486,600	6,048,500
	Jastec Co., Ltd.	85,300	867,753
	JBCC Holdings, Inc.	117,800	1,681,066
	JFE Systems, Inc.	2,100	54,768
*	JIG-SAW, Inc.	26,700	1,092,975
	Justsystems Corp.	77,400	2,942,273
	Kaga Electronics Co., Ltd.	133,600	2,405,558
	Kanematsu Electronics, Ltd.	89,400	2,557,250
	KEL Corp.	27,900	201,184
	Koa Corp.	172,100	2,128,160
	KSK Co., Ltd.	3,000	50,608
#	Kyoden Co., Ltd.	116,100	320,869
	Kyosan Electric Manufacturing Co., Ltd.	319,900	1,094,544
	Kyowa Electronic Instruments Co., Ltd.	146,000	571,690
#	LAC Co., Ltd.	100,100	1,230,333
	LECIP Holdings Corp.	6,800	49,641
	Macnica Fuji Electronics Holdings, Inc.	389,750	5,037,481
	Mamezou Holdings Co., Ltd.	129,000	2,060,586
	Marubun Corp.	112,200	567,737
#	Maruwa Co., Ltd.	70,000	4,517,318
#	Maxell Holdings, Ltd.	396,400	5,676,854
	MCJ Co., Ltd.	543,600	3,432,621
	Megachips Corp.	112,800	1,741,598
#	Meiko Electronics Co., Ltd.	179,500	2,498,765
	Melco Holdings, Inc.	13,400	335,603
#*	Metaps, Inc.	12,800	120,491
#	Micronics Japan Co., Ltd.	223,800	1,799,116
#	Mimaki Engineering Co., Ltd.	136,300	671,657
	Mimasu Semiconductor Industry Co., Ltd.	122,681	1,985,936
	Miraial Co., Ltd.	48,800	614,667
	Miroku Jyoho Service Co., Ltd.	140,300	3,848,868
	Mitachi Co., Ltd.	17,900	116,040
	Mitsubishi Research Institute, Inc.	56,200	1,871,704
	Mitsui High-Tec, Inc.	184,400	2,915,923
	Mutoh Holdings Co., Ltd.	14,600	224,793
	Nagano Keiki Co., Ltd.	96,400	609,226
	Nakayo, Inc.	77,100	1,158,299
	NEC Networks & System Integration Corp.	176,700	4,812,142
	Neos Corp.	8,600	67,871
	NF Corp.	23,700	438,301
	Nichicon Corp.	397,800	3,649,407
#*	Nihon Dempa Kogyo Co., Ltd.	121,600	495,466
	Nihon Denkei Co., Ltd.	31,800	365,939

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Nippon Chemi-Con Corp.	83,600	$1,238,971
#	Nippon Computer Dynamics Co., Ltd.	38,600	297,110
	Nippon Electric Glass Co., Ltd.	17,436	389,861
#	Nippon Information Development Co., Ltd.	12,600	148,719
#	Nippon Kodoshi Corp.	56,200	647,200
	Nippon Signal Co., Ltd.	372,300	4,174,287
	Nippon Systemware Co., Ltd.	56,800	1,261,320
	Nissha Co., Ltd.	253,600	2,534,353
	Nohmi Bosai, Ltd.	167,400	3,209,850
	NSD Co., Ltd.	293,480	8,460,184
	NuFlare Technology, Inc.	35,800	2,548,991
#	Ohara, Inc.	35,900	499,703
#	Ohizumi Manufacturing Co., Ltd.	27,100	150,812
#*	Okaya Electric Industries Co., Ltd.	77,800	264,767
	Oki Electric Industry Co., Ltd.	699,800	9,555,885
#	ONO Sokki Co., Ltd.	37,400	183,978
	Optex Group Co., Ltd.	271,520	4,060,226
#	Oro Co., Ltd.	15,800	418,931
	Osaki Electric Co., Ltd.	324,800	1,988,209
	Oval Corp.	35,600	79,950
	Paltek Corp.	38,500	178,661
	PCA Corp.	2,300	82,398
	PCI Holdings, Inc.	15,400	293,877
	Poletowin Pitcrew Holdings, Inc.	226,000	2,216,573
#	Pro-Ship, Inc.	41,700	474,612
	Rakus Co., Ltd.	260,600	4,064,390
#	RECOMM Co., Ltd.	404,200	488,752
*	Remixpoint, Inc.	22,000	39,732
	Restar Holdings Corp.	161,100	2,621,479
	Riken Keiki Co., Ltd.	113,500	2,188,697
	Riso Kagaku Corp.	177,600	2,719,885
	Roland DG Corp.	105,700	1,960,911
	Rorze Corp.	77,400	1,853,064
	RS Technologies Co., Ltd.	27,300	895,500
	Ryoden Corp.	110,600	1,545,666
	Ryosan Co., Ltd.	187,200	4,777,743
	Ryoyo Electro Corp.	168,200	2,885,228
#	Saison Information Systems Co., Ltd.	24,800	474,701
	Sakura Internet, Inc.	155,700	873,784
	Samco, Inc.	14,700	119,841
	Sanken Electric Co., Ltd.	193,200	3,856,840
	Sanshin Electronics Co., Ltd.	150,100	2,098,998
#	Satori Electric Co., Ltd.	90,380	675,855
	Saxa Holdings, Inc.	32,600	558,964
	Scala, Inc.	120,700	1,097,095
#	Seikoh Giken Co., Ltd.	19,900	498,266
#	SEMITEC Corp.	5,500	131,608
#	Shibaura Electronics Co., Ltd.	58,000	1,448,828
	Shibaura Mechatronics Corp.	31,800	850,850
#*	SHIFT, Inc.	41,800	2,077,856
	Shindengen Electric Manufacturing Co., Ltd.	54,800	1,776,575
#	Shinko Electric Industries Co., Ltd.	566,300	4,860,005
	Shinko Shoji Co., Ltd.	314,200	2,708,472
	Shizuki Electric Co., Inc.	127,100	636,039
#	Showa Shinku Co., Ltd.	25,400	292,575
	Sigma Koki Co., Ltd.	31,600	346,844
#	Siix Corp.	242,700	3,319,506
#	SK-Electronics Co., Ltd.	64,100	1,128,568
	SMK Corp.	37,099	925,040

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Softbank Technology Corp.	74,000	$1,352,485
	Softbrain Co., Ltd.	111,300	674,422
	Softcreate Holdings Corp.	58,200	875,886
	Soliton Systems K.K.	51,700	467,490
*	So-net Media Networks Corp.	2,700	17,397
#	Soshin Electric Co., Ltd.	58,400	235,334
#	Sourcenext Corp.	364,000	1,607,587
	SRA Holdings	75,600	1,679,748
#	Sumida Corp.	206,049	1,917,103
	Sun-Wa Technos Corp.	82,000	657,278
#	Suzuki Co., Ltd.	77,300	460,511
	System Information Co., Ltd.	54,800	500,323
	System Research Co., Ltd.	27,200	487,344
	Systemsoft Corp.	255,800	259,481
	Systena Corp.	564,200	8,411,204
	Tachibana Eletech Co., Ltd.	129,360	1,970,359
#	Takachiho Koheki Co., Ltd.	38,500	397,317
#	TAKEBISHI Corp.	53,100	658,713
	Tamura Corp.	651,300	3,505,696
#	Tazmo Co., Ltd.	39,500	401,014
	TDC Soft, Inc.	111,300	822,880
	TechMatrix Corp.	116,800	2,525,801
	Techno Horizon Holdings Co., Ltd.	56,700	209,334
	Tecnos Japan, Inc.	112,200	536,212
#	Teikoku Tsushin Kogyo Co., Ltd.	53,800	566,044
#*	Terilogy Co., Ltd.	8,800	56,093
	TESEC Corp.	19,400	177,761
	TKC Corp.	119,000	5,173,755
	Tokyo Electron Device, Ltd.	45,600	857,061
	Tokyo Seimitsu Co., Ltd.	315,100	9,343,869
#	Tomen Devices Corp.	15,300	334,547
	Topcon Corp.	862,100	11,506,470
#	Torex Semiconductor, Ltd.	45,500	518,543
	Toshiba TEC Corp.	212,600	6,310,952
	Toukei Computer Co., Ltd.	23,210	686,683
	Towa Corp.	171,400	1,369,211
	Toyo Corp.	165,500	1,648,155
	Tri Chemical Laboratories, Inc.	39,400	2,433,400
#	Tsuzuki Denki Co., Ltd.	42,800	450,258
#	Ubicom Holdings, Inc.	12,500	168,832
	Ulvac, Inc.	318,000	12,878,035
#	UMC Electronics Co., Ltd.	52,700	339,984
	Uniden Holdings Corp.	44,000	762,455
	UNIRITA, Inc.	8,100	130,522
#	UNITED, Inc.	24,200	267,574
#	V Technology Co., Ltd.	77,200	3,777,662
	VINX Corp.	11,500	131,607
	Wacom Co., Ltd.	1,124,700	3,666,526
	YAC Holdings Co., Ltd.	87,500	550,140
*	Yamaha Motor Robotics Holdings Co., Ltd.	88,400	336,368
	Yamaichi Electronics Co., Ltd.	153,400	1,749,398
#	Yashima Denki Co., Ltd.	131,200	1,049,810
#	Yokowo Co., Ltd.	105,200	2,890,998
	Zuken, Inc.	113,200	1,957,235

TOTAL INFORMATION TECHNOLOGY			465,545,645

MATERIALS — (9.7%)
	Achilles Corp.	109,000	1,707,128
	ADEKA Corp.	665,700	8,305,354

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Aichi Steel Corp.	81,700	$2,330,345
	Arakawa Chemical Industries, Ltd.	132,600	1,810,420
#	Araya Industrial Co., Ltd.	26,500	360,277
	Asahi Holdings, Inc.	299,850	6,189,585
	Asahi Printing Co., Ltd.	25,700	241,134
	Asahi Yukizai Corp.	98,600	1,187,220
	Asahipen Corp.	2,100	32,631
	Asia Pile Holdings Corp.	220,000	1,054,111
	C Uyemura & Co., Ltd.	35,900	1,898,099
	Carlit Holdings Co., Ltd.	139,400	737,620
	Chuetsu Pulp & Paper Co., Ltd.	49,900	691,810
*	Chugai Mining Co., Ltd.	652,700	120,538
#	Chugoku Marine Paints, Ltd.	478,100	3,930,594
	CI Takiron Corp.	324,200	1,888,427
#	CK-San-Etsu Co., Ltd.	21,200	557,320
	Dai Nippon Toryo Co., Ltd.	145,500	1,429,972
	Daido Steel Co., Ltd.	80,900	3,195,509
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	965,236
	Daiken Corp.	93,900	1,635,449
	Daiki Aluminium Industry Co., Ltd.	202,100	1,332,029
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	2,759,954
#	Daio Paper Corp.	290,600	3,711,105
	DKS Co., Ltd.	68,800	1,824,768
	Dowa Holdings Co., Ltd.	92,500	3,176,316
	Dynapac Co., Ltd.	8,500	116,381
	Fuji Seal International, Inc.	101,200	2,565,906
	Fujikura Kasei Co., Ltd.	184,200	889,887
	Fujimi, Inc.	5,300	125,328
	Fujimori Kogyo Co., Ltd.	120,900	3,597,440
	Fuso Chemical Co., Ltd.	142,200	3,173,066
	Geostr Corp.	111,400	318,031
	Godo Steel, Ltd.	67,700	1,332,354
	Gun-Ei Chemical Industry Co., Ltd.	31,600	703,382
	Hakudo Co., Ltd.	48,200	623,406
	Harima Chemicals Group, Inc.	106,100	1,200,653
	Hodogaya Chemical Co., Ltd.	44,900	1,393,753
	Hokkan Holdings, Ltd.	56,100	792,553
	Hokko Chemical Industry Co., Ltd.	139,100	635,212
	Hokuetsu Corp.	1,042,799	5,239,981
	Honshu Chemical Industry Co., Ltd.	28,200	303,221
	Ise Chemicals Corp.	14,800	431,914
#	Ishihara Chemical Co., Ltd.	35,500	544,259
	Ishihara Sangyo Kaisha, Ltd.	222,050	2,020,181
	Ishizuka Glass Co., Ltd.	16,100	299,919
#	JCU Corp.	181,800	3,681,979
	JSP Corp.	102,700	1,696,012
	Kaneka Corp.	20,900	654,976
	Kanto Denka Kogyo Co., Ltd.	335,900	2,539,265
	Katakura & Co-op Agri Corp.	21,500	213,301
#	KeePer Technical Laboratory Co., Ltd.	51,000	744,733
	KH Neochem Co., Ltd.	234,500	5,139,085
	Kimoto Co., Ltd.	247,400	397,689
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,681,341
	Kobe Steel, Ltd.	448,000	2,406,193
#	Kohsoku Corp.	72,200	891,506
	Konishi Co., Ltd.	260,700	3,573,482
	Konoshima Chemical Co., Ltd.	39,000	281,670
#	Krosaki Harima Corp.	41,200	2,161,133
#	Kumiai Chemical Industry Co., Ltd.	641,687	5,562,242

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Kunimine Industries Co., Ltd.	40,400	$350,658
#	Kureha Corp.	141,650	8,477,339
	Kurimoto, Ltd.	67,900	949,725
	Kuriyama Holdings Corp.	92,800	701,863
	Kyoei Steel, Ltd.	158,900	2,994,007
	Kyowa Leather Cloth Co., Ltd.	91,900	629,613
	Lintec Corp.	210,600	4,192,326
	MEC Co., Ltd.	131,000	1,897,820
	Mitani Sekisan Co., Ltd.	73,600	2,216,326
	Mitsubishi Paper Mills, Ltd.	405,600	1,824,213
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	550,859
	Mitsui Mining & Smelting Co., Ltd.	484,900	11,575,806
	Molitec Steel Co., Ltd.	83,100	266,029
	MORESCO Corp.	47,800	588,527
	Mory Industries, Inc.	39,300	735,190
	Nakayama Steel Works, Ltd.	220,200	897,355
	Neturen Co., Ltd.	261,200	2,065,090
#*	New Japan Chemical Co., Ltd.	200,600	358,147
	Nicca Chemical Co., Ltd.	49,300	381,240
#	Nichia Steel Works, Ltd.	138,600	387,258
#	Nihon Kagaku Sangyo Co., Ltd.	90,200	848,369
	Nihon Nohyaku Co., Ltd.	243,500	1,107,601
	Nihon Parkerizing Co., Ltd.	505,500	5,516,278
	Nihon Yamamura Glass Co., Ltd.	110,400	1,299,707
	Nippon Carbide Industries Co., Inc.	49,300	556,091
#	Nippon Chemical Industrial Co., Ltd.	42,600	929,673
	Nippon Concrete Industries Co., Ltd.	306,600	763,979
#	Nippon Denko Co., Ltd.	1,018,114	1,581,624
#	Nippon Fine Chemical Co., Ltd.	81,500	910,462
#	Nippon Kayaku Co., Ltd.	70,700	847,748
	Nippon Kinzoku Co., Ltd.	27,000	203,297
	Nippon Koshuha Steel Co., Ltd.	26,799	102,850
#	Nippon Light Metal Holdings Co., Ltd.	4,755,800	8,585,598
#	Nippon Paper Industries Co., Ltd.	103,800	1,696,143
	Nippon Pillar Packing Co., Ltd.	157,500	1,768,362
	Nippon Soda Co., Ltd.	193,300	4,692,095
#	Nippon Yakin Kogyo Co., Ltd.	124,050	2,508,727
	Nitta Gelatin, Inc.	100,500	621,728
	Nittetsu Mining Co., Ltd.	43,700	1,722,466
	Nozawa Corp.	52,500	302,144
	Oat Agrio Co., Ltd.	18,000	251,341
	Okamoto Industries, Inc.	82,600	3,045,045
	Okura Industrial Co., Ltd.	61,800	934,717
	Osaka Organic Chemical Industry, Ltd.	100,800	1,003,945
	Osaka Soda Co., Ltd.	108,599	2,792,911
	Osaka Steel Co., Ltd.	94,200	1,158,269
	OSAKA Titanium Technologies Co., Ltd.	155,500	2,553,238
#	Pacific Metals Co., Ltd.	126,799	2,645,151
	Pack Corp. (The)	96,200	3,268,774
#	Rasa Industries, Ltd.	49,700	581,968
	Rengo Co., Ltd.	43,000	310,757
	Riken Technos Corp.	255,000	1,082,004
	Sakai Chemical Industry Co., Ltd.	112,100	2,634,304
	Sakata INX Corp.	311,800	3,249,632
	Sanyo Chemical Industries, Ltd.	96,300	4,165,162
#	Sanyo Special Steel Co., Ltd.	147,060	1,971,550
	Seiko PMC Corp.	78,600	571,355
	Sekisui Plastics Co., Ltd.	179,100	1,247,773
	Shikoku Chemicals Corp.	260,000	2,735,994

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Shinagawa Refractories Co., Ltd.	44,300	$1,085,803
	Shin-Etsu Polymer Co., Ltd.	336,500	2,349,981
	SK Kaken Co., Ltd.	1,600	646,326
	Soken Chemical & Engineering Co., Ltd.	48,900	547,500
	Stella Chemifa Corp.	82,400	2,019,120
	Sumitomo Bakelite Co., Ltd.	84,400	3,325,543
#	Sumitomo Osaka Cement Co., Ltd.	238,699	10,267,893
	Sumitomo Seika Chemicals Co., Ltd.	70,900	2,101,461
#	T Hasegawa Co., Ltd.	204,200	3,786,426
#	T&K Toka Co., Ltd.	146,900	1,270,675
	Taisei Lamick Co., Ltd.	43,900	1,157,830
	Taiyo Holdings Co., Ltd.	140,400	4,746,191
	Takasago International Corp.	104,000	2,528,495
	Takemoto Yohki Co., Ltd.	46,900	418,853
	Taoka Chemical Co., Ltd.	1,600	89,683
#	Tayca Corp.	139,300	2,531,490
	Tenma Corp.	129,800	2,366,476
#	Titan Kogyo, Ltd.	5,100	117,904
	Toagosei Co., Ltd.	871,100	9,878,100
#	Toda Kogyo Corp.	24,800	509,325
	Toho Acetylene Co., Ltd.	12,700	160,054
	Toho Chemical Industry Co., Ltd.	47,000	220,548
#	Toho Titanium Co., Ltd.	242,500	1,868,632
	Toho Zinc Co., Ltd.	122,699	2,285,675
	Tohoku Steel Co., Ltd.	16,300	214,586
#	Tokushu Tokai Paper Co., Ltd.	71,058	2,491,447
	Tokuyama Corp.	414,298	9,555,973
	Tokyo Ohka Kogyo Co., Ltd.	242,500	9,072,696
#	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	221,565
	Tokyo Rope Manufacturing Co., Ltd.	101,700	954,723
	Tokyo Steel Manufacturing Co., Ltd.	842,500	6,477,190
	Tokyo Tekko Co., Ltd.	74,900	933,511
	Tomoegawa Co., Ltd.	33,600	305,958
	Tomoku Co., Ltd.	81,500	1,164,646
	Topy Industries, Ltd.	114,200	2,039,658
#	Toyo Gosei Co., Ltd.	32,800	742,588
	Toyo Ink SC Holdings Co., Ltd.	277,600	6,335,164
	Toyobo Co., Ltd.	715,200	9,421,439
#	TYK Corp.	183,700	496,674
	UACJ Corp.	211,841	3,586,781
	Ube Industries, Ltd.	67,500	1,371,275
#	Ultrafabrics Holdings Co., Ltd.	2,400	26,273
	Valqua, Ltd.	126,199	2,551,447
#	Vertex Corp.	45,998	620,436
	Wavelock Holdings Co., Ltd.	30,900	224,338
	Wood One Co., Ltd.	48,500	471,677
	Yamato Kogyo Co., Ltd.	171,600	4,277,947
	Yodogawa Steel Works, Ltd.	154,200	2,892,294
	Yoshicon Co., Ltd.	3,100	30,818
#	Yotai Refractories Co., Ltd.	118,000	635,009
	Yushiro Chemical Industry Co., Ltd.	73,800	914,952

TOTAL MATERIALS			350,123,657

REAL ESTATE — (2.1%)
#	AD Works Co., Ltd.	1,948,800	559,674
	Airport Facilities Co., Ltd.	148,670	731,100
	Anabuki Kosan, Inc.	6,000	155,825
#	Aoyama Zaisan Networks Co., Ltd.	52,600	804,380
	Apaman Co., Ltd.	77,800	651,694

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Arealink Co., Ltd.	29,600	$316,527
	B-Lot Co., Ltd.	16,500	278,146
#	Cosmos Initia Co., Ltd.	99,600	667,401
	CRE, Inc.	39,000	363,921
	Daibiru Corp.	358,100	3,680,307
#	Dear Life Co., Ltd.	145,300	656,192
#	Goldcrest Co., Ltd.	139,170	2,735,028
	Good Com Asset Co., Ltd.	10,300	179,327
	Grandy House Corp.	121,300	505,021
	Heiwa Real Estate Co., Ltd.	236,600	5,312,441
	Ichigo, Inc.	970,800	3,922,069
	Intellex Co., Ltd.	30,000	196,453
*	Japan Asset Marketing Co., Ltd.	1,648,500	1,312,601
	Japan Corporate Housing Service, Inc.	10,500	102,138
	Japan Property Management Center Co., Ltd.	83,400	1,144,329
	JSB Co., Ltd.	2,300	100,186
	Kabuki-Za Co., Ltd.	7,900	420,095
	Keihanshin Building Co., Ltd.	291,800	3,548,298
	Kenedix, Inc.	1,600,900	8,094,694
	Land Business Co., Ltd.	14,800	103,516
*	LAND Co., Ltd.	1,824,900	135,086
#*	Leopalace21 Corp.	2,072,900	4,893,865
	Mugen Estate Co., Ltd.	83,200	495,481
#	Nippon Commercial Development Co., Ltd.	85,500	1,156,130
	Nisshin Fudosan Co.	237,700	1,016,251
#*	Prospect Co., Ltd.	3,669,000	711,096
	Raysum Co., Ltd.	105,400	1,097,105
	SAMTY Co., Ltd.	122,900	2,150,320
	Sankyo Frontier Co., Ltd.	23,100	676,883
	Sansei Landic Co., Ltd.	40,600	308,281
	Shinoken Group Co., Ltd.	142,500	1,267,982
	Star Mica Holdings Co., Ltd.	95,400	1,660,827
	Sun Frontier Fudousan Co., Ltd.	249,400	2,987,224
#	Takara Leben Co., Ltd.	667,100	2,587,094
#*	Tateru, Inc.	112,500	184,548
	TOC Co., Ltd.	401,550	3,074,956
	Tokyo Rakutenchi Co., Ltd.	21,100	1,112,783
#	Tokyo Theatres Co., Inc.	55,299	698,996
	Tosei Corp.	313,200	3,709,901
#	Unizo Holdings Co., Ltd.	211,100	9,406,678
	Urbanet Corp. Co., Ltd.	120,100	457,236

TOTAL REAL ESTATE			76,330,086

UTILITIES — (1.2%)
	EF-ON, Inc.	104,520	685,845
	eRex Co., Ltd.	249,500	2,954,381
	Hiroshima Gas Co., Ltd.	337,400	1,054,452
#	Hokkaido Electric Power Co., Inc.	1,332,300	7,021,285
	Hokkaido Gas Co., Ltd.	103,200	1,440,990
*	Hokuriku Electric Power Co.	766,600	5,164,078
#	Hokuriku Gas Co., Ltd.	10,100	279,284
	K&O Energy Group, Inc.	110,200	1,471,567
	Nippon Gas Co., Ltd.	191,200	5,406,515
	Okinawa Electric Power Co., Inc. (The)	358,321	5,644,106
#*	RENOVA, Inc.	186,500	1,591,227
	Saibu Gas Co., Ltd.	247,900	5,458,946
	Shizuoka Gas Co., Ltd.	403,600	3,442,511
#	Toell Co., Ltd.	61,200	420,918

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
# West Holdings Corp.	107,700	$1,329,328

TOTAL UTILITIES		43,365,433

TOTAL COMMON STOCKS		3,516,989,653

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	DFA Short Term Investment Fund	9,839,615	113,844,340

TOTAL INVESTMENTS — (100.0%) (Cost $3,408,465,234)^^			$3,630,833,993

Summary of the Series’ investments as of September 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$99,137,442	—	$99,137,442
Consumer Discretionary	$2,756,754	650,471,708	—	653,228,462
Consumer Staples	—	261,979,755	—	261,979,755
Energy	—	48,108,106	—	48,108,106
Financials	—	297,083,821	—	297,083,821
Health Care	—	162,524,459	—	162,524,459
Industrials	—	1,059,562,787	—	1,059,562,787
Information Technology	—	465,545,645	—	465,545,645
Materials	—	350,123,657	—	350,123,657
Real Estate	—	76,330,086	—	76,330,086
Utilities	—	43,365,433	—	43,365,433
Securities Lending Collateral	—	113,844,340	—	113,844,340

TOTAL	$2,756,754	$3,628,077,239	—	$3,630,833,993

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (96.3%)
AUSTRALIA — (52.8%)
*	3P Learning, Ltd.	93,233	$54,472
*	88 Energy, Ltd.	604,262	4,884
#	A2B Australia, Ltd.	241,263	239,137
	Accent Group, Ltd.	2,000,348	2,304,362
#	Adairs, Ltd.	554,548	711,806
	Adelaide Brighton, Ltd.	2,667,604	5,495,510
*	Advance NanoTek, Ltd.	4,230	16,206
#	Ainsworth Game Technology, Ltd.	400,919	209,941
#*	Alkane Resources, Ltd.	1,499,552	738,909
	Alliance Aviation Services, Ltd.	101,515	157,734
	ALS, Ltd.	2,089,659	11,310,887
	Altium, Ltd.	642,776	14,505,936
#*	Altura Mining, Ltd.	1,015,510	49,413
	AMA Group, Ltd.	1,721,003	1,411,333
#*	Amaysim Australia, Ltd.	1,875,508	380,055
	Ansell, Ltd.	897,943	16,622,173
#	AP Eagers, Ltd.	750,941	7,205,815
	APN Property Group, Ltd.	26,661	9,546
	Appen, Ltd.	715,559	10,242,271
*	Arafura Resources, Ltd.	302,012	16,511
#	ARB Corp., Ltd.	583,893	7,512,767
*	Ardent Leisure Group, Ltd.	4,016,599	2,627,730
#	ARQ Group, Ltd.	982,475	248,494
*	Asaleo Care, Ltd.	790,890	520,528
	AUB Group, Ltd.	439,250	3,462,798
#	Aurelia Metals, Ltd.	3,199,548	981,738
	Ausdrill, Ltd.	4,214,388	6,351,533
	Austal, Ltd.	2,000,421	5,867,388
#*	Australian Agricultural Co., Ltd.	3,411,177	2,396,224
	Australian Finance Group, Ltd.	721,732	1,071,863
	Australian Pharmaceutical Industries, Ltd.	3,189,340	2,906,687
	Australian Vintage, Ltd.	4,317,004	1,457,138
	Auswide Bank, Ltd.	106,144	389,911
	Aveo Group	3,145,497	4,524,265
#	AVJennings, Ltd.	7,058,528	2,714,234
*	AVZ Minerals, Ltd.	1,295,314	40,231
*	Axsesstoday, Ltd.	20,251	4,165
	Baby Bunting Group, Ltd.	318,497	763,719
#	Bank of Queensland, Ltd.	1,198,529	8,026,563
#	Bapcor, Ltd.	1,815,261	9,029,101
*	Base Resources, Ltd.	393,323	69,081
	Beach Energy, Ltd.	879,595	1,501,394
#	Bega Cheese, Ltd.	1,470,334	4,500,881
#	Bell Financial Group, Ltd.	122,493	76,519
#*	Bellamy’s Australia, Ltd.	670,621	5,902,363
*	Berkeley Energia, Ltd.	27,600	4,849
#	Bingo Industries, Ltd.	979,741	1,461,969
#	Blackmores, Ltd.	96,425	5,577,138
	Bravura Solutions, Ltd.	1,400,069	3,923,122
	Breville Group, Ltd.	834,341	9,072,242
	Brickworks, Ltd.	491,321	5,857,953
#*	Bubs Australia, Ltd.	114,559	102,994
*	Buru Energy, Ltd.	678,801	121,300
#	BWX, Ltd.	368,795	964,785
#*	Byron Energy, Ltd.	41,456	10,058

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Cann Group, Ltd.	53,302	$56,710
#	Capitol Health, Ltd.	3,495,372	554,007
#*	Cardno, Ltd.	1,127,842	852,671
#*	Carnarvon Petroleum, Ltd.	5,022,230	1,323,126
	carsales.com, Ltd.	1,661,566	17,166,562
#*	Cash Converters International, Ltd.	3,582,331	338,699
*	Catapult Group International, Ltd.	384,667	379,929
	Cedar Woods Properties, Ltd.	413,575	1,938,126
	Centuria Capital Group	146,499	217,720
*	Champion Iron, Ltd.	41,342	69,278
#	Citadel Group, Ltd. (The)	83,353	204,840
	City Chic Collective, Ltd.	146,651	246,570
#	Class, Ltd.	386,717	377,186
#	Clean Seas Seafood, Ltd.	87,730	51,822
#*	Clean TeQ Holdings, Ltd.	86,928	17,919
	Cleanaway Waste Management, Ltd.	10,062,156	13,256,577
#	Clinuvel Pharmaceuticals, Ltd.	57,810	965,258
#	Clover Corp., Ltd.	365,203	735,428
	Codan, Ltd.	659,052	2,465,678
#	Collection House, Ltd.	2,180,326	1,899,919
	Collins Foods, Ltd.	820,761	5,549,104
#*	Cooper Energy, Ltd.	13,030,508	5,103,600
#	Corporate Travel Management, Ltd.	548,400	6,991,591
#	Costa Group Holdings, Ltd.	2,112,283	5,355,046
#	Credit Corp. Group, Ltd.	553,754	11,284,278
*	CSG, Ltd.	1,608,459	238,377
	CSR, Ltd.	3,957,955	11,417,658
*	CuDeco, Ltd.	387,893	11,546
#*	Dacian Gold, Ltd.	275,576	256,038
#	Data#3, Ltd.	840,413	1,685,207
	Decmil Group, Ltd.	920,710	547,167
#	Dicker Data, Ltd.	198,787	1,067,640
#	Domain Holdings Australia, Ltd.	1,683,207	3,854,745
#	Domino’s Pizza Enterprises, Ltd.	205,372	6,438,172
	Downer EDI, Ltd.	710,927	3,745,336
	DWS, Ltd.	514,109	360,982
	Eclipx Group, Ltd.	2,757,791	3,325,800
	Elders, Ltd.	1,177,990	5,028,200
*	Electro Optic Systems Holdings, Ltd.	456,109	2,386,543
#*	Emeco Holdings, Ltd.	711,700	921,395
*	EML Payments, Ltd.	436,776	1,265,396
*	Energy World Corp., Ltd.	87,518	5,231
#	EQT Holdings, Ltd.	93,813	1,907,981
	ERM Power, Ltd.	1,112,209	1,817,733
	Estia Health, Ltd.	1,576,128	2,723,478
	Euroz, Ltd.	106,429	71,937
#	EVENT Hospitality and Entertainment, Ltd.	546,035	4,972,650
#*	FAR, Ltd.	8,256,005	306,420
#*	FBR, Ltd.	490,881	21,889
#	Finbar Group, Ltd.	203,868	116,288
*	Fleetwood Corp., Ltd.	338,355	440,901
	FlexiGroup, Ltd.	2,003,572	3,454,779
	Freedom Foods Group, Ltd.	127,262	451,285
#	G8 Education, Ltd.	3,059,923	5,351,666
#*	Galaxy Resources, Ltd.	2,700,784	2,000,288
#	GBST Holdings, Ltd.	178,479	461,107
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,522	4,413,021
	GETSWIFT, Ltd. COMMON STOCK	28,980	11,540
#*	Gold Road Resources, Ltd.	3,764,891	3,159,392

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services, Ltd.	55,230	$32,431
	GrainCorp, Ltd., Class A	1,833,496	9,796,091
#	Grange Resources, Ltd.	449,866	71,396
*	Greenland Minerals, Ltd.	589,089	51,733
	GUD Holdings, Ltd.	951,434	6,464,989
#	GWA Group, Ltd.	1,988,370	4,551,771
	Hansen Technologies, Ltd.	1,278,057	3,264,934
	Healius, Ltd.	3,342,045	7,264,124
	Helloworld Travel, Ltd.	37,164	117,634
*	Highfield Resources, Ltd.	160,730	76,657
*	Horizon Oil, Ltd.	714,889	67,417
#	HT&E, Ltd.	1,761,318	2,199,812
#	HUB24, Ltd.	85,156	725,482
	IDP Education, Ltd.	475,130	4,999,874
	Iluka Resources, Ltd.	847,721	4,578,687
*	Image Resources NL	243,336	44,390
	Imdex, Ltd.	2,201,682	2,081,836
#*	IMF Bentham, Ltd.	2,056,204	5,186,086
#*	Immutep, Ltd.	1,409,121	21,828
#*	ImpediMed, Ltd.	417,437	50,789
	Independence Group NL	3,475,918	15,121,177
#	Infigen Energy	5,620,294	2,582,623
	Infomedia, Ltd.	2,807,811	3,850,615
#	Inghams Group, Ltd.	1,907,337	4,057,909
#	Integral Diagnostics, Ltd.	89,208	197,153
#	Integrated Research, Ltd.	561,788	1,172,302
	InvoCare, Ltd.	989,132	9,262,446
*	ioneer, Ltd.	290,821	43,262
#	IOOF Holdings, Ltd.	2,296,344	9,929,950
#	IPH, Ltd.	1,117,495	6,573,652
	IRESS, Ltd.	1,095,248	8,567,101
#*	iSelect, Ltd.	96,851	38,587
*	iSentia Group, Ltd.	1,014,066	301,549
	IVE Group, Ltd.	543,356	770,299
#	Japara Healthcare, Ltd.	1,727,720	1,382,352
#	JB Hi-Fi, Ltd.	861,985	19,791,498
	Johns Lyng Group, Ltd.	17,072	20,637
#	Jumbo Interactive, Ltd.	208,843	3,411,378
	Jupiter Mines, Ltd.	2,856,379	752,690
#	K&S Corp., Ltd.	197,087	243,560
#*	Karoon Energy, Ltd.	1,898,553	1,480,755
*	Kingsgate Consolidated, Ltd.	1,797,365	509,753
#	Kogan.com, Ltd.	229,522	941,610
#	Lifestyle Communities, Ltd.	96,718	500,129
	Link Administration Holdings, Ltd.	271,150	1,044,866
#	Lovisa Holdings, Ltd.	104,858	907,766
#*	Lynas Corp., Ltd.	4,912,057	8,985,011
	MACA, Ltd.	874,699	566,914
*	Macmahon Holdings, Ltd.	4,762,508	659,391
	MaxiTRANS Industries, Ltd.	823,085	130,642
#*	Mayne Pharma Group, Ltd.	9,984,203	3,509,284
	McMillan Shakespeare, Ltd.	490,350	5,410,360
	McPherson’s, Ltd.	470,863	795,195
*	Medusa Mining, Ltd.	301,531	167,664
#*	Mesoblast, Ltd.	585,984	838,966
#*	Metals X, Ltd.	3,892,578	486,701
#	Metcash, Ltd.	7,553,452	15,251,489
#	Michael Hill International, Ltd.	1,490,263	569,409
	Michael Hill International, Ltd.	94,305	36,614

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Midway, Ltd.	3,757	$6,493
*	Millennium Minerals, Ltd.	1,328,072	79,631
*	Mincor Resources NL	91,808	36,567
	Mineral Resources, Ltd.	1,210,928	10,950,822
#*	MMA Offshore, Ltd.	4,729,196	607,324
#	MNF Group, Ltd.	194,514	696,042
	Moelis Australia, Ltd.	27,889	74,399
	Monadelphous Group, Ltd.	726,646	7,733,150
#	Monash IVF Group, Ltd.	933,348	671,627
	Money3 Corp., Ltd.	781,265	1,224,875
#	Mortgage Choice, Ltd.	793,228	610,485
	Motorcycle Holdings, Ltd.	19,615	27,812
#	Mount Gibson Iron, Ltd.	4,535,796	2,420,815
*	Myanmar Metals, Ltd.	1,076,259	34,875
#*	Myer Holdings, Ltd.	3,518,631	1,449,862
#	MyState, Ltd.	488,761	1,507,818
	Navigator Global Investments, Ltd.	982,562	2,216,499
#	Neometals, Ltd.	626,513	76,106
	Netwealth Group, Ltd.	143,391	884,611
*	Neuren Pharmaceuticals, Ltd.	8,077	11,008
#	New Hope Corp., Ltd.	1,735,687	2,581,328
#*	NEXTDC, Ltd.	1,727,298	7,189,258
	nib holdings, Ltd.	3,390,280	16,716,964
#	Nick Scali, Ltd.	368,417	1,866,219
#	Nine Entertainment Co. Holdings, Ltd.	11,957,501	15,801,995
	NRW Holdings, Ltd.	2,635,318	4,131,286
#	Nufarm, Ltd.	2,008,374	7,653,357
	OFX Group, Ltd.	1,797,645	1,938,988
	OM Holdings, Ltd.	342,290	104,038
*	OneMarket, Ltd.	136,653	86,233
#*	Onevue Holdings, Ltd.	857,257	237,366
#	oOh!media, Ltd.	1,233,202	2,383,422
*	Orocobre, Ltd.	23,186	40,796
	Orora, Ltd.	6,687,833	13,049,601
*	Otto Energy, Ltd.	428,234	13,856
	Ovato, Ltd.	2,421,092	89,881
	Over the Wire Holdings, Ltd.	9,638	31,909
	OZ Minerals, Ltd.	2,477,965	16,095,416
#	Pacific Current Group, Ltd.	222,024	1,064,675
	Pacific Energy, Ltd.	33,400	24,348
	Pacific Smiles Group, Ltd.	256,946	272,270
#	Pact Group Holdings, Ltd.	1,868,221	2,775,126
#*	Paladin Energy, Ltd.	663,067	49,241
#*	Panoramic Resources, Ltd.	3,733,543	756,536
#*	Pantoro, Ltd.	632,837	87,573
	Paragon Care, Ltd.	588,675	158,901
	Peet, Ltd.	884,156	686,501
	Pendal Group, Ltd.	1,938,181	9,687,514
	People Infrastructure, Ltd.	27,721	59,168
#	Perpetual, Ltd.	353,370	8,950,256
#*	Perseus Mining, Ltd.	6,834,099	3,218,098
#	Pioneer Credit, Ltd.	166,590	276,602
#	Platinum Asset Management, Ltd.	2,264,224	6,487,084
*	Poseidon Nickel, Ltd.	643,832	23,505
#*	Praemium, Ltd.	1,152,591	393,834
	Premier Investments, Ltd.	829,371	10,857,078
*	Prime Media Group, Ltd.	62,765	6,989
	Pro Medicus, Ltd.	268,095	5,039,059
	Propel Funeral Partners, Ltd.	4,902	10,229

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	PWR Holdings, Ltd.	157,698	$499,450
	QMS Media, Ltd.	497,270	308,926
	Qube Holdings, Ltd.	712,870	1,541,677
	Ramelius Resources, Ltd.	3,573,114	2,707,685
#	Reckon, Ltd.	446,073	225,932
*	Red 5, Ltd.	682,020	137,802
#*	Red River Resources, Ltd.	614,980	68,458
*	Redbubble, Ltd.	79,435	79,430
#	Regis Healthcare, Ltd.	1,356,070	2,665,213
	Regis Resources, Ltd.	3,442,546	11,357,780
#	Reject Shop, Ltd. (The)	107,368	141,311
#	Reliance Worldwide Corp., Ltd.	1,665,407	4,534,070
#*	Resolute Mining, Ltd.	7,171,665	6,855,729
	Rhipe, Ltd.	225,898	400,026
#	Ridley Corp., Ltd.	1,847,357	1,240,545
*	RPMGlobal Holdings, Ltd.	129,474	66,925
	RXP Services, Ltd.	364,327	120,783
	Salmat, Ltd.	645,788	238,539
	Sandfire Resources NL	1,293,091	5,731,888
*	Saracen Mineral Holdings, Ltd.	5,717,531	13,286,487
#	SeaLink Travel Group, Ltd.	185,745	465,150
	Select Harvests, Ltd.	651,572	3,384,920
#*	Senex Energy, Ltd.	12,495,492	2,910,111
#	Servcorp, Ltd.	348,865	996,159
	Service Stream, Ltd.	2,514,091	4,450,375
	Seven Group Holdings, Ltd.	60,125	708,168
*	Seven West Media, Ltd.	5,378,078	1,417,025
	SG Fleet Group, Ltd.	379,840	595,046
#*	Sheffield Resources, Ltd.	142,244	39,795
	Sigma Healthcare, Ltd.	4,030,171	1,632,069
#*	Silver Lake Resources, Ltd.	5,327,544	3,353,813
#	Sims Metal Management, Ltd.	1,382,214	9,713,806
	SmartGroup Corp., Ltd.	609,510	5,026,965
	Southern Cross Media Group, Ltd.	3,928,938	3,279,068
	Spark Infrastructure Group	9,526,664	13,888,946
#	SpeedCast International, Ltd.	1,977,399	1,637,220
	SRG Global, Ltd.	330,321	91,301
	St Barbara, Ltd.	5,006,626	9,779,656
	Stanmore Coal, Ltd.	45,430	41,723
	Star Entertainment Grp, Ltd. (The)	459,571	1,353,417
	Steadfast Group, Ltd.	5,956,128	14,281,974
#*	Strike Energy, Ltd.	2,846,114	470,805
#*	Sundance Energy Australia, Ltd.	2,937,895	374,278
	Sunland Group, Ltd.	1,211,896	1,333,611
#	Super Retail Group, Ltd.	1,087,081	7,279,444
#*	Superloop, Ltd.	466,251	315,027
	Superloop, Ltd.	112,253	75,765
#*	Syrah Resources, Ltd.	2,327,569	794,688
	Tassal Group, Ltd.	1,672,259	4,834,711
	Technology One, Ltd.	1,891,632	9,178,309
#*	Thorn Group, Ltd.	744,756	123,198
*	Tiger Resources, Ltd.	9,447,997	3,546
*	Tribune Resources, Ltd.	3,093	17,128
#*	Troy Resources, Ltd.	372,547	27,613
#	Villa World, Ltd.	907,350	1,426,669
	Village Roadshow, Ltd.	968,676	1,858,274
*	Virgin Australia Holdings, Ltd.	11,131,924	1,202,760
	Virtus Health, Ltd.	579,205	1,741,400
	Vita Group, Ltd.	435,517	357,548

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Vocus Group, Ltd.	4,033,290	$9,482,590
	Wagners Holding Co., Ltd.	42,778	50,561
#	Webjet, Ltd.	925,822	6,823,078
	Webster, Ltd.	78,767	66,466
#*	West African Resources, Ltd.	110,509	36,141
#	Western Areas, Ltd.	2,166,063	4,539,557
#*	Westgold Resources, Ltd.	2,045,458	3,447,213
#	Whitehaven Coal, Ltd.	1,475,166	3,102,467
#	WPP AUNZ, Ltd.	1,744,557	607,059

TOTAL AUSTRALIA			868,923,868

CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	1,158,500	466,815
	China Flavors & Fragrances Co., Ltd.	1,341,028	304,434
*	China Medical & HealthCare Group, Ltd.	17,046,800	330,900
	KWG Group Holdings, Ltd.	100,000	87,676

TOTAL CHINA			1,189,825

HONG KONG — (24.3%)
	Aeon Credit Service Asia Co., Ltd.	910,000	743,493
	Aeon Stores Hong Kong Co., Ltd.	248,000	114,521
#	Agritrade Resources, Ltd.	25,785,000	3,025,452
	Allied Group, Ltd.	661,200	3,374,314
	Allied Properties HK, Ltd.	12,947,857	2,742,490
*	Alltronics Holdings, Ltd.	388,000	23,305
#	APAC Resources, Ltd.	3,766,513	543,004
#*	Applied Development Holdings, Ltd.	14,125,000	559,730
*	Arts Optical International Hldgs, Ltd.	730,000	146,760
	Asia Financial Holdings, Ltd.	2,404,908	1,289,405
	Asia Standard Hotel Group, Ltd.	26,581,654	1,017,467
	Asia Standard International Group, Ltd.	13,222,917	2,106,980
#	Asiasec Properties, Ltd.	1,674,000	324,630
	ASM Pacific Technology, Ltd.	495,500	6,045,799
	Associated International Hotels, Ltd.	952,000	2,635,583
*	Auto Italia Holdings	1,900,000	14,117
*	Automated Systems Holdings, Ltd.	404,400	42,780
*	Best Food Holding Co., Ltd.	996,000	140,725
*	Bison Finance Group, Ltd.	480,000	66,139
	BOCOM International Holdings Co., Ltd.	438,000	67,085
#	BOE Varitronix, Ltd.	3,728,293	1,004,773
*	Bonjour Holdings, Ltd.	10,707,000	139,267
#	Bright Smart Securities & Commodities Group, Ltd.	6,758,000	1,130,067
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	1,728,951
*	Brockman Mining, Ltd.	20,406,814	360,424
	Build King Holdings, Ltd.	440,000	47,694
*	Burwill Holdings, Ltd.	37,300,960	337,901
	Cafe de Coral Holdings, Ltd.	3,476,000	9,308,231
#	Camsing International Holding, Ltd.	3,238,000	479,232
	Century City International Holdings, Ltd.	7,111,460	481,215
	CGN Mining Co., Ltd.	5,195,000	185,456
*	Champion Technology Holdings, Ltd.	187,743	3,409
	Chen Hsong Holdings	1,258,000	441,279
	Cheuk Nang Holdings, Ltd.	693,120	336,909
	Chevalier International Holdings, Ltd.	820,989	1,167,212
*	China Baoli Technologies Holdings, Ltd.	1,147,500	14,494
*	China Best Group Holding, Ltd.	4,250,000	72,210
	China Cloud Copper Co., Ltd.	665,200	13,876
*	China Display Optoelectronics Technology Holdings, Ltd.	6,752,000	464,595

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	China Energy Development Holdings, Ltd.	61,178,000	$1,386,916
#*	China Ludao Technology Co., Ltd.	580,000	75,521
	China Motor Bus Co., Ltd.	65,400	813,258
#	China New Higher Education Group, Ltd.	619,000	242,990
#*	China Shandong Hi-Speed Financial Group, Ltd.	12,624,000	402,448
*	China Solar Energy Holdings, Ltd.	1,669,500	7,189
#	China Star Entertainment, Ltd.	11,710,000	1,525,201
#*	China Strategic Holdings, Ltd.	80,821,250	381,343
*	China Tonghai International Financial, Ltd.	1,300,000	82,217
	Chinese Estates Holdings, Ltd.	3,314,500	2,363,734
*	Chinlink International Holdings, Ltd.	944,800	101,438
	Chinney Investments, Ltd.	1,180,000	360,334
	Chong Hing Bank, Ltd.	219,000	371,229
	Chow Sang Sang Holdings International, Ltd.	2,579,000	2,783,372
	Chuang’s China Investments, Ltd.	8,811,407	562,341
	Chuang’s Consortium International, Ltd.	7,519,043	1,553,891
	CITIC Telecom International Holdings, Ltd.	14,540,125	5,284,369
#	CK Life Sciences Intl Holdings, Inc.	23,922,000	1,085,245
	CNQC International Holdings, Ltd.	4,920,000	803,270
	CNT Group, Ltd.	8,303,264	391,956
*	Common Splendor International Health Industry Group, Ltd.	11,320,000	765,753
	Continental Holdings, Ltd.	180,000	1,588
	Convenience Retail Asia, Ltd.	226,000	106,100
#*	Convoy Global Holdings, Ltd.	38,622,000	154,238
#*	Cosmopolitan International Holdings, Ltd.	5,010,000	811,814
#	Cowell e Holdings, Inc.	5,499,000	871,906
*	CP Lotus Corp.	11,880,000	159,078
	Crocodile Garments	2,196,000	158,182
	Cross-Harbour Holdings, Ltd. (The)	1,589,645	2,346,034
	CSI Properties, Ltd.	47,776,383	1,585,032
*	CST Group, Ltd.	144,064,000	459,688
*	CW Group Holdings, Ltd.	1,361,500	7,522
	Dah Sing Banking Group, Ltd.	4,102,716	5,539,721
	Dah Sing Financial Holdings, Ltd.	1,766,144	6,539,004
	Dickson Concepts International, Ltd.	1,581,000	864,270
*	Digital Domain Holdings, Ltd.	11,740,000	142,427
#*	Dingyi Group Investment, Ltd.	6,285,000	211,996
	Dynamic Holdings, Ltd.	70,000	110,223
	Eagle Nice International Holdings, Ltd.	2,252,000	626,824
	EcoGreen International Group, Ltd.	1,994,640	368,841
*	eForce Holdings, Ltd.	8,784,000	168,514
	Emperor Capital Group, Ltd.	32,721,000	1,004,207
	Emperor Entertainment Hotel, Ltd.	5,165,000	1,000,208
#	Emperor International Holdings, Ltd.	10,372,753	2,289,376
	Emperor Watch & Jewellery, Ltd.	35,970,000	780,535
*	Energy International Investments Holdings, Ltd.	1,960,000	49,864
*	ENM Holdings, Ltd.	16,812,000	1,413,309
#*	EPI Holdings, Ltd.	1,005,000	17,735
#*	Esprit Holdings, Ltd.	18,240,650	3,419,818
*	Eternity Investment, Ltd.	820,000	16,414
#	Fairwood Holdings, Ltd.	953,600	2,696,096
	Far East Consortium International, Ltd.	10,979,130	4,647,834
*	Far East Holdings International, Ltd.	1,911,000	56,517
#*	FIH Mobile, Ltd.	35,087,000	4,297,771
	First Pacific Co., Ltd.	15,830,000	6,060,127
*	First Shanghai Investments, Ltd.	7,496,000	354,050
	Fountain SET Holdings, Ltd.	6,836,000	1,045,802
	Four Seas Mercantile Holdings, Ltd.	610,000	241,648
*	Freeman Fintech Corp, Ltd.	17,658,000	366,991

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Future Bright Holdings, Ltd.	90,000	$2,800
	Genting Hong Kong, Ltd.	483,000	56,160
	Get Nice Financial Group, Ltd.	2,438,600	261,894
	Get Nice Holdings, Ltd.	57,350,000	1,763,276
	Giordano International, Ltd.	13,514,000	3,930,223
#	Global Brands Group Holding, Ltd.	7,256,599	572,563
	Glorious Sun Enterprises, Ltd.	4,616,000	494,952
*	Glory Sun Land Group, Ltd.	3,081,000	345,928
	Gold Peak Industries Holdings, Ltd.	3,029,642	303,692
	Golden Resources Development International, Ltd.	3,926,500	290,195
#*	Gold-Finance Holdings, Ltd.	9,580,000	66,004
*	Good Resources Holdings, Ltd.	9,720,000	168,105
#*	Goodbaby International Holdings, Ltd.	7,261,000	1,093,456
*	GR Properties, Ltd.	2,890,000	453,289
	Great Eagle Holdings, Ltd.	886,349	3,032,826
#*	Great Harvest Maeta Group Holdings, Ltd.	1,507,500	286,677
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,782
*	Greenheart Group, Ltd.	13,400	394
*	Greentech Technology International, Ltd.	6,240,000	42,231
*	G-Resources Group, Ltd.	245,577,600	1,658,543
	Guangnan Holdings, Ltd.	2,363,600	244,328
#	Guotai Junan International Holdings, Ltd.	36,748,797	6,237,937
#	Haitong International Securities Group, Ltd.	23,025,400	6,526,347
	Hang Lung Group, Ltd.	1,250,000	3,114,814
	Hanison Construction Holdings, Ltd.	2,617,649	377,567
*	Hao Tian Development Group, Ltd.	19,412,400	540,863
#	Harbour Centre Development, Ltd.	935,500	1,542,709
	HKBN, Ltd.	5,738,000	10,574,499
*	HKBridge Financial Holdings, Ltd.	103,000	7,641
#	HKR International, Ltd.	7,133,369	2,829,768
	Hoifu Energy Group, Ltd.	1,766,000	187,017
	Hon Kwok Land Investment Co., Ltd.	388,800	166,016
*	Hong Kong Education International Investments, Ltd.	92,000	9,279
#	Hong Kong Ferry Holdings Co., Ltd.	925,300	837,962
#*	Hong Kong Finance Investment Holding Group, Ltd.	7,208,000	763,768
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	76,688
#*	Hong Kong Television Network, Ltd.	1,650,751	606,377
	Hongkong & Shanghai Hotels, Ltd. (The)	3,679,845	3,577,499
	Hongkong Chinese, Ltd.	5,038,000	584,192
	Honma Golf, Ltd.	1,126,500	986,443
	Hop Hing Group Holdings, Ltd.	13,596,000	194,123
#*	Hsin Chong Group Holdings, Ltd.	10,243,403	457,429
	Hung Hing Printing Group, Ltd.	3,040,000	379,625
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,724,000	2,480,041
	Hysan Development Co., Ltd.	204,000	822,655
#*	I-CABLE Communications, Ltd.	4,080,000	39,075
	IGG, Inc.	12,055,000	7,503,565
*	Imagi International Holdings, Ltd.	2,388,984	413,074
	International Housewares Retail Co., Ltd.	2,091,000	504,059
	IPE Group, Ltd.	3,345,000	381,773
*	IRC, Ltd.	35,144,266	515,840
	IT, Ltd.	5,248,532	1,462,218
#	ITC Properties Group, Ltd.	6,476,100	1,199,070
#	Jacobson Pharma Corp., Ltd.	2,998,000	486,321
	Johnson Electric Holdings, Ltd.	2,830,992	5,073,176
	Kader Holdings Co., Ltd.	788,000	89,720
	Kam Hing International Holdings, Ltd.	1,830,000	119,402
	Karrie International Holdings, Ltd.	2,352,000	305,852
	Keck Seng Investments	912,600	534,848

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network, Ltd.	3,677,000	$5,880,873
	Kingmaker Footwear Holdings, Ltd.	2,436,955	365,419
	Kowloon Development Co., Ltd.	3,062,000	3,633,892
*	Kwan On Holdings, Ltd.	2,340,000	119,254
	Kwoon Chung Bus Holdings, Ltd.	44,000	17,976
#	Lai Sun Development Co., Ltd.	2,049,008	2,384,998
	Lai Sun Garment International, Ltd.	677,602	734,376
	Lam Soon Hong Kong, Ltd.	317,310	542,557
*	Landing International Development, Ltd.	5,513,200	724,162
	Landsea Green Group Co., Ltd.	3,016,000	342,794
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	1,908,000	528,562
#*	Lerthai Group, Ltd.	40,000	20,312
#*	Leyou Technologies Holdings, Ltd.	1,430,000	461,704
#	Li & Fung, Ltd.	23,678,000	2,691,970
	Lifestyle International Holdings, Ltd.	3,764,500	3,922,410
	Lippo China Resources, Ltd.	21,162,000	488,880
	Lippo, Ltd.	1,161,700	363,710
	Liu Chong Hing Investment, Ltd.	1,441,200	1,909,481
	L’Occitane International SA	2,326,250	4,627,598
#	Luk Fook Holdings International, Ltd.	3,963,000	9,956,191
	Luks Group Vietnam Holdings Co., Ltd.	514,913	110,557
	Lung Kee Bermuda Holdings	1,577,875	473,246
*	Macau Legend Development, Ltd.	20,001,000	2,220,645
	Magnificent Hotel Investment, Ltd.	13,170,000	287,242
*	Magnus Concordia Group, Ltd.	8,740,000	184,581
#	Man Wah Holdings, Ltd.	17,293,600	10,773,595
#	Mason Group Holdings, Ltd.	106,753,399	1,511,930
	Master Glory Group, Ltd.	972,981	32,277
	Matrix Holdings, Ltd.	1,067,414	381,085
*	Maxnerva Technology Services, Ltd.	982,000	68,912
	Melbourne Enterprises, Ltd.	39,500	1,007,915
	Melco International Development, Ltd.	1,236,000	2,936,294
	Microport Scientific Corp.	20,862	18,899
*	Midland Holdings, Ltd.	3,801,897	476,126
	Ming Fai International Holdings, Ltd.	2,148,000	224,802
	Miramar Hotel & Investment	1,138,000	2,125,377
	Modern Dental Group, Ltd.	2,658,000	569,264
	Mongolian Mining Corp.	2,342,650	278,811
	Nameson Holdings, Ltd.	7,900,000	428,089
	Nanyang Holdings, Ltd.	133,500	877,876
	National Electronics Hldgs	2,668,600	397,874
*	National United Resources Holdings, Ltd.	18,280,000	62,040
*	Neo-Neon Holdings, Ltd.	2,625,500	184,300
	New Century Group Hong Kong, Ltd.	13,351,464	201,947
*	NEW Concepts Holdings, Ltd.	528,000	30,386
*	New Times Energy Corp., Ltd.	1,975,500	12,346
#*	NewOcean Energy Holdings, Ltd.	10,548,000	1,991,225
*	Nimble Holdings Co., Ltd.	1,002,000	99,146
#	NOVA Group Holdings, Ltd.	870,000	230,268
*	OCI International Holdings, Ltd.	48,000	6,118
#	OP Financial, Ltd.	8,240,000	1,650,061
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	8,404,706	294,418
	Oriental Watch Holdings	3,702,800	731,896
#	Oshidori International Holdings, Ltd.	18,062,400	2,052,166
	Pacific Andes International Holdings, Ltd.	19,435,067	67,944
#	Pacific Basin Shipping, Ltd.	34,024,000	6,943,228
	Pacific Textiles Holdings, Ltd.	8,706,000	5,852,028
	Pak Fah Yeow International, Ltd.	5,000	1,842

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Paliburg Holdings, Ltd.	3,180,830	$1,045,594
#	Paradise Entertainment, Ltd.	3,688,000	415,043
	PC Partner Group, Ltd.	2,406,000	538,324
#	PCCW, Ltd.	4,108,000	2,306,196
*	Pegasus International Holdings, Ltd.	100,000	11,045
	Perfect Shape Medical, Ltd.	3,948,000	1,359,660
#	Pico Far East Holdings, Ltd.	5,924,000	1,873,514
	Playmates Holdings, Ltd.	7,082,000	921,799
*	Playmates Toys, Ltd.	6,288,000	396,914
	Plover Bay Technologies, Ltd.	2,192,000	312,144
#	Pokfulam Development Co., Ltd.	234,000	435,907
	Polytec Asset Holdings, Ltd.	13,613,026	1,649,888
*	PT International Development Co., Ltd.	7,427,150	397,703
	Public Financial Holdings, Ltd.	3,124,000	1,191,594
*	PYI Corp., Ltd.	30,759,973	357,089
	Rare Earth Magnesium Technology Group Holdings, Ltd.	10,740,000	389,393
*	Realord Group Holdings, Ltd.	1,300,000	819,366
	Regal Hotels International Holdings, Ltd.	3,075,800	1,624,497
*	Regent Pacific Group, Ltd.	10,370,000	221,474
#	Regina Miracle International Holdings, Ltd.	2,346,000	1,633,157
#	Sa Sa International Holdings, Ltd.	14,519,522	3,223,863
	Safety Godown Co., Ltd.	400,000	639,778
	Samsonite International SA	3,233,100	6,849,384
	SAS Dragon Holdings, Ltd.	2,182,000	645,975
#	SEA Holdings, Ltd.	1,683,523	1,718,089
#	Shangri-La Asia, Ltd.	1,024,000	1,043,704
	Shenwan Hongyuan HK, Ltd.	4,506,250	673,006
	Shun Ho Property Investments, Ltd.	1,254,757	367,634
	Shun Tak Holdings, Ltd.	13,453,419	5,349,072
*	Silver Base Group Holdings, Ltd.	3,632,515	86,979
*	Sincere Watch Hong Kong, Ltd.	4,450,000	82,869
	Sing Tao News Corp., Ltd.	1,974,000	199,084
	Singamas Container Holdings, Ltd.	13,214,000	1,583,095
	SIS International Holdings	34,000	15,508
	SITC International Holdings Co., Ltd.	5,433,000	5,597,128
#	Sitoy Group Holdings, Ltd.	2,487,000	393,910
	SmarTone Telecommunications Holdings, Ltd.	4,244,481	3,689,353
*	SOCAM Development, Ltd.	1,448,170	362,907
*	Solomon Systech International, Ltd.	11,998,000	262,829
	Soundwill Holdings, Ltd.	672,000	840,632
*	South China Holdings Co., Ltd.	17,774,502	417,179
	Stella International Holdings, Ltd.	2,499,500	3,885,584
*	Success Universe Group, Ltd.	6,716,000	184,704
#*	Summit Ascent Holdings, Ltd.	8,202,000	1,308,611
	Sun Hing Vision Group Holdings, Ltd.	358,000	110,115
	Sun Hung Kai & Co., Ltd.	5,413,429	2,342,463
	SUNeVision Holdings, Ltd.	2,065,000	1,543,010
*	Synergy Group Holdings International, Ltd.	652,000	36,337
	TAI Cheung Holdings, Ltd.	2,254,000	1,805,934
	Tai Sang Land Development, Ltd.	798,910	478,926
#	Tai United Holdings, Ltd.	670,000	15,359
*	Talent Property Group, Ltd.	12,090,000	60,125
#	Tan Chong International, Ltd.	1,176,000	314,433
#	Tao Heung Holdings, Ltd.	1,784,000	302,184
	Television Broadcasts, Ltd.	2,967,600	4,840,768
*	Termbray Industries International Holdings, Ltd.	1,632,900	63,553
	Tern Properties Co., Ltd.	7,200	4,405
	Texwinca Holdings, Ltd.	7,392,000	1,696,646
*	Theme International Holdings, Ltd.	5,990,000	90,013

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tian Teck Land, Ltd.	1,024,000	$1,018,665
	TK Group Holdings, Ltd.	1,388,000	639,258
#*	TOM Group, Ltd.	1,146,000	212,176
#	Town Health International Medical Group, Ltd.	5,606,115	492,110
	Tradelink Electronic Commerce, Ltd.	6,090,000	891,879
	Transport International Holdings, Ltd.	1,510,264	3,800,651
*	Trinity, Ltd.	8,046,000	251,075
#	Tsui Wah Holdings, Ltd.	4,630,000	292,005
	Union Medical Healthcare, Ltd.	1,884,097	1,267,067
	United Laboratories International Holdings, Ltd. (The)	7,578,000	3,977,963
*	Universal Technologies Holdings, Ltd.	2,080,000	48,849
*	Up Energy Development Group, Ltd.	3,929,000	12,131
*	Value Convergence Holdings, Ltd.	8,372,000	597,505
#	Value Partners Group, Ltd.	6,016,000	3,034,420
	Vanke Property Overseas, Ltd.	49,000	26,138
	Vantage International Holdings, Ltd.	3,160,000	249,892
	Vedan International Holdings, Ltd.	3,576,000	356,231
	Victory City International Holdings, Ltd.	5,630,349	283,480
	Vitasoy International Holdings, Ltd.	205,000	830,955
#	VPower Group International Holdings, Ltd.	1,330,000	380,234
#	VSTECS Holdings, Ltd.	7,319,600	3,787,155
	VTech Holdings, Ltd.	1,359,100	11,861,496
	Wai Kee Holdings, Ltd.	7,126,738	4,073,865
	Wang On Group, Ltd.	40,100,000	450,669
#*	We Solutions, Ltd.	8,436,000	510,504
	Win Hanverky Holdings, Ltd.	3,310,000	185,651
	Winfull Group Holdings, Ltd.	9,512,000	103,119
	Wing On Co. International, Ltd.	759,000	2,180,561
	Wing Tai Properties, Ltd.	2,165,331	1,337,175
*	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	130,747
	Wong’s International Holdings, Ltd.	6,641	2,247
	Xinyi Glass Holdings, Ltd.	4,854,000	5,346,719
	Yangtzekiang Garment, Ltd.	232,500	86,090
	YGM Trading, Ltd.	447,000	316,710
#	YT Realty Group, Ltd.	3,450,008	999,165
	YTO Express Holdings, Ltd.	144,000	34,202
	Yue Yuen Industrial Holdings, Ltd.	520,500	1,422,048
#*	Yunfeng Financial Group, Ltd.	280,000	122,564
#*	Zhaobangji Properties Holdings, Ltd.	96,000	87,588

TOTAL HONG KONG			400,917,146

NEW ZEALAND — (6.3%)
	Abano Healthcare Group, Ltd.	68,156	209,099
	Air New Zealand, Ltd.	98,269	172,373
	Arvida Group, Ltd.	648,440	601,255
	Briscoe Group, Ltd.	5,431	12,384
*	CBL Corp., Ltd.	47,180	17,561
	Chorus, Ltd.	3,143,439	9,941,113
	Colonial Motor Co., Ltd. (The)	144,588	816,640
#	Comvita, Ltd.	31,904	65,778
	EBOS Group, Ltd.	308,633	4,831,673
	Freightways, Ltd.	1,010,276	5,137,323
	Genesis Energy, Ltd.	2,141,947	4,587,991
#	Gentrack Group, Ltd.	71,302	234,019
	Hallenstein Glasson Holdings, Ltd.	318,169	1,163,822
	Heartland Group Holdings, Ltd.	1,832,526	1,859,643
	Infratil, Ltd.	4,656,395	14,356,519
	Investore Property, Ltd.	324,806	386,516
	Kathmandu Holdings, Ltd.	866,272	1,654,708

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Mainfreight, Ltd.	416,853	$10,418,771
	Metlifecare, Ltd.	996,780	2,784,281
*	Metro Performance Glass, Ltd.	76,447	16,984
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	646,544
	NEW Zealand King Salmon Investments, Ltd.	51,906	77,725
	New Zealand Refining Co., Ltd. (The)	913,557	1,196,439
	NZME, Ltd.	16,366	4,405
#	NZME, Ltd.	945,851	263,367
	NZX, Ltd.	1,342,292	1,084,875
	Oceania Healthcare, Ltd.	617,287	394,281
*	Pacific Edge, Ltd.	442,720	59,521
	PGG Wrightson, Ltd.	113,002	166,249
	Port of Tauranga, Ltd.	461,379	1,866,844
*	Pushpay Holdings, Ltd.	805,915	1,694,113
*	Restaurant Brands New Zealand, Ltd.	166,935	1,181,211
*	Rubicon, Ltd.	34,833	4,126
	Sanford, Ltd.	399,789	1,702,636
	Scales Corp., Ltd.	407,781	1,264,135
	Scott Technology, Ltd.	46,619	72,960
*	Serko, Ltd.	42,804	112,642
#	Skellerup Holdings, Ltd.	820,132	1,176,224
	SKY Network Television, Ltd.	666,636	467,843
	SKYCITY Entertainment Group, Ltd.	4,793,322	12,035,833
#	Steel & Tube Holdings, Ltd.	550,416	293,015
	Summerset Group Holdings, Ltd.	1,331,544	5,518,316
*	Synlait Milk, Ltd.	363,392	2,071,588
	Tourism Holdings, Ltd.	660,818	1,751,134
*	TOWER, Ltd.	2,065,565	892,864
#	Trustpower, Ltd.	252,846	1,309,262
	Turners Automotive Group, Ltd.	39,994	65,130
	Vector, Ltd.	568,470	1,282,005
#	Vista Group International, Ltd.	295,599	711,433
	Warehouse Group, Ltd. (The)	353,864	553,941
	Z Energy, Ltd.	1,289,505	4,523,990

TOTAL NEW ZEALAND			103,713,104

SINGAPORE — (12.8%)
*	Abterra, Ltd.	230,320	1,217
	Accordia Golf Trust	5,085,900	1,969,535
	AEM Holdings, Ltd.	2,746,800	2,251,052
	Amara Holdings, Ltd.	974,800	324,206
#	Ascendas India Trust	5,166,200	5,832,055
	Avarga, Ltd.	3,076,900	380,728
	Baker Technology, Ltd.	289,580	80,325
#	Banyan Tree Holdings, Ltd.	1,214,100	401,633
#	Best World International, Ltd.	2,911,550	2,129,709
#	Bonvests Holdings, Ltd.	950,000	838,501
#	Boustead Singapore, Ltd.	2,160,036	1,211,452
#	BreadTalk Group, Ltd.	2,127,600	954,439
#	Bukit Sembawang Estates, Ltd.	1,213,903	4,259,178
#	Bund Center Investment, Ltd.	659,825	269,970
#	Centurion Corp., Ltd.	1,405,100	411,659
#	China Aviation Oil Singapore Corp., Ltd.	2,796,799	2,347,899
#	China Sunsine Chemical Holdings, Ltd.	1,987,800	1,554,551
#	Chip Eng Seng Corp., Ltd.	4,170,900	1,886,608
	Chuan Hup Holdings, Ltd.	3,937,600	712,945
#	CITIC Envirotech, Ltd.	4,132,000	957,405
	Civmec, Ltd.	162,700	45,404
	ComfortDelGro Corp., Ltd.	436,800	758,922

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*	COSCO Shipping International Singapore Co., Ltd.	8,909,700	$1,775,346
#*	Creative Technology, Ltd.	444,950	911,531
#	CSE Global, Ltd.	4,237,900	1,424,678
	Del Monte Pacific, Ltd.	2,449,764	228,815
	Delfi, Ltd.	788,500	652,383
	Duty Free International, Ltd.	720,700	80,583
*	Dyna-Mac Holdings, Ltd.	2,007,300	144,074
	Elec & Eltek International Co., Ltd.	184,100	274,455
#*	Ezion Holdings, Ltd.	37,245,878	870,413
#*	Ezra Holdings, Ltd.	12,568,855	95,447
	Far East Orchard, Ltd.	1,236,903	1,047,364
#	First Resources, Ltd.	5,619,200	6,506,616
	First Sponsor Group, Ltd.	484,728	455,938
#	Food Empire Holdings, Ltd.	1,462,100	534,514
#	Fragrance Group, Ltd.	6,077,000	558,210
	Fraser and Neave, Ltd.	51,600	64,964
	Frasers Property, Ltd.	135,900	172,089
#	Frencken Group, Ltd.	2,349,700	1,148,651
	Fu Yu Corp., Ltd.	3,500,200	570,544
*	Gallant Venture, Ltd.	5,118,600	437,119
#	Geo Energy Resources, Ltd.	3,932,300	424,144
#	GK Goh Holdings, Ltd.	1,484,065	875,637
#	GL, Ltd.	3,584,900	2,023,441
	Golden Agri-Resources, Ltd.	29,343,400	4,776,086
#	Golden Energy & Resources, Ltd.	603,700	72,458
	GP Industries, Ltd.	2,540,709	1,087,717
#	GuocoLand, Ltd.	1,857,314	2,701,377
#*	Halcyon Agri Corp., Ltd.	1,760,948	573,936
#	Hanwell Holdings, Ltd.	1,888,219	267,759
	Haw Par Corp., Ltd.	339,300	3,283,740
#	Health Management International, Ltd.	1,950,830	1,024,557
#	Hiap Hoe, Ltd.	498,000	282,775
#	Hi-P International, Ltd.	1,561,200	1,278,149
	Ho Bee Land, Ltd.	1,661,600	2,801,458
	Hong Fok Corp., Ltd.	3,575,094	2,108,720
*	Hong Leong Asia, Ltd.	1,984,600	811,801
#	Hong Leong Finance, Ltd.	949,200	1,778,835
	Hotel Grand Central, Ltd.	1,660,083	1,536,323
#	Hour Glass, Ltd. (The)	1,879,432	1,101,062
	Hutchison Port Holdings Trust	22,566,900	3,525,559
	Hwa Hong Corp., Ltd.	2,123,500	460,286
#*	Hyflux, Ltd.	3,707,700	148,308
#	iFAST Corp., Ltd.	961,800	710,115
	Indofood Agri Resources, Ltd.	3,609,300	849,104
	Japfa, Ltd.	4,289,300	1,397,459
	Keppel Infrastructure Trust	18,125,546	6,953,540
	Koh Brothers Group, Ltd.	1,432,000	217,399
#	KSH Holdings, Ltd.	1,278,300	421,326
#	Lian Beng Group, Ltd.	2,889,200	1,056,168
#	Low Keng Huat Singapore, Ltd.	912,900	297,357
	Lum Chang Holdings, Ltd.	1,094,030	277,010
#	Mandarin Oriental International, Ltd.	1,551,200	2,420,438
	Metro Holdings, Ltd.	3,052,192	2,031,548
	Mewah International, Inc.	89,000	15,093
#*	Midas Holdings, Ltd.	9,643,353	251,174
*	mm2 Asia, Ltd.	3,218,400	512,641
	Nera Telecommunications, Ltd.	1,143,400	227,917
#	NetLink NBN Trust	6,124,800	3,944,829
	New Toyo International Holdings, Ltd.	887,300	99,626

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	NSL, Ltd.	409,900	$296,476
#	OUE, Ltd.	2,298,500	2,428,968
#	Oxley Holdings, Ltd.	7,303,479	1,665,657
#*	Pacc Offshore Services Holdings, Ltd.	1,132,900	81,995
#	Pan-United Corp., Ltd.	2,435,750	546,717
#	Penguin International, Ltd.	699,832	298,759
	Perennial Real Estate Holdings, Ltd.	167,100	65,346
#	Q&M Dental Group Singapore, Ltd.	2,356,900	827,745
	QAF, Ltd.	1,615,780	889,049
#*	Raffles Education Corp., Ltd.	5,429,723	317,805
#	Raffles Medical Group, Ltd.	7,904,995	5,663,183
	RHT Health Trust	3,131,500	42,873
#	Riverstone Holdings, Ltd.	1,414,700	977,022
#	Roxy-Pacific Holdings, Ltd.	505,740	139,117
	SATS, Ltd.	538,100	1,886,855
#	SBS Transit, Ltd.	898,200	2,663,036
	Sembcorp Industries, Ltd.	5,163,000	7,773,902
#*	Sembcorp Marine, Ltd.	1,925,500	1,643,226
	Sheng Siong Group, Ltd.	5,685,100	4,565,413
*	SHS Holdings, Ltd.	2,175,300	267,760
	SIA Engineering Co., Ltd.	1,808,500	3,377,608
#	SIIC Environment Holdings, Ltd.	5,486,020	972,861
#	Sinarmas Land, Ltd.	7,016,600	1,117,554
#	Sing Holdings, Ltd.	1,668,000	464,589
#	Sing Investments & Finance, Ltd.	350,675	360,269
#	Singapore Post, Ltd.	12,361,000	8,720,768
#	Singapore Press Holdings, Ltd.	5,401,400	8,134,224
	Singapore Reinsurance Corp., Ltd.	1,514,530	312,126
	Singapore Shipping Corp., Ltd.	1,640,700	355,628
*	Sino Grandness Food Industry Group, Ltd.	2,805,435	93,373
	Stamford Land Corp., Ltd.	3,297,700	1,146,277
#	StarHub, Ltd.	6,864,300	6,456,688
	Straco Corp., Ltd.	130,000	68,180
#	Sunningdale Tech, Ltd.	1,232,860	1,088,803
*	SunVic Chemical Holdings, Ltd.	526,945	3,164
#*	Swiber Holdings, Ltd.	2,895,250	42,733
#	Thomson Medical Group, Ltd.	4,294,500	174,026
#	Tuan Sing Holdings, Ltd.	5,235,056	1,288,457
#	UMS Holdings, Ltd.	3,740,975	1,639,187
	United Engineers, Ltd.	3,318,328	6,072,674
	United Industrial Corp., Ltd.	87,769	179,123
#	United Overseas Insurance, Ltd.	181,850	912,058
	UOB-Kay Hian Holdings, Ltd.	2,231,210	1,937,930
#	Valuetronics Holdings, Ltd.	3,646,350	1,636,970
	Venture Corp., Ltd.	1,022,600	11,339,041
	Vibrant Group, Ltd.	1,071,903	105,236
	Vicom, Ltd.	135,500	728,661
	Wee Hur Holdings, Ltd.	2,769,000	450,925
	Wing Tai Holdings, Ltd.	4,101,867	6,083,510
	Yangzijiang Shipbuilding Holdings Ltd.	14,050,900	9,769,653
	Yeo Hiap Seng, Ltd.	223,731	144,020
#*	Yongnam Holdings, Ltd.	2,817,300	307,815
	Zhongmin Baihui Retail Group, Ltd.	26,900	14,110

TOTAL SINGAPORE			210,699,144

TOTAL COMMON STOCKS			1,585,443,087

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Metals X, Ltd. Rights 10/07/19	510,307	$0
*	Superloop, Ltd. Rights 10/14/19	77,708	0
*	Thorn Group, Ltd. Rights 10/02/19	744,756	2,514

TOTAL AUSTRALIA			2,514

SINGAPORE — (0.0%)
*	Chip Eng Seng Corp., Ltd.	1,042,725	0
#*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Rights 05/30/24	48,473	0

TOTAL SINGAPORE			0

TOTAL RIGHTS/WARRANTS			2,514

TOTAL INVESTMENT SECURITIES (Cost $1,718,199,518)			1,585,445,601

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	DFA Short Term Investment Fund	5,286,169	61,160,974

TOTAL INVESTMENTS — (100.0%) (Cost $1,785,232,358)^^			$1,646,606,575

As of September 30, 2019, The Asia Pacific Small Company Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	61	12/20/19	$9,075,981	$9,084,425	$8,444

Total Futures Contracts			$9,075,981	$9,084,425	$8,444

Summary of the Series’ investments as of September 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$75,765	$868,848,103	—	$868,923,868
China	—	1,189,825	—	1,189,825
Hong Kong	556,727	400,360,419	—	400,917,146
New Zealand	—	103,713,104	—	103,713,104
Singapore	14,110	210,685,034	—	210,699,144
Rights/Warrants
Australia	—	2,514	—	2,514
Securities Lending Collateral	—	61,160,974	—	61,160,974
Futures Contracts**	8,444	—	—	8,444

TOTAL	$655,046	$1,645,959,973	—	$1,646,615,019

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.7%)
	4imprint Group P.L.C.	138,827	$5,128,301
	Ascential P.L.C.	552,285	2,574,889
	Auto Trader Group P.L.C.	1,549,838	9,713,859
	Bloomsbury Publishing P.L.C.	207,225	610,128
	Centaur Media P.L.C.	537,905	279,113
	Cineworld Group P.L.C.	1,711,750	4,792,233
	Daily Mail & General Trust P.L.C., Class A	1,014,493	10,638,999
	Entertainment One, Ltd.	2,630,507	18,293,173
	Euromoney Institutional Investor P.L.C.	674,355	12,260,107
*	Frontier Developments PLC	7,940	99,450
	Future P.L.C.	58,536	883,289
	Gamma Communications P.L.C.	30,072	406,596
	Huntsworth P.L.C.	1,134,243	1,188,860
	Inmarsat P.L.C.	2,400,987	17,273,978
	ITE Group P.L.C.	4,610,393	4,833,429
	Kin & Carta P.L.C.	850,242	850,381
	Reach P.L.C.	1,696,354	1,855,146
	Rightmove P.L.C.	808,813	5,472,614
	STV Group P.L.C.	4,868	23,153
	TalkTalk Telecom Group P.L.C.	3,919,347	5,053,733

TOTAL COMMUNICATION SERVICES			102,231,431

CONSUMER DISCRETIONARY — (23.1%)
	888 Holdings P.L.C.	1,710,669	3,239,339
	AA P.L.C.	3,904,659	2,880,184
*	ASOS P.L.C.	164,365	5,004,545
	B&M European Value Retail SA	5,815,185	27,114,407
	BCA Marketplace P.L.C.	2,529,197	7,324,924
	Bellway P.L.C.	849,726	34,932,336
*	Boohoo Group P.L.C.	4,472,721	14,572,466
	Bovis Homes Group P.L.C.	1,284,142	17,595,721
	Card Factory P.L.C.	1,393,096	2,871,428
*	Carpetright P.L.C.	406,341	46,405
	Coats Group PLC	800,742	732,246
*	Connect Group P.L.C.	471,501	223,240
	Countryside Properties P.L.C.	2,602,820	10,744,380
	Crest Nicholson Holdings P.L.C.	1,492,547	6,967,367
	DFS Furniture P.L.C.	1,133,491	3,081,400
	Dignity P.L.C.	197,940	1,240,909
	Dixons Carphone P.L.C.	3,819,612	5,580,439
	Domino’s Pizza Group P.L.C.	3,640,539	11,407,448
	Dunelm Group P.L.C.	757,667	7,799,932
*	EI Group P.L.C.	3,907,228	13,515,441
	Findel P.L.C.	246,067	600,862
	Fuller Smith & Turner P.L.C., Class A	140,561	2,101,415
	Games Workshop Group P.L.C.	224,457	13,001,644
	GoCo Group P.L.C.	1,930,672	1,910,046
	Greene King P.L.C.	2,728,082	28,396,869
	Greggs P.L.C.	734,900	18,893,465
	GVC Holdings P.L.C.	957,913	8,749,953
	Gym Group P.L.C. (The)	749,000	2,327,793
	Halfords Group P.L.C.	872,874	1,824,249
	Headlam Group P.L.C.	480,270	2,678,733
	Henry Boot P.L.C.	493,078	1,503,032

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Hollywood Bowl Group P.L.C.	190,749	$544,547
	Hostelworld Group P.L.C.	238,318	333,425
	Inchcape P.L.C.	2,915,715	22,634,213
	J D Wetherspoon P.L.C.	522,819	9,967,481
	JD Sports Fashion P.L.C.	1,972,219	18,203,239
	Joules Group P.L.C.	3,586	12,191
*	JPJ Group P.L.C.	410,917	3,730,673
	Lookers P.L.C.	1,263,921	880,387
	Marks & Spencer Group P.L.C.	405,739	918,986
	Marston’s P.L.C.	4,616,776	7,008,956
	McCarthy & Stone P.L.C.	2,438,446	4,347,909
	Merlin Entertainments P.L.C.	4,495,638	25,014,578
	Millennium & Copthorne Hotels P.L.C.	1,670,579	14,124,166
*	Mitchells & Butlers P.L.C.	1,634,891	7,694,382
	MJ Gleeson P.L.C.	213,146	2,119,426
	Moneysupermarket.com Group P.L.C.	3,912,801	18,196,579
*	Mothercare P.L.C.	761,233	134,314
#	Motorpoint group P.L.C.	48,046	132,726
	N Brown Group P.L.C.	1,162,453	1,600,673
	On the Beach Group P.L.C.	787,822	3,698,265
	Pendragon P.L.C.	5,047,329	564,548
	Pets at Home Group P.L.C.	2,707,074	6,914,298
	Photo-Me International P.L.C.	1,603,784	1,897,921
	Playtech P.L.C.	1,818,048	9,525,817
	PPHE Hotel Group, Ltd.	1,496	33,147
	Rank Group P.L.C.	885,128	2,064,756
	Redrow P.L.C.	1,760,115	13,367,124
	Restaurant Group P.L.C. (The)	2,882,985	5,042,762
	Revolution Bars Group P.L.C.	17,764	15,240
*	Sportech P.L.C.	408,363	153,622
*	Sports Direct International P.L.C.	1,446,502	4,971,256
	SSP Group P.L.C.	2,999,753	22,842,097
	Superdry P.L.C.	204,054	1,033,140
	Ted Baker P.L.C.	144,728	1,727,041
	Telford Homes P.L.C.	174,739	749,452
	Topps Tiles P.L.C.	777,729	649,656
	Vertu Motors P.L.C.	360,393	147,631
	Vitec Group P.L.C. (The)	204,113	3,132,388
	WH Smith P.L.C.	739,393	18,067,146
	William Hill P.L.C.	3,784,314	8,728,691

TOTAL CONSUMER DISCRETIONARY			501,787,467

CONSUMER STAPLES — (5.4%)
	A.G. Barr P.L.C.	736,792	5,244,717
	Anglo-Eastern Plantations P.L.C.	107,628	590,180
	Britvic P.L.C.	1,841,682	22,251,451
	Carr’s Group P.L.C.	349,511	581,710
	Cranswick P.L.C.	358,799	13,008,291
	Devro P.L.C.	1,062,771	2,490,215
	Fevertree Drinks P.L.C.	631,057	18,771,431
	Greencore Group P.L.C.	3,578,516	9,920,297
	Hilton Food Group P.L.C.	248,680	3,039,641
#	Majestic Wine P.L.C.	221,368	675,804
	McBride P.L.C.	566,412	371,871
	McColl’s Retail Group P.L.C.	60,390	35,169
	Nichols P.L.C.	2,884	54,466
*	Premier Foods P.L.C.	2,584,290	1,028,402
	PZ Cussons P.L.C.	1,774,867	4,423,543
*	REA Holdings P.L.C.	50,639	98,171

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Stock Spirits Group P.L.C.	1,122,290	$3,200,940
	Tate & Lyle P.L.C.	3,470,820	31,400,900

TOTAL CONSUMER STAPLES			117,187,199

ENERGY — (3.9%)
*	Amerisur Resources P.L.C.	1,006,443	208,639
	Anglo Pacific Group P.L.C.	990,328	2,397,225
*	Cairn Energy P.L.C.	3,258,371	7,674,250
	Diversified Gas & Oil P.L.C.	195,540	263,821
*	EnQuest P.L.C.	11,306,645	2,651,724
	Genel Energy P.L.C.	557,988	1,264,144
	Gulf Keystone Petroleum, Ltd.	1,413,720	3,970,356
*	Gulf Marine Services P.L.C.	125,859	8,880
	Hunting P.L.C.	1,246,189	7,014,019
#*	Hurricane Energy P.L.C.	2,379,211	1,240,659
	John Wood Group P.L.C.	3,383,807	15,775,675
*	Lamprell P.L.C.	1,198,927	688,359
*	Nostrum Oil & Gas P.L.C.	184,064	28,297
#*	Pantheon Resources P.L.C.	379,233	74,400
	Petrofac, Ltd.	1,771,577	8,698,599
#*	Premier Oil P.L.C.	5,901,446	5,641,169
*	Rockhopper Exploration P.L.C.	351,659	83,406
*	Savannah Petroleum P.L.C.	28,000	7,909
*	Serica Energy P.L.C.	16,259	27,018
	Soco International P.L.C.	1,330,075	1,042,310
	Tullow Oil P.L.C.	9,865,717	25,856,879

TOTAL ENERGY			84,617,738

FINANCIALS — (13.7%)
#	Arrow Global Group P.L.C.	1,085,860	2,894,721
	Ashmore Group P.L.C.	2,047,403	12,738,086
	Bank of Georgia Group P.L.C.	227,416	3,746,853
	Beazley P.L.C.	3,076,697	23,513,743
	Brewin Dolphin Holdings P.L.C.	2,042,055	7,983,789
#	Burford Capital, Ltd.	563,216	5,686,199
	Charles Stanley Group P.L.C.	122,025	410,132
	Charles Taylor P.L.C.	235,351	926,456
	Chesnara P.L.C.	747,986	2,589,880
	City of London Investment Group P.L.C.	5,500	29,609
	Close Brothers Group P.L.C.	1,042,864	18,054,405
	CMC Markets P.L.C.	700,643	911,996
	CME Group, Inc.	1	150
	CYBG P.L.C.	6,513,840	9,179,008
*	Georgia Capital P.L.C.	74,609	936,590
	Hansard Global P.L.C.	16,468	9,025
	Hastings Group Holdings P.L.C.	2,131,972	5,398,607
	Hiscox, Ltd.	623,806	12,729,798
	IG Group Holdings P.L.C.	2,529,608	18,741,448
	Intermediate Capital Group P.L.C.	1,866,605	33,377,800
	International Personal Finance P.L.C.	850,221	1,157,503
*	IP Group P.L.C.	3,191,586	2,503,687
	Jupiter Fund Management P.L.C.	2,895,472	12,656,395
*	Just Group P.L.C.	4,666,764	3,040,008
	Lancashire Holdings, Ltd.	1,466,089	13,343,985
	Liontrust Asset Management P.L.C.	20,793	198,390
	Man Group P.L.C.	10,998,653	23,613,216
#*	Metro Bank P.L.C.	97,643	239,807
	Non-Standard Finance P.L.C.	215,168	105,675

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Numis Corp. P.L.C.	233,730	$653,377
	OneSavings Bank P.L.C.	1,436,011	6,526,942
	Paragon Banking Group P.L.C.	1,993,785	11,823,085
	Phoenix Group Holdings P.L.C.	1,404,395	11,936,931
	Plus500, Ltd.	131,312	1,234,011
	Polar Capital Holdings P.L.C.	24,297	162,394
	Provident Financial P.L.C.	1,032,098	5,170,247
	Quilter P.L.C.	9,786,100	16,383,168
	Rathbone Brothers P.L.C.	321,541	8,786,393
	River & Mercantile Group P.L.C.	10,512	33,469
#	S&U P.L.C.	22,618	589,161
	Saga P.L.C.	4,271,090	2,660,444
	Sanne Group P.L.C.	25,819	172,307
	TP ICAP P.L.C.	3,575,740	14,969,283
	Waterloo Investment Holdings, Ltd.	4,000	120

TOTAL FINANCIALS			297,818,293

HEALTH CARE — (2.9%)
	Advanced Medical Solutions Group PLC	105,686	319,611
	Alliance Pharma P.L.C.	1,324,929	1,172,307
	CareTech Holdings P.L.C.	244,788	1,088,894
#*	Circassia Pharmaceuticals P.L.C.	516,889	107,009
	Consort Medical P.L.C.	293,388	2,715,911
	ConvaTec Group P.L.C.	7,797,203	16,792,892
	CVS Group P.L.C.	294,514	3,689,239
	EMIS Group P.L.C.	244,111	3,050,279
	Genus P.L.C.	108,791	3,744,014
	Hikma Pharmaceuticals P.L.C.	97,649	2,639,819
*	Horizon Discovery Group P.L.C.	16,856	32,204
*	Indivior P.L.C.	3,065,440	1,828,147
	Integrated Diagnostics Holdings P.L.C.	330,094	1,516,988
#	Mediclinic International P.L.C.	1,945,891	7,919,854
*	Oxford Biomedica PLC	74,755	494,847
	Spire Healthcare Group P.L.C.	1,257,374	1,726,727
	UDG Healthcare P.L.C.	1,023,880	9,442,317
*	Vectura Group P.L.C.	4,132,119	4,355,175

TOTAL HEALTH CARE			62,636,234

INDUSTRIALS — (28.8%)
	Aggreko P.L.C.	1,641,197	16,765,354
	Air Partner P.L.C.	253,425	259,833
	Avon Rubber P.L.C.	201,057	4,104,880
	Babcock International Group P.L.C.	3,035,293	20,817,030
	Balfour Beatty P.L.C.	4,259,420	11,615,734
	BBA Aviation P.L.C.	7,255,414	27,838,541
	Biffa P.L.C.	955,492	2,770,288
	Bodycote P.L.C.	1,398,538	12,313,141
#	Braemar Shipping Services P.L.C.	144,282	349,974
*	Capita P.L.C.	4,600,778	8,194,337
	Chemring Group P.L.C.	1,767,145	4,280,249
	Clarkson P.L.C.	188,879	5,697,391
	Clipper Logistics P.L.C.	194,719	508,170
*	Cobham P.L.C.	16,545,169	31,887,146
	Costain Group P.L.C.	430,652	824,973
	Dart Group P.L.C.	376,365	4,230,810
	De La Rue P.L.C.	453,560	1,248,264
#*	Dialight P.L.C.	108,089	452,230
	Diploma P.L.C.	779,009	15,934,609

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	easyJet P.L.C.	190,651	$2,690,794
*	Firstgroup P.L.C.	8,247,671	13,948,349
	G4S P.L.C.	9,787,263	22,793,902
	Galliford Try P.L.C.	549,039	4,512,034
	Go-Ahead Group P.L.C. (The)	337,834	8,371,105
	Goodwin P.L.C.	383	15,883
	Grafton Group P.L.C.	1,617,708	15,107,891
	Hays P.L.C.	10,128,695	18,777,276
	HomeServe P.L.C.	1,812,215	26,421,711
	Howden Joinery Group P.L.C.	4,476,142	30,806,857
	IMI P.L.C.	1,858,419	21,936,399
	IWG P.L.C.	4,329,953	21,755,088
	James Fisher & Sons P.L.C.	310,421	7,828,345
	James Halstead P.L.C.	1,873	11,611
	John Laing Group P.L.C.	2,207,131	9,979,429
	John Menzies P.L.C.	480,761	2,386,570
	Johnson Service Group P.L.C.	80,228	171,749
	Keller Group P.L.C.	487,703	3,390,278
#	Kier Group P.L.C.	929,137	1,335,697
	Luceco P.L.C.	131,835	156,328
	Mears Group P.L.C.	763,170	2,408,495
	Meggitt P.L.C.	2,628,904	20,508,086
	Mitie Group P.L.C.	2,354,391	4,245,168
	Morgan Advanced Materials P.L.C.	1,892,160	6,068,140
	Morgan Sindall Group P.L.C.	226,587	3,398,661
	National Express Group P.L.C.	2,958,766	15,744,819
	Norcros P.L.C.	116,690	346,734
	Northgate P.L.C.	1,892,764	7,672,927
	Pagegroup P.L.C.	2,346,683	12,650,259
	PayPoint P.L.C.	420,113	4,698,586
	Polypipe Group P.L.C.	1,508,914	7,508,945
	Porvair P.L.C.	15,572	116,148
	QinetiQ Group P.L.C.	3,934,302	13,968,899
	Redde P.L.C.	281,395	396,804
	Renew Holdings P.L.C.	5,295	25,120
	Renewi P.L.C.	4,282,528	1,590,400
#*	Renold P.L.C.	193,435	54,549
	Ricardo P.L.C.	306,779	2,392,044
	Robert Walters P.L.C.	399,595	2,698,455
	Rotork P.L.C.	5,844,451	22,355,130
	Royal Mail P.L.C.	3,463,366	8,992,434
	RPS Group P.L.C.	916,505	1,656,388
	Senior P.L.C.	3,244,009	7,486,617
*	Serco Group P.L.C.	758,599	1,391,815
	Severfield P.L.C.	1,090,941	953,493
	SIG P.L.C.	4,563,465	7,057,361
	Speedy Hire P.L.C.	2,990,267	1,893,941
	Staffline Group P.L.C.	3,354	4,453
	Stagecoach Group P.L.C.	3,009,333	4,950,943
	SThree P.L.C.	720,673	2,683,724
	Stobart Group, Ltd.	1,767,874	2,759,572
	T Clarke P.L.C.	147,457	176,513
	Travis Perkins P.L.C.	1,715,478	27,211,060
	Trifast P.L.C.	524,611	1,246,769
	Tyman P.L.C.	839,773	2,488,604
	Ultra Electronics Holdings P.L.C.	646,972	16,067,365
	Vesuvius P.L.C.	1,658,142	9,288,817
*	Volex P.L.C.	307,047	326,109
	Volution Group P.L.C.	339,225	700,355

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Vp P.L.C.	159,998	$1,593,035
	Weir Group P.L.C (The)	356,691	6,248,404
	Wilmington P.L.C.	334,384	923,330
	Wincanton P.L.C.	617,226	1,702,183
*	Wizz Air Holdings P.L.C.	38,273	1,700,882
	XP Power, Ltd.	100,079	2,969,040

TOTAL INDUSTRIALS			623,811,826

INFORMATION TECHNOLOGY — (6.1%)
	AVEVA Group P.L.C.	142,503	6,475,286
	Computacenter P.L.C.	533,866	8,470,221
	DiscoverIE Group P.L.C.	463,871	2,441,226
	Electrocomponents P.L.C.	3,231,445	25,547,036
	Equiniti Group P.L.C.	2,333,151	6,220,138
	FDM Group Holdings P.L.C.	321,107	2,921,884
#	iomart Group P.L.C.	134,003	592,516
#*	IQE P.L.C.	333,707	255,552
	Kainos Group P.L.C.	310,128	1,718,237
	NCC Group P.L.C.	1,607,964	3,446,607
	Oxford Instruments P.L.C.	355,842	5,588,113
	Renishaw P.L.C.	253,499	11,417,097
	RM P.L.C.	336,909	1,122,159
	SDL P.L.C.	477,370	3,150,145
#	Smart Metering Systems P.L.C.	424,453	2,092,214
	Softcat P.L.C.	784,018	9,659,826
	Sophos Group P.L.C.	594,314	2,927,122
	Spectris P.L.C.	800,305	24,023,392
	Spirent Communications P.L.C.	4,124,361	10,075,527
#	Strix Group P.L.C.	181,909	380,280
#*	Telit Communications P.L.C.	82,391	167,104
	TT Electronics P.L.C.	981,759	3,020,562
*	Xaar P.L.C.	165,171	84,469

TOTAL INFORMATION TECHNOLOGY			131,796,713

MATERIALS — (5.5%)
	Barrick Gold Corp.	130,600	2,366,760
*	Carclo P.L.C.	113,594	14,945
	Castings P.L.C.	159,566	737,061
	Centamin P.L.C.	8,553,267	13,241,071
	Central Asia Metals P.L.C.	413,340	1,056,115
	Elementis P.L.C.	3,143,309	5,719,702
	Essentra P.L.C.	1,384,355	7,233,194
	Ferrexpo P.L.C.	2,362,974	4,683,773
	Forterra P.L.C.	1,244,410	4,357,040
*	Gem Diamonds, Ltd.	679,902	577,917
	Highland Gold Mining, Ltd.	1,570,533	4,164,463
	Hill & Smith Holdings P.L.C.	532,861	8,186,338
	Hochschild Mining P.L.C.	1,487,017	3,749,658
	Ibstock P.L.C.	2,787,152	8,095,793
	KAZ Minerals P.L.C.	1,775,954	9,471,091
	Low & Bonar P.L.C.	2,377,348	427,534
	Marshalls P.L.C.	1,492,403	12,133,242
#*	Petra Diamonds, Ltd.	5,639,982	453,262
*	Petropavlovsk P.L.C.	838,033	99,883
	Rhi Magnesita NV	84,232	4,199,387
#	Scapa Group P.L.C.	205,997	544,549
#*	Sirius Minerals P.L.C.	1,683,489	82,491
	Synthomer P.L.C.	2,412,584	9,612,598

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Victrex P.L.C.	625,988	$16,576,112
	Zotefoams P.L.C.	93,671	619,671

TOTAL MATERIALS			118,403,650

REAL ESTATE — (3.1%)
	Capital & Counties Properties P.L.C.	4,778,985	13,819,409
	CLS Holdings P.L.C.	582,418	1,701,958
*	Countrywide P.L.C.	1,699,141	82,846
	Daejan Holdings P.L.C.	49,088	3,032,865
*	Foxtons Group P.L.C.	1,145,927	703,857
	Grainger P.L.C.	4,344,203	13,141,793
	Harworth Group P.L.C.	30,680	46,345
	Helical P.L.C.	677,053	3,243,833
	LSL Property Services P.L.C.	404,839	1,072,075
*	Purplebricks Group P.L.C.	65,365	91,012
*	Raven Property Group, Ltd.	952,767	506,950
	Savills P.L.C.	1,037,868	11,214,507
	St. Modwen Properties P.L.C.	2,832,022	15,116,789
	U & I Group P.L.C.	480,429	925,464
	Urban & Civic P.L.C.	498,478	1,985,243
#	Watkin Jones P.L.C.	404,313	1,118,104

TOTAL REAL ESTATE			67,803,050

UTILITIES — (1.9%)
	Drax Group P.L.C.	1,698,929	5,769,715
	Pennon Group P.L.C.	2,915,542	29,621,240
	Telecom Plus P.L.C.	412,883	6,234,846

TOTAL UTILITIES			41,625,801

TOTAL COMMON STOCKS			2,149,719,402

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	DFA Short Term Investment Fund	1,763,404	20,402,580

TOTAL INVESTMENTS — (100.0%) (Cost $2,113,641,580)^^			$2,170,121,982

Summary of the Series’ investments as of September 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$102,231,431	—	$102,231,431
Consumer Discretionary	—	501,787,467	—	501,787,467
Consumer Staples	—	117,187,199	—	117,187,199
Energy	—	84,617,738	—	84,617,738
Financials	—	297,818,293	—	297,818,293
Health Care	—	62,636,234	—	62,636,234
Industrials	—	623,811,826	—	623,811,826
Information Technology	—	131,796,713	—	131,796,713
Materials	—	118,403,650	—	118,403,650
Real Estate	—	67,803,050	—	67,803,050
Utilities	—	41,625,801	—	41,625,801
Securities Lending Collateral	—	20,402,580	—	20,402,580

TOTAL	—	$2,170,121,982	—	$2,170,121,982

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.2%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,446	$1,540,542
	ANDRITZ AG	510,397	20,857,480
	Atrium European Real Estate, Ltd.	968,162	3,861,726
#	Austria Technologie & Systemtechnik AG	182,880	3,141,204
	CA Immobilien Anlagen AG	496,800	17,622,715
	DO & CO AG	52,537	4,837,689
	EVN AG	230,431	4,053,541
#	FACC AG	174,996	2,053,222
	Flughafen Wien AG	31,155	1,301,928
	IMMOFINANZ AG	669,588	18,644,095
	Josef Manner & Co. AG	870	85,058
	Kapsch TrafficCom AG	36,036	1,216,126
	Lenzing AG	92,686	8,926,403
	Mayr Melnhof Karton AG	56,819	6,837,244
#	Oberbank AG	38,386	3,991,241
#	Oesterreichische Post AG	242,864	8,523,294
	Palfinger AG	98,045	2,580,574
#	POLYTEC Holding AG	105,679	952,874
#	Porr AG	75,463	1,554,170
#	Rosenbauer International AG	20,385	873,004
	S IMMO AG	363,879	8,367,827
	Schoeller-Bleckmann Oilfield Equipment AG	76,257	4,524,649
#*	Semperit AG Holding	69,672	961,478
	Strabag SE	111,162	3,567,776
	Telekom Austria AG	1,098,493	7,986,513
	UBM Development AG	19,698	903,750
	UNIQA Insurance Group AG	958,393	8,655,607
	Vienna Insurance Group AG Wiener Versicherung Gruppe	268,962	7,005,191
#	Voestalpine AG	326,923	7,516,668
	Wienerberger AG	617,965	15,043,220
*	Zumtobel Group AG	182,287	1,371,033

TOTAL AUSTRIA			179,357,842

BELGIUM — (4.3%)
	Ackermans & van Haaren NV	174,099	26,444,426
*	AGFA-Gevaert NV	1,452,124	5,954,339
*	Argenx SE	195,734	22,212,149
	Atenor	18,030	1,466,296
	Banque Nationale de Belgique	87	211,354
	Barco NV	74,142	14,642,488
	Bekaert SA	253,902	7,281,284
#*	Biocartis NV	231,370	1,564,470
#	bpost SA	600,057	6,288,366
#*	Celyad SA	42,190	408,788
	Cie d’Entreprises CFE	48,396	4,454,658
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	483,360
	Deceuninck NV	435,935	871,131
	D’ieteren SA	202,237	10,962,239
	Econocom Group SA	727,792	1,821,107
#	Elia System Operator SA	221,440	18,096,971
#	Euronav NV	1,282,924	11,687,973
	EVS Broadcast Equipment SA	67,811	1,663,952
#*	Exmar NV	148,882	897,026
	Fagron	282,720	5,006,583
*	Galapagos NV	41,834	6,374,458

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV	220,186	$33,546,325
	Gimv NV	94,395	5,698,013
	Immobel SA	18,809	1,373,292
*	Ion Beam Applications	126,538	2,175,056
	Jensen-Group NV	20,645	780,625
	Kinepolis Group NV	98,670	6,064,190
#	Lotus Bakeries NV	1,729	4,863,263
#*	MDxHealth	239,516	263,806
#	Melexis NV	111,148	7,708,824
#*	Nyrstar NV	84,985	19,436
#	Ontex Group NV	504,176	9,069,575
	Orange Belgium SA	176,101	3,635,020
#*	Oxurion NV	128,049	361,781
#	Picanol	28,690	1,950,400
	Recticel SA	270,323	2,294,356
#	Resilux	5,788	813,538
	Roularta Media Group NV	19,318	268,279
	Sioen Industries NV	53,303	1,242,708
#	Sipef NV	36,491	1,715,182
	Telenet Group Holding NV	137,076	6,468,563
	TER Beke SA	3,565	489,822
*	Tessenderlo Group SA	214,654	6,785,114
	Van de Velde NV	38,465	985,065
*	Viohalco SA	583,796	2,329,614

TOTAL BELGIUM			249,695,265

DENMARK — (4.7%)
*	Agat Ejendomme A.S.	307,965	168,006
*	ALK-Abello A.S.	43,768	8,994,087
	Alm Brand A.S.	563,835	4,430,579
#	Ambu A.S., Class B	730,304	12,079,182
#*	Bang & Olufsen A.S.	256,627	1,498,461
	BankNordik P/F	10,800	161,519
*	Bavarian Nordic A.S.	185,816	4,992,760
	Brodrene Hartmann A.S.	16,148	659,544
	Columbus A.S.	430,058	602,182
	D/S Norden A.S.	217,180	2,959,262
	DFDS A.S.	306,367	11,113,595
	Djurslands Bank A.S.	8,970	324,806
*	Drilling Co. of 1972 A.S. (The)	24,502	1,373,196
	DSV A.S.	44,201	4,201,292
	FLSmidth & Co. A.S.	296,273	12,888,299
	Fluegger Group A.S.	4,198	175,312
	GronlandsBANKEN A.S.	1,125	87,886
*	H+H International A.S., Class B	112,329	1,681,432
	Harboes Bryggeri A.S., Class B	17,239	185,174
	ISS A.S.	661,931	16,365,136
#	Jeudan A.S.	7,601	1,253,658
*	Jyske Bank A.S.	500,030	16,146,763
	Lan & Spar Bank	4,981	325,801
	Matas A.S.	188,168	1,387,172
*	Nilfisk Holding A.S.	198,988	4,610,680
*	NKT A.S.	206,194	3,998,705
#	NNIT A.S.	71,616	883,436
	Pandora A.S.	340,071	13,647,293
	Parken Sport & Entertainment A.S.	37,197	567,300
	Per Aarsleff Holding A.S.	140,513	4,546,490
	Ringkjoebing Landbobank A.S.	197,894	12,414,392
#	Roblon A.S., Class B	973	24,420

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class A	993	$191,931
	Rockwool International A.S., Class B	42,036	8,405,084
	Royal Unibrew A.S.	364,385	30,021,679
#	RTX A.S.	57,507	1,375,979
	Scandinavian Tobacco Group A.S., Class A	305,564	3,574,411
	Schouw & Co., A.S.	90,380	6,315,913
	SimCorp A.S.	294,845	25,895,797
	Solar A.S., Class B	37,386	1,571,303
	Spar Nord Bank A.S.	596,914	5,372,859
	Sydbank A.S.	505,787	8,917,675
	Tivoli A.S.	9,878	963,014
	Topdanmark A.S.	475,380	22,947,638
*	TORM P.L.C.	146,065	1,234,763
	United International Enterprises	10,336	1,923,399
#*	Veloxis Pharmaceuticals A.S.	120,013	62,496
#*	Vestjysk Bank A.S.	1,850,683	949,865
#*	Zealand Pharma A.S.	185,786	4,730,852

TOTAL DENMARK			269,202,478

FINLAND — (5.5%)
#*	Afarak Group Oyj	170,187	118,236
#	Ahlstrom-Munksjo Oyj	178,910	2,737,039
	Aktia Bank Oyj	303,076	2,780,409
	Alandsbanken Abp, Class B	21,354	345,695
	Alma Media Oyj	129,772	989,664
	Apetit Oyj	19,668	169,767
	Asiakastieto Group Oyj	1,406	40,831
	Aspo Oyj	99,050	900,435
	Atria Oyj	85,658	703,383
#*	BasWare Oyj	56,551	1,354,879
#	Bittium Oyj	204,447	1,443,682
	Cargotec Oyj, Class B	290,554	9,347,354
#	Caverion Oyj	696,383	4,276,479
#	Citycon Oyj	528,288	5,541,045
	Cramo Oyj	277,432	2,967,817
	Digia Oyj	69,731	284,066
	Finnair Oyj	506,870	3,542,963
#	Fiskars Oyj Abp	217,953	2,948,752
*	F-Secure Oyj	673,598	2,047,381
	Glaston Oyj ABP	9,217	11,699
*	HKScan Oyj, Class A	257,744	460,892
	Huhtamaki Oyj	768,251	30,607,366
	Ilkka-Yhtyma Oyj	61,503	244,486
	Kemira Oyj	763,866	11,234,853
	Kesko Oyj, Class A	50,145	2,897,466
	Kesko Oyj, Class B	421,805	26,642,830
	Konecranes Oyj	482,920	15,477,098
	Lassila & Tikanoja Oyj	212,849	3,144,230
#	Lehto Group Oyj	129,587	305,377
#	Metsa Board Oyj	1,431,405	8,505,704
	Metso Oyj	667,333	24,902,991
	Nokian Renkaat Oyj	883,124	24,892,079
	Olvi Oyj, Class A	95,680	3,978,934
	Oriola Oyj, Class A	6,054	13,587
	Oriola Oyj, Class B	914,957	2,079,928
	Orion Oyj, Class A	143,951	5,327,299
#	Orion Oyj, Class B	748,676	27,897,832
#	Outokumpu Oyj	2,921,503	7,693,902
*	Outotec Oyj	1,362,821	7,984,258

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Pihlajalinna Oyj	77,064	$873,883
#	Ponsse Oyj	75,627	2,315,238
#*	QT Group Oyj	55,899	852,557
#	Raisio Oyj, Class V	829,230	2,944,925
	Rapala VMC Oyj	113,078	347,728
	Raute Oyj, Class A	2,644	64,767
	Revenio Group Oyj	132,191	2,788,777
	Sanoma Oyj	749,458	8,359,441
*	SRV Group Oyj	66,041	103,687
*	Stockmann Oyj Abp, Class A	49,045	157,677
#*	Stockmann Oyj Abp, Class B	189,838	474,574
	Teleste Oyj	52,966	319,691
	Tieto Oyj	389,139	9,962,497
#	Tikkurila Oyj	250,691	3,699,779
	Tokmanni Group Corp.	344,720	3,832,702
	Uponor Oyj	368,773	3,920,555
	Vaisala Oyj, Class A	118,863	3,282,955
	Valmet Oyj	956,184	18,549,263
	Viking Line Abp	7,869	154,303
#	YIT Oyj	1,430,763	8,233,730

TOTAL FINLAND			318,081,417

FRANCE — (11.0%)
	ABC arbitrage	89,842	650,927
	Actia Group	51,304	240,369
#*	Adocia	3,561	41,995
*	Air France-KLM	1,450,296	15,175,620
	Akka Technologies	80,089	5,515,569
	AKWEL	58,127	1,077,126
	Albioma SA	188,895	4,937,567
	Altamir	136,094	2,431,730
	Alten SA	188,557	21,526,545
	Altran Technologies SA	1,693,540	26,588,783
#*	Amplitude Surgical SAS	19,526	30,004
	Assystem SA	62,252	2,410,593
	Aubay	41,397	1,531,033
	Axway Software SA	38,973	450,389
*	Baikowski SAS	600	9,739
#	Bastide le Confort Medical	19,001	802,738
#	Beneteau SA	241,400	2,537,593
	Bigben Interactive	93,677	1,361,901
#	Boiron SA	40,254	1,427,014
	Bonduelle SCA	93,600	2,388,215
#*	Bourbon Corp.	41,458	171,748
	Burelle SA	1,054	976,288
#	Casino Guichard Perrachon SA	271,603	12,968,906
#	Catering International Services	14,124	178,513
*	Cegedim SA	31,774	900,841
*	CGG SA	4,389,424	9,813,194
#	Chargeurs SA	133,346	2,336,468
	Cie des Alpes	67,699	1,888,482
	Cie Plastic Omnium SA	379,804	10,427,744
*	Coface SA	676,344	7,681,591
	Derichebourg SA	644,921	2,251,508
	Devoteam SA	37,273	3,118,383
	Edenred	111,960	5,370,697
#	Electricite de Strasbourg SA	21,353	2,488,656
#	Elior Group SA	858,106	11,396,135
	Elis SA	1,112,804	19,667,687

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Eramet	65,268	$3,230,989
#*	Erytech Pharma SA	3,609	16,806
*	Esso SA Francaise	17,215	449,677
#	Etablissements Maurel et Prom	250,401	761,671
	Euronext NV	373,020	30,543,227
#	Europcar Mobility Group	662,189	3,672,346
	Eutelsat Communications SA	1,279,751	23,805,912
	Exel Industries, Class A	10,459	465,256
	Faurecia SE	105,339	4,993,704
	Fleury Michon SA	6,124	197,615
*	Fnac Darty S.A.	127,014	8,022,883
	Gaumont SA	11,360	1,389,071
	Gaztransport Et Technigaz SA	126,899	12,555,173
#	GEA	2,433	278,570
	Gevelot SA	3,466	719,888
	GL Events	64,765	1,620,071
	Groupe Crit	23,123	1,667,140
	Groupe Gorge	23,816	381,486
#	Groupe Open	30,206	385,638
	Groupe SFPI	29,940	60,860
	Guerbet	38,731	1,959,504
#	Haulotte Group SA	75,426	487,604
#	HERIGE SADCS	4,147	130,623
	HEXAOM	15,908	618,848
*	ID Logistics Group	14,585	2,570,667
#	Iliad SA	46,784	4,393,983
#	Imerys SA	208,694	8,382,414
	Ingenico Group SA	424,498	41,373,989
*	Innate Pharma SA	15,558	118,646
	IPSOS	245,937	7,005,834
	Jacquet Metal Service SA	84,944	1,435,109
#	JCDecaux SA	8,648	234,019
	Kaufman & Broad SA	124,014	4,939,602
	Korian SA	380,676	15,648,905
	Lagardere SCA	778,374	17,215,149
*	Lanson-BCC	8,795	256,871
*	Latecoere SACA	458,502	1,917,356
	Laurent-Perrier	13,775	1,342,525
	Le Belier	10,566	305,802
	Lectra	165,142	3,256,426
	Linedata Services	14,505	475,758
	LISI	114,054	3,158,051
	LNA Sante SA	37,021	1,892,048
	Maisons du Monde SA	283,561	4,478,730
	Manitou BF SA	66,476	1,303,892
	Manutan International	15,102	1,096,801
	Mersen SA	125,596	3,913,996
#*	METabolic EXplorer SA	156,395	234,663
	Metropole Television SA	285,999	4,689,984
*	MGI Digital Graphic Technology	622	30,846
*	Mr Bricolage SA	29,965	98,318
	Neopost SA	287,438	5,949,474
#	Nexans SA	221,611	8,177,601
	Nexity SA	298,976	14,231,964
#*	Nicox	145,865	792,597
	NRJ Group	81,965	589,322
	Oeneo SA	137,066	1,535,430
*	OL Groupe SA	10,735	38,018
#*	Onxeo SA	246,319	162,187

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Onxeo SA	48,958	$32,836
#*	Pierre & Vacances SA	29,600	500,693
#	Plastivaloire	52,074	348,776
	PSB Industries SA	8,805	204,315
#	Rallye SA	156,235	1,281,759
#*	Recylex SA	102,008	493,706
	Rexel SA	2,320,855	24,823,060
	Robertet SA	2,749	2,197,609
	Rothschild & Co.	98,860	2,836,563
	Rubis SCA	608,177	35,324,159
#	Samse SA	8,068	1,396,942
	Savencia SA	33,888	2,381,881
	Seche Environnement SA	16,034	636,245
#	Societe BIC SA	180,119	12,091,497
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	59,027	3,688,668
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	101,825
	Societe pour l’Informatique Industrielle	41,811	1,126,718
*	SOITEC	128,068	12,649,837
#*	Solocal Group	4,233,535	3,368,729
#	Somfy SA	102,507	9,272,431
	Sopra Steria Group	104,887	13,062,414
#	SPIE SA	852,935	17,067,394
#*	SRP Groupe SA	55,158	66,859
	Stef SA	27,648	2,561,291
	Sword Group	37,883	1,255,285
#	Synergie SA	69,728	2,005,984
#	Tarkett SA	221,856	3,280,625
#*	Technicolor SA	2,040,996	1,764,974
#	Television Francaise 1	615,411	5,401,951
#	TFF Group	12,398	488,095
	Thermador Groupe	37,127	2,230,045
	Total Gabon	3,171	476,395
*	Touax SA	183	967
	Trigano SA	55,119	4,428,160
#	Union Financiere de France BQE SA	18,317	402,785
#*	Vallourec SA	2,261,226	5,983,466
*	Valneva SE	53,370	168,745
	Vetoquinol SA	19,343	1,238,906
	Vicat SA	121,901	5,286,360
	VIEL & Cie SA	162,802	869,593
	Vilmorin & Cie SA	35,320	1,799,991
*	Virbac SA	21,012	4,808,139
	Vranken-Pommery Monopole SA	22,338	523,543
	XPO Logistics Europe SADIR	33	11,054

TOTAL FRANCE			634,375,100

GERMANY — (15.6%)
#	1&1 Drillisch AG	83,979	2,617,784
	7C Solarparken AG	12,773	45,482
	Aareal Bank AG	455,580	13,847,052
*	Adler Modemaerkte AG	47,849	160,674
#	ADLER Real Estate AG	245,889	3,097,777
	ADO Properties SA	220,260	9,074,966
*	ADVA Optical Networking SE	364,431	2,534,139
#*	AIXTRON SE	549,541	5,609,874
	All for One Group AG	4,222	187,965
#	Allgeier SE	46,014	1,073,187
#	Amadeus Fire AG	41,125	4,548,815
#	Atoss Software AG	2,385	328,907

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Aurubis AG	300,477	$13,393,354
*	Axel Springer SE	11,260	773,189
#	Basler AG	31,956	1,444,611
	Bauer AG	82,351	1,292,039
	BayWa AG	106,449	3,009,444
	BayWa AG	124	4,002
#	Bechtle AG	225,300	22,930,079
	Bertrandt AG	42,139	1,898,215
	bet-at-home.com AG	21,796	1,111,080
	Bijou Brigitte AG	22,217	981,255
#	Bilfinger SE	240,674	7,024,146
	Borussia Dortmund GmbH & Co. KGaA	602,892	6,064,826
	CANCOM SE	259,318	13,970,872
*	CECONOMY AG	1,156,067	6,252,324
	CENIT AG	53,174	788,179
	CENTROTEC Sustainable AG	14,855	226,729
	Cewe Stiftung & Co. KGAA	43,060	3,617,056
	comdirect bank AG	217,781	2,810,438
	CompuGroup Medical SE	182,337	10,974,170
#	Corestate Capital Holding SA	77,099	2,839,724
	CropEnergies AG	155,852	1,069,593
#	CTS Eventim AG & Co. KGaA	442,453	24,927,157
#	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	649,254
#*	DEAG Deutsche Entertainment AG	54,104	258,167
#	Deutsche Beteiligungs AG	96,185	3,635,886
#	Deutsche EuroShop AG	394,656	11,131,999
	Deutsche Pfandbriefbank AG	1,033,260	12,597,336
	Deutz AG	1,027,597	5,957,586
*	Dialog Semiconductor P.L.C.	621,432	29,431,563
	DIC Asset AG	435,337	5,571,833
	DMG Mori AG	15,692	726,820
#	Dr Hoenle AG	35,751	1,947,801
	Draegerwerk AG & Co. KGaA	18,322	645,817
#	Duerr AG	410,542	10,654,025
	Eckert & Ziegler Strahlen- und Medizintechnik AG	32,518	5,516,200
#	EDAG Engineering Group AG	52,516	569,890
#	Elmos Semiconductor AG	92,807	2,459,482
#*	ElringKlinger AG	204,148	1,414,333
	Energiekontor AG	2,066	40,506
#*	Evotec SE	667,317	14,842,662
#	Ferratum Oyj	64,645	675,331
#	Fielmann AG	153,639	11,310,162
	First Sensor AG	44,242	1,545,947
	FORTEC Elektronik AG	372	8,523
#	Francotyp-Postalia Holding AG, Class A	55,619	214,604
	Freenet AG	981,903	20,206,775
	FRIWO AG	513	12,195
#	Fuchs Petrolub SE	91,370	3,318,555
#	GEA Group AG	831,573	22,433,982
	Gerresheimer AG	262,222	18,801,246
	Gesco AG	56,186	1,237,027
	GFT Technologies SE	123,639	919,280
	Grand City Properties SA	806,380	18,142,057
#	GRENKE AG	38,344	3,158,784
*	H&R GmbH & Co. KGaA	70,149	465,499
	Hamburger Hafen und Logistik AG	182,979	4,556,997
#	Hapag-Lloyd AG	60,729	4,367,479
	Hawesko Holding AG	52	1,849
#*	Heidelberger Druckmaschinen AG	1,982,859	2,442,345

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hella GmbH & Co KGaA	244,384	$10,923,958
	Highlight Communications AG	98,406	441,483
	HolidayCheck Group AG	222,207	540,172
	Hornbach Baumarkt AG	39,676	765,182
#	Hornbach Holding AG & Co. KGaA	29,056	1,646,496
	Hugo Boss AG	488,688	26,163,747
*	Hypoport AG	310	77,165
	Indus Holding AG	133,474	5,455,021
#	Isra Vision AG	119,837	5,028,747
	IVU Traffic Technologies AG	50,314	586,764
	Jenoptik AG	391,123	9,690,445
#	K+S AG	1,567,865	21,721,016
	KION Group AG	14,781	777,318
#	Kloeckner & Co. SE	575,851	3,491,766
#	Koenig & Bauer AG	95,477	3,730,848
#	Krones AG	114,135	6,894,696
	KSB SE & Co. KGaA	3,466	1,080,045
	KWS Saat SE & Co., KGaA	80,955	5,320,548
	Lanxess AG	620,363	37,889,049
#	Leifheit AG	60,321	1,403,185
#*	Leoni AG	245,460	3,096,961
*	LPKF Laser & Electronics AG	79,814	1,104,533
#*	Manz AG	30,876	599,697
#	MasterFlex SE	21,291	127,549
#	Mediclin AG	88,966	533,021
#*	Medigene AG	104,479	695,369
	METRO AG	359,027	5,664,144
	MLP SE	415,171	2,153,897
#	Nemetschek SE	364,417	18,568,488
	New Work SE	20,306	5,534,937
#	Nexus AG	87,089	2,993,085
#*	Nordex SE	508,398	5,532,924
#	Norma Group SE	237,761	8,245,287
#	OHB SE	38,414	1,377,024
#	OSRAM Licht AG	602,174	26,489,505
#	Paragon GmbH & Co. KGaA	14,660	200,857
	Patrizia AG	358,404	6,660,091
*	Petro Welt Technologies AG	5,859	21,591
#	Pfeiffer Vacuum Technology AG	53,444	7,259,731
#	PNE AG	493,007	2,003,614
	Progress-Werk Oberkirch AG	8,558	236,083
	ProSiebenSat.1 Media SE	1,109,960	15,290,083
#	PSI Software AG	50,278	1,026,158
#	QSC AG	724,521	986,702
*	R Stahl AG	14,952	430,411
	Rheinmetall AG	339,164	42,901,798
#	RHOEN-KLINIKUM AG	233,180	5,221,645
	RIB Software SE	292,708	6,775,730
*	Rocket Internet SE	497,217	12,841,196
#	S&T AG	316,569	6,289,700
	SAF-Holland SA	362,112	2,559,118
	Salzgitter AG	310,376	5,213,079
#*	Schaltbau Holding AG	32,728	1,063,457
	Schloss Wachenheim AG	8,017	151,616
	Scout24 AG	271,406	15,455,896
	Secunet Security Networks AG	6,248	769,360
#*	Senvion SA	31,747	3,631
#*	SGL Carbon SE	293,218	1,391,245
#*	Shop Apotheke Europe NV	24,816	964,068

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Siltronic AG	153,046	$11,649,355
#	Sixt Leasing SE	64,806	855,069
	Sixt SE	96,696	9,261,685
#*	SLM Solutions Group AG	9,386	147,999
*	SMA Solar Technology AG	87,177	2,473,071
#*	SMT Scharf AG	22,763	286,985
	Softing AG	26,963	216,248
	Software AG	395,714	10,864,200
	Stabilus SA	170,155	8,320,032
	STRATEC SE	24,452	1,913,791
#	Stroeer SE & Co. KGaA	216,062	16,450,853
	Suedzucker AG	584,233	8,986,132
#*	SUESS MicroTec SE	137,494	1,242,217
	Surteco Group SE	46,502	1,033,784
	Syzygy AG	2,030	20,790
	TAG Immobilien AG	1,024,715	23,384,555
	Takkt AG	203,963	2,702,832
	Technotrans SE	47,270	1,138,488
#*	Tele Columbus AG	296,432	569,181
	TLG Immobilien AG	722,981	19,658,653
	Traffic Systems SE	35,766	849,152
	VERBIO Vereinigte BioEnergie AG	151,277	1,394,479
	Vossloh AG	68,437	2,820,278
#	Wacker Chemie AG	89,853	5,904,849
	Wacker Neuson SE	220,998	3,851,370
	Washtec AG	76,707	3,949,122
	Wuestenrot & Wuerttembergische AG	115,343	2,263,273
	Zeal Network SE	54,501	1,017,010

TOTAL GERMANY			897,685,286

IRELAND — (0.5%)
	Bank of Ireland Group P.L.C.	881,245	3,491,856
	C&C Group P.L.C.	1,127,341	5,100,493
	C&C Group P.L.C.	399,607	1,817,500
	Cairn Homes P.L.C	986,282	1,210,228
	Datalex P.L.C.	107,125	80,215
	FBD Holdings P.L.C.	125,459	1,244,229
	FBD Holdings P.L.C.	9,798	97,181
	Flutter Entertainment P.L.C.	1,546	144,458
	Glanbia P.L.C.	285,853	3,551,084
	Glanbia P.L.C.	700,613	8,878,249
	Irish Continental Group P.L.C.	575,727	2,622,902
	Irish Continental Group P.L.C.	234,200	1,073,553
*	Permanent TSB Group Holdings P.L.C.	165,531	218,026

TOTAL IRELAND			29,529,974

ISRAEL — (3.2%)
#	Adgar Investment and Development, Ltd.	6,982	14,845
#*	ADO Group, Ltd.	99,315	2,723,566
	Afcon Holdings, Ltd.	1,840	92,679
*	AFI Properties, Ltd.	98,160	3,425,534
	Africa Israel Residences, Ltd.	2,237	56,944
*	Airport City, Ltd.	450,401	8,776,130
*	Albaad Massuot Yitzhak, Ltd.	2,660	15,614
*	Allot, Ltd.	189,732	1,537,886
	Alony Hetz Properties & Investments, Ltd.	397,779	5,836,874
	Alrov Properties and Lodgings, Ltd.	49,177	2,087,333
	Amot Investments, Ltd.	528,096	3,917,090

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Arad, Ltd.	15,796	$236,995
#*	Arko Holdings, Ltd.	1,440,389	581,572
#	Ashtrom Group, Ltd.	82,096	839,782
#	Ashtrom Properties, Ltd.	202,423	1,294,936
#	AudioCodes, Ltd.	178,789	3,636,162
#*	Avgol Industries 1953, Ltd.	468,925	430,336
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	796,354
#	Bayside Land Corp.	6,361	4,064,948
#	Bet Shemesh Engines Holdings 1997, Ltd.	18,448	672,790
	Big Shopping Centers, Ltd.	32,218	2,938,820
*	BioLine RX, Ltd.	96,617	17,892
#	Blue Square Real Estate, Ltd.	36,269	1,727,337
*	Bonus Biogroup, Ltd.	613,036	80,961
*	Brack Capital Properties NV	17,815	2,049,091
#	Brainsway, Ltd.	54,222	260,778
	Camtek, Ltd.	116,162	1,203,284
	Carasso Motors, Ltd.	94,524	487,506
*	Castro Model, Ltd.	145	2,163
*	Cellcom Israel, Ltd.	379,471	1,065,854
*	Ceragon Networks, Ltd.	266,244	716,196
*	Clal Biotechnology Industries, Ltd.	182,384	90,665
*	Clal Insurance Enterprises Holdings, Ltd.	218,545	3,307,276
	Cohen Development & Industrial Buildings, Ltd.	3,184	70,556
#*	Compugen, Ltd.	197,189	822,333
	Danel Adir Yeoshua, Ltd.	22,019	1,497,377
	Delek Automotive Systems, Ltd.	222,032	892,515
	Delta-Galil Industries, Ltd.	71,758	1,788,422
	Direct Insurance Financial Investments, Ltd.	113,482	1,335,157
	Dor Alon Energy in Israel 1988, Ltd.	9,685	187,887
#*	El Al Israel Airlines	1,064,624	310,634
	Electra Consumer Products 1970, Ltd.	44,280	751,143
*	Electra Real Estate, Ltd.	11,371	68,100
	Electra, Ltd.	12,544	3,981,970
#*	Energix-Renewable Energies, Ltd.	885,288	2,132,736
#*	Enlight Renewable Energy, Ltd.	2,163,770	2,341,058
*	Equital, Ltd.	110,847	3,352,314
*	Evogene, Ltd.	79,189	133,592
*	First International Bank Of Israel, Ltd.	36,746	978,151
	FMS Enterprises Migun, Ltd.	19,186	752,241
*	Foresight Autonomous Holdings, Ltd.	172,589	53,074
	Formula Systems 1985, Ltd.	62,881	3,994,163
#	Fox Wizel, Ltd.	57,530	2,046,828
	Gilat Satellite Networks, Ltd.	225,761	1,918,509
#	Hadera Paper, Ltd.	24,531	1,136,085
#*	Hamlet Israel-Canada, Ltd.	32,722	577,711
	Harel Insurance Investments & Financial Services, Ltd.	761,702	6,648,594
	Hilan, Ltd.	98,707	4,023,810
	IDI Insurance Co., Ltd.	44,710	1,722,093
*	Industrial Buildings Corp., Ltd.	1,009,017	2,328,101
	Inrom Construction Industries, Ltd.	359,992	1,432,540
#*	Intercure, Ltd.	52,127	78,637
#	Israel Canada T.R, Ltd.	56,414	98,605
	Israel Land Development - Urban Renewal, Ltd.	29,765	290,975
#	Isras Investment Co., Ltd.	5,159	1,054,103
	Issta Lines, Ltd.	11,573	230,143
#*	Kamada, Ltd.	204,692	1,051,500
	Kenon Holdings, Ltd.	110,996	2,211,248
	Kerur Holdings, Ltd.	31,380	849,859
	Klil Industries, Ltd.	5,696	481,551

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises, Ltd.	133,292	$1,205,363
	Matrix IT, Ltd.	238,821	4,058,920
	Maytronics, Ltd.	283,393	2,412,201
#	Mediterranean Towers, Ltd.	326,956	865,936
#	Mega Or Holdings, Ltd.	81,523	1,749,657
#*	Mehadrin, Ltd.	3,069	123,077
	Meitav Dash Investments, Ltd.	97,912	386,117
	Melisron, Ltd.	54,139	3,510,354
	Menora Mivtachim Holdings, Ltd.	183,483	2,774,977
#	Migdal Insurance & Financial Holding, Ltd.	2,546,207	2,714,675
	Minrav Holdings, Ltd.	263	39,149
	Mivtach Shamir Holdings, Ltd.	24,053	465,830
#	Municipal Bank, Ltd.	1,031	225,138
#	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,362,372
*	Nawi Brothers, Ltd.	106,120	707,654
	Neto ME Holdings, Ltd.	8,982	779,623
*	Nova Measuring Instruments, Ltd.	182,733	5,891,481
#	NR Spuntech Industries, Ltd.	76,176	120,326
*	Oil Refineries, Ltd.	9,073,048	4,795,118
	One Software Technologies, Ltd.	1,451	101,495
#	OPC Energy, Ltd.	37,641	291,520
*	Partner Communications Co., Ltd.	816,972	3,977,849
#	Paz Oil Co., Ltd.	56,718	8,313,542
*	Perion Network, Ltd.	12,378	61,927
	Phoenix Holdings, Ltd. (The)	571,475	3,631,542
	Plasson Industries, Ltd.	20,285	920,545
	Pluristem Therapeutics, Inc.	17,233	6,480
*	Pluristem Therapeutics, Inc.	1,813	6,816
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	50,072	2,837,624
#*	Redhill Biopharma, Ltd.	613,939	447,339
#	Scope Metals Group, Ltd.	47,147	1,100,239
	Shapir Engineering and Industry, Ltd.	593,025	2,979,791
#	Shikun & Binui, Ltd.	1,337,236	5,098,578
#	Shufersal, Ltd.	737,436	5,390,022
	Summit Real Estate Holdings, Ltd.	200,699	2,378,735
*	Suny Cellular Communication, Ltd.	473,129	217,615
#	Tadiran Holdings, Ltd.	14,981	583,110
*	Tower Semiconductor, Ltd.	134,958	2,676,612
*	Union Bank of Israel	199,952	915,721
	YH Dimri Construction & Development, Ltd.	2,938	77,338

TOTAL ISRAEL			184,812,916

ITALY — (9.7%)
#*	A.S. Roma SpA	856,401	476,054
	A2A SpA	10,193,924	18,707,562
	ACEA SpA	407,737	8,140,345
#*	Aeffe SpA	310,503	523,608
	Amplifon SpA	702,969	17,246,425
	Anima Holding SpA	1,876,634	7,147,811
#	Aquafil SpA	83,289	640,899
*	Arnoldo Mondadori Editore SpA	1,200,844	2,115,241
	Ascopiave SpA	574,531	2,426,062
	Autogrill SpA	976,190	9,453,731
	Autostrade Meridionali SpA	3,917	131,537
	Avio SpA	89,607	1,162,114
	Azimut Holding SpA	925,979	17,377,406
	B&C Speakers SpA	18,289	253,112
#*	Banca Carige SpA	148,414,098	97,058
	Banca Farmafactoring SpA	752,190	3,919,980

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Banca Finnat Euramerica SpA	616,149	$200,179
	Banca Generali SpA	431,373	13,303,894
	Banca IFIS SpA	166,228	2,770,727
#*	Banca Monte dei Paschi di Siena SpA	213,039	354,578
	Banca Popolare di Sondrio SCPA	3,145,191	5,756,675
#	Banca Profilo SpA	1,814,636	328,185
#	Banca Sistema SpA	338,669	520,304
#*	Banco BPM SpA	12,626,497	25,765,184
#	Banco di Desio e della Brianza SpA	238,796	499,670
#	BasicNet SpA	169,891	814,838
#	BE	564,587	632,605
#	Biesse SpA	88,272	1,021,502
#	BPER Banca	3,576,937	13,820,058
	Brunello Cucinelli SpA	251,092	7,820,757
	Buzzi Unicem SpA	620,584	14,230,822
	Cairo Communication SpA	546,490	1,399,383
#	Carraro SpA	162,374	336,162
	Cembre SpA	10,902	253,619
	Cementir Holding SpA	361,631	2,423,561
	Cerved Group SpA	1,380,566	12,039,877
	CIR-Compagnie Industriali Riunite SpA	2,650,178	2,686,227
	Credito Emiliano SpA	583,283	3,143,762
#*	Credito Valtellinese SpA	49,592,616	3,378,127
#*	d’Amico International Shipping SA	2,577,810	256,328
	Danieli & C Officine Meccaniche SpA	101,008	1,785,629
	Datalogic SpA	126,734	1,819,362
	De’ Longhi SpA	416,772	7,858,420
	DeA Capital SpA	778,374	1,146,629
	DiaSorin SpA	83,904	9,757,881
	doValue SpA	82,498	915,529
#	El.En. SpA	34,312	895,254
#*	Elica SpA	140,268	350,063
	Emak SpA	388,913	377,209
	Enav SpA	1,362,490	7,689,285
	ERG SpA	420,457	8,478,154
#	Esprinet SpA	235,490	947,180
#*	Eurotech SpA	276,627	2,176,086
*	Expert System SpA	45,395	144,718
*	Exprivia SpA	109,673	106,429
	Falck Renewables SpA	988,254	4,182,177
	Fiera Milano SpA	182,588	832,433
#	Fila SpA	141,852	2,118,692
#*	Fincantieri SpA	3,883,790	4,123,051
#	FinecoBank Banca Fineco SpA	176,466	1,867,019
	FNM SpA	1,295,898	761,527
#	Freni Brembo SpA	1,149,779	11,209,507
#*	GEDI Gruppo Editoriale SpA	927,122	251,091
#	Gefran SpA	37,987	269,253
	Geox SpA	604,392	844,517
	Gima TT SpA	59,692	475,502
	Gruppo MutuiOnline SpA	169,566	3,048,225
*	Guala Closures SpA	23,379	166,140
	Hera SpA	6,455,969	26,493,261
	Illimity Bank SpA	50,330	490,726
#	IMA Industria Macchine Automatiche SpA	129,592	9,068,647
*	IMMSI SpA	1,338,219	872,327
*	Intek Group SpA	1,988,916	632,156
	Interpump Group SpA	569,177	17,988,706
	Iren SpA	5,087,546	14,837,140

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Italgas SpA	3,818,401	$24,640,786
	Italmobiliare SpA	64,448	1,474,456
	IVS Group SA	56,191	590,266
#*	Juventus Football Club SpA	3,178,690	4,646,682
#	La Doria SpA	80,464	790,003
#	Maire Tecnimont SpA	1,175,046	2,954,899
	MARR SpA	234,377	5,132,447
	Massimo Zanetti Beverage Group SpA	65,668	422,402
#*	Mediaset SpA	3,820,606	11,250,969
#	Openjobmetis SpA agenzia per il lavoro	63,025	468,798
#*	OVS SpA	1,309,356	2,430,547
	Piaggio & C SpA	1,557,750	4,607,987
#	Pirelli & C SpA	677,562	4,012,454
#	Prima Industrie SpA	32,468	427,482
#	Prysmian SpA	96,439	2,070,792
	RAI Way SpA	549,510	3,192,237
#	Reno de Medici SpA	1,282,618	978,087
	Reply SpA	150,466	8,833,403
#	Retelit SpA	812,002	1,327,916
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,132,439	1,171,111
	Sabaf SpA	49,948	713,214
	SAES Getters SpA	26,758	676,797
*	Safilo Group SpA	233,748	240,485
#*	Saipem SpA	5,057,693	22,858,628
#*	Salini Impregilo SpA	1,282,257	2,798,019
	Salvatore Ferragamo SpA	377,547	6,975,797
	Saras SpA	4,486,402	7,673,044
	Servizi Italia SpA	62,874	187,766
	Sesa SpA	55,676	2,432,986
	Societa Cattolica di Assicurazioni SC	1,232,188	10,482,130
	Societa Iniziative Autostradali e Servizi SpA	338,188	5,897,362
#*	Sogefi SpA	332,859	449,921
#	SOL SpA	171,736	1,995,290
	Tamburi Investment Partners SpA	805,238	5,445,159
#	Technogym SpA	667,996	7,425,356
*	Tinexta S.p.A.	139,927	1,825,763
#*	Tiscali SpA	9,160,788	118,729
	Tod’s SpA	73,658	3,620,799
#*	TREVI - Finanziaria Industriale SpA	114,680	34,067
#	TXT e-solutions SpA	40,719	362,804
	Unieuro SpA	67,560	863,532
#	Unione di Banche Italiane SpA	7,724,232	21,672,644
	Unipol Gruppo SpA	3,250,383	17,307,447
	UnipolSai Assicurazioni SpA	348,889	927,737
	Zignago Vetro SpA	200,088	2,224,315

TOTAL ITALY			555,189,409

NETHERLANDS — (6.5%)
	Aalberts NV	728,381	28,844,579
	Accell Group NV	157,310	3,804,568
*	AFC Ajax NV	13,955	282,825
#*	Altice Europe NV	4,683,910	24,485,762
*	Altice Europe NV, Class B	159,363	833,798
#	AMG Advanced Metallurgical Group NV	184,488	4,436,405
	Amsterdam Commodities NV	119,553	2,587,079
	APERAM SA	390,560	9,492,714
	Arcadis NV	538,893	10,070,373
*	Argenx SE	12,041	1,366,218
	ASM International NV	331,781	30,524,494

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	ASR Nederland NV	647,350	$23,886,932
*	Basic-Fit NV	181,080	5,672,753
	BE Semiconductor Industries NV	589,568	18,442,453
#*	Beter Bed Holding NV	22,883	44,464
#	Boskalis Westminster	653,419	13,621,692
#	Brunel International NV	158,072	1,801,106
	Corbion NV	418,361	12,148,350
	Flow Traders	226,049	5,915,502
	ForFarmers NV	217,117	1,367,662
#*	Fugro NV	597,586	4,013,487
	GrandVision NV	173,216	5,187,156
#*	Heijmans NV	163,686	1,369,853
	Hunter Douglas NV	24,041	1,560,844
	IMCD NV	357,303	26,404,835
#	Intertrust NV	464,189	9,080,692
#	Kendrion NV	107,439	2,155,953
	Koninklijke BAM Groep NV	1,955,582	4,880,564
#	Koninklijke Vopak NV	232,211	11,935,395
#*	Lucas Bols NV	20,321	312,313
	Nederland Apparatenfabriek	33,193	1,641,798
*	OCI NV	327,478	7,723,730
	Ordina NV	673,792	1,234,146
#	PostNL NV	3,398,256	7,531,464
	SBM Offshore NV	1,376,758	22,831,460
#	SIF Holding NV	35,317	502,528
	Signify NV	712,323	19,576,481
#	Sligro Food Group NV	166,919	4,718,372
*	Takeaway.com NV	233,901	18,638,241
	TKH Group NV	272,075	13,557,495
	TomTom NV	545,686	6,118,838
	Van Lanschot Kempen NV	77,449	1,699,650

TOTAL NETHERLANDS			372,305,024

NORWAY — (2.4%)
	ABG Sundal Collier Holding ASA	2,436,095	907,428
	AF Gruppen ASA	68,590	1,364,169
*	Akastor ASA	1,077,318	1,280,093
*	Aker Solutions ASA	1,116,886	3,010,332
	American Shipping Co. ASA	201,797	736,300
#*	Archer, Ltd.	745,010	320,860
	Arendals Fossekompani A.S.	90	24,332
	Atea ASA	530,643	6,828,376
	Austevoll Seafood ASA	162,765	1,545,692
*	Avance Gas Holding, Ltd.	414,113	1,667,238
#*	Axactor SE	856,868	1,621,906
#	B2Holding ASA	1,157,660	793,979
	Bonheur ASA	142,873	3,132,796
	Borregaard ASA	724,224	7,726,818
	BW LPG, Ltd.	735,889	4,305,338
*	BW Offshore, Ltd.	837,993	5,768,584
	Data Respons ASA	24,347	82,658
	DNO ASA	4,227,991	6,065,384
#*	DOF ASA	847,189	151,347
	Europris ASA	1,202,990	3,326,842
*	FLEX LNG, Ltd.	160,293	1,518,342
*	Frontline, Ltd.	584,049	5,314,163
#*	Funcom NV	448,602	748,556
	Grieg Seafood ASA	375,532	4,596,787
#*	Hexagon Composites ASA	655,884	2,132,179

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Hoegh LNG Holdings, Ltd.	261,647	$1,047,885
#*	IDEX ASA	506,708	82,155
	Itera ASA	10,713	9,414
*	Kongsberg Automotive ASA	2,171,519	1,289,357
	Kongsberg Gruppen ASA	79,924	1,147,237
#	Kvaerner ASA	1,605,790	2,054,673
	Magnora ASA	138,834	104,928
#*	NEL ASA	8,250,620	7,557,962
#*	Nordic Nanovector ASA	328,770	1,056,691
#*	Nordic Semiconductor ASA	1,023,022	5,726,390
	Norway Royal Salmon ASA	93,756	2,018,412
#*	Norwegian Air Shuttle ASA	490,935	1,940,764
*	Norwegian Finans Holding ASA	654,515	5,523,294
#	Norwegian Property ASA	43,744	61,043
#	Ocean Yield ASA	349,992	1,969,003
*	Odfjell Drilling, Ltd.	654,039	2,046,065
*	Odfjell SE, Class A	137,586	432,362
	Olav Thon Eiendomsselskap ASA	115,764	1,837,837
*	Otello Corp. ASA	527,770	920,987
#*	Panoro Energy ASA	336,949	667,961
*	PGS ASA	2,204,670	2,983,411
#*	PhotoCure ASA	106,211	615,407
*	Prosafe SE	319,687	336,220
*	Protector Forsikring ASA	442,424	2,188,133
*	Q-Free ASA	179,836	137,233
#*	REC Silicon ASA	1,551,847	765,874
	Sbanken ASA	479,365	3,465,120
#	Scatec Solar ASA	570,555	7,334,857
	Selvaag Bolig ASA	298,532	1,690,531
#	Solon Eiendom ASA	56,855	223,014
	Stolt-Nielsen, Ltd.	189,009	2,173,624
	TGS NOPEC Geophysical Co. ASA	69,467	1,758,295
	Treasure ASA	314,079	474,624
	Veidekke ASA	713,127	8,007,421
#	Wallenius Wilhelmsen ASA	166,484	387,885
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,064,727
#*	XXL ASA	350,896	875,461

TOTAL NORWAY			136,946,756

PORTUGAL — (1.0%)
	Altri SGPS SA	569,324	3,778,642
	Banco Comercial Portugues SA, Class R	64,683,272	13,429,489
#	CTT-Correios de Portugal SA	1,106,710	2,561,330
#	Ibersol SGPS SA	36,721	323,495
#	Mota-Engil SGPS SA	798,468	1,574,220
	Navigator Co. SA (The)	2,044,995	7,312,005
	NOS SGPS SA	2,046,029	11,170,717
#	Novabase SGPS SA	72,649	226,223
	REN—Redes Energeticas Nacionais SGPS SA	3,152,817	8,795,959
	Semapa-Sociedade de Investimento e Gestao	174,523	2,226,309
	Sonae Capital SGPS SA	789,547	525,146
	Sonae SGPS SA	6,828,206	6,357,712

TOTAL PORTUGAL			58,281,247

SPAIN — (5.8%)
	Acciona SA	190,411	20,151,850
	Acerinox SA	1,257,724	10,770,873
#*	Adveo Group International SA	84,445	16,742

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Alantra Partners SA	69,717	$1,107,577
	Almirall SA	478,628	8,373,141
#*	Amper SA	6,171,198	1,745,428
	Applus Services SA	915,222	11,869,367
	Atresmedia Corp. de Medios de Comunicacion SA	609,294	2,347,056
	Azkoyen SA	67,253	517,487
	Banco de Sabadell SA	9,595,372	9,302,901
	Bankia SA	1,000,773	1,888,303
	Bankinter SA	1,385,112	8,740,459
	Bolsas y Mercados Espanoles SHMSF SA	501,422	12,657,011
	Cellnex Telecom SA	684,045	28,253,480
	Cia de Distribucion Integral Logista Holdings SA	363,381	7,080,500
	CIE Automotive SA	504,560	12,652,031
	Construcciones y Auxiliar de Ferrocarriles SA	129,944	5,898,481
#*	Deoleo SA	2,541,069	157,243
#*	Distribuidora Internacional de Alimentacion SA	18,821	10,917
	Ebro Foods SA	533,238	10,658,047
#*	eDreams ODIGEO SA	410,996	1,912,450
	Elecnor SA	200,108	2,137,270
	Enagas SA	907,428	20,976,558
#	Ence Energia y Celulosa SA	1,139,858	4,338,003
	Ercros SA	793,840	1,779,394
	Euskaltel SA	530,684	4,713,329
	Faes Farma SA	2,028,081	10,355,731
*	Fluidra SA	357,448	4,239,104
	Fomento de Construcciones y Contratas SA	330,043	3,783,734
*	Global Dominion Access SA	710,368	2,857,671
	Grupo Catalana Occidente SA	248,153	7,886,128
#*	Grupo Empresarial San Jose SA	153,495	1,134,271
#*	Grupo Ezentis SA	1,683,706	888,237
	Iberpapel Gestion SA	47,911	1,357,989
*	Indra Sistemas SA	859,495	7,441,644
	Laboratorios Farmaceuticos Rovi SA	72,954	1,740,456
	Liberbank SA	13,599,029	4,160,610
*	Masmovil Ibercom SA	397,063	8,061,264
	Mediaset Espana Comunicacion SA	1,072,499	6,913,153
	Melia Hotels International SA	793,796	6,159,971
#	Miquel y Costas & Miquel SA	145,855	2,591,171
#*	Obrascon Huarte Lain SA	926,681	1,067,553
#*	Pharma Mar SA	1,334,762	2,652,043
	Prim SA	39,523	478,147
*	Promotora de Informaciones SA, Class A	2,378,213	3,394,612
	Prosegur Cia de Seguridad SA	1,802,082	7,024,371
*	Quabit Inmobiliaria SA	822,731	721,838
*	Realia Business SA	1,782,137	1,728,660
	Renta 4 Banco SA	442	3,199
	Sacyr S.A.	3,190,457	8,172,038
#*	Solaria Energia y Medio Ambiente SA	395,783	2,456,768
*	Talgo SA	644,045	3,558,037
#*	Tecnicas Reunidas SA	202,691	4,972,730
#	Tubacex SA	799,622	2,269,434
#	Unicaja Banco SA	1,933,461	1,537,934
	Vidrala SA	110,672	9,279,196
#	Viscofan SA	281,337	13,182,724
	Vocento SA	352,577	447,542
	Zardoya Otis SA	1,139,409	7,737,782

TOTAL SPAIN			330,311,640

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (7.4%)
*	AcadeMedia AB	357,643	$1,654,864
*	Adapteo Oyj	277,432	3,176,394
	AddLife AB, Class B	94,735	2,482,600
	AddNode Group AB	83,367	1,341,307
#	AddTech AB, Class B	383,287	9,962,568
	AF POYRY AB	691,852	13,901,365
	Alimak Group AB	255,129	3,367,134
*	Arise AB	36,861	99,209
	Arjo AB, Class B	683,624	2,589,994
	Atrium Ljungberg AB, Class B	248,215	5,483,506
#	Attendo AB	668,745	2,917,654
	Avanza Bank Holding AB	813,250	6,618,190
	BE Group AB	27,710	118,193
	Beijer Alma AB	284,395	3,529,569
#	Beijer Electronics Group AB	91,696	393,061
	Beijer Ref AB	449,196	10,205,731
	Bergman & Beving AB	193,579	1,647,863
	Besqab AB	21,962	321,337
	Betsson AB	985,787	4,771,060
	Bilia AB, Class A	664,671	5,275,617
#	BillerudKorsnas AB	421,766	4,560,430
	BioGaia AB, Class B	122,939	5,398,997
	Biotage AB	460,673	4,786,510
	Bjorn Borg AB	99,769	216,862
	Bonava AB	2,479	27,925
	Bonava AB, Class B	461,683	5,227,607
	Bravida Holding AB	947,317	8,306,132
	Bufab AB	216,910	2,263,427
#	Bulten AB	119,933	758,786
	Bure Equity AB	451,708	6,599,018
#*	Byggmax Group AB	388,681	1,160,412
	Catena AB	151,646	4,973,454
*	Cavotec SA	79,682	104,385
	Clas Ohlson AB, Class B	148,783	1,427,492
	Cloetta AB, Class B	1,704,263	4,888,809
*	Collector AB	144,838	763,911
	Concentric AB	372,059	4,533,706
	Coor Service Management Holding AB	263,417	2,278,577
	Corem Property Group AB, Class B	163,626	357,265
	Dios Fastigheter AB	859,999	7,501,909
	Dometic Group AB	1,121,717	8,791,888
*	Doro AB	155,569	609,789
	Duni AB	218,979	2,496,446
#	Dustin Group AB	452,450	3,617,256
	Eastnine AB	126,421	1,466,686
	Elanders AB, Class B	54,920	443,725
#*	Eltel AB	201,453	433,371
*	Enea AB	91,642	1,335,506
	eWork Group AB	32,666	232,484
#	Fagerhult AB	295,890	1,601,511
	Fenix Outdoor International AG	19,372	1,806,593
#*	Fingerprint Cards AB, Class B	634,700	1,285,770
	Granges AB	548,678	5,599,302
#	Gunnebo AB	193,747	460,330
#	Gunnebo AB	48,436	115,136
	Haldex AB	263,231	1,341,940
	Heba Fastighets AB, Class B	133,938	1,111,592
*	Hembla AB	152,541	3,337,389
	Hemfosa Fastigheter AB	1,375,665	13,929,232

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Hexpol AB	158,720	$1,218,242
	HIQ International AB	159,796	790,736
#	HMS Networks AB	130,365	1,681,531
*	Hoist Finance AB	445,011	2,527,986
	Humana AB	76,769	432,992
	Inwido AB	431,589	2,322,760
	JM AB	535,651	13,687,238
	KappAhl AB	488,702	991,308
	Kindred Group P.L.C.	1,200,537	7,007,040
#	Klovern AB, Class B	4,192,728	7,822,641
	KNOW IT AB	205,187	3,829,983
	Kungsleden AB	1,454,460	13,205,655
	Lagercrantz Group AB, Class B	467,176	5,946,268
	Lindab International AB	605,276	6,168,563
	Loomis AB, Class B	415,680	14,596,439
#*	Medivir AB, Class B	169,635	398,253
#*	Mekonomen AB	282,646	2,375,763
*	Modern Times Group MTG AB, Class B	219,094	1,815,396
	Momentum Group AB, Class B	180,501	1,821,359
#	Mycronic AB	476,989	5,900,904
	Nederman Holding AB	29,566	350,521
#*	Net Insight AB, Class B	1,129,868	157,234
	NetEnt AB	1,474,929	4,545,370
	New Wave Group AB, Class B	440,390	2,508,264
	Nobia AB	871,514	5,052,638
	Nobina AB	738,622	4,616,074
	Nolato AB, Class B	176,156	9,399,181
	Nordic Entertainment Group AB, Class B	46,218	1,092,794
	Nordic Waterproofing Holding A.S.	57,361	500,434
	NP3 Fastigheter AB	143,606	1,442,629
*	Nyfosa AB	1,248,769	8,497,913
	OEM International AB, Class B	46,319	1,002,112
	Opus Group AB	1,440,504	796,357
	Peab AB	1,106,310	9,822,650
	Platzer Fastigheter Holding AB, Class B	249,458	2,436,994
	Pricer AB, Class B	884,404	1,129,788
	Proact IT Group AB	62,004	958,383
#*	Qliro Group AB	857,613	835,672
	Ratos AB, Class B	1,479,999	3,764,314
*	RaySearch Laboratories AB	165,675	2,702,214
#	Recipharm AB, Class B	339,783	4,554,731
	Resurs Holding AB	612,798	3,630,873
	Rottneros AB	704,234	723,540
	Sagax AB, Class B	312,484	3,585,495
*	SAS AB	2,103,222	2,679,801
	Scandi Standard AB	401,353	2,808,136
	Scandic Hotels Group AB	375,449	3,008,343
	Sectra AB, Class B	111,485	3,673,758
	Semcon AB	115,027	647,982
*	Sensys Gatso Group AB	2,274,070	324,574
	SkiStar AB	330,885	4,227,791
	Sweco AB, Class B	180,253	5,118,004
	Systemair AB	84,050	1,173,989
	Thule Group AB	724,255	13,707,880
	Troax Group AB	213,368	2,156,586
	VBG Group AB, Class B	26,108	383,016
	Vitrolife AB	311,726	5,095,880
	Wallenstam AB, Class B	66,898	758,305

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Wihlborgs Fastigheter AB	1,075,165	$17,471,915

TOTAL SWEDEN			427,891,968

SWITZERLAND — (11.5%)
	Allreal Holding AG	105,193	20,221,563
	ALSO Holding AG	42,929	6,131,692
*	ams AG	295,070	13,166,476
	APG SGA SA	8,652	2,339,705
	Arbonia AG	328,378	3,942,269
*	Aryzta AG	6,132,124	4,671,449
#	Ascom Holding AG	237,470	2,456,771
#	Autoneum Holding AG	20,419	2,247,184
	Bachem Holding AG, Class B	3,642	521,792
	Banque Cantonale de Geneve	9,270	1,833,982
	Banque Cantonale du Jura SA	4,071	230,503
	Banque Cantonale Vaudoise	4,633	3,545,255
	Belimo Holding AG	3,005	16,531,270
#	Bell Food Group AG	13,154	3,572,313
	Bellevue Group AG	55,759	1,271,351
#	Berner Kantonalbank AG	28,454	6,114,898
	BFW Liegenschaften AG	2,894	126,153
	BKW AG	148,207	11,003,243
#	Bobst Group SA	64,387	3,309,667
#	Bossard Holding AG, Class A	42,891	5,909,125
	Bucher Industries AG	54,491	17,045,790
	Burckhardt Compression Holding AG	3,052	764,456
#	Burkhalter Holding AG	29,107	2,100,181
#	Calida Holding AG	30,552	949,337
#	Carlo Gavazzi Holding AG	2,682	666,158
	Cembra Money Bank AG	214,769	22,382,011
#	Cham Group AG	1,932	789,851
	Cicor Technologies, Ltd.	14,897	736,287
	Cie Financiere Tradition SA	10,356	1,085,973
	Clariant AG	128,940	2,511,447
	Coltene Holding AG	25,919	2,113,231
	Conzzeta AG	9,287	8,086,244
	Daetwyler Holding AG	49,826	8,115,043
	DKSH Holding AG	183,816	9,175,615
	dormakaba Holding AG	24,489	15,794,166
*	Dottikon Es Holding AG	143	69,892
	Dufry AG	174,327	14,582,709
#	EFG International AG	638,081	3,953,556
	Emmi AG	16,079	13,108,423
	Energiedienst Holding AG	77,730	2,406,586
#*	Evolva Holding SA	3,349,123	549,477
#	Feintool International Holding AG	14,850	842,108
	Flughafen Zurich AG	98,913	18,308,792
	Forbo Holding AG	8,638	12,828,182
*	GAM Holding AG	1,317,228	5,287,648
	Georg Fischer AG	31,450	27,262,840
	Gurit Holding AG	3,022	4,045,992
	Helvetia Holding AG	209,024	28,848,761
	Hiag Immobilien Holding AG	18,736	2,119,540
#*	HOCHDORF Holding AG	7,010	551,216
	Huber & Suhner AG	93,238	6,004,178
	Hypothekarbank Lenzburg AG	6	26,686
#	Implenia AG	110,787	4,162,669
	Inficon Holding AG	14,476	9,386,139
#	Interroll Holding AG	4,844	8,985,948

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Intershop Holding AG	10,201	$5,510,123
	Investis Holding SA	1,504	109,110
	Jungfraubahn Holding AG	13,421	2,084,390
	Kardex AG	48,000	6,627,688
#	Komax Holding AG	30,538	6,433,028
#	Kudelski SA	235,411	1,463,233
*	Lastminute.com NV	22,924	876,992
	LEM Holding SA	3,811	4,545,437
	Liechtensteinische Landesbank AG	60,520	3,816,171
	Luzerner Kantonalbank AG	19,418	8,101,575
*	MCH Group AG	3,800	89,850
#*	Meier Tobler Group AG	22,913	348,826
	Metall Zug AG	1,041	2,118,881
#*	Meyer Burger Technology AG	814,920	333,801
	Mikron Holding AG	8,692	63,953
	Mobilezone Holding AG	264,374	2,603,553
	Mobimo Holding AG	51,751	14,624,752
#*	Newron Pharmaceuticals SpA	34,584	195,452
	OC Oerlikon Corp. AG	1,632,781	16,391,268
*	Orascom Development Holding AG	94,819	1,436,423
#	Orell Fuessli Holding AG	5,028	459,726
	Orior AG	36,650	3,131,955
#	Phoenix Mecano AG	4,259	1,663,483
	Plazza AG, Class A	7,210	1,834,507
	PSP Swiss Property AG	325,433	41,317,589
	Rieter Holding AG	19,781	2,837,940
	Romande Energie Holding SA	2,625	3,261,585
#	Schaffner Holding AG	3,363	693,646
#*	Schmolz + Bickenbach AG	3,372,134	753,533
	Schweiter Technologies AG	6,722	6,405,846
	SFS Group AG	122,248	9,750,158
	Siegfried Holding AG	29,216	11,497,957
	St Galler Kantonalbank AG	15,729	6,902,114
	Sulzer AG	134,486	13,237,322
	Sunrise Communications Group AG	266,460	20,733,843
	Swiss Prime Site AG	10,169	995,182
	Swissquote Group Holding SA	70,017	2,911,965
	Tamedia AG	16,213	1,598,523
	Thurgauer Kantonalbank	3,152	344,094
#	Tornos Holding AG	26,632	193,208
#	u-blox Holding AG	48,136	3,475,630
	Valiant Holding AG	106,613	10,597,828
	Valora Holding AG	27,786	7,530,881
	VAT Group AG	199,273	25,131,250
	Vaudoise Assurances Holding SA	6,538	3,575,460
	Vetropack Holding AG	1,292	3,422,055
#*	Von Roll Holding AG	378,198	340,871
	Vontobel Holding AG	187,300	10,142,928
	VP Bank AG	22,987	3,608,814
	VZ Holding AG	17,627	5,271,298
#	Walliser Kantonalbank	18,991	2,168,430
	Warteck Invest AG	22	43,848
#	Ypsomed Holding AG	21,974	2,836,323
	Zehnder Group AG	74,683	2,991,448
	Zug Estates Holding AG, Class B	1,143	2,324,691
	Zuger Kantonalbank AG	689	4,195,059

TOTAL SWITZERLAND			660,749,289

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UNITED KINGDOM — (0.0%)
	Rhi Magnesita NV	28,091	$1,402,998

TOTAL COMMON STOCKS			5,305,818,609

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Biotest AG	100,615	2,413,063
	Draegerwerk AG & Co. KGaA	58,871	2,612,393
#	Fuchs Petrolub SE	197,006	7,388,451
#	Jungheinrich AG	369,052	7,958,533
	Sixt SE	117,444	7,719,778
	STO SE & Co. KGaA	13,302	1,390,322
	Villeroy & Boch AG	50,436	692,404

TOTAL GERMANY			30,174,944

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0

SWEDEN — (0.0%)
*	Anoto Group AB Warrants 04/30/21	24,130	883

TOTAL RIGHTS/WARRANTS			883

TOTAL INVESTMENT SECURITIES (Cost $4,969,370,370)			5,335,994,436

			Value†
SECURITIES LENDING COLLATERAL — (7.3%)
@§	DFA Short Term Investment Fund	36,252,628	419,442,903

TOTAL INVESTMENTS — (100.0%) (Cost $5,398,317,493)^^			$5,755,437,339

Summary of the Series’ investments as of September 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$179,357,842	—	$179,357,842
Belgium	$6,374,458	243,320,807	—	249,695,265
Denmark	—	269,202,478	—	269,202,478
Finland	—	318,081,417	—	318,081,417
France	—	634,375,100	—	634,375,100
Germany	773,189	896,912,097	—	897,685,286
Ireland	—	29,529,974	—	29,529,974
Israel	776,086	184,036,830	—	184,812,916
Italy	—	555,189,409	—	555,189,409
Netherlands	1,366,218	370,938,806	—	372,305,024
Norway	—	136,946,756	—	136,946,756
Portugal	—	58,281,247	—	58,281,247
Spain	—	330,311,640	—	330,311,640
Sweden	115,136	427,776,832	—	427,891,968
Switzerland	—	660,749,289	—	660,749,289
United Kingdom	—	1,402,998	—	1,402,998

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Preferred Stocks
Germany	—	$30,174,944	—	$30,174,944
Rights/Warrants
Sweden	—	883	—	883
Securities Lending Collateral	—	419,442,903	—	419,442,903

TOTAL	$9,405,087	$5,746,032,252	—	$5,755,437,339

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2019

(Unaudited)

		Shares	Value»
COMMON STOCKS — (84.2%)
COMMUNICATION SERVICES — (1.9%)
#*	Aimia, Inc.	1,049,417	$2,677,306
#	Cineplex, Inc.	401,438	7,350,935
	Cogeco Communications, Inc.	95,472	7,694,113
	Cogeco, Inc.	37,500	2,701,438
	Corus Entertainment, Inc., Class B	925,728	3,696,344
#*	DHX Media, Ltd.	782,135	1,127,583
*	Glacier Media, Inc.	171,625	89,385
	Mediagrif Interactive Technologies, Inc.	30,070	162,283
*	TeraGo, Inc.	2,400	18,133
#*	Yellow Pages, Ltd.	105,820	654,960

TOTAL COMMUNICATION SERVICES			26,172,480

CONSUMER DISCRETIONARY — (4.7%)
*	Aritzia, Inc.	468,653	5,939,302
#	AutoCanada, Inc.	178,738	1,077,946
#	BMTC Group, Inc.	20,581	155,035
	BRP, Inc.	75,242	2,927,671
	Dorel Industries, Inc., Class B	212,497	1,457,975
	Gamehost, Inc.	76,973	502,560
*	Great Canadian Gaming Corp.	418,284	13,051,938
*	Indigo Books & Music, Inc.	12,232	51,796
*	Intertain Group, Ltd. (The)	70,628	619,464
	Leon’s Furniture, Ltd.	164,175	2,038,479
	Linamar Corp.	322,683	10,490,211
	Martinrea International, Inc.	647,360	5,580,142
#	MTY Food Group, Inc.	135,304	6,474,927
	Park Lawn Corp.	57,000	1,111,733
	Pizza Pizza Royalty Corp.	161,012	1,248,136
*	Points International, Ltd.	47,459	520,496
	Pollard Banknote, Ltd.	25,700	380,597
*	Real Matters, Inc.	56,000	466,649
#	Recipe Unlimited Corp.	106,377	2,102,890
	Reitmans Canada, Ltd., Class A	269,312	477,702
#*	Roots Corp.	5,800	9,150
#	Sleep Country Canada Holdings, Inc.	245,348	3,816,751
#*	Spin Master Corp.	19,000	580,534
#	Uni-Select, Inc.	305,382	2,544,754
	Zenith Capital Corp.	111,820	6,836

TOTAL CONSUMER DISCRETIONARY			63,633,674

CONSUMER STAPLES — (4.1%)
#	Alcanna, Inc.	215,711	846,660
	Andrew Peller, Ltd., Class A	172,200	1,839,174
#	Clearwater Seafoods, Inc.	104,195	441,994
	Corby Spirit and Wine, Ltd.	83,467	1,083,619
	Cott Corp.	96,682	1,205,625
	Cott Corp.	909,370	11,339,240
#	High Liner Foods, Inc.	120,134	1,001,079
#	Jamieson Wellness, Inc.	187,895	3,300,235
	KP Tissue, Inc.	33,800	239,306
	Lassonde Industries, Inc., Class A	17,200	2,355,433
	Maple Leaf Foods, Inc.	342,005	7,672,105
*	Mav Beauty Brands, Inc.	7,000	21,399

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	North West Co., Inc. (The)	350,436	$7,485,631
#	Premium Brands Holdings Corp.	186,219	13,090,218
#	Rogers Sugar, Inc.	669,336	2,723,117
#*	SunOpta, Inc.	286,840	523,948

TOTAL CONSUMER STAPLES			55,168,783

ENERGY — (13.7%)
#*	Advantage Oil & Gas, Ltd.	1,225,742	1,989,165
#*	Africa Oil Corp.	1,333,299	1,167,398
#	AKITA Drilling, Ltd., Class A	71,362	58,712
#	ARC Resources, Ltd.	1,704,614	8,118,741
#*	Athabasca Oil Corp.	3,664,410	1,770,180
#*	Baytex Energy Corp.	3,175,275	4,697,542
	Birchcliff Energy, Ltd.	1,785,429	2,883,963
#	Bonavista Energy Corp.	1,749,900	805,705
#	Bonterra Energy Corp.	179,118	557,019
#*	Calfrac Well Services, Ltd.	797,615	945,205
*	Canacol Energy, Ltd.	921,342	3,150,302
#	Cardinal Energy, Ltd.	763,603	1,429,395
#	CES Energy Solutions Corp.	1,549,897	2,398,225
	Computer Modelling Group, Ltd.	480,583	2,216,373
	Crescent Point Energy Corp.	1,949,926	8,330,438
#*	Crew Energy, Inc.	1,141,376	585,829
#*	Delphi Energy Corp.	738,496	50,168
#*	Denison Mines Corp.	3,394,735	1,639,907
	Enerflex, Ltd.	661,336	5,800,449
#*	Energy Fuels, Inc.	347,960	672,361
	Enerplus Corp.	1,624,918	12,105,477
	Ensign Energy Services, Inc.	996,560	2,301,750
*	Epsilon Energy, Ltd.	150,301	581,667
#*	Essential Energy Services Trust	1,034,741	226,497
#*	Fission Uranium Corp.	1,962,000	533,132
#	Freehold Royalties, Ltd.	712,794	4,045,900
	Frontera Energy Corp.	204,480	1,978,664
*	GASFRAC Energy Services, Inc.	91,560	9
*	Gear Energy, Ltd.	901,000	323,037
	Gibson Energy, Inc.	855,146	14,684,358
#*	Gran Tierra Energy, Inc.	2,888,144	3,575,164
#	High Arctic Energy Services, Inc.	136,900	234,565
*	International Petroleum Corp.	81,316	283,565
#*	Kelt Exploration, Ltd.	974,740	2,560,362
	Kinder Morgan Canada, Ltd.	38,600	434,408
*	MEG Energy Corp.	1,549,736	6,784,518
	North American Construction Group, Ltd.	214,334	2,470,378
*	NuVista Energy, Ltd.	1,091,726	2,043,613
#*	Obsidian Energy, Ltd.	538,649	447,231
#*	Painted Pony Energy, Ltd.	782,649	401,707
#*	Paramount Resources, Ltd., Class A	409,113	1,988,670
*	Parex Resources, Inc.	1,044,698	16,007,374
	Pason Systems, Inc.	486,401	5,929,257
#*	Pengrowth Energy Corp.	3,196,369	627,283
#	Peyto Exploration & Development Corp.	1,155,732	2,913,647
*	PHX Energy Services Corp.	285,274	602,911
	Pinnacle Renewable Energy, Inc.	11,400	92,501
#	PrairieSky Royalty, Ltd.	343,504	4,791,451
*	Precision Drilling Corp.	2,116,935	2,428,759
*	Pulse Seismic, Inc.	308,039	499,893
#*	Questerre Energy Corp., Class A	797,460	126,404
#	Secure Energy Services, Inc.	1,108,215	4,684,307

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#*	Seven Generations Energy, Ltd., Class A	829,218	$5,270,042
	ShawCor, Ltd.	495,943	5,712,413
#*	STEP Energy Services, Ltd.	24,196	26,482
*	Storm Resources, Ltd.	5,600	5,579
*	Strad, Inc.	17,174	21,000
#	Surge Energy, Inc.	2,014,064	1,717,849
*	Tamarack Valley Energy, Ltd.	1,457,940	2,233,927
#*	Tervita Corp.	70,398	398,523
#	Tidewater Midstream and Infrastructure, Ltd.	1,159,300	988,798
	TORC Oil & Gas, Ltd.	1,100,490	3,181,399
	Total Energy Services, Inc.	287,079	1,484,314
	Tourmaline Oil Corp.	234,000	2,315,538
	TransGlobe Energy Corp.	498,445	658,398
#*	Trican Well Service, Ltd.	2,310,767	1,761,614
#	Vermilion Energy, Inc.	316,211	5,267,598
	Whitecap Resources, Inc.	2,833,976	9,839,823
*	Yangarra Resources, Ltd.	479,472	532,002

TOTAL ENERGY			187,390,835

FINANCIALS — (8.8%)
	AGF Management, Ltd., Class B	496,635	2,324,140
#	Alaris Royalty Corp.	353,745	5,257,379
	Canaccord Genuity Group, Inc.	397,997	1,568,136
#	Canadian Western Bank	643,831	16,163,203
#	Chesswood Group, Ltd.	77,342	555,758
	Clairvest Group, Inc.	1,900	72,438
	Echelon Financial Holdings, Inc.	15,650	72,648
	ECN Capital Corp.	2,446,608	8,439,445
	E-L Financial Corp., Ltd.	6,978	3,955,789
	Element Fleet Management Corp.	2,715,997	21,730,436
#	Equitable Group, Inc.	77,602	6,080,585
	Fiera Capital Corp.	331,137	2,574,413
#	Firm Capital Mortgage Investment Corp.	165,218	1,740,909
	First National Financial Corp.	94,437	2,779,970
#	Genworth MI Canada, Inc.	281,680	11,183,431
	GMP Capital, Inc.	403,287	761,005
#	goeasy, Ltd.	62,639	2,816,001
	GoldMoney, Inc.	125,000	202,853
	Guardian Capital Group, Ltd., Class A	87,214	1,598,995
#*	Home Capital Group, Inc.	541,770	10,538,108
	Kingsway Financial Services, Inc.	13,070	28,885
#	Laurentian Bank of Canada	326,390	11,093,589
#	Sprott, Inc.	1,412,088	3,325,443
*	Street Capital Group, Inc.	120,227	60,347
#	Timbercreek Financial Corp.	521,704	3,803,948
	TMX Group, Ltd.	13,634	1,176,670
*	Trisura Group, Ltd.	27,911	629,701

TOTAL FINANCIALS			120,534,225

HEALTH CARE — (1.4%)
#*	CRH Medical Corp.	507,691	1,559,650
#	Extendicare, Inc.	722,930	4,670,929
*	Knight Therapeutics, Inc.	906,725	5,085,079
#	Medical Facilities Corp.	256,216	1,552,942
#	Sienna Senior Living, Inc.	462,615	6,651,935

TOTAL HEALTH CARE			19,520,535

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (9.4%)
	Aecon Group, Inc.	501,802	$6,908,607
#	AG Growth International, Inc.	118,358	3,977,279
	Algoma Central Corp.	43,100	450,568
#*	ATS Automation Tooling Systems, Inc.	552,999	7,559,204
#	Badger Daylighting, Ltd.	195,181	5,994,577
#	Bird Construction, Inc.	291,744	1,250,788
*	Black Diamond Group, Ltd.	330,892	447,067
*	Bombardier, Inc., Class A	8,161	11,273
*	Bombardier, Inc., Class B	875,300	1,182,615
	Calian Group, Ltd.	34,555	916,007
#	CanWel Building Materials Group, Ltd.	465,422	1,619,501
	Cargojet, Inc.	16,249	1,154,362
	Cervus Equipment Corp.	45,297	284,121
#*	DIRTT Environmental Solutions	221,168	999,959
#	Exchange Income Corp.	69,084	2,159,836
#	Exco Technologies, Ltd.	192,548	1,068,217
	Finning International, Inc.	251,331	4,399,265
*	GDI Integrated Facility Services, Inc.	900	19,721
*	Heroux-Devtek, Inc.	223,854	2,906,207
	Horizon North Logistics, Inc.	1,094,944	818,202
*	IBI Group, Inc.	105,300	389,455
#	K-Bro Linen, Inc.	71,953	1,974,179
	Magellan Aerospace Corp.	109,476	1,230,402
	Morneau Shepell, Inc.	345,111	8,585,771
#	Mullen Group, Ltd.	745,070	4,909,583
#	NFI Group, Inc.	330,420	7,013,179
	Richelieu Hardware, Ltd.	323,200	6,235,417
	Rocky Mountain Dealerships, Inc.	120,855	654,971
	Russel Metals, Inc.	426,796	6,819,845
#	Savaria Corp.	146,100	1,326,628
	SNC-Lavalin Group, Inc.	88,900	1,252,122
#	Stantec, Inc.	622,136	13,768,372
#	Stuart Olson, Inc.	168,559	352,424
	TFI International, Inc.	556,989	17,052,099
#	Transcontinental, Inc., Class A	528,784	6,178,493
	Wajax Corp.	153,366	1,866,068
#	Westshore Terminals Investment Corp.	317,149	4,895,420

TOTAL INDUSTRIALS			128,631,804

INFORMATION TECHNOLOGY — (3.4%)
	Absolute Software Corp.	288,588	1,657,663
*	Celestica, Inc.	36,408	261,045
*	Celestica, Inc.	789,256	5,659,457
*	Descartes Systems Group, Inc. (The)	348,270	14,058,557
	Enghouse Systems, Ltd.	251,614	6,932,038
	Evertz Technologies, Ltd.	186,653	2,342,937
#*	EXFO, Inc.	60,487	239,693
*	Kinaxis, Inc.	150,974	9,825,247
*	Photon Control, Inc.	325,194	228,275
	Pivot Technology Solutions, Inc.	27,500	27,607
#	Quarterhill, Inc.	951,176	1,242,053
#*	Sierra Wireless, Inc.	291,224	3,110,405
	Vecima Networks, Inc.	6,059	40,703

TOTAL INFORMATION TECHNOLOGY			45,625,680

MATERIALS — (26.4%)
#*	5N Plus, Inc.	548,929	907,389
	Acadian Timber Corp.	69,938	897,947

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	AirBoss of America Corp.	98,662	$580,868
#*	Alacer Gold Corp.	2,184,997	8,823,440
	Alamos Gold, Inc., Class A	2,957,288	17,187,692
#*	Alio Gold, Inc.	204,318	126,460
	Altius Minerals Corp.	257,186	2,143,136
#*	Americas Gold & Silver Corp.	162,412	405,770
*	Amerigo Resources, Ltd.	479,200	253,191
*	Argonaut Gold, Inc.	1,141,697	1,809,687
#*	Asanko Gold, Inc.	949,993	881,980
*	B2Gold Corp.	5,382,692	17,510,965
	Caledonia Mining Corp. P.L.C.	540	3,603
*	Canfor Corp.	344,233	4,035,127
	Canfor Pulp Products, Inc.	220,215	1,613,985
#*	Capstone Mining Corp.	3,001,355	1,336,604
	Cascades, Inc.	563,270	4,923,325
*	Centerra Gold, Inc.	1,682,253	14,297,597
#*	China Gold International Resources Corp., Ltd.	1,668,100	1,435,358
#*	Continental Gold, Inc.	939,248	2,608,924
#*	Copper Mountain Mining Corp.	972,155	491,636
*	Detour Gold Corp.	1,259,316	18,487,901
*	Dundee Precious Metals, Inc.	1,388,522	4,674,347
#*	Eldorado Gold Corp.	1,158,414	8,971,073
#*	Endeavour Mining Corp.	502,057	9,595,086
#*	Endeavour Silver Corp.	746,544	1,667,940
*	ERO Copper Corp.	31,400	458,610
*	Excellon Resources, Inc.	14,400	10,108
#*	First Majestic Silver Corp.	977,531	8,891,008
#*	First Mining Gold Corp.	749,400	138,584
#*	Fortuna Silver Mines, Inc.	1,152,121	3,565,457
*	Gold Standard Ventures Corp.	10,700	8,319
#*	Golden Star Resources, Ltd.	463,313	1,332,394
#*	Great Panther Mining, Ltd.	133,205	94,511
#*	Guyana Goldfields, Inc.	979,918	695,266
	Hudbay Minerals, Inc.	1,922,188	6,935,169
*	IAMGOLD Corp.	3,346,046	11,415,728
#*	Imperial Metals Corp.	346,592	562,458
*	Interfor Corp.	483,839	5,112,840
*	International Tower Hill Mines, Ltd.	13,001	6,869
	Intertape Polymer Group, Inc.	416,437	5,422,152
*	IPL Plastics, Inc.	7,900	46,809
*	Ivanhoe Mines, Ltd., Class A	3,744,528	9,722,743
#	Labrador Iron Ore Royalty Corp.	400,256	7,441,073
#*	Largo Resources, Ltd.	522,593	579,848
*	Leagold Mining Corp.	135,426	261,683
#	Lucara Diamond Corp.	2,181,549	1,827,769
*	Lundin Gold, Inc.	151,909	877,159
*	Major Drilling Group International, Inc.	605,112	2,923,136
*	Mandalay Resources Corp.	464	406
#*	Marathon Gold Corp.	147,500	145,847
	Methanex Corp.	56,961	2,021,162
#	Mountain Province Diamonds, Inc.	102,431	95,871
*	New Gold, Inc.	4,348,961	4,365,866
	Norbord, Inc.	250,961	6,016,171
#*	Northern Dynasty Minerals, Ltd.	76,877	44,681
	OceanaGold Corp.	4,416,629	11,534,541
*	Orbite Technologies, Inc.	73,500	74
*	Orla Mining, Ltd.	9,900	11,807
	Osisko Gold Royalties, Ltd.	959,872	8,918,769
#*	Osisko Mining, Inc.	486,477	1,149,317

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Pan American Silver Corp.	1,378,389	$21,588,534
#*	PolyMet Mining Corp.	642,081	205,974
#*	Premier Gold Mines, Ltd.	1,039,349	1,467,021
#*	Pretium Resources, Inc.	293,903	3,382,824
*	Pretium Resources, Inc.	794,788	9,160,594
*	Roxgold, Inc.	1,208,860	958,073
*	Sabina Gold & Silver Corp.	1,690,021	2,194,087
#*	Sandstorm Gold, Ltd.	1,264,677	7,149,814
*	Seabridge Gold, Inc.	68,095	859,893
*	SEMAFO, Inc.	2,376,290	7,622,925
*	SSR Mining, Inc.	859,605	12,464,062
#	Stelco Holdings, Inc.	24,600	171,941
	Stella-Jones, Inc.	328,602	9,601,225
*	Stornoway Diamond Corp.	208,109	3,142
#	Supremex, Inc.	91	172
#*	Tanzanian Gold Corp.	207,891	164,762
*	Taseko Mines, Ltd.	1,417,826	599,300
*	Teranga Gold Corp.	655,298	2,413,748
#*	TMAC Resources, Inc.	93,713	314,062
*	Torex Gold Resources, Inc.	632,604	7,840,403
#*	Trevali Mining Corp.	3,825,789	664,174
#*	Turquoise Hill Resources, Ltd.	1,827,680	855,313
*	Wesdome Gold Mines Ltd.	948,829	4,275,585
	West Fraser Timber Co., Ltd.	150,200	6,008,680
#	Western Forest Products, Inc.	3,049,303	2,761,946
	Winpak, Ltd.	205,835	6,818,959
	Yamana Gold, Inc.	6,883,874	21,823,052

TOTAL MATERIALS			359,675,501

REAL ESTATE — (4.3%)
	Altus Group, Ltd.	228,753	6,897,900
#	Bridgemarq Real Estate Services	43,669	485,193
	Colliers International Group, Inc.	224,919	16,892,056
	DREAM Unlimited Corp., Class A	455,185	3,284,574
	FirstService Corp.	1,234	126,571
#	FirstService Corp.	153,669	15,754,886
*	Genesis Land Development Corp.	76,842	138,621
	Information Services Corp.	14,174	170,107
#	Invesque, Inc.	203,166	1,361,212
*	Mainstreet Equity Corp.	30,149	1,447,771
	Melcor Developments, Ltd.	54,040	502,935
	Morguard Corp.	22,568	3,517,600
#	Tricon Capital Group, Inc.	1,029,132	7,892,200

TOTAL REAL ESTATE			58,471,626

UTILITIES — (6.1%)
#	Boralex, Inc., Class A	485,312	8,289,701
	Capital Power Corp.	724,420	16,775,639
	Innergex Renewable Energy, Inc.	740,781	8,549,300
#	Just Energy Group, Inc.	654,141	1,550,366
*	Maxim Power Corp.	92,234	119,744
#	Northland Power, Inc.	513,208	9,846,962
	Polaris Infrastructure, Inc.	98,922	987,092
#	Superior Plus Corp.	1,170,310	10,617,901
	TransAlta Corp.	2,047,057	13,318,966
#	TransAlta Renewables, Inc.	779,039	8,014,720

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
Valener, Inc.	289,365	$5,676,564

TOTAL UTILITIES		83,746,955

TOTAL COMMON STOCKS		1,148,572,098

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#* Tervita Corp. Warrants 07/19/20	9,964	113

MATERIALS — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	1,876,416	438,186

TOTAL RIGHTS/WARRANTS		438,299

TOTAL INVESTMENT SECURITIES		1,149,010,397

		Value†
SECURITIES LENDING COLLATERAL — (15.8%)
@§ DFA Short Term Investment Fund	18,631,394	215,565,234

TOTAL INVESTMENTS — (100.0%) (Cost $1,574,158,431)^^		$1,364,575,631

Summary of the Series’ investments as of September 30, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$26,172,480	—	—	$26,172,480
Consumer Discretionary	63,626,838	$6,836	—	63,633,674
Consumer Staples	55,168,783	—	—	55,168,783
Energy	186,809,159	581,676	—	187,390,835
Financials	120,534,225	—	—	120,534,225
Health Care	19,520,535	—	—	19,520,535
Industrials	128,631,804	—	—	128,631,804
Information Technology	45,625,680	—	—	45,625,680
Materials	359,672,285	3,216	—	359,675,501
Real Estate	58,471,626	—	—	58,471,626
Utilities	83,746,955	—	—	83,746,955
Rights/Warrants
Energy	—	113	—	113
Materials	—	438,186	—	438,186
Securities Lending Collateral	—	215,565,234	—	215,565,234

TOTAL	$1,147,980,370	$216,595,261	—	$1,364,575,631

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At September 30, 2019, the Trust consisted of eleven operational investment portfolios, of which five, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum initial margin requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At September 30, 2019, the total cost of securities for federal income tax purposes was:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$3,408,465	—	—	—
The Asia Pacific Small Company Series	1,785,232	—	—	—
The United Kingdom Small Company Series	2,113,642	—	—	—
The Continental Small Company Series	5,398,317	—	—	—
The Canadian Small Company Series	1,574,158	—	—	—

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Trust’s financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within the financial statements prepared as of October 31, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series’ financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series’ adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series’ net assets or results of operations.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.